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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSRS
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-05309
First American Investment Funds, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN (Address of principal executive offices)	55402 (Zip code)
Charles D. Gariboldi, Jr., 800 Nicollet Mall, Minneapolis, MN 55402
(Name and address of agent for service)
Registrant’s telephone number, including area code:       800-677-3863
Date of fiscal period end:       October 31
Date of reporting period:       April 30, 2007
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Report to Shareholders

First American Funds.

2007 Semiannual Report

Index Funds

Mutual fund investing involves risk; principal loss is possible.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

First American Funds Online

@ firstamericanfunds.com

Visit the First American Funds website for useful information on each of our funds, including fund prices, performance, fund management bios, dividends, and downloadable fact sheets.

Online features and functionality include:

-	The ability to deepen your understanding of the fund family by learning about the full range of investment choices available to you through First American Funds

-	The ability to educate yourself through market and investment strategy commentaries
We stand behind our commitment to serve you with excellence. For more information, call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.
First American Funds Semiannual Report 2007       1

Holdings Summaries
Equity Index Fund
Top 10 Holdings as of April 30, 20071  (% of net assets)

Exxon Mobil	3.4%
General Electric	2.9
Citigroup	2.0
Microsoft	1.9
AT&T	1.8
Bank of America	1.8
Procter & Gamble	1.5
Pfizer	1.4
Johnson & Johnson	1.4
JP Morgan Chase	1.4
Sector Allocation as of April 30, 20071  (% of net assets)

Financials	21.1%
Information Technology	14.9
Healthcare	12.1
Industrials	10.9
Consumer Discretionary	10.2
Energy	10.1
Consumer Staples	9.3
Utilities	3.6
Telecommunication Services	3.5
Materials	3.0
Short-Term Investments	1.3

100.0%
Mid Cap Index Fund
Top 10 Holdings as of April 30, 20071  (% of net assets)

First American Prime Obligations Fund, Class Z	1.3%
Precision Castparts	1.2
Noble Energy	0.9
MEMC Electronic Materials	0.8
Expeditors International of Washington	0.7
Microchip Technology	0.7
Lam Research	0.6
Cameron International	0.6
Southwestern Energy	0.6
Manpower	0.6
Sector Allocation as of April 30, 20071  (% of net assets)

Financials	16.4%
Industrials	16.2
Information Technology	15.4
Consumer Discretionary	14.2
Healthcare	10.9
Energy	8.2
Utilities	7.9
Materials	6.1
Consumer Staples	2.5
Telecommunication Services	0.7
Short-Term Investments	1.6
Other Assets and Liabilities, Net[2]	(0.1)

100.0%
Small Cap Index Fund
Top 10 Holdings as of April 30, 20071  (% of net assets)

First American Prime Obligations Fund, Class Z	2.0%
U.S. Treasury Bill, 4.790%, 08/09/2007	0.3
Varian Semiconductor Equipment Associates	0.3
Brocade Communications Systems	0.3
Big Lots	0.3
AK Steel Holding	0.2
Sotheby’s Holdings, Class A	0.2
Chaparral Steel Company	0.2
Phillips Van-Heusen	0.2
Hologic	0.2
Sector Allocation as of April 30, 20071  (% of net assets)

Financials	20.3%
Information Technology	18.5
Consumer Discretionary	15.3
Industrials	14.7
Healthcare	11.4
Materials	5.3
Energy	4.9
Consumer Staples	3.2
Utilities	2.8
Short-Term Investments	2.3
Telecommunication Services	1.3

100.0%

[1]	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

[2]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.
2      First American Funds Semiannual Report 2007

Expense Examples
As a shareholder of one or more of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested in a fund at the beginning of the period and held for the entire period from November 1, 2006 to April 30, 2007.
Actual Expenses
For each class of each fund, two lines are presented in the table below — the first line for each class provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular fund and class, to estimate the expenses that you paid over the period. Simply divide your account value in the fund and class by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your fund and class to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
For each class of each fund, the second line for each class provides information about hypothetical account values and hypothetical expenses based on the respective fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the tables for each class of each fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Equity Index

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (11/01/06 to
	Value (11/01/06)	Value (4/30/07)	4/30/07)
Class A Actual[2]	$1,000.00	$1,082.50	$3.20

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.72	$3.11

Class B Actual[2]	$1,000.00	$1,078.30	$7.06

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,018.00	$6.85

Class C Actual[2]	$1,000.00	$1,078.70	$7.06

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,018.00	$6.85

Class R Actual[2]	$1,000.00	$1,081.40	$4.49

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,020.48	$4.36

Class Y Actual[2]	$1,000.00	$1,083.90	$1.91

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.96	$1.86

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.62%, 1.37%, 1.37%, 0.87%, and 0.37% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended April 30, 2007 of 8.25%, 7.83%, 7.87%, 8.14%, and 8.39% for Class A, Class B, Class C, Class R, and Class Y, respectively.
First American Funds Semiannual Report 2007       3

Expense Examples continued
Mid Cap Index

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (11/01/06 to
	Value (11/01/06)	Value (4/30/07)	4/30/07)
Class A Actual[2]	$1,000.00	$1,116.40	$3.94

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$3.76

Class B Actual[2]	$1,000.00	$1,112.00	$7.85

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,017.36	$7.50

Class C Actual[2]	$1,000.00	$1,112.00	$7.85

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,017.36	$7.50

Class R Actual[2]	$1,000.00	$1,114.50	$5.24

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,019.84	$5.01

Class Y Actual[2]	$1,000.00	$1,116.90	$2.62

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	$2.51

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75%, 1.50%, 1.50%, 1.00%, and 0.50% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended April 30, 2007 of 11.64%, 11.20%, 11.20%, 11.45%, and 11.69% for Class A, Class B, Class C, Class R, and Class Y, respectively.
Small Cap Index Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[3] (11/01/06 to
	Value (11/01/06)	Value (4/30/07)	4/30/07)
Class A Actual[4]	$1,000.00	$1,064.60	$4.25

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,020.68	$4.16

Class B Actual[4]	$1,000.00	$1,060.90	$8.07

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,016.96	$7.90

Class C Actual[4]	$1,000.00	$1,060.40	$8.07

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,016.96	$7.90

Class R Actual[4]	$1,000.00	$1,063.80	$5.53

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,019.44	$5.41

Class Y Actual[4]	$1,000.00	$1,066.00	$2.97

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.92	$2.91

[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.83%, 1.58%, 1.58%, 1.08%, and 0.58% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[4]	Based on the actual returns for the six-month period ended April 30, 2007 of 6.46%, 6.09%, 6.04%, 6.38%, and 6.60% for Class A, Class B, Class C, Class R, and Class Y, respectively.
4      First American Funds Semiannual Report 2007

Schedule of  Investments April 30, 2007 (unaudited), all dollars are rounded to thousands (000)

Equity Index Fund
DESCRIPTION	SHARES	VALUE

Common Stocks – 98.7%
Consumer Discretionary – 10.2%
Abercrombie & Fitch, Class A (a)	3,467	$283
Amazon.com (a) (b)	47,358	2,904
Apollo Group, Class A (a) (b)	22,317	1,056
Autonation (a) (b)	25,661	524
Autozone (a) (b)	8,469	1,127
Bed Bath & Beyond (a) (b)	45,638	1,859
Best Buy (a)	63,580	2,966
Big Lots (a) (b)	17,547	565
Black & Decker (a)	12,055	1,094
Brunswick (a)	14,302	468
Carnival (a)	66,091	3,231
CBS, Class B	118,592	3,768
Centex (a)	19,628	879
Circuit City Stores	31,528	550
Clear Channel Communications	72,375	2,564
Coach (b)	58,031	2,834
Comcast, Class A (a) (b)	486,351	12,966
D.R. Horton	41,586	922
Darden Restaurants	20,738	860
Dillard’s, Class A	9,415	326
DIRECTV Group (b)	96,540	2,301
Dollar General (a)	45,902	980
Dow Jones & Company	8,961	326
Eastman Kodak (a)	43,578	1,085
Family Dollar Stores (a)	23,732	756
Federated Department Stores (a)	82,376	3,618
Ford Motor (a)	288,881	2,323
Fortune Brands	22,038	1,765
Gannett (a)	36,695	2,094
Gap	88,053	1,581
General Motors (a)	88,555	2,766
Genuine Parts	26,532	1,311
Goodyear Tire & Rubber (a) (b)	27,247	906
Harley-Davidson (a)	40,274	2,550
Harman International Industries (a)	9,587	1,169
Harrah’s Entertainment	25,045	2,136
Hasbro	24,228	766
Hilton Hotels (a)	59,951	2,038
Home Depot	321,731	12,184
H&R Block (a)	55,698	1,259
IAC/ InterActiveCorp (a) (b)	25,623	977
International Game Technology (a)	51,451	1,962
Interpublic Group of Companies (a) (b)	64,632	820
J.C. Penney	36,461	2,884
Johnson Controls (a)	28,733	2,940
Jones Apparel Group	17,927	599
KB HOME	11,974	528
Kohl’s (a) (b)	47,420	3,511
Leggett & Platt (a)	28,142	662
Lennar	21,462	917
Limited (a)	53,275	1,469
Liz Claiborne (a)	16,348	731
Lowe’s (a)	237,003	7,243
Marriott International, Class A	50,262	2,272
Mattel (a)	61,936	1,753
McDonald’s	192,917	9,314
McGraw-Hill (a)	58,694	3,846
New York Times, Class A (a)	22,172	519
Newell Rubbermaid	41,705	1,279
News	374,949	8,395
Nike, Class B (a)	58,096	3,129
Nordstrom (a)	34,440	1,891
Office Depot (b)	48,599	1,634
Officemax (a)	10,772	530
Omnicom Group (a)	27,670	2,897
Polo Ralph Lauren (a)	4,613	425
Pulte Homes (a)	32,991	887
RadioShack (a)	20,585	598
Sears (a) (b)	13,824	2,639
Sherwin-Williams	18,718	1,194
Snap-On	8,965	489
Stanley Works (a)	12,437	725
Staples	111,839	2,774
Starbucks (a) (b)	117,543	3,646
Starwood Hotels & Resorts Worldwide	32,598	2,185
Target (a)	134,542	7,988
Tiffany & Company (a)	22,646	1,080
Time Warner (a)	640,576	13,215
TJX	66,944	1,867
Tribune	47,193	1,548
V.F. (a)	13,446	1,181
Viacom, Class B (a) (b)	115,633	4,770
Walt Disney (a)	306,407	10,718
Wendy’s International	17,351	654
Whirlpool (a)	12,013	1,274
Wyndham Worldwide (b)	31,442	1,088
Yum! Brands	41,876	2,590

		211,897

Consumer Staples – 9.3%
Altria Group	318,320	21,939
Anheuser-Busch	118,685	5,838
Archer-Daniels-Midland	100,683	3,896
Avon Products	72,781	2,897
Brown-Forman, Class B	8,505	544
Campbell Soup	28,149	1,101
Clorox	23,022	1,544
Coca-Cola Enterprises	35,052	769
Coca-Cola	320,400	16,722
Colgate-Palmolive	79,191	5,364
ConAgra Foods	81,098	1,993
Constellation Brands, Class A (a) (b)	28,056	629
Costco Wholesale (a)	72,219	3,869
CVS	236,801	8,582
Dean Foods	5,175	188
Estee Lauder, Class A	7,896	406
General Mills	50,220	3,008
H.J. Heinz	51,182	2,411
Hershey Foods (a)	27,739	1,525
Kellogg (a)	39,364	2,083
Kimberly-Clark	71,504	5,089
Kraft Foods, Class A	241,812	8,093
Kroger	110,684	3,266
McCormick	20,498	761
Molson Coors Brewing (a)	9,767	921
Pepsi Bottling	21,110	693
PepsiCo	256,847	16,975
Procter & Gamble	500,054	32,158
Reynolds American (a)	26,596	1,709
Safeway (a)	68,576	2,489
Sara Lee (a)	116,134	1,906
SUPERVALU (a)	30,856	1,416
Sysco (a)	101,195	3,313
Tyson Foods, Class A (a)	38,675	811
UST (a)	25,016	1,418
Walgreen	154,662	6,790
Wal-Mart Stores	380,707	18,243
First American Funds Semiannual Report 2007       5

Schedule of  Investments April 30, 2007 (unaudited), all dollars are rounded to thousands (000)

Equity Index Fund (continued)
DESCRIPTION	SHARES	VALUE

Whole Foods Market (a)	19,768	$925
Wrigley, William Jr. (a)	31,604	1,861

		194,145

Energy – 10.1%
Anadarko Petroleum	73,714	3,439
Apache	51,163	3,709
Baker Hughes	52,368	4,210
BJ Services (a)	46,014	1,319
Chesapeake Energy (a)	58,384	1,970
Chevron (a)	341,940	26,600
ConocoPhillips	254,773	17,669
Consol Energy	27,291	1,143
Devon Energy (a)	70,650	5,148
El Paso	99,793	1,497
ENSCO International (a)	20,658	1,165
EOG Resources (a)	37,374	2,745
Exxon Mobil	902,703	71,657
Halliburton (a)	146,086	4,641
Hess	37,020	2,101
Kinder Morgan	12,903	1,375
Marathon Oil	54,273	5,511
Murphy Oil	23,768	1,318
Nabors Industries (a) (b)	45,205	1,452
National-Oilwell Varco (a) (b)	26,770	2,271
Noble	21,187	1,784
Occidental Petroleum (a)	125,423	6,359
Peabody Energy	39,988	1,919
Rowan (a)	16,969	622
Schlumberger (a)	179,945	13,285
Smith International (a)	29,599	1,552
Spectra Energy	92,047	2,402
Sunoco	20,900	1,579
Transocean (b)	50,049	4,314
Valero Energy	94,263	6,620
Weatherford International (a) (b)	52,530	2,757
Williams (a)	91,476	2,699
XTO Energy (a)	57,075	3,097

		209,929

Financials – 21.1%
ACE	45,193	2,687
AFLAC (a)	76,509	3,928
Allstate	108,259	6,747
Ambac Financial Group (a)	16,662	1,530
American Express	189,344	11,488
American International Group	400,104	27,971
Ameriprise Financial	35,864	2,133
AON	49,658	1,924
Apartment Investment & Management – REIT	15,116	836
Archstone-Smith Trust – REIT (a)	33,337	1,737
Assurant (a)	7,009	403
Avalonbay Communities – REIT (a)	11,891	1,454
Bank of America	723,267	36,814
Bank of New York	117,741	4,766
BB&T (a)	82,890	3,450
Bear Stearns	16,375	2,550
Boston Properties – REIT (a)	17,105	2,011
Capital One Financial	64,646	4,801
CB Richard Ellis Group (a) (b)	23,923	810
Charles Schwab	155,415	2,972
Chicago Mercantile Exchange (a)	5,360	2,770
Chubb	56,213	3,026
Cincinnati Financial	23,960	1,084
CIT Group (a)	30,869	1,841
Citigroup	778,914	41,765
Comerica (a)	25,315	1,567
Commerce Bancorp (a)	28,315	947
Compass Bancshares (a)	13,893	947
Countrywide Financial	91,760	3,402
Developers Diversified Realty – REIT (a)	12,275	799
E*TRADE Financial (a) (b)	65,964	1,456
Equity Residential Properties Trust – REIT (a)	44,033	2,044
Fannie Mae	147,872	8,713
Federated Investors, Class B	12,900	492
Fifth Third Bancorp (a)	84,740	3,440
First Horizon National (a)	19,183	752
Franklin Resources	22,623	2,971
Freddie Mac	105,243	6,818
Genworth Financial, Class A (a)	51,718	1,887
Goldman Sachs Group (a)	66,899	14,625
Hartford Financial Services Group (a)	44,278	4,481
Host Hotels & Resorts – REIT (a)	80,781	2,071
Hudson City Bancorp	37,188	495
Huntington Bancshares (a)	32,375	718
J.P. Morgan Chase (a)	541,391	28,206
Janus Capital Group (a)	37,212	931
KeyCorp (a)	62,386	2,226
Kimco Realty – REIT (a)	33,361	1,604
Legg Mason (a)	19,207	1,905
Lehman Brothers Holdings (a)	82,617	6,219
Lincoln National (a)	46,162	3,284
Loew’s	61,785	2,924
M&T Bank	12,214	1,360
Marsh & McLennan	80,625	2,561
Marshall & Ilsley (a)	31,518	1,513
MBIA (a)	20,587	1,432
Mellon Financial	65,969	2,832
Merrill Lynch (a)	140,631	12,689
Metlife (a)	116,668	7,665
MGIC Investment (a)	15,404	949
Moody’s	38,046	2,516
Morgan Stanley (a)	165,584	13,911
National City (a)	73,530	2,688
Northern Trust	28,319	1,783
Plum Creek Timber – REIT (a)	28,382	1,127
PNC Financial Services	42,063	3,117
Principal Financial Group	50,455	3,203
Progressive (a)	122,896	2,835
Prologis – REIT (a)	33,043	2,141
Prudential Financial	79,158	7,520
Public Storage – REIT (a)	14,540	1,357
Regions Financial (a)	112,500	3,948
SAFECO (a)	19,228	1,283
Simon Property Group – REIT (a)	30,929	3,565
SLM	63,671	3,427
Sovereign Bancorp	57,822	1,403
State Street (a)	54,885	3,780
SunTrust Banks (a)	52,298	4,415
Synovus Financial (a)	45,400	1,433
T. Rowe Price Group (a)	38,296	1,903
Torchmark	15,904	1,086
Travelers	104,770	5,668
U.S. Bancorp (a) (c)	278,022	9,550
UnumProvident	52,696	1,311
Vornado Realty Trust – REIT	20,001	2,373
Wachovia	277,067	15,388
Washington Mutual	151,299	6,352
Wells Fargo	510,626	18,326
The accompanying notes are an integral part of the financial statements.
6      First American Funds Semiannual Report 2007

Equity Index Fund (continued)
DESCRIPTION	SHARES	VALUE

XL Capital Limited, Class A (a)	24,942	$1,945
Zions Bancorporation	13,276	1,086

		438,863

Healthcare – 12.1%
Abbott Laboratories (a)	239,308	13,550
Aetna	89,752	4,208
Allergan (a)	19,527	2,367
AmerisourceBergen (a)	32,434	1,621
Amgen (a) (b)	188,171	12,069
Applied Biosystems Group – Applera (a)	30,322	947
Barr Pharmaceuticals (b)	12,664	612
Bausch & Lomb	8,429	496
Baxter International	94,640	5,359
Becton, Dickinson & Company	38,707	3,046
Biogen IDEC (b)	51,784	2,445
Biomet (a)	38,099	1,646
Boston Scientific (b)	187,116	2,889
Bristol-Myers Squibb (a)	296,693	8,563
C.R. Bard	15,952	1,326
Cardinal Health	66,513	4,653
Celgene (a) (b)	53,133	3,250
CIGNA	18,923	2,944
Coventry Health Care (a) (b)	25,315	1,464
Eli Lilly (a)	155,802	9,213
Express Scripts (a) (b)	22,465	2,147
Forest Laboratories, Class A (a) (b)	51,854	2,759
Genzyme (b)	37,880	2,474
Gilead Sciences (b)	66,955	5,472
Hospira (b)	25,240	1,023
Humana (b)	25,320	1,601
IMS Health	36,008	1,056
Johnson & Johnson	455,640	29,261
King Pharmaceuticals (a) (b)	37,869	774
Laboratory Corporation of America (a) (b)	20,552	1,622
Manor Care	12,194	791
McKesson HBOC (a)	46,528	2,737
Medco Health Solutions (a) (b)	47,094	3,674
Medimmune (a) (b)	38,159	2,163
Medtronic (a)	183,061	9,689
Merck (a)	335,560	17,261
Millipore (a) (b)	7,569	559
Mylan Laboratories	33,291	730
Patterson Companies (a) (b)	21,251	766
PerkinElmer	20,554	497
Pfizer	1,123,925	29,739
Quest Diagnostics (a)	25,521	1,248
Schering-Plough	224,997	7,139
St. Jude Medical (a) (b)	56,339	2,411
Stryker (a)	44,750	2,906
Tenet Healthcare (a) (b)	72,248	536
Thermo Fisher Scientific (a) (b)	62,658	3,262
UnitedHealth Group (a)	200,607	10,644
Varian Medical Systems (a) (b)	10,199	431
Watson Pharmaceuticals (a) (b)	16,832	460
Wellpoint (b)	95,676	7,556
Wyeth Pharmaceuticals	204,027	11,323
Zimmer Holdings (b)	38,038	3,442

		250,821

Industrials – 10.9%
3M	121,229	10,034
Allied Waste Industries (a) (b)	32,673	437
American Standard	27,382	1,508
Avery Dennison	16,469	1,024
Boeing	126,417	11,757
Burlington Northern Santa Fe	57,180	5,006
C.H. Robinson Worldwide	25,175	1,346
Caterpillar	102,276	7,427
Cintas (a)	21,118	791
Cooper Industries, Class A	28,514	1,419
CSX (a)	67,793	2,927
Cummins (a)	12,390	1,142
Danaher (a)	36,243	2,580
Deere & Company	36,990	4,047
Dover	25,743	1,239
Eaton	22,600	2,016
Emerson Electric	127,043	5,970
Equifax (a)	19,991	796
FedEx (a)	45,579	4,806
Fluor	12,275	1,174
General Dynamics	59,771	4,692
General Electric	1,613,187	59,462
Goodrich	18,217	1,035
Honeywell International	131,722	7,137
Illinois Tool Works (a)	62,495	3,207
Ingersoll-Rand, Class A (a)	50,690	2,263
ITT Industries	28,123	1,795
L-3 Communications Holdings	15,448	1,389
Lockheed Martin (a)	54,470	5,237
Masco (a)	65,110	1,772
Monster Worldwide (a) (b)	19,748	830
Norfolk Southern	63,227	3,366
Northrop Grumman	54,400	4,006
Paccar (a)	38,856	3,263
Pall (a)	19,272	808
Parker Hannifin	17,930	1,652
Pitney Bowes (a)	27,368	1,314
R.R. Donnelley & Sons	33,218	1,335
Raytheon (a)	67,847	3,633
Robert Half International (a)	26,304	876
Rockwell Automation	26,155	1,557
Rockwell Collins	27,187	1,785
Ryder System (a)	9,657	508
Southwest Airlines (a)	123,218	1,768
Terex (b)	14,329	1,116
Textron (a)	20,395	2,074
Tyco International	307,555	10,036
Union Pacific	38,848	4,438
United Parcel Service, Class B (a)	165,178	11,633
United Technologies (a)	156,655	10,516
W.W. Grainger	13,136	1,085
Waste Management (a)	83,919	3,139

		226,173

Information Technology – 14.9%
ADC Telecommunications (a) (b)	17,997	331
Adobe Systems (a) (b)	92,189	3,831
Advanced Micro Devices (a) (b)	83,622	1,156
Affiliated Computer Services, Class A (b)	20,390	1,222
Agilent Technologies (a) (b)	65,655	2,257
Altera (b)	55,438	1,250
Analog Devices (a)	56,223	2,171
Apple Computer (a) (b)	129,221	12,896
Applied Materials	231,451	4,449
Autodesk (b)	35,249	1,455
Automatic Data Processing	89,462	4,004
Avaya (b)	70,817	915
BMC Software (a) (b)	33,171	1,074
Broadcom, Class A (a) (b)	69,471	2,261
CA (a)	63,861	1,741
Ciena (a) (b)	13,076	381
First American Funds Semiannual Report 2007       7

Schedule of  Investments April 30, 2007 (unaudited), all dollars are rounded to thousands (000)

Equity Index Fund (continued)
DESCRIPTION	SHARES	VALUE

Cisco Systems (a) (b)	939,082	$25,111
Citrix Systems (a) (b)	28,020	913
Cognizant Technology Solutions, Class A (a) (b)	18,504	1,654
Computer Sciences (b)	26,205	1,455
Compuware (b)	61,323	605
Convergys (b)	21,554	545
Corning (a) (b)	239,586	5,683
Dell (b)	360,440	9,087
eBay (a) (b)	179,484	6,092
Electronic Arts (a) (b)	45,823	2,310
Electronic Data Systems (a)	74,449	2,177
EMC (a) (b)	363,165	5,513
Fidelity National Information Services	10,333	522
First Data	120,988	3,920
Fiserv (a) (b)	28,464	1,513
Google, Class A (a) (b)	32,582	15,359
Hewlett-Packard	431,462	18,182
IBM	241,969	24,732
Intel	903,620	19,428
Intuit (b)	54,187	1,542
Jabil Circuit (a)	27,908	650
JDS Uniphase (a) (b)	32,578	537
Juniper Networks (a) (b)	87,226	1,950
KLA-Tencor (a)	29,523	1,640
Lexmark International Group, Class A (a) (b)	18,036	983
Linear Technology (a)	46,602	1,744
LSI Logic (a) (b)	119,313	1,014
Maxim Integrated Products	50,158	1,591
Micron Technology (a) (b)	91,302	1,047
Microsoft	1,317,956	39,460
Molex (a)	22,069	659
Motorola (a)	376,467	6,524
National Semiconductor (a)	55,170	1,451
NCR (b)	28,087	1,416
Network Appliance (b)	57,041	2,123
Novell (a) (b)	58,749	429
Novellus Systems (a) (b)	20,463	662
NVIDIA (b)	53,023	1,744
Oracle (a) (b)	614,898	11,560
Paychex	51,199	1,900
PMC-Sierra (a) (b)	32,214	249
QLogic (b)	24,727	442
QUALCOMM (a)	250,960	10,992
SanDisk (a) (b)	34,786	1,511
Sanmina – SCI (a) (b)	82,376	284
Seagate Technology, Escrow Shares (b) (d)	44,886	—
Solectron (a) (b)	141,326	473
Sun Microsystems (a) (b)	537,597	2,806
Symantec (a) (b)	165,054	2,905
Tektronix (a)	12,876	378
Tellabs (a) (b)	70,212	746
Teradyne (a) (b)	29,710	518
Texas Instruments	231,060	7,942
Unisys (a) (b)	50,524	396
VeriSign (a) (b)	37,850	1,035
Waters (b)	17,033	1,012
Western Union (a)	120,339	2,533
Xerox (b)	146,632	2,713
Xilinx	53,061	1,564
Yahoo! (a) (b)	190,764	5,349

		310,669

Materials – 3.0%
Air Products and Chemicals	34,731	2,657
Alcoa	133,501	4,738
Allegheny Technologies (a)	15,604	1,710
Ashland	11,019	661
Ball	10,539	534
Bemis	16,184	538
Dow Chemical (a)	149,984	6,691
E.I. Du Pont de Nemours (a)	141,205	6,943
Eastman Chemical (a)	11,432	774
Ecolab (a)	28,227	1,214
Freeport-McMoRan Copper & Gold (a)	57,907	3,889
Hercules (b)	16,792	316
International Flavors & Fragrances	10,817	526
International Paper (a)	69,359	2,616
MeadWestvaco (a)	27,878	930
Monsanto	83,307	4,914
Newmont Mining (a)	69,948	2,917
NuCor (a)	50,315	3,193
Pactiv (a) (b)	23,004	796
PPG Industries	25,875	1,904
Praxair (a)	50,418	3,255
Rohm & Haas (a)	22,123	1,132
Sealed Air	25,106	826
Sigma-Aldrich	20,564	865
Temple-Inland (a)	17,974	1,065
United States Steel (a)	17,758	1,803
Vulcan Materials (a)	15,618	1,931
Weyerhaeuser	34,604	2,741

		62,079

Telecommunication Services – 3.5%
ALLTEL	55,129	3,456
AT&T	967,654	37,468
CenturyTel (a)	20,275	934
Citizens Communications (a)	48,840	760
Embarq (a)	23,350	1,402
Qwest Communications International (a) (b)	244,288	2,169
Sprint (a)	456,222	9,138
Verizon Communications (a)	434,236	16,579
Windstream (a)	73,885	1,080

		72,986
Utilities – 3.6%
AES (b)	102,693	2,258
Allegheny Energy (b)	24,896	1,331
Ameren (a)	29,420	1,547
American Electric Power	60,176	3,022
Centerpoint Energy (a)	46,461	875
CMS Energy	34,220	634
Consolidated Edison (a)	35,670	1,828
Constellation Energy	25,763	2,296
Dominion Resources (a)	52,955	4,830
DTE Energy (a)	25,328	1,281
Duke Energy	194,147	3,984
Dynegy, Class A (b)	59,699	562
Edison International	49,589	2,596
Entergy	35,329	3,997
Exelon	104,448	7,876
FirstEnergy	50,243	3,439
FPL Group	60,378	3,887
Integrys Energy Group	4,748	266
KeySpan	27,315	1,131
Nicor (a)	6,932	355
NiSource	39,709	977
PG&E (a)	59,167	2,994
Pinnacle West Capital	15,472	747
PPL (a)	55,383	2,415
Progress Energy (a)	37,334	1,887
The accompanying notes are an integral part of the financial statements.
8      First American Funds Semiannual Report 2007

Equity Index Fund (concluded)
DESCRIPTION	SHARES/PAR	VALUE

Public Service Enterprises (a)	36,283	$3,137
Questar (a)	10,217	992
Sempra Energy (a)	39,794	2,526
Southern	113,239	4,279
TECO Energy (a)	30,211	542
TXU (a)	78,949	5,179
Xcel Energy (a)	62,906	1,515

		75,185

Total Common Stocks (Cost $1,208,368)		2,052,747

Short-Term Investments – 1.3%
Money Market Fund – 1.2%
First American Prime Obligations Fund, Class Z (c)	24,231,485	24,231

U.S. Treasury Obligation – 0.1%
U.S. Treasury Bill
4.790%, 08/09/2007 (e)	$2,700	2,664

Total Short-Term Investments (Cost $26,895)		26,895

Investment Purchased with Proceeds from Securities Lending – 23.7%
Mount Vernon Securities Lending Prime Portfolio (c) (f)
(Cost $493,368)	493,368,096	493,368

Total Investments – 123.7.0% (Cost $1,728,631)		2,573,010

Other Assets and Liabilities, Net – (23.7)%		(492,769)

Total Net Assets – 100.0%		$2,080,241

(a)	This security or a portion of this security is out on loan at April 30, 2007. Total loaned securities had a value of $472,926 at April 30, 2007. See note 2 in Notes to Financial Statements.

(b)	Non-income producing security.

(c)	Investment in affiliated security. As of April 30, 2007, the market value of these investments was $527,149 or 25.3% of total net assets. See notes 3 and 4 in Notes to Financial Statements.

(d)	Security is fair valued and illiquid. As of April 30, 2007, the value of this investment was $0 or 0.0% of total net assets. See note 2 in Notes to Financial Statements.

(e)	Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield as of April 30, 2007. See note 2 in Notes to Financial Statements.

(f)	In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund. See note 2 in Notes to Financial Statements.

REIT –	Real Estate Investment Trust
Schedule of Open Futures Contracts

	Number of	Notional
	Contracts	Contract	Settlement	Unrealized
Description	Purchased	Value	Month	Appreciation

S&P 500 Futures	72	$26,791	June 2007	$831

Mid Cap Index Fund
DESCRIPTION	SHARES	VALUE

Common Stocks – 98.5%
Consumer Discretionary – 14.2%
99 Cents Only Stores (a)	15,920	$228
Advanced Auto Parts	31,640	1,304
Aeropostale (a)	16,509	679
American Eagle Outfitters (b)	60,556	1,785
American Greetings, Class A (b)	17,531	446
AnnTaylor Stores (a)	21,893	842
Applebee’s International (b)	23,439	637
ArvinMeritor (b)	21,579	446
Bandag (b)	3,601	182
Barnes & Noble (b)	16,180	640
Beazer Homes USA (b)	13,000	434
Belo, Class A (b)	26,439	509
BLYTH (b)	8,304	217
Bob Evans Farms	11,163	410
Borders Group (b)	18,706	395
BorgWarner (b)	17,268	1,345
Boyd Gaming	12,735	579
Brinker International	37,374	1,162
Callaway Golf (b)	20,224	363
CarMax (a)	64,220	1,600
Catalina Marketing, Class C	11,016	349
CBRL Group (b)	8,147	363
Charming Shoppes (a) (b)	36,190	452
Cheesecake Factory (a) (b)	24,115	666
Chico’s FAS (a) (b)	52,858	1,393
Claire’s Stores	28,684	934
Coldwater Creek (a) (b)	18,400	381
Corinthian Colleges (a) (b)	26,319	364
DeVry	17,966	593
Dick’s Sporting Goods (a) (b)	11,240	630
Dollar Tree Stores (a)	30,695	1,207
Entercom Communications (b)	8,377	232
Foot Locker	46,839	1,114
Furniture Brands International (b)	14,977	241
Gamestop, Class A (a)	44,483	1,476
Gentex (b)	44,247	788
Hanesbrands (a) (b)	28,316	753
Harte-Hanks	15,009	392
Hovnanian Enterprises, Class A (a) (b)	10,987	264
International Speedway, Class A	10,795	533
John Wiley & Sons, Class A	12,594	472
Laureate Education (a)	15,262	901
Lear (a)	22,199	815
Lee Enterprises (b)	13,960	365
M.D.C. Holdings (b)	10,333	530
Matthews International, Class A	5,091	215
Media General, Class A (b)	7,384	271
Modine Manufacturing	10,284	238
Mohawk Industries (a) (b)	16,220	1,462
Netflix (a) (b)	18,275	405
NVR (a)	1,404	1,157
O’Reilly Automotive (a) (b)	33,659	1,198
OSI Restaurant Partners	21,681	863
Pacific Sunwear of California (a)	20,871	437
Payless ShoeSource (a)	19,782	631
PetSmart (b)	41,561	1,379
Phillips Van-Heusen (b)	16,737	936
Regis	13,903	532
Rent-A-Center (a)	21,274	592
Ross Stores (b)	42,496	1,409
Ruby Tuesday	18,583	497
Ryland Group (b)	13,158	583
Saks	41,698	873
First American Funds Semiannual Report 2007       9

Schedule of  Investments April 30, 2007 (unaudited), all dollars are rounded to thousands (000)

Mid Cap Index Fund (continued)
DESCRIPTION	SHARES	VALUE

Scholastic (a)	7,700	$238
Scientific Games, Class A (a) (b)	19,782	659
Strayer Education	3,549	441
Thor Industries (b)	10,675	425
Timberland, Class A (a)	15,679	405
Toll Brothers (a) (b)	36,235	1,079
Travelcenters, Fractional Shares (a) (c)	.70	—
Tupperware (b)	16,322	459
Urban Outfitters (a)	33,834	872
Valassis Communications (a) (b)	14,609	280
Washington Post, Class B	1,675	1,246
Westwood One (b)	19,507	133
Williams-Sonoma (b)	34,175	1,204

		51,530

Consumer Staples – 2.5%
Alberto-Culver	24,115	586
BJ’s Wholesale Club (a)	19,545	675
Church & Dwight (b)	19,233	976
Energizer Holdings (a)	17,680	1,718
Hansen Natural (a) (b)	18,186	695
Hormel Foods	21,902	834
JM Smucker	17,660	986
Lancaster Colony	7,091	299
PepsiAmericas (b)	18,225	440
Ruddick (b)	10,303	309
Smithfield Foods (a) (b)	28,943	885
Tootsie Roll Industries (b)	8,188	237
Universal (b)	7,110	446

		9,086

Energy – 8.2%
Arch Coal	43,466	1,568
Cameron International (a) (b)	33,586	2,169
Cimarex Energy	23,059	908
Denbury Resources (a) (b)	36,372	1,203
Encore Acquisition (a)	10,823	289
FMC Technologies (a) (b)	21,155	1,499
Forest Oil (a) (b)	16,778	591
Frontier Oil	30,369	1,073
Grant Prideco (a) (b)	39,327	2,027
Hanover Compressor (a) (b)	31,045	671
Helmerich & Payne	31,691	1,023
Newfield Exploration (a)	39,035	1,708
Noble Energy	53,233	3,131
Overseas Shipholding Group	8,929	632
Patterson-UTI Energy (b)	48,288	1,178
Pioneer Natural Resources (b)	37,562	1,886
Plains Exploration & Production (a)	23,403	1,100
Pogo Producing (b)	17,466	843
Pride International (a) (b)	49,268	1,616
Quicksilver Resources (a) (b)	16,619	696
Southwestern Energy (a)	51,398	2,159
Superior Energy Services (a) (b)	22,428	815
Tidewater (b)	17,576	1,111

		29,896

Financials – 16.4%
A.G. Edwards (b)	24,069	1,744
AMB Property – REIT	26,575	1,619
American Financial Group (b)	20,941	739
AmeriCredit (a)	35,572	897
Arthur J. Gallagher (b)	29,364	821
Associated Banc-Corp	39,822	1,289
Astoria Financial	27,161	721
Bank of Hawaii	15,773	834
Brown & Brown (b)	34,098	878
Cathay General Bancorp (b)	12,581	413
City National (b)	12,778	936
Colonial BancGroup (b)	46,052	1,108
Commerce Group	5,077	166
Cousins Properties (b)	13,136	441
Cullen/ Frost Bankers	15,714	804
Eaton Vance (b)	38,255	1,462
Everest Re Group	19,726	1,985
Fidelity National Title Group	66,344	1,691
First American (b)	28,340	1,459
First Niagara Financial Group	25,799	351
FirstMerit (b)	25,552	534
GATX (b)	15,660	767
Greater Bay Bancorp (b)	16,505	426
Hanover Insurance Group	15,336	705
HCC Insurance Holdings	34,349	1,053
Highwoods Properties – REIT (b)	17,048	695
Horace Mann Educators (b)	13,496	284
Hospitality Properties Trust – REIT (b)	26,081	1,187
IndyMac Bancorp (b)	19,791	598
Investors Financial Services	19,943	1,234
Jefferies Group (b)	30,353	962
Leucadia National (b)	49,026	1,478
Liberty Property Trust – REIT	27,064	1,310
Macerich – REIT (b)	21,305	2,027
Mack-Cali Realty – REIT	17,871	875
Mercury General (b)	10,762	583
MoneyGram International (b)	26,169	744
New York Community Bancorp (b)	78,016	1,362
Nuveen Investments, Class A (b)	23,758	1,266
Ohio Casualty (b)	18,512	586
Old Republic International	69,239	1,473
PMI Group (b)	26,037	1,262
Potlatch – REIT	11,653	506
Protective Life	21,048	987
Radian Group (b)	24,203	1,406
Raymond James Financial	27,345	839
Rayonier – REIT (b)	23,698	1,028
Regency Centers – REIT (b)	20,161	1,661
SEI Investments	18,974	1,158
StanCorp Financial Group	16,377	780
SVB Financial (a) (b)	11,733	601
TCF Financial (b)	33,441	906
UDR – REIT (b)	40,522	1,217
Unitrin	12,312	580
W.R. Berkley	51,630	1,677
Waddell & Reed Financial, Class A	25,521	618
Washington Federal	27,581	654
Webster Financial (b)	17,082	759
Weingarten Realty Investors – REIT (b)	24,732	1,184
Westamerica Bancorporation	9,879	463
Wilmington Trust	20,587	833

		59,626

Healthcare – 10.9%
Advanced Medical Optics (a) (b)	17,685	715
Affymetrix (a) (b)	20,362	535
Apria Healthcare Group (a) (b)	13,200	419
Beckman Coulter (b)	18,677	1,173
Cephalon (a) (b)	18,510	1,474
Cerner (a) (b)	18,104	964
Charles River Laboratories International (a) (b)	20,580	975
Community Health Systems (a)	27,891	1,026
Covance (a) (b)	19,756	1,195
Cytyc (a)	33,850	1,192
The accompanying notes are an integral part of the financial statements.
10      First American Funds Semiannual Report 2007

Mid Cap Index Fund (continued)
DESCRIPTION	SHARES	VALUE

DENTSPLY International	46,329	$1,548
Edwards Lifesciences (a)	17,588	862
Gen-Probe (a) (b)	15,590	797
Health Management Associates, Class A	71,024	759
Health Net (a) (b)	33,728	1,823
Henry Schein (a) (b)	26,548	1,384
Hillenbrand Industries	18,472	1,130
Intuitive Surgical (a)	11,168	1,448
Invitrogen (a) (b)	15,124	990
Lifepoint Hospitals (a)	17,527	640
Lincare Holdings (a)	28,266	1,115
Martek Biosciences (a) (b)	9,731	210
Medicis Pharmaceutical, Class A (b)	15,698	477
Millennium Pharmaceuticals (a) (b)	95,246	1,055
Mine Safety Appliances (b)	8,035	339
Omnicare (b)	37,021	1,228
Par Pharmaceutical Companies (a)	10,828	292
PDL BioPharma (a) (b)	34,618	874
Perrigo (b)	23,418	445
Pharmaceutical Product Development (b)	29,296	1,057
Psychiatric Solutions (a) (b)	15,988	561
Resmed (a) (b)	22,939	969
Sepracor (a) (b)	32,947	1,769
STERIS	19,518	499
Techne (a) (b)	11,459	676
Triad Hospitals (a)	26,423	1,404
Universal Health Services	17,324	1,052
Valeant Pharmaceuticals International (b)	28,426	512
Varian (a)	9,567	554
VCA Antech (a) (b)	24,808	978
Ventana Medical Systems (a)	9,843	478
Vertex Pharmaceuticals (a) (b)	38,169	1,173
WellCare Group (a)	10,042	809

		39,575

Industrials – 16.2%
AGCO (a) (b)	27,778	1,159
AirTran Holdings (a) (b)	27,389	302
Alaska Air Group (a) (b)	12,002	355
Alexander & Baldwin (b)	12,968	693
Alliant Techsystems (a) (b)	10,300	959
AMETEK (b)	32,320	1,173
Avis Budget Group (a)	30,169	849
Brinks	13,646	866
Career Education (a) (b)	28,508	842
Carlisle Companies	17,989	741
ChoicePoint (a) (b)	23,232	882
Con-way	14,453	790
Copart (a)	22,673	657
Corporate Executive Board (b)	12,146	773
Crane (b)	15,304	651
Deluxe	15,558	589
Donaldson	20,949	752
DRS Technologies	11,960	602
Dun & Bradstreet	18,942	1,710
Dycom Industries (a) (b)	12,672	328
Expeditors International of Washington (b)	64,070	2,678
Fastenal (b)	38,019	1,563
Federal Signal	14,752	233
Flowserve (b)	16,954	1,034
Graco (b)	21,063	832
Granite Construction	10,357	624
Harsco	25,123	1,281
Herman Miller (b)	19,438	669
HNI	15,104	630
Hubbell, Class B (b)	18,052	933
ITT Educational Services (a)	9,951	967
J.B. Hunt Transport Services	31,977	865
Jacobs Engineering Group (a)	35,704	1,801
JetBlue Airways (a) (b)	53,635	532
Joy Global (b)	33,937	1,718
KBR (a)	50,327	1,040
Kelly Services, Class A	6,163	177
Kennametal	11,835	835
Korn/ Ferry International (a) (b)	12,709	300
Lincoln Electric Holdings	13,053	832
Manpower (b)	26,311	2,111
MSC Industrial Direct, Class A (b)	16,459	802
Navigant Consulting (a)	15,681	301
Nordson	10,219	468
Oshkosh Truck (b)	22,165	1,240
Pentair (b)	30,106	968
Precision Castparts	40,755	4,243
Quanta Services (a) (b)	37,635	1,035
Republic Services	51,810	1,447
Rollins (b)	9,283	214
Roper Industries (b)	26,369	1,478
Sequa, Class A (a)	2,027	238
Sotheby’s Holdings, Class A (b)	16,718	863
SPX (b)	17,396	1,233
Stericycle (a) (b)	13,272	1,157
Swift Transportation (a) (b)	16,574	518
Teleflex (b)	12,318	885
Thomas & Betts (a)	16,281	887
Timken (b)	28,408	937
Trinity Industries (b)	24,229	1,124
United Rentals (a) (b)	20,080	673
Werner Enterprises (b)	15,865	300
YRC Worldwide (a) (b)	17,840	710

		59,049

Information Technology – 15.4%
3Com (a)	118,705	478
Activision (a) (b)	75,406	1,508
Acxiom	20,461	462
ADTRAN (b)	19,528	497
Advent Software (a)	6,103	205
Alliance Data Systems (a) (b)	20,022	1,275
Amphenol, Class A (b)	53,817	1,890
Andrew (a) (b)	46,258	505
Arrow Electronics (a) (b)	36,672	1,449
Atmel (a)	128,968	686
Avnet (a) (b)	38,774	1,586
Avocent (a) (b)	15,309	429
BISYS Group (a)	37,090	429
Broadridge Financial Solutions (a)	41,288	827
Cadence Design Systems (a) (b)	84,499	1,876
CDW (b)	18,058	1,300
Ceridian (a)	41,821	1,412
CheckFree (a) (b)	26,901	905
CommScope (a) (b)	17,694	825
Cree (a) (b)	23,670	483
CSG Systems International (a) (b)	14,962	401
Cypress Semiconductor (a) (b)	53,372	1,218
Diebold	19,965	952
DST Systems (a) (b)	17,857	1,394
F5 Networks (a)	12,113	930
Fair Isaac	18,992	678
Fairchild Semiconductor International, Class A (a)	36,843	648
Gartner, Class A (a)	18,336	463
Global Payments (b)	18,000	684
First American Funds Semiannual Report 2007       11

Schedule of  Investments April 30, 2007 (unaudited), all dollars are rounded to thousands (000)

Mid Cap Index Fund (continued)
DESCRIPTION	SHARES	VALUE

Harris	40,297	$2,069
Imation	9,750	360
Ingram Micro (a)	41,815	820
Integrated Device Technology (a)	60,130	901
International Rectifier (a) (b)	21,717	766
Intersil, Class A	42,324	1,261
Jack Henry & Associates	22,950	545
KEMET (a) (b)	26,648	226
Lam Research (a) (b)	42,876	2,306
Lattice Semiconductor (a)	34,415	188
Macrovision (a)	16,007	389
McAfee (a)	48,755	1,584
MEMC Electronic Materials (a)	50,445	2,768
Mentor Graphics (a)	24,509	397
Micrel (a)	17,856	224
Microchip Technology (b)	65,250	2,632
MPS Group (a)	31,562	432
National Instruments	16,989	473
Palm (a) (b)	31,173	526
Parametric Technology (a) (b)	30,852	548
Plantronics	14,545	365
Polycom (a)	26,991	899
Powerwave Technologies (a) (b)	38,560	240
RF Micro Devices (a) (b)	59,161	370
Semtech (a)	22,370	323
Silicon Laboratories (a) (b)	16,870	554
SRA International, Class A (a) (b)	11,294	276
Sybase (a)	27,448	664
Synopsys (a)	42,432	1,174
Tech Data (a)	17,358	617
Transaction Systems Architects (a) (b)	11,147	354
TriQuint Semiconductor (a) (b)	44,367	229
UTStarcom (a) (b)	32,899	235
ValueClick (a) (b)	29,541	845
Vishay Intertechnology (a)	56,533	941
Western Digital (a) (b)	66,179	1,170
Wind River Systems (a)	22,943	226
Zebra Technology, Class A (a) (b)	21,622	860

		56,152
Materials – 6.1%
Airgas	23,506	1,047
Albemarle	23,441	995
Bowater (b)	17,942	393
Cabot Microelectronics	19,016	861
Chemtura (b)	74,589	823
Commercial Metals (b)	36,746	1,232
Cytec Industries	12,154	667
Ferro	12,857	268
Florida Rock Industries (b)	14,259	986
FMC	11,811	909
Glatfelter (b)	10,783	161
Louisiana Pacific (b)	31,702	625
Lubrizol	20,865	1,251
Lyondell Chemical (b)	63,635	1,980
Martin Marietta Materials	14,250	2,078
Minerals Technologies	6,183	393
Olin (b)	21,509	369
Packaging Corporation of America	23,998	594
Reliance Steel & Aluminum	19,345	1,149
RPM (b)	36,020	766
Scotts	13,715	617
Sensient Technologies	13,955	365
Sonoco Products	30,512	1,301
Steel Dynamics	26,721	1,184
Valspar	31,085	841
Worthington Industries (b)	21,951	488

		22,343

Telecommunication Services – 0.7%
Cincinnati Bell (a) (b)	76,029	385
NeuStar, Class A (a) (b)	15,853	456
Telephone & Data Systems	31,461	1,792

		2,633

Utilities – 7.9%
AGL Resources	24,981	1,088
Alliant Energy (b)	37,247	1,631
Aqua America (b)	39,548	874
Aquila (a)	112,615	465
Black Hills (b)	10,286	410
DPL	35,425	1,111
Duquesne Light Holdings	23,837	475
Energy East	47,180	1,143
Equitable Resources (b)	36,462	1,896
Great Plains Energy (b)	22,815	745
Hawaiian Electric Industries (b)	24,846	654
IDACORP	12,977	447
MDU Resources Group (b)	55,185	1,672
National Fuel Gas (b)	24,156	1,136
Northeast Utilities (b)	46,381	1,492
NSTAR (b)	32,791	1,177
OGE Energy	26,164	1,006
ONEOK	33,075	1,601
Pepco Holdings (b)	59,999	1,771
PNM Resources (b)	21,037	685
Puget Energy	31,922	824
SCANA	35,133	1,529
Sierra Pacific Resources (a)	61,515	1,123
Vectren (b)	23,362	679
Westar Energy (b)	26,629	725
WGL Holdings (b)	14,749	499
Wisconsin Energy	35,925	1,753

		28,611

Total Common Stocks (Cost $252,432)		358,501

Short-Term Investments – 1.6%
Money Market Fund – 1.3%
First American Prime Obligations Fund, Class Z (d)	4,920,846	4,921

U.S. Treasury Obligation – 0.3%
U.S. Treasury Bill (e)
4.790%, 08/09/2007	$1,000	987

Total Short-Term Investments (Cost $5,908)		5,908

Investment Purchased with Proceeds from Securities Lending – 41.9%
Mount Vernon Securities Lending Prime Portfolio (d) (f)
(Cost $152,650)	152,650,414	152,650

Total Investments – 142.0% (Cost $410,990)		517,059

Other Assets and Liabilities, Net – (42.0)%		(153,055)

Total Net Assets – 100.0%		$364,004

The accompanying notes are an integral part of the financial statements.
12      First American Funds Semiannual Report 2007

Mid Cap Index Fund (concluded)

(a)	Non-income producing security.

(b)	This security or a portion of this security is out on loan at April 30, 2007. Total loaned securities had a market value of $145,147 at April 30, 2007. See note 2 in Notes to Financial Statements.

(c)	Security is fair valued and illiquid. As of April 30, 2007, the value of this investment was $0 or 0.0% of total net assets. See note 2 in Notes to Financial Statements.

(d)	Investment in affiliated security. As of April 30, 2007, the market value of these investments was $157,571 or 43.3% of total net assets. See note 3 in Notes to Financial Statements.

(e)	Security has been deposited as initial margin on open futures contracts. Yield shown is the effective yield as of April 30, 2007. See note 2 in Notes to Financial Statements.

(f)	The fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund. See note 2 in Notes to Financial Statements.
REIT – Real Estate Investment Trust
Schedule of Open Futures Contracts

Number of
	Contracts	Notional
	Purchased	Contract	Settlement	Unrealized
Description	(Sold)	Value	Month	Appreciation

S&P MidCap 400 Futures	12	$5,269	June 2007	$293

Small Cap Index Fund
DESCRIPTION	SHARES	VALUE

Common Stocks – 97.7%
Consumer Discretionary – 15.3%
1-800 Flowers (a)	2,466	$20
99 Cents Only Stores (a)	4,711	67
A.C. Moore Arts & Crafts (a)	1,672	34
Aaron Rents (b)	4,243	120
Aeropostale (a)	5,363	221
AFC Enterprises (a)	2,602	49
Aftermarket Technology (a)	2,246	62
Ambassadors Group	1,957	66
Ambassadors International	739	30
American Axle & Manufacturing Holdings (b)	4,842	135
American Greetings, Class A (b)	5,513	140
America’s Car-Mart (a)	977	13
Ameristar Casinos	2,537	77
Andersons (b)	1,472	68
Applebee’s International (b)	7,040	191
Arbitron	2,961	146
Arctic Cat	1,451	26
ArvinMeritor (b)	6,931	143
Asbury Automotive Group (b)	1,378	40
Audible (a) (b)	2,783	27
Avatar Holdings (a) (b)	571	43
Bally Technologies (a) (b)	5,406	126
Bally Total Fitness Holding (a)	3,805	3
Bandag (b)	906	46
Bebe Stores	2,442	43
Belo, Class A (b)	8,551	165
Big 5 Sporting Goods (b)	2,245	57
Big Lots (a) (b)	11,108	358
BJs Restaurants (a)	1,504	31
Blockbuster, Class A (a) (b)	18,754	116
Blount International (a) (b)	3,920	53
Blue Nile (a) (b)	1,375	65
Bluegreen (a)	2,437	27
BLYTH	2,683	70
Bob Evans Farms	3,875	142
Bon-Ton Stores	473	23
Books-A-Million	1,464	24
Borders Group	5,828	123
Brookfield Homes (b)	1,212	41
Brown Shoe	4,135	112
Buckle	1,238	44
Buffalo Wild Wings (a) (b)	810	53
Build-A-Bear Workshop (a) (b)	1,521	42
Building Materials Holding (b)	2,847	41
Cabelas (a)	2,984	71
Cache (a)	1,342	23
California Coastal Communities	836	15
California Pizza Kitchen (a) (b)	2,271	76
Callaway Golf (b)	7,445	134
Carmike Cinemas	1,203	30
Carters (a) (b)	4,567	120
Casual Male Retail Group (a) (b)	2,913	34
Catalina Marketing, Class C	4,541	144
Cato, Class A	2,967	64
Cavco Industries (a)	443	17
CBRL Group (b)	2,417	108
CEC Entertainment (a)	3,316	138
Century Casinos (a)	2,099	18
Champion Enterprise (a)	7,500	77
Charlotte Russe Holding (a)	1,616	44
Charming Shoppes (a) (b)	12,037	150
Charter Communications, Class A (a) (b)	37,736	114
Cherokee	764	35
First American Funds Semiannual Report 2007       13

Schedule of  Investments April 30, 2007 (unaudited), all dollars are rounded to thousands (000)

Small Cap Index Fund (continued)
DESCRIPTION	SHARES	VALUE

Children’s Place Retail Stores (a) (b)	2,215	$117
Chipotle Mexican Grill (a) (b)	2,100	126
Christopher & Banks	3,897	67
Churchill Downs	783	37
Citadel Broadcasting	3,629	33
Citi Trends (a)	652	26
CKE Restaurants (b)	6,486	132
CKX (a)	5,256	55
Coinmach Service	2,558	27
Columbia Sportswear	1,074	67
Conn’s (a) (b)	806	21
Cooper Tire & Rubber (b)	5,290	102
Core Mark Holding (a)	801	28
Corinthian Colleges (a) (b)	8,473	117
Cosi (a) (b)	3,550	18
Cost Plus (a) (b)	2,447	24
Courier	1,043	41
Cox Radio (a)	3,810	54
Crocs (a) (b)	1,024	57
Crown Media Holdings, Class A (a) (b)	2,148	12
CSK Auto (a)	4,308	72
CSS Industries	712	28
Cumulus Media, Class A (a)	3,361	32
Deb Shops	188	5
Deckers Outdoor (a) (b)	1,126	85
Delias (a)	1,996	17
Denny’s (a)	10,082	47
DeVry	5,921	195
Directed Electronics (a) (b)	967	10
Domino’s Pizza	3,729	120
Dover Downs Gaming & Entertainment	1,280	17
Dover Motorsports	2,081	12
Dress Barn (a) (b)	4,467	89
Drew Industries (a) (b)	1,723	50
Drugstore.com (a)	7,802	21
DSW (a) (b)	1,437	56
Emmis Communications, Class A	3,380	34
Entercom Communications (b)	3,128	87
Entravision Communications (a)	6,791	67
Ethan Allen Interiors (b)	3,251	115
Finish Line, Class A	4,456	59
Fisher Communications (a)	548	27
Fleetwood Enterprises (a) (b)	6,326	53
Fossil (a)	4,262	120
Fred’s	3,925	57
Fuel Systems Solutions (a)	1,155	20
Furniture Brands International	4,846	78
Gaiam (a)	1,680	26
Gaylord Entertainment (a) (b)	3,960	217
Gemstar-TV Guide International (a)	26,073	116
Genesco (a)	2,464	125
GenTek (a)	1,055	35
Gray Television	4,585	49
Great Wolf Resorts (a)	2,676	34
Group 1 Automotive	2,444	100
GSI Commerce (a) (b)	3,851	85
Guess ?	4,327	170
Guitar Center (a) (b)	2,804	130
Gymboree (a)	3,437	131
Harris Interactive (a)	6,171	37
Hartmarx (a)	3,238	21
Haverty Furniture (b)	2,038	26
Heelys (a) (b)	625	21
Hibbett Sports (a)	3,151	92
Home Solutions of America (a) (b)	4,808	23
Hooker Furniture	926	20
Hot Topic (a)	4,343	49
Hovnanian Enterprises, Class A (a) (b)	4,928	118
Iconix Brand Group (a)	4,117	83
IHOP (b)	1,807	106
Insight Enterprises (a)	4,747	94
Interactive Data (b)	3,166	91
Interface, Class A	4,775	80
INVESTools (a)	6,356	87
iRobot (a) (b)	905	14
Isle of Capri Casinos (a) (b)	1,485	36
J. Crew Group (a) (b)	1,843	75
Jack in the Box (a)	3,058	204
JAKKS Pacific (a)	2,730	66
Jo-Ann Stores (a)	2,365	71
Jos. A. Bank Clothiers (a) (b)	1,776	69
Journal Communications, Class A	3,905	53
Journal Register	2,639	15
K2 (a)	4,609	70
Kellwood	2,570	72
Kenneth Cole Productions	902	23
Keystone Automotive Industries (a) (b)	1,745	58
Kimball International	1,916	34
Krispy Kreme Doughnuts (a) (b)	5,859	57
K-Swiss, Class A	2,742	79
Lakes Entertainment (a)	2,171	27
Landry’s Restaurants	1,610	48
La-Z-Boy (b)	5,087	59
LeapFrog Enterprises (a)	3,420	37
Lear (a)	7,417	272
Lee Enterprises (b)	4,726	124
Levitt, Class A (b)	1,903	16
Life Time Fitness (a) (b)	2,955	152
Lifetime Brands (b)	1,164	25
Lin TV, Class A (a)	2,832	45
Lithia Motors (b)	1,630	44
Live Nation (a)	6,163	125
LKQ (a) (b)	4,619	104
LodgeNet Entertainment (a)	1,632	56
Lodgian (a)	2,011	28
Luby’s (a)	2,106	21
M/ I Homes	1,319	39
Maidenform Brands (a)	1,502	31
Marcus	2,206	48
Marine Products	1,449	13
MarineMax (a) (b)	1,435	28
Martha Stewart Living (b)	2,462	47
Marvel Entertainment (a) (b)	4,866	144
McCormick & Schmick’s Seafood Restaurants (a)	1,002	27
Media General, Class A (b)	2,145	79
Mediacom Communications (a)	5,449	47
Men’s Wearhouse	4,625	200
Meritage Homes (a)	2,276	79
Midas (a) (b)	1,699	37
Modine Manufacturing	3,278	76
Monaco Coach	2,895	44
Monarch Casino & Resort (a)	1,117	30
Monro Muffler Brake	1,100	38
Morgans Hotel Group (a)	1,859	41
Morningstar (a)	1,453	76
Mortons Restaurant Group (a)	387	7
Movado Group	1,947	64
MTR Gaming Group (a)	2,477	40
Multimedia Games (a)	2,908	33
National Cinemedia (a)	2,917	77
The accompanying notes are an integral part of the financial statements.
14      First American Funds Semiannual Report 2007

Small Cap Index Fund (continued)
DESCRIPTION	SHARES	VALUE

National Presto Industries	428	$25
Nautilus	3,227	45
Netflix (a) (b)	4,281	95
New York & Company (a)	2,209	31
Noble International	1,129	18
Oakley	2,345	57
O’Charleys (a)	2,439	51
Orleans Homebuilders (b)	309	3
Outdoor Channel Holdings (a)	852	9
Overstock.com (a)	1,193	21
Oxford Industries (b)	1,516	70
P.F. Chang’s China Bistro (a) (b)	2,608	100
Pacific Sunwear of California (a)	7,161	150
Palm Harbor Homes (a) (b)	1,060	16
Papa John’s International (a)	2,565	79
Payless ShoeSource (a)	6,546	209
Pep Boys – Manny, Moe & Jack (b)	5,334	99
Perry Ellis International (a)	1,055	35
PetMed Express (a)	1,938	21
Phillips Van-Heusen (b)	5,434	304
Pier 1 Imports (b)	8,565	65
Pinnacle Entertainment (a)	5,794	163
Playboy Enterprises, Class B (a)	2,269	22
Polaris Industries (b)	3,442	174
Prestige Brand Holdings (a)	3,069	40
Priceline.com (a) (b)	2,295	128
PRIMEDIA (a)	20,511	51
Private Media Group (a) (b)	2,603	6
Progressive Gaming International (a) (b)	3,595	16
Quantum Fuel Systems Technologies Worldwide (a) (b)	5,918	8
Quiksilver (a) (b)	11,900	158
Radio One (a)	7,428	52
RARE Hospitality International (a)	3,798	111
Raser Technologies (a) (b)	2,097	12
RC2 (a) (b)	2,152	86
RCN (a)	2,496	67
Red Robin Gourmet Burgers (a) (b)	1,683	67
Regis	4,491	172
Rent-A-Center (a)	6,742	188
Restoration Hardware (a)	2,908	18
Retail Ventures (a) (b)	1,828	37
Riviera Holdings (a)	965	29
Ruby Tuesday	6,291	168
Russ Berrie and Company (a)	241	4
Ruth’s Chris Steak House (a)	1,802	36
Salem Communications	1,382	16
Sauer-Danfoss	1,100	33
Scholastic (a)	3,343	103
Sealy (b)	1,525	26
Select Comfort (a) (b)	5,327	99
Shiloh Industries	498	5
Shoe Carnival (a)	870	27
Shuffle Master (a) (b)	3,420	58
Sinclair Broadcast Group, Class A	4,585	75
Six Flags (a)	6,995	42
Skechers USA (a)	1,047	33
Skyline	671	22
Smith & Wesson (a) (b)	3,013	41
Sonic Automotive, Class A (b)	2,964	85
Sonic (a)	5,804	130
Source Interlink Companies (a) (b)	3,515	23
Spanish Broadcasting System (a)	4,547	15
Speedway Motorsports	1,485	58
Stage Stores	4,230	93
Stamps.com (a)	1,915	27
Stanley Furniture	1,095	24
Steak ’N Shake (a)	3,103	50
Stein Mart	2,713	44
Steinway Musical Instruments	851	27
Steven Madden	2,047	61
Strayer Education	1,411	175
Stride Rite	3,611	51
Sun-Times Media Group	7,811	48
Superior Industries International	1,550	35
Systemax (b)	949	16
Talbots (b)	2,349	55
Tarragon Realty Investors (a)	1,203	12
Technical Olympic USA (b)	1,567	7
Tempur-Pedic International	4,666	121
Tenneco Automotive (a) (b)	4,607	138
Texas Roadhouse, Class A (a) (b)	5,257	77
Timberland, Class A (a) (b)	4,817	124
TiVo (a) (b)	7,852	50
Triarc, Class B (b)	5,425	88
True Religion Apparel (a) (b)	1,361	20
Trump Entertainment Resorts (a) (b)	3,004	49
Tuesday Morning (b)	2,842	40
Tupperware (b)	5,563	156
Tween Brands (a) (b)	3,305	129
Under Armour (a) (b)	2,148	108
UniFirst	1,031	43
Universal Electronics (a)	1,566	44
Vail Resorts (a)	2,977	170
Valassis Communications (a) (b)	4,700	90
ValueVision Media (a)	2,437	28
Visteon (a) (b)	12,589	115
Volcom (a)	1,355	57
Warnaco Group, Class A (a)	4,625	131
WCI Communities (a)	3,434	75
West Marine (a) (b)	1,439	21
Westwood One	6,384	43
Wet Seal, Class A (a)	6,119	37
Weyco Group	236	6
Winnebago Industries (b)	3,202	103
WMS Industries (a) (b)	2,452	98
Wolverine World Wide	5,742	164
World Wrestling Entertainment	2,097	36
Xerium Technologies	1,754	14
Zale (a)	4,711	131
Zumiez (a) (b)	1,489	59

		20,856

Consumer Staples – 3.2%
Alico (b)	514	30
Alliance One International (a)	9,526	93
American Oriental Bioengineering (a) (b)	4,614	46
Arden Group, Class A	128	17
Boston Beer, Class A (a)	565	18
Casey’s General Stores	4,890	123
Central European Distribution (a) (b)	2,968	88
Central Garden & Pet, Class A (a) (b)	4,275	61
Chattem (a) (b)	1,715	98
Chiquita Brands International (b)	4,140	61
Coca-Cola Bottling	491	27
Darling International (a)	6,972	54
Delta & Pine Land	3,500	144
Diamond Foods	1,230	20
Elizabeth Arden (a)	2,778	63
Farmer Brothers	747	16
Flowers Foods (b)	5,020	157
First American Funds Semiannual Report 2007       15

Schedule of  Investments April 30, 2007 (unaudited), all dollars are rounded to thousands (000)

Small Cap Index Fund (continued)
DESCRIPTION	SHARES	VALUE

Great Atlantic & Pacific Tea (a)	1,927	$62
Green Mountain Coffee Roasters (a) (b)	571	35
Hain Celestial Group (a)	3,015	91
Imperial Sugar (b)	1,167	35
Ingles Markets, Class A	1,157	42
Inter Parfums	546	13
J&J Snack Foods	1,380	54
Jones Soda (a) (b)	2,259	56
Lancaster Colony	2,003	85
Lance (b)	3,274	72
Longs Drug Stores	3,131	171
M & F Worldwide (a)	1,078	69
Mannatech (b)	1,753	27
Maui Land & Pineapple (a)	476	16
Medifast (a)	1,200	9
MGP Ingredients	986	20
Nash-Finch (b)	1,417	55
National Beverage (a)	1,153	18
NBTY (a)	5,356	265
Nu Skin Enterprises, Class A	5,735	99
Pantry (a)	2,201	99
Parlux Fragrances (a) (b)	1,384	6
Pathmark Stores (a)	5,014	63
Peets Coffee & Tea (a)	1,360	35
Performance Food Group (a)	3,400	106
Pilgrim’s Pride (b)	3,890	142
Playtex Products (a)	5,770	88
Premium Standard Farms	892	19
PriceSmart	822	14
Ralcorp Holdings (a)	2,605	171
Reddy Ice Holdings	1,277	37
Revlon (a) (b)	21,633	28
Ruddick (b)	3,526	106
Sanderson Farms (b)	1,800	71
Seaboard (b)	35	87
Smart & Final (a)	1,387	30
Spartan Stores	2,257	58
Spectrum Brands (a) (b)	3,562	25
Tiens Biotech Group USA (a) (b)	625	3
Tootsie Roll Industries (b)	3,248	94
Topps	4,116	41
Treehouse Foods (a)	2,854	86
United Natural Foods (a) (b)	4,151	129
Universal (b)	2,395	150
USANA Health Sciences (a) (b)	951	38
Vector Group (b)	4,156	76
Village Super Market	340	15
WD-40 Company	1,712	59
Weis Markets	834	36
Wild Oats Markets (a)	3,416	62

		4,384

Energy – 4.9%
Allis Chalmers Energy (a)	2,316	45
Alon USA Energy (b)	958	36
Arena Resources (a) (b)	1,103	52
Atlas America (a)	1,708	102
ATP Oil & Gas (a) (b)	1,974	86
Atwood Oceanics (a) (b)	2,800	176
Aurora Oil & Gas (a) (b)	8,156	21
Aventine Renewable Energy (a)	2,748	53
Basic Energy Services (a)	1,278	33
Berry Petroleum, Class A	3,472	118
Bill Barrett (a) (b)	2,941	108
Bois D’ Arc Energy (a)	1,447	22
Brigham Exploration (a)	4,699	28
Bristow Group (a)	2,298	86
Bronco Drilling (a) (b)	1,404	25
Callon Petroleum (a)	2,099	29
Carbo Ceramics (b)	2,253	98
Carrizo Oil & Gas (a)	2,168	80
Clayton Williams Energy (a)	521	14
Complete Production Services (a) (b)	2,129	51
Comstock Resources (a) (b)	4,227	120
Crosstex Energy (b)	2,405	72
Dawson Geophysical (a)	777	40
Delek US Holdings	513	10
Delta Petroleum (a) (b)	5,177	112
Dril-Quip (a)	2,287	115
Edge Petroleum (a) (b)	1,734	24
Encore Acquisition (a) (b)	4,943	132
Energy Partners (a)	3,030	51
Evergreen Energy (a) (b)	6,949	42
EXCO Resources (a)	5,372	90
Exploration Company of Delaware (a)	3,013	31
Gasco Energy (a) (b)	8,349	15
GeoGlobal Resources (a) (b)	3,096	18
Giant Industries (a)	1,422	107
GMX Resources (a) (b)	818	27
Goodrich Petroleum (a) (b)	1,299	46
Grey Wolf (a)	21,201	152
Gulf Island Fabrication (b)	665	20
GulfMark Offshore (a)	1,630	78
Gulfport Energy (a)	1,322	20
Hanover Compressor (a) (b)	10,085	218
Harvest Natural Resources (a)	3,642	37
Hercules Offshore (a) (b)	2,094	66
Hornbeck Offshore Services (a) (b)	2,222	70
Houston Exploration (a)	2,819	156
Hydril (a) (b)	1,656	160
Input/ Output (a) (b)	6,932	97
International Coal Group (a) (b)	10,899	61
James River Coal (a) (b)	1,618	15
Lone Star Technologies (a)	3,027	201
Lufkin Industries	1,456	91
Mariner Energy (a) (b)	7,134	161
MarkWest Hydrocarbon	615	37
Matrix Service (a)	2,126	52
McMoRan Exploration (a)	2,402	31
Meridian Resource (a)	8,478	22
Metretek Technologies (a)	1,622	20
Natco Group (a)	1,510	58
Newpark Resources (a)	9,283	76
NGP Capital Resources	1,712	27
NTR Acquisition (a)	2,385	22
Oil States International (a) (b)	4,799	163
Pacific Ethanol (a) (b)	2,601	38
Parallel Petroleum (a) (b)	3,708	86
Parker Drilling (a)	10,452	113
Penn Virginia (b)	1,834	147
Petrocorp, Escrow Shares (a) (c)	2,040	—
Petrohawk Energy (a) (b)	13,990	202
Petroleum Development (a) (b)	1,420	74
PetroQuest Energy (a) (b)	4,472	51
PHI (a)	1,448	39
Pioneer Drilling (a)	4,273	59
PrimeEnergy (a)	77	4
Quest Resource (a) (b)	2,020	19
RAM Energy Resources (a) (b)	2,117	10
Rentech (a) (b)	14,276	34
Resource America, Class A	1,773	39
The accompanying notes are an integral part of the financial statements.
16      First American Funds Semiannual Report 2007

Small Cap Index Fund (continued)
DESCRIPTION	SHARES	VALUE

Rosetta Resources (a) (b)	5,185	$112
RPC	3,146	52
Stone Energy (a)	2,584	77
SulphCo (a) (b)	3,593	17
Superior Well Services (a)	1,080	27
Swift Energy (a) (b)	2,866	116
Syntroleum (a)	4,341	14
Toreador Resources (a)	1,189	19
Transmeridian Exploration (a) (b)	7,095	19
Trico Marine Service (a)	874	34
Union Drilling (a)	893	14
Universal Compression Holdings (a)	2,881	192
US BioEnergy (a)	501	7
Vaalco Energy (a)	5,952	32
VeraSun Energy (a) (b)	1,314	26
Warren Resources (a) (b)	5,510	73
Western Refining	2,295	91
Westmoreland Coal (a)	691	16
W-H Energy Services (a)	3,176	172
Whiting Petroleum (a)	3,558	157
World Fuel Services	2,706	125

		6,733

Financials – 20.3%
1st Source	1,367	34
21st Century Insurance Group	3,034	63
Acadia Realty Trust – REIT	2,973	80
Accredited Home Lenders Holdings (a) (b)	2,189	26
Advance America Cash Advance Centers (b)	6,642	114
Advanta, Class B	1,901	87
Affirmative Insurance	953	15
Affordable Residential Communities – REIT (a)	4,528	53
Agree Realty – REIT	368	12
Alabama National BanCorporation (b)	1,469	92
Alexander’s – REIT (a)	232	89
Alexandria Real Estate Equities – REIT (b)	2,329	247
Alfa	3,445	62
AMCORE Financial	2,238	64
American Campus Communities – REIT (b)	1,617	50
American Equity Investment Life Holding (b)	5,711	78
American Financial Realty Trust – REIT (b)	12,287	130
American Home Mortgage Investment – REIT (b)	4,324	107
American Physicians Capital (a)	1,118	44
American West Bancorp	1,111	22
Ameris Bancorp	1,239	28
Amtrust Financial Services (b)	1,212	15
Anchor Bancorp	1,921	52
Anthracite Capital – REIT	6,106	71
Anworth Mortgage Asset – REIT (b)	5,669	54
Apollo Investment (b)	7,623	167
Arbor Realty Trust – REIT	918	28
Ares Capital	3,796	68
Argonaut Group (a) (b)	3,211	108
Arrow Financial	1,361	30
Ashford Hospitality Trust – REIT (b)	5,860	70
Asta Funding	1,139	50
Baldwin & Lyons, Class B	905	22
BancFirst	922	39
Bancorp Bank (a)	1,104	27
BancTrust Financial Group	1,240	25
Bank Mutual	6,591	78
Bank of Granite	1,581	26
Bank of the Ozarks	1,551	46
BankAtlantic Bancorp, Class A	4,612	44
BankFinancial (b)	1,730	28
BankUnited Financial, Class A (b)	2,794	60
Banner	1,220	46
Berkshire Hills Bancorp	726	23
BFC Financial (a)	956	3
BioMed Realty Trust – REIT (b)	6,215	178
Boston Private Financial (b)	3,392	94
Bristol West Holdings	1,847	41
Brookline Bancorp (b)	6,861	82
Cadence Financial	272	5
Calamos Asset Management	2,561	60
Camden National	651	26
Capital City Bank Group	1,449	43
Capital Corporation of the West	1,032	25
Capital Lease Funding – REIT	3,230	36
Capital Southwest (b)	304	47
Capital Trust – REIT	1,497	71
Capitol Bancorp	1,428	43
Cardinal Financial	2,518	24
Cascade Bancorp (b)	2,280	49
Cash America International (b)	2,912	126
Cathay General Bancorp (b)	4,770	156
CBRE Realty Finance – REIT	1,015	13
Cedar Shopping Centers – REIT	4,180	67
Centennial Bank Holdings (a)	4,998	44
Center Financial	1,375	22
Centerline Holdings	5,382	97
Centerstate Banks of Florida (b)	311	5
Central Pacific Financial	2,998	103
Chemical Financial (b)	2,466	66
Chittenden (b)	4,913	143
Citizens Banking (b)	7,314	146
Citizens First Bancorp	542	11
City Bank	1,284	40
City Holdings	1,907	72
Clayton Holdings (a)	890	16
Clifton Savings Bancorp	2,036	24
CNA Surety (a)	1,651	34
Coastal Financial	1,960	31
CoBiz (b)	1,846	34
Cohen & Steers (b)	1,571	81
Columbia Bancorp Oregon	565	12
Columbia Banking System	1,656	50
Commerce Group (b)	5,058	165
Community Bancorp – Nevada (a)	218	7
Community Bank System	3,220	66
Community Banks	2,387	56
Community Trust Bancorp	1,651	55
Compass Diversified Trust	1,354	21
CompuCredit (a) (b)	2,028	73
Consolidated-Tomoka Land	558	42
Corporate Office Properties Trust – REIT (b)	3,730	176
Corus Bankshares (b)	4,098	69
Cousins Properties – REIT (b)	3,768	126
Crawford & Company	1,640	11
Credit Acceptance (a)	687	18
Crescent Real Estate Equities – REIT (b)	7,213	148
Crystal River Capital – REIT	198	5
CVB Financial (b)	7,179	85
DCT Industrial Trust – REIT (b)	13,119	147
Deerfield Triarc Capital – REIT (b)	4,236	69
Delphi Financial Group, Class A	4,090	175
DiamondRock Hospitality – REIT	7,386	135
Digital Realty Trust – REIT	3,093	125
Dime Community Bancshares	3,192	42
Dollar Financial (a)	971	28
Donegal Group, Class A	1,616	25
First American Funds Semiannual Report 2007       17

Schedule of  Investments April 30, 2007 (unaudited), all dollars are rounded to thousands (000)

Small Cap Index Fund (continued)
DESCRIPTION	SHARES	VALUE

Doral Financial (a) (b)	9,094	$13
Downey Financial (b)	1,684	113
EastGroup Properties – REIT (b)	2,757	138
Education Realty Trust – REIT (b)	2,645	38
eHealth (a)	558	12
EMC Insurance Group	583	15
Employers Holdings (a)	3,225	64
Enterprise Financial Services (b)	999	24
Entertainment Properties Trust – REIT (b)	2,833	171
Equity Inns – REIT (b)	5,996	103
Equity Lifestyle Properties – REIT (b)	2,487	135
Equity One – REIT (b)	4,053	113
eSpeed, Class A (a)	2,505	23
Extra Space Storage – REIT (b)	5,489	103
Ezcorp (a)	3,664	56
F.N.B. (b)	6,144	103
F.N.B. – Virginia	772	26
Farmers Capital Bank	874	25
FBL Financial Group, Class A	922	36
Federal Agricultural Mortgage, Class C	1,189	33
FelCor Lodging Trust – REIT	5,480	140
Fieldstone Investment – REIT	5,433	20
Financial Federal (b)	2,761	73
First Acceptance (a)	1,941	20
First Bancorp – North Carolina	1,267	26
First Bancorp of Puerto Rico (b)	7,238	91
First Busey	1,472	30
First Cash Financial Services (a)	2,759	63
First Charter	3,188	70
First Commonwealth Financial – Pennsylvania	7,402	82
First Community Bancorp	1,945	107
First Community Bancshares – Nevada	982	32
First Financial – Indiana	1,432	41
First Financial Bancorp – Ohio	3,385	50
First Financial Bankshares (b)	2,027	78
First Financial Holdings	1,377	47
First Indiana	1,607	31
First Industrial Realty Trust – REIT (b)	4,765	209
First Merchants	2,063	45
First Midwest Bancorp (b)	4,781	172
First Niagara Financial Group	10,931	149
First Place Financial	1,642	33
First Potomac Realty Trust – REIT (b)	2,080	54
First Regional Bancorp (a)	929	23
First Republic Bank – California	2,377	129
First South Bancorp (b)	406	11
First State Bancorp – New Mexico	1,648	34
FirstBank Fractional Shares (a) (c)	0.29	—
FirstFed Financial (a) (b)	1,804	111
FirstMerit (b)	7,382	154
Flagstar Bancorp (b)	3,955	47
Flushing Financial (b)	2,439	38
FPIC Insurance Group (a)	1,136	52
Franklin Bank (a)	1,304	20
Franklin Street Properties – REIT (b)	5,302	96
Freedom Acquisition Holdings (a)	5,127	48
Fremont General (b)	6,473	49
Friedman Billings Ramsey Group – REIT (b)	14,406	80
Frontier Financial (b)	4,076	101
GAMCO Investors (b)	484	22
GB&T Bancshares	1,446	24
Getty Realty – REIT	2,175	62
GFI Group (a) (b)	1,232	85
Glacier Bancorp	4,919	106
Gladstone Capital (b)	1,349	32
Gladstone Investment	1,290	18
Glimcher Realty Trust – REIT (b)	3,604	97
GMH Communities Trust – REIT	4,009	40
Gramercy Capital – REIT	1,222	40
Great American Financial Resources	1,023	25
Great Southern Bancorp	1,161	32
Greater Bay Bancorp (b)	4,953	128
Greene County Bancshares	401	13
Greenhill & Company (b)	1,821	115
Hancock Holding (b)	2,657	104
Hanmi Financial	4,137	68
Harleysville Group	1,584	48
Harleysville National	3,066	52
Harris & Harris Group (a) (b)	2,167	29
Healthcare Realty Trust – REIT (b)	4,443	151
Heartland Financial USA	1,422	36
Heritage Commerce	1,553	34
Hersha Hospitality Trust – REIT	3,950	47
HFF (a)	1,466	23
Highland Distressed Opportunities (a)	1,683	25
Highland Hospitality – REIT (b)	6,093	116
Highwoods Properties – REIT (b)	5,317	217
Hilb, Rogal & Hobbs (b)	3,363	146
Home Properties – REIT (b)	3,314	185
HomeBanc – REIT	5,572	16
Horace Mann Educators (b)	4,768	100
Horizon Financial	1,409	30
IBERIABANK	1,097	58
IMPAC Mortgage Holdings – REIT (b)	7,487	42
Independence Holdings	669	14
Independent Bank (b)	1,482	44
Independent Bank – Michigan	2,546	42
Infinity Property & Casualty	2,311	107
Inland Real Estate – REIT (b)	6,788	123
Innkeepers USA Trust – REIT (b)	4,228	74
Integra Bank	1,815	41
International Bancshares	4,035	116
International Securities Exchange (b)	3,931	262
Intervest Bancshares (a)	498	13
Investors Bancorp (a) (b)	3,982	57
Investors Real Estate Trust – REIT	4,580	48
Irwin Financial	2,184	35
ITLA Capital	645	33
James River Group	943	29
JER Investment Trust – REIT	1,874	33
Kansas City Life Insurance	60	3
KBW (a)	333	11
Kearny Financial	2,850	40
Kite Realty Group Trust – REIT	2,652	53
KKR Financial (b)	7,577	202
KNBT Bancorp	2,849	43
Knight Capital Group, Class A (a) (b)	10,268	166
Kohlberg Capital	1,312	24
LaBranche (a) (b)	5,215	42
Lakeland Bancorp (b)	2,135	28
Lakeland Financial	1,186	26
LandAmerica Financial Group (b)	1,752	141
LaSalle Hotel Properties – REIT (b)	3,818	177
Lexington Corporate Properties Trust – REIT (b)	7,332	153
LTC Properties – REIT	1,977	50
Luminent Mortgage Capital – REIT	4,710	39
Macatawa Bank	1,915	31
MAF Bancorp (b)	3,284	132
Maguire Properties – REIT	4,090	147
MainSource Financial Group (b)	1,403	23
The accompanying notes are an integral part of the financial statements.
18      First American Funds Semiannual Report 2007

Small Cap Index Fund (continued)
DESCRIPTION	SHARES	VALUE

MarketAxess Holdings (a)	2,918	$48
Marlin Business Services (a)	820	19
MB Financial (b)	2,797	94
MBT Financial	1,709	21
MCG Capital	4,745	84
Meadowbrook Insurance Group (a)	2,599	29
Medallion Financial	1,190	14
Medical Properties Trust – REIT (b)	3,089	44
Mercantile Bank	915	25
Meruelo Maddux Properties (a)	3,510	28
MetroCorp Bancshares	211	4
MFA Mortgage Investments – REIT	9,190	67
Mid-America Apartment Communities – REIT	2,068	112
Midland	1,131	50
Mid-State Bancshares	2,194	81
Midwest Banc Holdings (b)	1,484	25
Move (a)	9,856	46
MVC Capital (b)	1,730	30
Nara Bancorp	2,094	35
NASB Financial	441	14
National Financial Partners (b)	3,826	176
National Health Investors – REIT	2,609	89
National Interstate	1,637	39
National Penn Bancshares (b)	4,908	91
National Penn Bancshares, Fractional Shares (a) (c)	0.50	—
National Retail Properties – REIT (b)	5,971	143
National Western Life Insurance, Class A	248	66
Nationwide Health Properties – REIT (b)	7,550	242
Navigators Group (a)	1,185	61
NBT Bancorp	3,404	75
NetBank	5,462	11
NewAlliance Bancshares (b)	10,799	169
Newcastle Investment – REIT (b)	4,864	142
NorthStar Realty Finance – REIT	5,745	85
Northwest Bancorp	2,045	56
NovaStar Financial – REIT (b)	3,591	26
NYMAGIC	432	18
OceanFirst Financial	1,320	22
Ocwen Financial (a)	3,645	52
Odyssey RE Holdings	765	32
Ohio Casualty (b)	5,877	186
Old National Bancorp	6,602	118
Old Second Bancorp	1,607	47
Omega Financial	1,482	42
OMEGA Healthcare Investors – REIT (b)	5,774	97
optionsXpress Holdings (b)	2,379	59
Oriental Financial Group	2,365	27
Pacific Capital Bancorp	4,849	131
Park National (b)	1,169	104
Parkway Properties – REIT	1,595	85
Partners Trust Financial Group	4,182	46
Pennsylvania – REIT (b)	4,001	186
Penson Worldwide (a)	771	21
Peoples Bancorp – Ohio	1,222	31
PFF Bancorp	2,018	57
Phoenix Companies	10,884	162
Pinnacle Financial Partners (a) (b)	1,134	33
Piper Jaffray (a)	1,828	117
Placer Sierra Bancshares	792	22
PMA Capital (a)	3,171	30
Post Properties – REIT	4,395	206
Potlatch – REIT	3,800	165
Premierwest Bancorp	1,782	23
Presidential Life	2,267	43
PrivateBancorp (b)	1,744	57
ProAssurance (a) (b)	2,895	156
Prosperity Bancshares (b)	2,869	100
Provident Bankshares (b)	3,241	104
Provident Financial Services	6,041	104
Provident New York Bancorp	4,049	55
PS Business Parks – REIT	1,570	108
QC Holdings	687	9
Quadra Realty Trust (a)	1,618	23
RAIT Investment Trust – REIT	5,476	154
Ramco-Gershenson Properties Trust – REIT	2,078	77
Realty Income – REIT (b)	7,848	219
Redwood Trust – REIT	2,159	108
Renasant	1,526	36
Republic Bancorp – Kentucky, Class A	979	18
Republic Property Trust – REIT	2,677	30
Rewards Network (a)	2,738	11
RLI	2,209	123
Rockville Financial	1,178	17
S&T Bancorp (b)	2,557	83
Safety Insurance Group	1,413	57
Sanders Morris Harris Group	1,728	20
Sandy Spring Bancorp	1,544	50
Santander Bancorp	633	11
Saul Centers – REIT (b)	1,077	56
SCBT Financial	936	34
SCPIE Holdings (a)	1,039	23
SeaBright Insurance Holdings (a)	1,643	31
Seacoast Banking (b)	1,666	38
Security Bank	1,289	25
Selective Insurance Group	5,664	148
Senior Housing Properties Trust – REIT (b)	6,521	149
Shore Bancshares	416	10
Sierra Bancorp	444	12
Signature Bank (a)	2,581	81
Simmons First National, Class A	1,597	42
Smithtown Bancorp	884	20
Southside Bancshares	1,125	25
Southwest Bancorp – Oklahoma	1,500	37
Sovran Self Storage – REIT (b)	2,117	117
Spirit Finance – REIT	7,771	112
State Auto Financial	1,613	48
Sterling Bancorp	2,045	35
Sterling Bancshares	7,546	86
Sterling Financial – Pennsylvania	2,845	47
Sterling Financial – Washington	4,540	134
Stewart Information Services	1,899	76
Stifel Financial (a) (b)	1,447	65
Strategic Hotels & Resorts – REIT	6,914	150
Suffolk Bancorp	1,014	32
Sun Bancorp – New Jersey (a)	1,516	29
Sun Communities – REIT	2,100	63
Sunstone Hotel Investors – REIT (b)	5,487	156
Superior Bancorp (a)	1,590	16
Susquehanna Bancshares (b)	4,900	109
SVB Financial (a) (b)	3,728	191
SWS Group	2,330	61
SY Bancorp	1,341	32
Tanger Factory Outlet Centers – REIT (b)	3,573	145
Taylor Capital Group	549	16
Technology Investment Capital	1,541	26
Tejon Ranch (a)	1,076	54
Texas Capital Bancshares (a)	2,482	50
Thomas Weisel Partners Group (a)	701	14
TierOne	2,245	55
First American Funds Semiannual Report 2007       19

Schedule of  Investments April 30, 2007 (unaudited), all dollars are rounded to thousands (000)

Small Cap Index Fund (continued)
DESCRIPTION	SHARES	VALUE

Tompkins Trustco	895	$35
Tower Group	2,054	63
Tradestation Group (a)	2,652	32
Triad Guaranty (a)	920	41
TriCo Bancshares	1,619	35
TrustCo Bank Corporation of New York (b)	7,974	73
Trustmark	4,997	133
UCBH Holdings (b)	9,640	173
UMB Financial (b)	2,331	91
Umpqua Holdings (b)	5,516	138
Union Bankshares	1,570	37
United Bankshares	3,655	122
United Community Banks	3,309	98
United Community Financial	3,229	33
United Fire & Casualty	1,773	65
United PanAm Financial (a)	773	11
United Security Bancshares (b)	762	14
Universal American Financial (a)	3,909	73
Universal Health Realty Income Trust – REIT	1,463	52
Univest Corporation of Pennsylvania	1,367	31
Urstadt Biddle Properties, Class A – REIT	2,727	49
USB Holding	1,331	27
USB Holding, Fractional Shares (a) (c)	0.10	—
USI Holdings (a)	4,540	77
U-Store-It Trust – REIT (b)	4,202	77
Vineyard National Bancorp	1,011	23
Virginia Commerce Bancorp (a) (b)	2,039	38
Virginia Financial Group	1,139	25
W Holding Company (b)	10,711	52
Waddell & Reed Financial, Class A	8,315	201
Washington Real Estate Investment Trust – REIT	4,655	176
Washington Trust Bancorp	1,508	39
WesBanco	2,412	71
West Bancorp (b)	1,953	30
West Coast Bancorp – Oregon	1,756	55
Westamerica Bancorporation	3,092	145
Western Alliance Bancorp (a) (b)	901	29
Westfield Financial	1,508	15
Willow Grove Bancorp	851	10
Wilshire Bancorp	2,018	28
Winston Hotels – REIT	3,322	49
Winthrop Realty Trust – REIT	3,976	26
Wintrust Financial (b)	2,542	109
World Acceptance (a)	1,804	77
WSFS Financial (b)	629	41
Yardville National Bancorp	997	34
Zenith National Insurance (b)	3,816	176

		27,643

Healthcare – 11.4%
Abaxis (a)	2,198	50
ABIOMED (a)	2,081	27
ACADIA Pharmaceuticals (a)	2,501	34
Accuray (a)	498	12
Adams Respiratory Therapeutics (a) (b)	2,966	111
Adolor (a) (b)	4,498	16
Advanced Magnetics (a) (b)	942	62
ADVENTRX Pharmaceuticals (a)	6,864	19
Affymax (a)	137	5
Affymetrix (a) (b)	6,636	174
Air Methods (a)	1,072	30
Akorn (a) (b)	4,542	33
Albany Molecular Research (a)	2,503	24
Alexion Pharmaceuticals (a)	3,214	135
Align Technology (a)	5,486	124
Alkermes (a) (b)	9,518	156
Alliance Imaging (a)	1,826	16
Allscripts Healthcare Solutions (a) (b)	4,294	114
Alnylam Pharmaceuticals (a) (b)	3,621	68
Alpharma, Class A	4,176	101
Altus Pharmaceuticals (a)	547	8
Amedisys (a) (b)	2,432	76
American Medical Systems (a) (b)	6,867	122
AMERIGROUP (a)	5,094	143
AMN Healthcare Services (a)	3,338	81
Amsurg, Class A (a)	2,929	67
Anadys Pharmaceuticals (a)	2,941	12
Analogic	1,362	83
AngioDynamics (a)	1,627	27
Applera (a)	7,255	102
Apria Healthcare Group (a) (b)	4,171	132
Arena Pharmaceuticals (a) (b)	5,397	70
Ariad Pharmaceuticals (a)	6,456	30
Array Biopharma (a)	3,685	51
Arrow International (b)	1,926	61
ArthroCare (a) (b)	2,643	109
Aspect Medical Systems (a) (b)	1,734	27
AtheroGenics (a) (b)	4,178	14
Auxilium Pharmaceuticals (a) (b)	2,205	33
AVANIR Pharmaceuticals (a) (b)	3,364	12
AVI BioPharma (a) (b)	5,190	14
Bentley Pharmaceuticals (a)	2,078	20
BioCryst Pharmaceuticals (a) (b)	2,373	20
Bioenvision (a) (b)	4,327	14
BioMarin Pharmaceutical (a) (b)	8,769	142
Bio-Rad Laboratories, Class A (a)	1,855	131
Bio-Reference Labs (a)	1,193	32
Biosite (a)	1,579	146
Bradley Pharmaceuticals (a)	1,503	30
Bruker BioSciences (a)	3,402	39
Cadence Pharmaceuticals (a)	235	4
Candela (a)	2,505	29
Capital Senior Living (a) (b)	2,246	26
Caraco Pharmaceutical Laboratories (a)	1,326	19
Cell Genesys (a) (b)	6,033	26
Centene (a) (b)	4,420	92
Cepheid (a)	5,636	64
Cerus (a)	2,836	21
Chemed	2,573	129
Coley Pharmaceutical Group (a) (b)	1,851	18
CombinatoRx (a)	2,513	15
Computer Programs & Systems	820	26
Conceptus (a) (b)	2,354	49
CONMED (a) (b)	2,763	84
Corvel (a)	778	21
Cross Country Healthcare (a)	3,205	63
Cubist Pharmaceuticals (a) (b)	5,631	121
CV Therapeutics (a)	5,648	48
Cyberonics (a) (b)	2,119	46
Cypress Bioscience (a)	3,358	31
Cytokinetics (a)	3,196	21
Datascope	1,291	48
deCODE Genetics (a) (b)	6,250	23
Dendreon (a) (b)	8,003	120
Dendrite International (a)	3,668	58
DepoMed (a)	2,712	9
Dexcom (a) (b)	1,738	14
Digene (a) (b)	1,717	79
Diversa (a) (b)	2,633	19
DJ Orthopedics (a)	2,240	88
Durect (a) (b)	5,687	25
The accompanying notes are an integral part of the financial statements.
20      First American Funds Semiannual Report 2007

Small Cap Index Fund (continued)
DESCRIPTION	SHARES	VALUE

Eclipsys (a) (b)	4,671	$88
Emageon (a)	2,164	25
Emeritus (a)	511	17
Emisphere Technologies (a)	2,460	8
Encysive Pharmaceuticals (a) (b)	5,796	19
Enzo Biochem (a)	2,661	45
Enzon (a) (b)	4,305	37
eResearch Technology (a)	5,630	49
ev3 (a) (b)	1,298	23
Exelixis (a) (b)	8,703	93
Five Star Quality Care (a) (b)	3,261	36
FoxHollow Technologies (a)	2,035	45
Genesis HealthCare (a)	1,925	123
Genitope (a) (b)	2,591	10
Genomic Health (a)	1,285	21
Genta (a)	13,402	5
Gentiva Health Services (a)	2,639	49
Geron (a) (b)	6,732	48
Greatbatch (a)	2,145	62
GTx (a)	1,265	25
Haemonetics (a) (b)	2,582	124
Hana Biosciences (a)	2,966	5
HealthExtras (a) (b)	2,638	82
HealthSpring (a)	1,311	31
HealthTronics (a)	3,575	17
Healthways (a) (b)	3,395	144
Hi-Tech Pharmaceutical (a)	871	12
Hologic (a) (b)	5,283	304
Horizon Health (a)	1,124	22
Human Genome Sciences (a) (b)	12,927	139
Hythiam (a) (b)	2,682	19
ICU Medical (a) (b)	1,493	62
Idenix Pharmaceuticals (a) (b)	2,550	18
I-Flow (a) (b)	2,189	34
Illumina (a) (b)	5,356	175
Immucor (a) (b)	6,671	218
Incyte (a) (b)	8,227	63
Indevus Pharmaceuticals (a)	5,346	39
Integra LifeSciences (a) (b)	1,872	85
InterMune (a) (b)	2,641	76
Invacare (b)	3,052	57
inVentiv Health (a) (b)	2,789	106
Inverness Medical Innovations (a)	3,194	128
IRIS International (a)	1,906	26
Isis Pharmaceuticals (a) (b)	8,009	82
Kendle International (a)	1,268	43
Kensey Nash (a)	1,063	27
Keryx Biopharmaceuticals (a) (b)	4,454	45
Kindred Healthcare (a)	2,772	97
K-V Pharmaceutical, Class A (a) (b)	3,781	98
Kyphon (a) (b)	4,350	203
LCA-Vision (b)	2,134	90
Lexicon Genetics (a)	6,966	24
LHC Group (a)	927	24
LifeCell (a) (b)	3,296	97
Luminex (a) (b)	3,303	46
Magellan Health Services (a)	3,588	154
MannKind (a) (b)	2,585	38
Martek Biosciences (a) (b)	3,323	72
Matria Healthcare (a) (b)	2,157	63
Matthews International, Class A	3,101	131
Maxygen (a)	2,809	30
Medarex (a) (b)	12,018	165
MedCath (a) (b)	851	25
Medical Action Industries (a)	1,423	32
Medicines (a)	4,929	112
Medicis Pharmaceutical, Class A (b)	5,355	163
Mentor	3,573	139
Merge Technologies (a)	1,826	9
Meridian Bioscience	1,935	58
Merit Medical Systems (a)	2,956	34
Metabasis Therapeutics (a)	2,123	16
Metabolix (a)	316	8
MGI Pharma (a) (b)	7,683	169
Mine Safety Appliances (b)	3,040	128
Molina Healthcare (a)	1,273	38
Momenta Pharmaceuticals (a) (b)	2,429	38
Monogram Biosciences (a)	13,396	25
MWI Veterinary Supply (a)	342	13
Myriad Genetics (a) (b)	3,730	136
NABI Biopharmaceuticals (a)	5,902	31
Nastech Pharmaceutical (a) (b)	2,252	30
National Healthcare	635	33
Natus Medical (a)	1,901	34
Nektar Therapeutics (a) (b)	8,930	110
Neurocrine Biosciences (a)	3,873	49
NeuroMetrix (a) (b)	1,288	13
Nighthawk Radiology Holdings (a) (b)	650	13
Northfield Laboratories (a) (b)	2,596	12
Northstar Neuroscience (a)	1,109	15
Novavax (a)	6,345	19
Noven Pharmaceuticals (a)	2,329	55
NPS Pharmaceuticals (a)	4,385	17
NuVasive (a) (b)	3,421	88
Nuvelo (a)	5,271	20
NxStage Medical (a) (b)	1,241	16
Odyssey Healthcare (a)	3,400	45
Omnicell (a)	2,792	64
Onyx Pharmaceuticals (a) (b)	4,523	121
Option Care	2,374	32
OraSure Technologies (a)	4,725	35
OSI Pharmaceuticals (a) (b)	5,597	194
Osiris Therapeutics (a) (b)	358	5
Owens & Minor	3,937	139
Pain Therapeutics (a) (b)	3,266	25
Palomar Medical Technologies (a) (b)	1,713	70
Panacos Pharmaceuticals (a)	5,181	25
Par Pharmaceutical Companies (a) (b)	3,426	92
PAREXEL International (a) (b)	2,757	108
Penwest Pharmaceuticals (a) (b)	2,509	30
Peregrine Pharmaceuticals (a)	18,002	18
Perrigo (b)	7,541	143
PharmaNet Development Group (a) (b)	1,966	54
Pharmion (a)	2,376	72
PolyMedica	2,221	90
POZEN (a)	2,521	37
PRA International (a)	1,414	32
Progenics Pharmaceutical (a)	2,302	56
PSS World Medical (a) (b)	6,824	137
Psychiatric Solutions (a) (b)	5,206	183
Quidel (a)	3,105	43
Radiation Therapy Services (a) (b)	1,269	37
Regeneron Pharmaceutical (a) (b)	4,923	134
RehabCare Group (a)	1,533	25
Renovis (a)	2,452	10
Res-Care (a)	2,235	40
Rigel Pharmaceuticals (a)	2,250	24
Salix Pharmaceuticals (a) (b)	4,807	63
Sangamo BioSciences (a) (b)	2,681	20
Santarus (a) (b)	4,712	36
First American Funds Semiannual Report 2007       21

Schedule of  Investments April 30, 2007 (unaudited), all dollars are rounded to thousands (000)

Small Cap Index Fund (continued)
DESCRIPTION	SHARES	VALUE

Savient Pharmaceuticals (a) (b)	5,125	$59
Sciele Pharma (a) (b)	2,915	72
Senomyx (a) (b)	3,080	41
Sirona Dental Systems (b)	1,720	57
Somaxon Pharmaceuticals (a)	366	7
SonoSite (a) (b)	1,681	49
Spectranetics (a)	3,160	33
Stereotaxis (a)	2,403	25
STERIS	5,950	152
Stewart Enterprises, Class A (b)	9,121	69
Sun Healthcare Group (a)	2,675	34
Sunrise Senior Living (a) (b)	4,242	162
SuperGen (a)	4,864	31
SurModics (a) (b)	1,594	65
Symbion (a)	1,444	32
Symmetry Medical (a) (b)	3,604	61
Tanox (a) (b)	2,393	45
Telik (a) (b)	5,139	31
Thoratec (a)	5,046	99
Trimeris (a)	1,739	13
TriZetto Group (a) (b)	4,401	86
Trubion Pharmaceuticals (a)	472	8
United Therapeutics (a) (b)	2,313	129
Valeant Pharmaceuticals International (b)	9,152	165
Varian (a)	2,999	174
Ventana Medical Systems (a)	2,836	138
Viasys Healthcare (a)	3,294	105
ViroPharma (a) (b)	6,747	102
Visicu (a)	713	7
VistaCare, Class A (a)	1,288	12
Vital Images (a) (b)	1,300	40
Vital Signs	572	33
Volcano (a)	360	7
West Pharmaceutical Services	3,140	156
Wright Medical Group (a)	3,189	75
XenoPort (a)	1,966	84
Young Innovations	530	14
Zoll Medical (a)	1,894	46
ZymoGenetics (a) (b)	3,875	58

		15,451

Industrials – 14.7%
3D Systems (a) (b)	1,395	27
A.O. Smith	1,839	70
AAON	973	24
AAR (a) (b)	3,495	107
ABM Industries	4,148	117
ABX Air (a)	6,261	41
ACCO Brands (a)	4,266	101
Accuride (a)	2,339	34
Actuant, Class A	2,831	150
Acuity Brands	4,417	261
Administaff	2,359	78
Advisory Board (a) (b)	1,875	89
AirTran Holdings (a)	8,928	98
Alaska Air Group (a) (b)	3,878	115
Albany International, Class A (b)	2,628	101
Allegiant Travel (a)	88	3
Amerco (a)	1,009	71
American Commercial Lines (a)	6,039	178
American Ecology	1,610	36
American Railcar Industries	933	30
American Reprographics (a) (b)	2,697	90
American Science & Engineering (a) (b)	954	45
American Superconductor (a) (b)	3,504	51
American Woodmark (b)	1,194	41
Ameron International	859	59
Ampco-Pittsburgh	742	27
Amrep (b)	173	10
Apogee Enterprises	3,087	74
Applied Industrial Technology	4,397	118
ARGON ST (a)	1,320	35
Arkansas Best	2,485	98
Asset Acceptance Capital (a)	1,733	32
Astec Industries (a) (b)	1,734	71
ASV (a) (b)	2,158	33
Atlas Air Worldwide Holdings (a) (b)	1,888	109
Badger Meter	1,228	29
Baldor Electric	2,919	115
Barnes Group (b)	3,655	89
Barrett Business Services	720	16
Basin Water (a) (b)	616	4
BE Aerospace (a) (b)	7,617	279
Beacon Roofing Supply (a) (b)	4,523	71
BlueLinx Holdings	751	9
Bowne & Company	2,952	49
Brady, Class A	4,337	142
Briggs & Stratton (b)	5,030	149
Bright Horizons Family Solutions (a) (b)	2,565	99
Bucyrus International	3,103	195
Builders FirstSource (a)	1,121	18
Capstone Turbine (a) (b)	14,054	14
Cascade	1,286	80
Casella Waste Systems (a)	2,133	20
CBIZ (a)	5,386	37
CDI	885	26
Celadon Group (a)	1,999	33
Central Parking	984	22
Cenveo (a)	5,576	143
Ceradyne (a) (b)	2,680	158
Chart Industries (a)	804	15
China BAK Battery (a) (b)	2,797	10
Circor International	1,735	63
CLARCOR	4,753	150
Clean Harbors (a) (b)	1,543	72
Coinstar (a)	2,654	82
Color Kinetics (a) (b)	1,356	27
Columbus McKinnon (a)	1,890	47
Comfort Systems USA	4,171	52
Commercial Vehicle Group (a)	2,177	43
COMSYS IT Partners (a)	1,572	36
Consolidated Graphics (a)	1,260	95
Cornell (a)	645	15
CoStar Group (a)	1,651	81
CRA International (a)	1,098	57
Cubic	1,393	28
Curtiss-Wright (b)	4,186	180
Deluxe	5,300	201
Diamond Management & Technology Consultation	2,928	33
Dollar Thrifty Automotive (a)	2,424	114
DXP Enterprises (a)	179	9
Dycom Industries (a)	3,966	103
Dynamex (a)	1,396	37
Dynamic Materials (a)	1,218	40
DynCorp International (a)	2,585	39
EDO	1,649	45
Educate (a)	2,192	17
EGL (a)	3,095	123
Electro Rent (a)	1,986	26
EMCOR Group (a)	3,094	194
Encore Wire (b)	2,403	67
The accompanying notes are an integral part of the financial statements.
22      First American Funds Semiannual Report 2007

Small Cap Index Fund (continued)
DESCRIPTION	SHARES	VALUE

Energy Conversion Devices (a) (b)	3,840	$136
EnerSys (a)	4,461	73
ENGlobal (a) (b)	1,665	11
Ennis Business Forms	2,693	66
EnPro Industries (a)	2,074	78
ESCO Technologies (a) (b)	2,537	116
Esterline Technologies (a)	2,390	100
Evergreen Solar (a) (b)	6,902	67
Exponent (a)	1,685	36
ExpressJet Holdings (a)	4,746	28
Federal Signal	4,174	66
First Advantage (a)	357	8
First Consulting Group (a)	2,215	22
First Solar (a) (b)	2,004	120
Flanders (a)	1,525	10
Florida East Coast Industries (b)	3,341	236
Forward Air	3,096	94
Franklin Electric (b)	2,197	94
FreightCar America	1,299	65
Frontier Airlines Holdings (a) (b)	3,560	21
FTD Group	1,647	29
FTI Consulting (a) (b)	3,913	144
FuelCell Energy (a) (b)	5,032	35
G&K Services, Class A	2,065	72
Gehl Company (a)	690	20
GenCorp (a) (b)	5,686	76
General Cable (a) (b)	5,010	288
Genesee & Wyoming, Class A (a)	3,556	97
Genlyte Group (a) (b)	2,529	197
Geo Group (a)	2,382	122
Geo Group, Fractional Shares (a) (c)	0.50	—
GEVITY HR	2,594	48
Global Cash Access Holdings (a) (b)	3,440	54
Goodman Global (a)	2,434	45
Gorman-Rupp	1,272	41
Granite Construction	3,407	205
Greenbrier Companies (b)	1,332	31
Griffon (a)	2,927	70
H & E Equipment Services (a)	1,183	28
Healthcare Services Group (b)	2,602	73
Heartland Express (b)	5,955	103
HEICO (b)	2,025	73
Heidrick & Struggles International (a) (b)	1,804	85
Herley Industries (a)	1,263	19
Herman Miller (b)	6,387	220
Hexcel (a) (b)	9,180	199
Horizon Lines, Class A	1,138	39
Houston Wire & Cable (a)	515	15
Hub Group (a) (b)	3,936	142
Hudson Highland Group (a)	2,666	43
Huron Consulting Group (a) (b)	1,790	108
ICT Group (a)	700	13
IHS, Class A (a)	2,290	95
II-VI (a) (b)	2,311	63
IKON Office Solutions (b)	10,547	158
Infrasource Services (a)	2,364	79
InnerWorkings (a) (b)	476	6
Innovative Solutions & Support (a)	1,489	40
Insituform Technologies, Class A (a) (b)	2,674	55
Insteel Industries	1,440	24
Integrated Electrical Services (a)	1,584	38
Interline Brands (a)	2,801	61
Interpool	911	24
Ionatron (a) (b)	2,726	17
Jackson Hewitt Tax Service	3,489	96
JetBlue Airways (a) (b)	17,086	169
John H. Harland	2,640	139
K&F Industries Holdings (a)	1,937	52
Kadant (a)	1,548	42
Kaman	2,444	61
Kaydon (b)	2,774	132
Kelly Services, Class A	1,918	55
Kenexa (a) (b)	1,591	49
Kforce (a)	2,861	39
Knight Transportation (b)	5,631	110
Knoll (b)	2,906	67
Korn/ Ferry International (a) (b)	4,083	96
Labor Ready (a)	5,154	112
Ladish (a) (b)	1,448	59
Lawson Products	438	16
Layne Christensen (a)	1,088	41
LB Foster (a)	1,054	24
LECG (a)	2,007	29
Lindsay Manufacturing	1,134	35
LSI Industries	2,083	33
Marten Transport (a) (b)	1,647	30
MasTec (a)	3,725	43
McGrath Rentcorp	2,280	69
Medis Technologies (a) (b)	2,114	32
Mercury Computer Systems (a)	2,324	32
Mesa Air Group (a)	3,514	24
Middleby (a)	689	95
Miller Industries (a)	987	23
Mobile Mini (a)	3,423	103
Moog, Class A (a)	3,567	152
MTC Technologies (a)	998	21
Mueller Industries (b)	3,463	114
Mueller Water Products, Class A (b)	9,352	135
NACCO Industries, Class A	516	82
Navigant Consulting (a) (b)	4,182	80
NCI Building Systems (a) (b)	2,012	101
Nordson	2,895	133
NuCo2 (a)	1,122	28
Old Dominion Freight Lines (a) (b)	2,986	88
On Assignment (a)	2,631	29
Orbital Sciences (a) (b)	5,852	122
Pacer International (b)	3,864	99
Patriot Transportation Holdings (a)	60	5
PeopleSupport (a) (b)	1,871	23
Perini (a)	1,882	80
PGT (a)	599	6
PHH (a)	5,240	160
Pico Holdings (a)	919	41
Pike Electric (a)	1,214	25
Plug Power (a) (b)	7,471	24
Portfolio Recovery Associates (a) (b)	1,592	89
Powell Industries (a)	741	23
Power-One (a) (b)	6,881	29
Pre-Paid Legal Services (a)	1,146	65
PW Eagle (b)	1,086	35
Quality Distribution (a)	796	7
Raven Industries	1,711	49
RBC Bearings (a)	2,113	80
Regal-Beloit (b)	3,024	139
Republic Airways Holdings (a)	3,358	71
Resources Connection (a) (b)	4,735	143
Robbins & Myers	1,370	53
Rollins (b)	2,871	66
Rush Enterprises (a)	2,421	50
Saia (a) (b)	1,442	40
First American Funds Semiannual Report 2007       23

Schedule of  Investments April 30, 2007 (unaudited), all dollars are rounded to thousands (000)

Small Cap Index Fund (continued)
DESCRIPTION	SHARES	VALUE

SAIC (a)	7,392	$135
Schawk	1,597	29
School Specialty (a)	1,961	65
Sequa, Class A (a)	651	76
SI International (a)	1,057	28
Simpson Manufacturing (b)	3,640	117
SIRVA (a)	5,122	13
SkyWest (b)	6,134	167
Sotheby’s Holdings, Class A (b)	6,219	321
Spherion (a)	5,655	48
Standard Parking (a)	527	18
Standard Register	1,611	20
Standex International (b)	1,216	33
Star Maritime Acquisition (a) (b)	1,950	21
Sterling Construction (a)	897	19
TAL International Group	1,310	33
Taleo (a)	1,400	21
Team (a) (b)	656	23
Tecumseh Products, Class A (a)	1,728	18
Teledyne Technologies (a)	3,324	147
Teletech Holdings (a)	3,212	121
Tennant	1,453	46
Tetra Tech (a)	5,717	119
The Lamson & Sessions Company (a) (b)	1,434	36
The Provident Service (a) (b)	996	24
Titan International	2,172	61
TransDigm Group (a) (b)	839	32
Tredegar (b)	2,993	70
Trex (a) (b)	1,219	25
Triumph Group	1,565	95
TurboChef Technologies (a) (b)	1,329	18
U.S. Xpress Enterprises (a)	775	11
UAP Holding (b)	5,259	145
United Industrial (b)	927	45
United Stationers (a)	2,882	172
Universal Forest Products	1,681	78
Universal Technical Institute (a)	2,199	55
Universal Truckload Services (a)	355	8
USA Truck (a)	619	10
Valmont Industries	1,816	114
Vertrue (a)	698	33
Viad	2,192	89
Vicor	2,131	23
Volt Information Sciences (a) (b)	1,408	36
Wabash National	3,253	51
Washington Group International (a)	2,712	181
Waste Connections (a)	6,048	188
Waste Industries USA	769	20
Waste Services (a)	2,649	26
Watsco (b)	2,724	145
Watson Wyatt & Company Holdings (b)	4,001	189
Watts Water Technologies, Class A	2,749	111
Werner Enterprises (b)	5,441	103
Westinghouse Air Brake Technologies	4,662	173
Williams Scotsman International (a)	3,074	68
Woodward Governor (b)	3,123	154

		19,984

Information Technology – 18.5%
24/7 Real Media (a)	5,005	50
3Com (a)	38,499	155
Acacia Research – Acacia Technology (a)	2,877	43
Access Integrated Technology, Class A (a) (b)	1,380	9
Acme Packet (a) (b)	879	12
Actel (a)	2,542	37
Actuate (a)	5,823	33
Adaptec (a)	11,801	46
ADTRAN (b)	6,391	163
Advanced Analogic Technologies (a) (b)	3,062	25
Advanced Energy Industries (a) (b)	3,083	76
Advent Software (a)	1,963	66
Aeroflex (a) (b)	7,396	104
Agile Software (a)	5,780	42
Agilysys	3,222	68
AMIS Holdings (a)	4,359	51
Amkor Technology (a)	10,062	141
ANADIGICS (a) (b)	4,852	52
Anaren (a)	1,928	36
Andrew (a) (b)	15,583	170
Anixter International (a) (b)	3,022	216
Ansoft (a)	1,494	48
ANSYS (a)	3,241	166
Applied Micro Circuits (a)	29,060	82
aQuantive (a) (b)	7,489	229
Ariba (a)	7,244	64
Arris Group (a)	10,517	156
Art Technology Group (a)	11,382	28
Aspen Technology (a)	8,519	116
Asyst Technologies (a)	4,766	34
Atheros Communications (a)	5,305	142
ATMI (a) (b)	3,244	100
Audiovox (a)	1,704	25
Authorize Net Holdings (a)	2,811	50
Avanex (a) (b)	16,984	30
Avid Technology (a) (b)	4,101	136
Avocent (a) (b)	4,742	133
Axcelis Technologies (a) (b)	10,609	81
Bankrate (a) (b)	1,044	42
BearingPoint (a) (b)	18,317	134
Bel Fuse	1,053	37
Belden CDT (b)	4,184	234
Benchmark Electronics (a) (b)	6,271	133
BISYS Group (a)	11,764	136
Black Box	1,696	62
Blackbaud	4,333	96
Blackboard (a) (b)	2,864	98
Blue Coat Systems (a) (b)	1,495	52
Bookham (a) (b)	5,895	13
Borland Software (a)	7,693	43
Bottomline Technologies (a) (b)	1,567	19
Brightpoint (a)	5,237	70
Brocade Communications Systems (a)	38,181	373
Brooks Automation (a)	7,341	128
Cabot Microelectronics (a)	2,470	79
CACI International (a)	2,974	136
CAlAmp (a)	2,402	20
Carrier Access (a)	2,148	10
Cass Information Systems	600	20
C-COR.net (a)	4,721	58
Checkpoint Systems (a)	3,803	84
Chordiant Software (a)	3,276	43
CIBER (a)	5,624	46
Cirrus Logic (a)	8,602	71
CMGI (a)	45,449	95
CNET Networks (a)	14,745	124
Cogent (a)	4,468	63
Cognex	4,347	94
Coherent (a)	2,884	91
Cohu	2,285	47
CommScope (a) (b)	5,727	267
Commvault Systems (a)	856	15
The accompanying notes are an integral part of the financial statements.
24      First American Funds Semiannual Report 2007

Small Cap Index Fund (continued)
DESCRIPTION	SHARES	VALUE

Comtech Group (a)	1,510	$27
Comtech Telecommunications (a) (b)	2,212	84
Concur Technologies (a) (b)	3,176	56
Conexant Systems (a) (b)	47,275	73
Convera (a)	2,904	9
Covansys (a)	3,021	101
CPI International (a)	730	14
Credence Systems (a)	9,840	37
CSG Systems International (a) (b)	4,693	126
CTS	3,530	46
CyberSource (a)	2,806	36
Cymer (a) (b)	3,652	148
Daktronics (b)	3,815	87
DealerTrack Holdings (a)	1,091	36
Digi International (a)	2,412	31
Digital River (a) (b)	3,887	227
Diodes (a)	1,828	67
Dionex (a) (b)	1,941	134
Ditech Networks (a)	3,555	31
Divx (a)	694	14
DSP Group (a) (b)	2,764	51
DTS (a) (b)	1,918	43
Eagle Test Systems (a)	270	5
EarthLink (a) (b)	11,272	86
Echelon (a)	3,118	40
eCollege.com (a)	1,870	35
eFunds (a)	4,515	126
Electro Scientific Industries (a)	2,787	57
Electronics for Imaging (a)	5,623	150
EMCORE (a)	4,093	20
Emulex (a)	8,189	172
Entegris (a) (b)	13,081	153
Epicor Software (a) (b)	5,861	85
EPIQ Systems (a) (b)	1,433	34
Equinix (a)	2,814	235
Euronet Worldwide (a) (b)	3,624	101
Exar (a)	2,240	30
Excel Technologies (a)	1,237	33
Extreme Networks (a)	11,724	48
FalconStor Software (a)	3,824	44
FEI (a)	2,343	87
Finisar (a) (b)	23,084	84
Flir Systems (a) (b)	6,446	261
FormFactor (a) (b)	4,502	186
Forrester Research (a)	1,591	41
Foundry Networks (a) (b)	14,145	214
Gartner, Class A (a)	5,073	128
Gateway (a) (b)	27,129	59
Genesis Microchip (a)	3,490	30
Gerber Scientific (a)	2,332	23
Global Imaging Systems (a)	4,652	134
Harmonic (a) (b)	7,256	60
Harris Stratex Networks, Class A (a)	2,482	49
Heartland Payment Systems (b)	1,095	27
Hittite Microwave (a)	1,101	50
HouseValues (a) (b)	1,491	7
Hutchinson Technology (a) (b)	2,491	47
Hypercom (a)	5,816	34
i2 Technologies (a) (b)	1,463	37
ID Systems (a) (b)	1,144	14
iGATE (a)	2,232	15
Ikanos Communications (a)	1,708	13
Imation	3,111	115
Infocrossing (a) (b)	2,236	36
Informatica (a)	8,474	125
Information Services Group (a)	3,140	24
InfoSpace (a)	3,069	79
infoUSA	3,457	32
Integral Systems	1,154	27
InterDigital Communications (a) (b)	5,088	167
Intermec (a) (b)	4,640	104
InterNAP Network Services (a)	4,153	64
Internet Capital Group (a) (b)	3,853	46
Inter-Tel	2,072	52
InterVoice (a)	4,204	27
Interwoven (a)	4,200	64
Intevac (a)	2,153	52
iPass (a) (b)	5,804	31
Isilon Systems (a)	259	3
Itron (a) (b)	2,494	168
Ixia (a) (b)	4,429	38
IXYS (a)	2,622	24
J2 Global Communications (a)	5,009	144
Jack Henry & Associates	7,630	181
JDA Software (a)	3,080	55
Jupitermedia (a) (b)	2,238	16
Keane (a)	4,249	60
KEMET (a) (b)	8,535	72
Komag (a) (b)	2,984	82
Kopin (a)	7,033	24
Kronos (a)	3,153	172
Kulicke & Soffa (a)	5,953	59
L-1 Identity Solutions (a) (b)	6,756	130
Landauer	915	43
Lattice Semiconductor (a)	11,225	61
Lawson Software (a) (b)	12,236	109
Lionbridge Technologies (a)	6,167	31
Liquidity Services (a)	801	17
Littelfuse (a) (b)	2,195	88
Lo-Jack (a)	1,856	34
Loral Space & Communications (a)	869	42
LTX (a)	6,070	36
Macrovision (a) (b)	5,086	123
Magma Design Automation (a)	3,414	47
Magna Entertainment (a)	4,576	14
Manhattan Associates (a) (b)	2,701	78
ManTech International (a)	1,698	52
Marchex	2,162	28
Mattson Technology (a)	4,796	48
Maximus	2,012	70
Maxwell Technologies (a) (b)	1,483	18
Measurement Specialties (a)	1,441	29
Mentor Graphics (a)	7,859	127
Methode Electronics, Class A	3,423	52
Micrel (a)	6,769	85
Micros Systems (a) (b)	3,774	207
Microsemi (a) (b)	6,865	159
MicroStrategy (a)	936	106
Microtune (a)	5,204	22
Midway Games (a) (b)	3,691	25
Mindspeed Technologies (a)	11,380	26
MIPS Technologies, Class A (a)	4,714	40
MKS Instruments (a)	3,427	92
Mobility Electronics (a) (b)	3,091	9
Monolithic Power Systems (a)	2,018	28
MoSys (a) (b)	2,329	20
MPS Group (a)	10,149	139
MRV Communications (a)	12,910	45
MTS Systems	1,795	76
Multi-Fineline Electronix (a) (b)	833	13
First American Funds Semiannual Report 2007       25

Schedule of  Investments April 30, 2007 (unaudited), all dollars are rounded to thousands (000)

Small Cap Index Fund (continued)
DESCRIPTION	SHARES	VALUE

Neoware Systems (a) (b)	2,046	$24
Ness Technologies (a)	2,071	28
Net 1 UEPS Technologies (a) (b)	4,940	124
NETGEAR (a)	3,361	113
Netlogic Microsystems (a)	1,646	51
NetRatings (a)	1,309	27
NetScout Systems (a)	2,735	23
Newport (a) (b)	3,873	61
Nextest Systems (a)	622	8
NIC	3,511	20
Novatel Wireless (a)	3,224	59
Nuance Communications (a) (b)	12,350	190
Omniture (a)	1,229	23
OmniVision Technologies (a) (b)	5,235	71
ON Semiconductor (a)	14,238	152
Online Resources (a)	2,314	26
Openwave Systems (a)	9,434	69
Oplink Communications (a)	1,616	27
OPNET Technologies (a)	1,333	15
Opnext (a)	509	7
Opsware (a) (b)	8,109	65
Orbcomm (a) (b)	407	5
OSI Systems (a)	1,596	42
OYO Geospace (a)	407	30
Packeteer (a)	3,415	32
Palm (a) (b)	9,015	152
Parametric Technology (a) (b)	10,957	195
Park Electrochemical (b)	1,982	55
ParkerVision (a) (b)	1,945	21
Paxar (a)	3,851	116
PDF Solutions (a)	2,049	23
Pegasystems	1,612	15
Perficient (a)	1,808	38
Pericom Semiconductor (a)	2,709	27
Perot Systems, Class A (a)	8,390	150
Phase Forward (a)	3,505	56
Photon Dynamics (a)	1,829	22
Photronics (a) (b)	4,101	62
Plantronics	4,625	116
Plexus (a)	4,575	96
PLX Technology (a)	2,582	27
Polycom (a)	8,470	282
Powerwave Technologies (a) (b)	11,402	71
Presstek (a)	3,246	20
Progress Software (a)	3,814	115
QAD	1,425	14
Quality Systems (b)	1,670	68
Quantum (a) (b)	19,343	53
Quest Software (a)	6,506	111
Rackable Systems (a) (b)	2,859	34
Radiant Systems (a) (b)	2,518	34
RadiSys (a)	2,060	31
Radyne Comstream (a)	1,858	16
RAE Systems (a)	3,981	11
RealNetworks (a)	10,517	79
Renaissance Learning	986	12
RF Micro Devices (a) (b)	18,824	118
RightNow Technologies (a)	1,551	23
Rofin-Sinar Technologies (a)	1,657	110
Rogers (a)	1,691	77
Rudolph Technologies (a)	2,405	42
S1 (a)	6,311	41
Safeguard Scientifics (a)	12,414	37
Sapient (a) (b)	8,018	58
SAVVIS (a)	3,175	164
ScanSource (a) (b)	2,491	72
Secure Computing (a) (b)	5,145	42
Semitool (a)	1,777	18
Semtech (a)	6,099	88
Sigma Designs (a)	2,351	55
Silicon Image (a)	7,972	70
Silicon Storage Technology (a) (b)	8,899	37
Sirenza Microdevices (a) (b)	2,539	23
SiRF Technology Holdings (a) (b)	5,050	123
Skyworks Solutions (a)	15,777	109
Smith Micro Software (a) (b)	2,044	32
Sohu.com (a)	2,752	70
Sonic Solutions (a)	2,642	34
SonicWALL (a)	5,855	48
Sonus Networks (a)	24,838	192
SPSS (a)	1,985	73
SRA International, Class A (a) (b)	3,588	88
Staktek Holdings (a)	1,232	3
Standard Microsystems (a)	2,277	73
StarTek	1,169	11
Stratasys (a) (b)	996	47
SunPower (a) (b)	1,048	64
Superior Essex (a)	1,861	66
Supertex (a)	1,143	37
Sybase (a)	8,756	212
Sycamore Networks (a)	18,408	68
Sykes Enterprises (a)	2,700	50
Symmetricom (a)	4,888	40
Synaptics (a)	2,422	73
SYNNEX (a)	890	17
Syntel	825	29
Take-Two Interactive Software (a) (b)	7,036	135
TALX	2,994	103
TASER International (a) (b)	6,466	56
Technitrol	3,989	107
Tekelec (a)	5,682	81
Terremark Worldwide (a)	3,499	29
Tessera Technologies (a) (b)	4,540	194
The Knot (a) (b)	1,675	36
ThermoGenesis (a)	5,554	19
TheStreet.com	1,897	19
THQ (a) (b)	6,279	210
TIBCO Software (a)	20,706	189
TNS	2,489	30
Transaction Systems Architects (a)	3,678	117
Transmeta (a)	20,202	10
TranSwitch (a) (b)	13,165	19
Travelzoo (a)	280	8
Trident Microsystems (a)	5,720	121
TriQuint Semiconductor (a) (b)	13,739	71
TTM Technologies (a)	4,367	40
Tyler Technologies (a)	4,005	48
Ultimate Software Group (a)	2,240	62
Ultratech (a) (b)	2,618	36
United Online (b)	5,483	79
Universal Display (a) (b)	2,606	41
UTStarcom (a) (b)	11,773	84
VA Software (a) (b)	6,416	23
ValueClick (a)	9,430	270
Varian Semiconductor Equipment Associates (a) (b)	5,630	374
Vasco Data Security International (a)	2,802	60
Veeco Instruments (a)	2,900	53
ViaSat (a) (b)	2,273	78
Vignette (a)	2,927	54
The accompanying notes are an integral part of the financial statements.
26      First American Funds Semiannual Report 2007

Small Cap Index Fund (continued)
DESCRIPTION	SHARES	VALUE

Virage Logic (a)	1,765	$13
Volterra Semiconductor (a)	1,934	31
WebEx Communications (a)	4,095	232
webMethods (a)	5,344	49
Websense (a) (b)	4,396	109
WebSideStory (a) (b)	1,807	20
Wind River Systems (a)	7,476	73
Witness Systems (a)	3,461	94
Wright Express (a) (b)	3,964	125
X-Rite	2,384	30
Zhone Technologies (a)	9,779	14
Zoran (a)	4,821	96
Zygo (a)	1,865	30

		25,112

Materials – 5.3%
A. Schulman	2,361	55
A.M. Castle & Company	980	33
AEP Industries (a)	745	32
AK Steel Holding (a) (b)	10,822	330
Alpha Natural Resources (a) (b)	5,260	91
AMCOL International (b)	2,286	55
American Vanguard (b)	1,915	28
AptarGroup	3,296	241
Arch Chemicals	2,356	71
Balchem	1,712	31
Bowater (b)	4,940	108
Brush Engineered Metals (a) (b)	1,909	92
Buckeye Technologies (a)	3,161	40
Calgon Carbon (a) (b)	3,862	31
Cambrex	2,782	67
Caraustar Industries (a)	3,045	22
Century Aluminum (a) (b)	2,274	108
CF Industries Holdings	5,150	204
Chaparral Steel Company (b)	4,529	319
Chesapeake	1,950	29
Claymont Steel Holdings (a)	528	12
Cleveland-Cliffs (b)	4,098	284
Coeur D’Alene Mines (a) (b)	27,340	112
Compass Minerals International	2,775	95
Deltic Timber	1,002	50
Ferro	4,656	97
Georgia Gulf (b)	3,613	58
Gibraltar Industries	2,166	48
Glatfelter (b)	3,870	58
GrafTech International (a)	10,282	103
Graphic Packaging (a)	8,155	42
Greif, Class A	3,250	181
H.B. Fuller	5,785	148
Headwaters (a) (b)	4,159	90
Hecla Mining (a)	11,723	103
Hercules (a)	11,032	208
Innospec	1,322	71
Koppers Holdings	1,030	30
Mercer International (a)	2,654	33
Metal Management	2,529	122
Minerals Technologies	1,976	126
Myers Industries	3,041	68
Neenah Paper	1,153	44
NewMarket Group	1,694	80
NL Industries	909	11
NN	1,952	23
Olin (b)	7,112	122
Olympic Steel	865	29
OM Group (a)	2,884	151
Omnova Solutions (a)	4,280	22
Pioneer Companies (a)	1,473	43
PolyOne (a)	9,726	64
Quanex	3,714	160
Rock-Tenn, Class A	3,087	118
Rockwood Holdings (a)	3,128	96
Royal Gold (b)	1,904	56
RTI International Metals (a)	2,240	211
Ryerson Tull (b)	2,562	105
Schnitzer Steel Industries, Class A (b)	2,312	120
Schweitzer-Mauduit International	1,684	46
Sensient Technologies	4,500	118
Silgan Holdings (b)	2,353	135
Spartech	3,567	100
Steel Technologies	1,238	37
Stepan	370	11
Stillwater Mining (a) (b)	4,062	63
Symyx Technologies (a)	3,446	40
Terra Industries (a)	9,520	168
Texas Industries (b)	2,399	183
Tronox	4,269	59
US Concrete (a)	3,452	29
USEC (a) (b)	8,463	171
W.R. Grace & Company (a)	6,674	177
Wausau-Mosinee Paper	4,483	60
Wheeling-Pittsburgh (a)	912	22
Worthington Industries (b)	7,111	158
Zoltek Companies (a) (b)	1,675	51

		7,209

Telecommunication Services – 1.3%
Alaska Communications Systems Group	4,335	69
Atlantic Tele-Network	544	14
Cbeyond (a) (b)	1,599	56
Centennial Communications, Class A (a)	2,215	18
Cincinnati Bell (a) (b)	24,288	123
Cogent Communications Group (a)	2,167	55
Consolidated Communications Holdings	1,433	28
Covad Communications Group (a)	30,251	28
CT Communications	1,867	46
Dobson Communications, Class A (a) (b)	14,510	132
EMS Technologies (a)	1,566	29
Eschelon Telecom (a)	966	28
FairPoint Communications	2,705	51
Fibertower (a) (b)	11,671	53
General Communication, Class A (a)	5,258	75
GlobalStar (a) (b)	1,207	12
Golden Telecom	2,146	126
IDT (b)	4,603	51
InPhonic (a)	1,930	18
Iowa Telecommunication Services	3,081	63
iPCS (a)	1,539	77
North Pittsburgh	1,530	32
NTELOS Holdings (a)	1,463	29
Paetec Holding (a)	5,450	57
Premiere Global Services (a)	7,187	87
Shenandoah Telecommunications	740	33
SureWest Communications	1,545	39
Syniverse Holdings (a) (b)	2,334	24
Time Warner Telecom, Class A (a) (b)	14,078	289
USA Mobility	2,654	57
Vonage Holdings (a) (b)	3,234	10
Wireless Facilities (a) (b)	6,811	8

		1,817

First American Funds Semiannual Report 2007       27

Schedule of  Investments April 30, 2007 (unaudited), all dollars are rounded to thousands (000)

Small Cap Index Fund (continued)
DESCRIPTION	SHARES/PAR	VALUE

Utilities – 2.8%
Allete (b)	2,470	$120
American States Water	1,868	67
Aquila (a)	36,772	152
Avista	5,110	121
Black Hills (b)	3,270	130
California Water Service	1,881	73
Cascade Natural Gas	968	25
CH Energy Group	1,730	83
CLECO	5,422	152
Duquesne Light Holdings	8,016	160
El Paso Electric (a)	4,797	127
Empire District Electric (b)	2,984	74
EnergySouth	721	28
IDACORP	4,209	145
ITC Holdings	1,444	61
Laclede Group	2,348	74
MGE Energy	2,273	82
New Jersey Resources (b)	2,945	158
Nicor (b)	4,480	230
Northwest Natural Gas (b)	2,315	118
NorthWestern	3,492	123
Ormat Technologies (b)	751	27
Otter Tail (b)	2,898	99
Piedmont Natural Gas (b)	6,722	177
PNM Resources (b)	6,569	214
Portland General Electric	2,776	80
SJW	1,623	56
South Jersey Industries	3,095	122
Southwest Gas (b)	3,863	146
Southwest Water	2,261	31
UIL Holdings	2,504	85
UniSource Energy Holding	3,632	139
Westar Energy (b)	8,284	225
WGL Holdings (b)	4,200	142

		3,846

Total Common Stocks (Cost $90,597)		133,035

Warrants – 0.0%
Pegasus Wireless Warrants (b) (d) (Cost $0)	604	—

Short-Term Investments – 2.3%
Money Market Fund – 2.0%
First American Prime Obligations Fund, Class Z (e)	2,779,863	2,780

U.S. Treasury Obligation – 0.3%
U.S. Treasury Bill (f)
4.790%, 08/09/2007	$400	395

Total Short-Term Investments (Cost $3,175)		3,175
Investment Purchased with Proceeds from Securities Lending – 41.2%
Mount Vernon Securities Lending Prime Portfolio (e) (g)
(Cost $56,066)	56,066,195	56,066

Total Investments – 141.2% (Cost $149,838)		192,276

Other Assets and Liabilities, Net – (41.2)%		(56,137)

Total Net Assets – 100.0%		$136,139

(a)	Non-income producing security.

(b)	This security or a portion of this security is out on loan at April 30, 2007. Total loaned securities had a market value of $52,755 at April 30, 2007. See note 2 in Notes to Financial Statements.

(c)	Security is fair valued and illiquid. As of April 30, 2007, the fair value of these investments was $0 or 0.0% of total net assets. See note 2 in Notes to Financial Statements.

(d)	Security is considered illiquid and or restricted. As of April 30, 2007, the value of this investment was $0 or 0% of total net assets. See note 2 in Notes to Financial Statements.

(e)	Investment in affiliated security. As of April 30, 2007, the market value of these investments was $58,846 or 43.2% of total net assets. See note 3 in Notes to Financial Statements.

(f)	Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield as of April 30, 2007. See note 2 in Notes to Financial Statements.

(g)	The fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund. See note 2 in Notes to Financial Statements.

REIT –	Real Estate Investment Trust
Schedule of Open Futures Contracts

Number of
	Contracts	Notional
	Purchased	Contract	Settlement	Unrealized
Description	(Sold)	Value	Month	Appreciation

Russell 2000 Futures	7	$2,866	June 2007	$73

The accompanying notes are an integral part of the financial statements.
28      First American Funds Semiannual Report 2007

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Statements of  Assets and Liabilities April 30, 2007 (unaudited), all dollars and shares are rounded to thousands (000), except for per share data

	Equity	Mid Cap	Small Cap
	Index Fund	Index Fund	Index Fund

Investments in unaffiliated securities, at cost	$1,204,619	$253,419	$90,992
Investments in affiliated securities, at cost	30,644	4,921	2,780
Affiliated investment purchased with proceeds from securities lending, at cost (note 2)	493,368	152,650	56,066

ASSETS:
Investments in unaffiliated securities, at value* (note 2)	$2,045,861	$359,488	$133,430
Investments in affiliated securities, at value (note 2)	33,781	4,921	2,780
Affiliated investment purchased with proceeds from securities lending, at value (note 2)	493,368	152,650	56,066
Cash	1,100	—	—
Receivable for dividends and interest	1,864	236	110
Receivable for investment securities sold	—	28	181
Receivable for capital shares sold	672	129	49
Prepaid expenses and other assets	34	40	32

Total assets	2,576,680	517,492	192,648

LIABILITIES:
Bank overdraft	—	28	—
Payable upon return of securities loaned (note 2)	493,368	152,650	56,066
Payable for investment securities purchased	—	218	—
Payable for capital shares redeemed	2,054	335	280
Payable for variation margin	245	78	56
Payable to affiliates (note 3)	629	154	80
Payable for distribution and shareholder servicing fees	92	11	6
Accrued expenses and other liabilities	51	14	21

Total liabilities	496,439	153,488	56,509

Net assets	$2,080,241	$364,004	$136,139

COMPOSITION OF NET ASSETS:
Portfolio capital	$1,127,688	$240,876	$87,015
Undistributed (distributions in excess of) net investment income	(148)	78	25
Accumulated net realized gain on investments and futures contracts	107,491	16,688	6,588
Net unrealized appreciation of investments	844,379	106,069	42,438
Net unrealized appreciation of futures contracts	831	293	73

Net assets	$2,080,241	$364,004	$136,139

* Including securities loaned, at value	$472,926	$145,147	$52,755

Class A:
Net assets	$215,953	$17,119	$10,832
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	7,875	1,134	715
Net asset value, and redemption price per share	$27.42	$15.10	$15.15
Maximum offering price per share(1)	$29.02	$15.98	$16.03
Class B:
Net assets	$36,164	$2,374	$1,340
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	1,337	160	91
Net asset value, offering price, and redemption price per share(2)	$27.05	$14.80	$14.65
Class C:
Net assets	$20,211	$4,855	$2,897
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	743	327	196
Net asset value, offering price, and redemption price per share(2)	$27.22	$14.85	$14.80
Class R:
Net assets	$5,075	$5,069	$458
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	185	338	31
Net asset value, offering price, and redemption price per share	$27.39	$15.01	$14.95
Class Y:
Net assets	$1,802,838	$334,587	$120,612
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	65,763	22,140	7,961
Net asset value, offering price, and redemption price per share	$27.41	$15.11	$15.15

(1)	The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

(2)	Class B and C have a contingent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.
30      First American Funds Semiannual Report 2007

Statements of  Operations For the six-month period ended April 30, 2007 (unaudited), all dollars are rounded to thousands (000)

	Equity	Mid Cap	Small Cap
	Index Fund	Index Fund	Index Fund

INVESTMENT INCOME:
Dividends from unaffiliated securities	$19,359	$3,177	$841
Dividends from affiliated securities	894	390	124
Interest from unaffiliated securities	66	25	10
Securities lending income	268	99	115

Total investment income	20,587	3,691	1,090

EXPENSES (note 3):
Investment advisory fees	2,548	463	298
Administration fees	2,273	416	202
Transfer agent fees	203	59	58
Custodian fees	51	10	4
Professional fees	21	21	21
Registration fees	30	26	26
Postage and printing fees	41	7	3
Directors’ fees	8	11	11
Other expenses	23	16	18
Distribution and shareholder servicing fees – Class A	274	20	13
Distribution and shareholder servicing fees – Class B	199	13	7
Distribution and shareholder servicing fees – Class C	100	23	14
Distribution and shareholder servicing fees – Class R	10	11	1

Total expenses	5,781	1,096	676

Less: Fee waivers (note 3)	(1,414)	(95)	(206)
Less: Indirect payments from custodian (note 3)	(2)	(1)	(1)

Total net expenses	4,365	1,000	469

Investment income – net	16,222	2,691	621

REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FUTURES CONTRACTS – NET (note 6):
Net realized gain on unaffiliated investments	361	16,676	6,980
Net realized gain on affiliated investments	93	—	—
Net realized gain on in-kind distribution (note 8)	121,979	—	—
Net realized gain on futures contracts	2,497	1,470	420
Net change in unrealized appreciation or depreciation of unaffiliated investments	23,315	20,824	2,017
Net change in unrealized appreciation or depreciation of affiliated investments	(526)	—	—
Net change in unrealized appreciation or depreciation of futures contracts	239	(29)	(25)

Net gain on investments and futures contracts	147,958	38,941	9,392

Net increase in net assets resulting from operations	$164,180	$41,632	$10,013

First American Funds Semiannual Report 2007       31

Statements of  Changes in Net Assets all dollars are rounded to thousands (000)

	Equity		Mid Cap		Small Cap
	Index Fund		Index Fund		Index Fund

	Six-Month		Six-Month		Six-Month
	Period Ended		Period Ended		Period Ended
	4/30/07	Year Ended	4/30/07	Year Ended	4/30/07	Year Ended
	(unaudited)	10/31/06	(unaudited)	10/31/06	(unaudited)	10/31/06

OPERATIONS:
Investment income – net	$16,222	$33,848	$2,691	$3,641	$621	$1,084
Net realized gain on unaffiliated investments	361	47,833	16,676	16,650	6,980	19,061
Net realized gain on affiliated investments	93	394	—	—	—	—
Net realized gain on in-kind distribution	121,979	—	—	—	—	—
Net realized gain (loss) on futures contracts	2,497	1,901	1,470	(149)	420	115
Net change in unrealized appreciation or depreciation of unaffiliated investments	23,315	241,470	20,824	24,440	2,017	8,715
Net change in unrealized appreciation or depreciation of affiliated investments	(526)	1,034	—	—	—	—
Net change in unrealized appreciation or depreciation of futures contracts	239	29	(29)	333	(25)	91

Net increase in net assets resulting from operations	164,180	326,509	41,632	44,915	10,013	29,066

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(1,518)	(3,188)	(96)	(118)	(31)	(65)
Class B	(149)	(338)	(5)	(3)	— (1)	— (1)
Class C	(74)	(153)	(11)	(5)	(1)	(1)
Class R	(24)	(26)	(27)	(3)	(1)	(1)
Class Y	(14,605)	(30,181)	(2,474)	(3,558)	(563)	(1,226)
Net realized gain on investments:
Class A	(2,670)	—	(684)	(865)	(1,272)	(306)
Class B	(488)	—	(118)	(215)	(166)	(45)
Class C	(235)	—	(207)	(203)	(336)	(71)
Class R	(42)	—	(197)	(7)	(37)	(5)
Class Y	(20,073)	—	(15,634)	(20,352)	(17,014)	(4,372)

Total distributions	(39,878)	(33,886)	(19,453)	(25,329)	(19,421)	(6,092)

CAPITAL SHARE TRANSACTIONS (note 5):
Class A:
Proceeds from sales	26,968	41,039	3,627	4,721	1,067	2,728
Reinvestment of distributions	3,728	2,685	735	948	1,226	366
Payments for redemptions	(57,602)	(80,483)	(3,006)	(6,088)	(1,476)	(4,016)

Increase (decrease) in net assets from Class A transactions	(26,906)	(36,759)	1,356	(419)	817	(922)

Class B:
Proceeds from sales	775	1,830	77	226	202	267
Reinvestment of distributions	611	327	120	210	161	42
Payments for redemptions (note 3)	(10,879)	(21,365)	(635)	(1,406)	(271)	(668)

Increase (decrease) in net assets from Class B transactions	(9,493)	(19,208)	(438)	(970)	92	(359)

Class C:
Proceeds from sales	1,016	1,467	419	1,893	273	1,234
Reinvestment of distributions	283	145	197	190	297	68
Payments for redemptions (note 3)	(3,017)	(8,052)	(360)	(1,365)	(160)	(1,040)

Increase (decrease) in net assets from Class C transactions	(1,718)	(6,440)	256	718	410	262

Class R:
Proceeds from sales	1,920	2,111	1,063	3,997	167	264
Reinvestment of distributions	66	26	224	9	38	6
Payments for redemptions	(606)	(753)	(522)	(130)	(12)	(38)

Increase in net assets from Class R transactions	1,380	1,384	765	3,876	193	232

Class Y:
Proceeds from sales	172,510	279,571	33,410	46,865	15,088	25,574
Reinvestment of distributions	21,959	18,320	9,712	13,587	8,900	3,038
Payments for redemptions	(434,094)	(496,343)	(62,624)	(87,249)	(30,669)	(67,311)

Decrease in net assets from Class Y transactions	(239,625)	(198,452)	(19,502)	(26,797)	(6,681)	(38,699)

Decrease in net assets from capital share transactions	(276,362)	(259,475)	(17,563)	(23,592)	(5,169)	(39,486)

Total increase (decrease) in net assets	(152,060)	33,148	4,616	(4,006)	(14,577)	(16,512)
Net assets at beginning of period	2,232,301	2,199,153	359,388	363,394	150,716	167,228

Net assets at end of period	$2,080,241	$2,232,301	$364,004	$359,388	$136,139	$150,716

Undistributed (distributions in excess of) net investment income at end of period	$(148)	$—	$78	$—	$25	$—

(1)	Due to the presentation of the financial statements in thousands, the number rounds to zero.
The accompanying notes are an integral part of the financial statements.
32      First American Funds Semiannual Report 2007

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Financial Highlights  For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized	Distributions	Distributions			Net Asset
	Value	Net	Gains	from Net	from Net	Distributions		Value
	Beginning	Investment	(Losses) on	Investment	Realized	from Return		End of
	of Period	Income	Investments	Income	Gains	of Capital		Period

Equity Index Fund (1)
Class A
2007 (2)	$25.80	$0.18	$1.93	$(0.19)	$(0.30)	$—		$27.42
2006 (3)	22.59	0.33	3.21	(0.33)	—	—		25.80
2005 (4)	23.00	0.01	(0.40)	(0.02)	—	—	(7)	22.59
2005 (5)	20.91	0.34	2.09	(0.34)	—	—	(7)	23.00
2004 (5)	18.70	0.23	2.22	(0.24)	—	—	(7)	20.91
2003 (5)	15.31	0.21	3.38	(0.20)	—	—		18.70
2002 (5)	19.50	0.18	(4.19)	(0.18)	—	—		15.31
Class B
2007 (2)	$25.47	$0.09	$1.89	$(0.10)	$(0.30)	$—		$27.05
2006 (3)	22.31	0.15	3.17	(0.16)	—	—		25.47
2005 (4)	22.72	—	(0.40)	(0.01)	—	—	(7)	22.31
2005 (5)	20.66	0.18	2.06	(0.18)	—	—	(7)	22.72
2004 (5)	18.48	0.08	2.19	(0.09)	—	—	(7)	20.66
2003 (5)	15.13	0.08	3.35	(0.08)	—	—		18.48
2002 (5)	19.29	0.03	(4.15)	(0.04)	—	—		15.13
Class C
2007 (2)	$25.62	$0.08	$1.92	$(0.10)	$(0.30)	$—		$27.22
2006 (3)	22.44	0.15	3.19	(0.16)	—	—		25.62
2005 (4)	22.85	—	(0.40)	(0.01)	—	—	(7)	22.44
2005 (5)	20.78	0.18	2.07	(0.18)	—	—	(7)	22.85
2004 (5)	18.59	0.08	2.20	(0.09)	—	—	(7)	20.78
2003 (5)	15.23	0.08	3.36	(0.08)	—	—		18.59
2002 (5)	19.41	0.03	(4.17)	(0.04)	—	—		15.23
Class R (6)
2007 (2)	$25.77	$0.15	$1.93	$(0.16)	$(0.30)	$—		$27.39
2006 (3)	22.57	0.26	3.21	(0.27)	—	—		25.77
2005 (4)	22.98	0.01	(0.40)	(0.02)	—	—	(7)	22.57
2005 (5)	20.91	0.26	2.11	(0.30)	—	—	(7)	22.98
2004 (5)	18.70	0.23	2.20	(0.22)	—	—	(7)	20.91
2003 (5)	15.30	0.21	3.39	(0.20)	—	—		18.70
2002 (5)	19.50	0.18	(4.20)	(0.18)	—	—		15.30
Class Y
2007 (2)	$25.79	$0.22	$1.92	$(0.22)	$(0.30)	$—		$27.41
2006 (3)	22.58	0.39	3.21	(0.39)	—	—		25.79
2005 (4)	22.99	0.02	(0.41)	(0.02)	—	—	(7)	22.58
2005 (5)	20.91	0.40	2.08	(0.40)	—	—	(7)	22.99
2004 (5)	18.69	0.29	2.22	(0.29)	—	—	(7)	20.91
2003 (5)	15.30	0.25	3.38	(0.24)	—	—		18.69
2002 (5)	19.49	0.23	(4.19)	(0.23)	—	—		15.30

(1)	Per share data calculated using average shares outstanding method.

(2)	For the six-month period ended April 30, 2007 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

(3)	For the period November 1 to October 31 in the year indicated.

(4)	For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund’s fiscal year-end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

(5)	For the period October 1 to September 30 in the year indicated.

(6)	Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

(7)	Includes a tax return of capital of less than $0.01.

(8)	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
The accompanying notes are an integral part of the financial statements.
34      First American Funds Semiannual Report 2007

					Ratio of Net
			Ratio of Net	Ratio of	Investment
			Investment	Expenses to	Income (Loss)
		Ratio of	Income	Average	to Average
	Net Assets	Expenses to	(Loss) to	Net Assets	Net Assets	Portfolio
Total	End of	Average	Average	(Excluding	(Excluding	Turnover
Return (8)	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

8.25%	$215,953	0.62%	1.40%	0.76%	1.26%	1%
15.76	229,185	0.62	1.36	0.77	1.21	3
(1.70)	234,629	0.62	0.69	0.79	0.52	—
11.69	238,379	0.62	1.53	0.79	1.36	4
13.12	234,349	0.62	1.13	0.79	0.96	1
23.58	158,324	0.62	1.22	0.80	1.04	1
(20.75)	139,007	0.62	0.91	0.80	0.73	8

7.83%	$36,164	1.37%	0.67%	1.51%	0.53%	1%
14.94	43,369	1.37	0.63	1.52	0.48	3
(1.78)	56,097	1.37	(0.06)	1.54	(0.23)	—
10.86	58,857	1.37	0.79	1.54	0.62	4
12.31	69,828	1.37	0.38	1.54	0.21	1
22.72	71,624	1.37	0.47	1.55	0.29	1
(21.40)	66,835	1.37	0.16	1.55	(0.02)	8

7.87%	$20,211	1.37%	0.65%	1.51%	0.51%	1%
14.93	20,714	1.37	0.62	1.52	0.47	3
(1.78)	24,195	1.37	(0.05)	1.54	(0.22)	—
10.84	26,258	1.37	0.79	1.54	0.62	4
12.28	30,111	1.37	0.38	1.54	0.21	1
22.65	31,330	1.37	0.47	1.55	0.29	1
(21.38)	21,637	1.37	0.16	1.55	(0.02)	8

8.14%	$5,075	0.87%	1.11%	1.01%	0.97%	1%
15.47	3,419	0.87	1.08	1.15	0.80	3
(1.72)	1,715	0.87	0.44	1.19	0.12	—
11.38	1,663	0.87	1.14	1.19	0.82	4
13.00	333	0.62	1.13	0.79	0.96	1
23.66	52,925	0.62	1.22	0.80	1.04	1
(20.79)	42,964	0.62	0.93	0.80	0.75	8

8.39%	$1,802,838	0.37%	1.65%	0.51%	1.51%	1%
16.07	1,935,614	0.37	1.61	0.52	1.46	3
(1.69)	1,882,517	0.37	0.94	0.54	0.77	—
11.92	1,940,567	0.37	1.78	0.54	1.61	4
13.45	1,979,198	0.37	1.38	0.54	1.21	1
23.89	1,771,795	0.37	1.46	0.55	1.28	1
(20.56)	1,135,653	0.37	1.16	0.55	0.98	8

First American Funds Semiannual Report 2007       35

Financial Highlights  For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized	Distributions	Distributions	Net Asset
	Value	Net	Gains	from Net	from Net	Value
	Beginning	Investment	(Losses) on	Investment	Realized	End of
	of Period	Income (Loss)	Investments	Income	Gains	Period

Mid Cap Index Fund (1)
Class A
2007 (2)	$14.25	$0.09	$1.51	$(0.09)	$(0.66)	$15.10
2006 (3)	13.52	0.11	1.55	(0.11)	(0.82)	14.25
2005 (4)	13.82	—	(0.30)	—	—	13.52
2005 (5)	11.84	0.09	2.40	(0.09)	(0.42)	13.82
2004 (5)	10.36	0.05	1.67	(0.05)	(0.19)	11.84
2003 (5)	8.51	0.04	2.08	(0.04)	(0.23)	10.36
2002 (5)	9.38	0.04	(0.49)	(0.04)	(0.38)	8.51
Class B
2007 (2)	$13.98	$0.04	$1.47	$(0.03)	$(0.66)	$14.80
2006 (3)	13.28	—	1.53	(0.01)	(0.82)	13.98
2005 (4)	13.59	(0.01)	(0.30)	—	—	13.28
2005 (5)	11.67	(0.01)	2.37	(0.02)	(0.42)	13.59
2004 (5)	10.25	(0.03)	1.64	—	(0.19)	11.67
2003 (5)	8.44	(0.03)	2.07	—	(0.23)	10.25
2002 (5)	9.33	(0.03)	(0.48)	—	(0.38)	8.44
Class C
2007 (2)	$14.03	$0.03	$1.48	$(0.03)	$(0.66)	$14.85
2006 (3)	13.32	—	1.55	(0.02)	(0.82)	14.03
2005 (4)	13.63	(0.01)	(0.30)	—	—	13.32
2005 (5)	11.70	(0.01)	2.38	(0.02)	(0.42)	13.63
2004 (5)	10.28	(0.03)	1.64	—	(0.19)	11.70
2003 (5)	8.47	(0.03)	2.07	—	(0.23)	10.28
2002 (5)	9.38	(0.02)	(0.51)	—	(0.38)	8.47
Class R (6)
2007 (2)	$14.19	$0.07	$1.49	$(0.08)	$(0.66)	$15.01
2006 (3)	13.48	0.07	1.55	(0.09)	(0.82)	14.19
2005 (4)	13.78	—	(0.30)	—	—	13.48
2005 (5)	11.83	0.04	2.41	(0.08)	(0.42)	13.78
2004 (5)	10.36	0.06	1.65	(0.05)	(0.19)	11.83
2003 (5)	8.50	0.04	2.09	(0.04)	(0.23)	10.36
2002 (5)	9.38	0.04	(0.50)	(0.04)	(0.38)	8.50
Class Y
2007 (2)	$14.27	$0.11	$1.49	$(0.10)	$(0.66)	$15.11
2006 (3)	13.53	0.15	1.56	(0.15)	(0.82)	14.27
2005 (4)	13.83	0.01	(0.31)	—	—	13.53
2005 (5)	11.84	0.12	2.41	(0.12)	(0.42)	13.83
2004 (5)	10.37	0.08	1.66	(0.08)	(0.19)	11.84
2003 (5)	8.51	0.06	2.09	(0.06)	(0.23)	10.37
2002 (5)	9.38	0.06	(0.49)	(0.06)	(0.38)	8.51

(1)	Per share data calculated using average shares outstanding method.

(2)	For the six months ended April 30, 2007 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

(3)	For the period November 1 to October 31 in the year indicated.

(4)	For the period October 1, 2005 to October 31, 2005. Effective in 2005, the fund’s fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

(5)	For the period October 1 to September 30 in the year indicated.

(6)	Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

(7)	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
The accompanying notes are an integral part of the financial statements.
36      First American Funds Semiannual Report 2007

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses to	Income (Loss)
		Ratio of	Investment	Average	to Average
	Net Assets	Expenses to	Income (Loss)	Net Assets	Net Assets	Portfolio
Total	End of	Average	to Average	(Excluding	(Excluding	Turnover
Return (7)	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

11.64%	$17,119	0.75%	1.21%	0.80%	1.16%	6%
12.70	14,722	0.75	0.77	0.81	0.71	7
(2.17)	14,318	0.75	0.26	0.80	0.21	1
21.43	14,827	0.75	0.68	0.82	0.61	15
16.80	11,987	0.75	0.47	0.80	0.42	14
25.45	5,332	0.75	0.45	0.84	0.36	23
(5.45)	3,581	0.75	0.37	0.83	0.29	19
11.20%	$2,374	1.50%	0.49%	1.55%	0.44%	6%
11.87	2,678	1.50	0.03	1.56	(0.03)	7
(2.28)	3,485	1.50	(0.49)	1.55	(0.54)	1
20.57	3,546	1.50	(0.08)	1.57	(0.15)	15
15.88	3,133	1.50	(0.27)	1.55	(0.32)	14
24.63	2,419	1.50	(0.30)	1.59	(0.39)	23
(6.07)	1,475	1.50	(0.37)	1.58	(0.45)	19
11.20%	$4,855	1.50%	0.47%	1.55%	0.42%	6%
11.96	4,320	1.50	0.02	1.56	(0.04)	7
(2.27)	3,388	1.50	(0.49)	1.55	(0.54)	1
20.60	3,533	1.50	(0.08)	1.57	(0.15)	15
15.83	2,653	1.50	(0.27)	1.55	(0.32)	14
24.55	1,756	1.50	(0.30)	1.59	(0.39)	23
(6.22)	795	1.50	(0.37)	1.58	(0.45)	19
11.45%	$5,069	1.00%	0.97%	1.05%	0.92%	6%
12.40	4,032	1.00	0.47	1.17	0.30	7
(2.18)	131	1.00	0.01	1.20	(0.19)	1
21.09	122	1.00	0.28	1.22	0.06	15
16.62	1	0.75	0.49	0.80	0.44	14
25.60	4,134	0.75	0.46	0.84	0.37	23
(5.56)	3,393	0.75	0.37	0.83	0.29	19
11.69%	$334,587	0.50%	1.47%	0.55%	1.42%	6%
13.05	333,636	0.50	1.03	0.56	0.97	7
(2.17)	342,072	0.50	0.51	0.55	0.46	1
21.82	353,354	0.50	0.92	0.57	0.85	15
16.97	313,403	0.50	0.73	0.55	0.68	14
25.86	239,174	0.50	0.71	0.59	0.62	23
(5.23)	198,545	0.50	0.63	0.58	0.55	19

First American Funds Semiannual Report 2007       37

Financial Highlights  For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized	Distributions	Distributions	Net Asset
	Value	Net	Gains	from Net	from Net	Value
	Beginning	Investment	(Losses) on	Investment	Realized	End of
	of Period	Income (Loss)	Investments	Income	Gains	Period

Small Cap Index Fund (1)
Class A
2007 (2)	$16.23	$0.05	$0.92	$(0.04)	$(2.01)	$15.15
2006 (3)	14.12	0.07	2.56	(0.10)	(0.42)	16.23
2005 (4)	14.57	—	(0.45)	—	—	14.12
2005 (5)	13.38	0.07	2.17	(0.06)	(0.99)	14.57
2004 (5)	11.47	0.04	1.98	(0.03)	(0.08)	13.38
2003 (5)	8.55	0.04	2.92	(0.04)	—	11.47
2002 (5)	9.68	0.05	(1.13)	(0.05)	—	8.55
Class B
2007 (2)	$15.77	$(0.01)	$0.90	$—	$(2.01)	$14.65
2006 (3)	13.76	(0.04)	2.48	(0.01)	(0.42)	15.77
2005 (4)	14.21	(0.01)	(0.44)	—	—	13.76
2005 (5)	13.15	(0.03)	2.08	—	(0.99)	14.21
2004 (5)	11.33	(0.06)	1.96	—	(0.08)	13.15
2003 (5)	8.47	(0.03)	2.90	(0.01)	—	11.33
2002 (5)	9.63	(0.03)	(1.13)	—	—	8.47
Class C
2007 (2)	$15.92	$(0.01)	$0.90	$—	$(2.01)	$14.80
2006 (3)	13.88	(0.04)	2.51	(0.01)	(0.42)	15.92
2005 (4)	14.34	(0.01)	(0.45)	—	—	13.88
2005 (5)	13.26	(0.03)	2.10	—	(0.99)	14.34
2004 (5)	11.43	(0.06)	1.97	—	(0.08)	13.26
2003 (5)	8.54	(0.03)	2.93	(0.01)	—	11.43
2002 (5)	9.68	(0.03)	(1.11)	—	—	8.54
Class R (6)
2007 (2)	$16.04	$0.03	$0.92	$(0.03)	$(2.01)	$14.95
2006 (3)	13.97	0.03	2.53	(0.07)	(0.42)	16.04
2005 (4)	14.43	—	(0.46)	—	—	13.97
2005 (5)	13.31	0.04	2.11	(0.04)	(0.99)	14.43
2004 (5)	11.41	0.03	1.97	(0.02)	(0.08)	13.31
2003 (5)	8.52	0.05	2.88	(0.04)	—	11.41
2002 (5)	9.64	0.05	(1.12)	(0.05)	—	8.52
Class Y
2007 (2)	$16.23	$0.07	$0.92	$(0.06)	$(2.01)	$15.15
2006 (3)	14.12	0.11	2.55	(0.13)	(0.42)	16.23
2005 (4)	14.57	0.01	(0.46)	—	—	14.12
2005 (5)	13.43	0.11	2.12	(0.10)	(0.99)	14.57
2004 (5)	11.51	0.07	1.99	(0.06)	(0.08)	13.43
2003 (5)	8.57	0.07	2.94	(0.07)	—	11.51
2002 (5)	9.70	0.07	(1.13)	(0.07)	—	8.57

(1)	Per share data calculated using average shares outstanding method.

(2)	For the six-month period ended April 30, 2007 (unaudited). All ratios for the period have been annualized, except per share data.

(3)	For the period November 1 to October 31 in the year indicated.

(4)	For the period October 1, 2005 to October 31, 2005. Effective in 2005, the fund’s fiscal year-end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

(5)	For the period October 1 to September 30 in the year indicated.

(6)	Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

(7)	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
The accompanying notes are an integral part of the financial statements.
38      First American Funds Semiannual Report 2007

					Ratio of Net
			Ratio of Net	Ratio of	Investment
			Investment	Expenses to	Income (Loss)
		Ratio of	Income	Average	to Average
	Net Assets	Expenses to	(Loss) to	Net Assets	Net Assets	Portfolio
Total	End of	Average	Average	(Excluding	(Excluding	Turnover
Return (7)	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

6.46%	$10,832	0.83%	0.62%	1.11%	0.34%	2%
19.02	10,639	0.83	0.47	1.08	0.22	17
(3.09)	10,067	0.83	0.27	1.01	0.09	—
17.08	10,323	0.90	0.53	1.03	0.40	23
17.71	8,749	0.93	0.30	1.02	0.21	25
34.77	3,480	0.93	0.42	1.05	0.30	41
(11.28)	1,908	0.93	0.46	1.09	0.30	49

6.09%	$1,340	1.58%	(0.12)%	1.86%	(0.40)%	2%
18.07	1,333	1.58	(0.28)	1.83	(0.53)	17
(3.17)	1,498	1.58	(0.48)	1.76	(0.66)	—
15.82	1,555	1.65	(0.23)	1.78	(0.36)	23
16.83	1,494	1.68	(0.46)	1.77	(0.55)	25
33.87	993	1.68	(0.33)	1.80	(0.45)	41
(12.03)	424	1.68	(0.29)	1.84	(0.45)	49

6.04%	$2,897	1.58%	(0.13)%	1.86%	(0.41)%	2%
18.15	2,662	1.58	(0.28)	1.83	(0.53)	17
(3.21)	2,068	1.58	(0.48)	1.76	(0.66)	—
15.84	2,256	1.65	(0.23)	1.78	(0.36)	23
16.77	1,939	1.68	(0.46)	1.77	(0.55)	25
33.94	1,268	1.68	(0.33)	1.80	(0.45)	41
(11.72)	447	1.68	(0.26)	1.84	(0.42)	49

6.38%	$458	1.08%	0.36%	1.36%	0.08%	2%
18.75	280	1.08	0.23	1.47	(0.16)	17
(3.19)	23	1.08	0.02	1.41	(0.31)	—
16.45	11	1.15	0.30	1.43	0.02	23
17.65	1	0.93	0.24	0.99	0.18	25
34.54	3,210	0.93	0.52	1.05	0.40	41
(11.26)	13,576	0.93	0.42	1.09	0.26	49

6.60%	$120,612	0.58%	0.88%	0.86%	0.60%	2%
19.32	135,802	0.58	0.72	0.83	0.47	17
(3.09)	153,572	0.58	0.52	0.76	0.34	—
16.93	164,156	0.65	0.78	0.78	0.65	23
18.02	156,411	0.68	0.54	0.77	0.45	25
35.23	119,102	0.68	0.68	0.80	0.56	41
(11.09)	94,749	0.68	0.68	0.84	0.52	49

First American Funds Semiannual Report 2007       39

Notes to  Financial Statements  (unaudited as of April 30, 2007), all dollars and shares are rounded to thousands (000)

1 >	Organization

The Equity Index Fund, Mid Cap Index Fund, and Small Cap Index Fund (each a “fund” and collectively, the “funds”) are mutual funds offered by First American Investment Funds, Inc. (“FAIF”) which is a member of the First American Family of Funds. As of April 30, 2007, FAIF offered 39 funds, including the funds listed above. FAIF is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. FAIF’s articles of incorporation permit the funds’ board of directors to create additional funds in the future. The Equity Index Fund, Mid Cap Index Fund, and Small Cap Index Fund are each diversified open-end management investment companies.

FAIF offers Class A, Class B, Class C, Class R, and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares are subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Class C shares may be subject to a contingent deferred sales charge for 12 months and will not convert to Class A shares. Class R shares have no sales charge and are offered only through certain tax-deferred retirement plans. Class Y shares have no sales charge and are offered only to qualifying institutional investors and certain other qualifying accounts.

The funds’ prospectus provides descriptions of each fund’s investment objective, principal investment strategies, and principal risks. All classes of shares have identical voting, dividend, liquidation, and other rights, and the same terms and conditions, except that certain fees, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to that class’s servicing or distribution arrangements.

2 >	Summary of Significant Accounting Policies

The significant accounting policies followed by the funds are as follows:

SECURITY VALUATIONS – Security valuations for the funds’ investments are furnished by an independent pricing service that has been approved by the funds’ board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the funds utilize the Nasdaq Official Closing Price which compares the last trade to the bid/ask range of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the funds’ board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. As of April 30, 2007, the Equity Index Fund, Mid Cap Index Fund, and Small Cap Index Fund had fair valued securities with a total market value of $0, $0, and $0 or 0.0%, 0.0%, and 0.0%, respectively, of total net assets for the fund. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Investments in open-end mutual funds are valued at their respective net asset values on the valuation date.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the funds record security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS – Distributions from net investment income are declared and paid quarterly for Mid Cap Index Fund and Small Cap Index Fund and monthly for Equity Index Fund. Distributions are payable in cash or reinvested in additional shares of the fund. Any net realized capital gains on sales of a fund’s securities are distributed to shareholders at least annually.
40      First American Funds Semiannual Report 2007

FEDERAL TAXES – Each fund is treated as a separate taxable entity. Each fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. These differences are primarily due to losses deferred from wash sales, the tax recognition of mark to market gains (losses) on open futures contracts, proceeds from securities litigation, and the sale of real estate investment trust securities (“REITs”). To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period in which the differences arise.

The tax character of distributions made during the six-month period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period or year in which the amounts are distributed may differ from the period or year that the income or realized gains (losses) are recorded by the fund. The distributions paid during the six-month period ended April 30, 2007 (estimated) and the fiscal year ended October 31, 2006, were as follows:

	April 30, 2007

	Ordinary	Long Term
Fund	Income	Gain	Total

Equity Index Fund	$16,370	$23,508	$39,878
Mid Cap Index Fund	2,613	16,840	19,453
Small Cap Index Fund	596	18,825	19,421

	October 31, 2006

	Ordinary	Long Term
Fund	Income	Gain	Total

Equity Index Fund	$33,446	$440	$33,886
Mid Cap Index Fund	4,985	20,344	25,329
Small Cap Index Fund	1,293	4,799	6,092

As of October 31, 2006, the funds’ most recently completed fiscal year-end, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed	Undistributed		Total
	Ordinary	Long Term	Unrealized	Accumulated
Fund	Income	Capital Gains	Appreciation	Earnings

Equity Index Fund	$—	$23,507	$804,744	$828,251
Mid Cap Index Fund	424	16,416	84,109	100,949
Small Cap Index Fund	765	18,059	39,708	58,532

The difference between book and tax basis unrealized appreciation (depreciation) is primarily due to the tax deferral of losses on wash sales and the amount of gain (loss) recognized for tax purposes due to mark-to-market adjustments on open futures contracts.

FUTURES TRANSACTIONS – In order to gain exposure to or protect against changes in the market, the funds may enter into S&P and Russell Index futures contracts and other stock index futures contracts. Upon entering into a futures contract, the fund is required to deposit cash or pledge U.S. government securities. The margin required for a futures contract is set by the exchange on which the contract is traded. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the fund each day (daily variation margin) and are recorded as unrealized gains (losses) until the contract is closed. When the contract is closed, the fund records a realized gain (loss) equal to the difference between the proceeds from (or cost of) the closing transaction and the fund’s basis in the contract.

The funds’ investment in stock index futures contracts is designed to maintain sufficient liquidity to meet redemption requests and to increase the level of fund assets devoted to replicating the composition of the S&P and Russell Indices while reducing transaction costs. Risks of entering into futures contracts, in general, include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a fund could lose more than the original margin deposit required to initiate a futures transaction. These contracts involve market risk in excess of the amount reflected in the fund’s statement of assets and liabilities. Unrealized gains (losses) on outstanding positions in futures contracts held at the close of the year will be recognized as capital gains (losses) for federal income tax purposes.

The funds’ outstanding futures contracts as of April 30, 2007, are disclosed in the Schedule of Investments.

ILLIQUID OR RESTRICTED SECURITIES – A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the
First American Funds Semiannual Report 2007       41

Notes to  Financial Statements  continued

security is valued by the fund. Illiquid securities may be valued under methods approved by the funds’ board of directors as reflecting fair value. Each fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, and may have contractual restrictions on resale. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on a fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the funds’ board of directors. At April 30, 2007, Equity Index Fund, Mid Cap Index Fund, and Small Cap Index Fund had investments in illiquid securities with a total value of $0, $0, and $0 or 0.0%, 0.0%, and 0.0%, respectively, of total net assets.

Information concerning illiquid securities, including restricted securities considered to be illiquid, is as follows:

Equity Index Fund	Shares	Dates Acquired	Cost Basis

Seagate Technology, Escrow Shares	45	11/00 to 11/02	$—

Mid Cap Index Fund	Shares		Date Acquired	Cost Basis

Travelcenters, Fractional Share	—	*	10/01	$—	*

Small Cap Index Fund	Shares		Dates Acquired	Cost Basis

FirstBank, Fractional Share	—	*	8/05	$—
Geo Group, Fractional Share	—	*	10/06	—	*
National Penn, Fractional Share	—	*	10/05	—	*
Pegasus Wireless, Warrants	604		8/06	—
Petrocorp, Escrow Shares	2		6/03 to 8/05	—
USB Holding Company, Fractional Share	—	*	8/05	—

*	Due to the presentation of the financial statements in thousands, the number rounds to zero.

SECURITIES LENDING – In order to generate additional income, each fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. Each fund’s policy is to receive collateral from the borrower in the form of cash, U.S. government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned. If the value of the securities on loan increases, additional collateral is received from the borrower. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially. FAF Advisors, Inc. (“FAF Advisors”) serves as the securities lending agent for the funds in transactions involving the lending of portfolio securities on behalf of the funds. FAF Advisors acts as the securities lending agent pursuant to, and subject to compliance with conditions contained in, an exemptive order issued by the Securities and Exchange Commission (“SEC”). FAF Advisors receives fees as a percentage of each fund’s net income from securities lending transactions. Effective January 23, 2007, collateral for securities on loan is invested in a money market fund administered by FAF Advisors and FAF Advisors receives an administration fee equal to 0.02% of such fund’s average daily net assets. Securities lending fees paid to FAF Advisors by the funds for the six-month period ended April 30, 2007, were as follows:

Fund	Amount

Equity Index Fund	$121
Mid Cap Index Fund	46
Small Cap Index Fund	53

Income from securities lending is recorded on the Statement of Operations as securities lending income net of fees paid to FAF Advisors.

SECURITY LITIGATION SETTLEMENTS – Income from settlement proceeds related to portfolio securities is recorded as an adjustment to realized or unrealized gains or losses. For the six-month period ended April 30, 2007, Equity Index Fund, Mid Cap Index Fund, and Small Cap Index Fund recorded $38, $16, and $24, respectively, as an adjustment to realized gains or losses for settlement proceeds related to securities no longer included in the portfolios.

EXPENSES – Expenses that are directly related to one of the funds are charged directly to that fund. Other operating expenses are allocated to the funds on several bases, including evenly across all funds, allocated based on relative net assets of all funds within the First American Family of Funds, or a combination of both methods. Class specific expenses, such as distribution fees and shareholder servicing fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a fund are allocated to each respective class in proportion to the relative net assets of each class.

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the SEC, the funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. The funds did not have any interfund lending transactions during the six-month period ended April 30, 2007.

DEFERRED COMPENSATION PLAN – Under a Deferred Compensation Plan (the “Plan”), non-interested directors of the First American Family of Funds may participate and elect to defer receipt of part or all of their annual
42      First American Funds Semiannual Report 2007

compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of open-end First American Funds, preselected by each director. All amounts in the Plan are 100% vested and accounts under the Plan are obligations of the funds. Deferred amounts remain in the funds until distributed in accordance with the Plan.

USE OF ESTIMATES IN PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3 >	Fees and Expenses

INVESTMENT ADVISORY FEES – Pursuant to an investment advisory agreement (the “Agreement”), FAF Advisors manages each fund’s assets and furnishes related office facilities, equipment, research, and personnel. The Agreement requires each fund to pay FAF Advisors a monthly fee based upon average daily net assets. The annual fee for Equity Index Fund, Mid Cap Index Fund, and Small Cap Index Fund is 0.25%, 0.25%, and 0.40%, respectively. FAF Advisors has agreed to waive fees and reimburse other fund expenses through February 29, 2008, so that total fund operating expenses, as a percentage of average daily net assets, do not exceed the following amounts:

	Share Class

Fund	A	B	C	R	Y

Equity Index Fund	0.62%	1.37%	1.37%	0.87%	0.37%
Mid Cap Index Fund	0.75	1.50	1.50	1.00	0.50
Small Cap Index Fund	0.83	1.58	1.58	1.08	0.58

The funds may invest in related money market funds that are series of First American Funds, Inc., subject to certain limitations. In order to avoid the payment of duplicative investment advisory fees to FAF Advisors, which acts as the investment advisor to both the investing funds and the related money market funds, FAF Advisors will reimburse each investing fund an amount equal to that portion of FAF Advisors’ investment advisory fee received from the related money market funds that is attributable to the assets of the investing fund. For financial statement purposes, these reimbursements are recorded as investment income.

ADMINISTRATION FEES – FAF Advisors serves as the funds’ administrator pursuant to an administration agreement between FAF Advisors and the funds. U.S. Bancorp Fund Services, LLC (“USBFS”) serves as sub-administrator pursuant to a sub-administration agreement between USBFS and FAF Advisors. FAF Advisors is a subsidiary of U.S. Bank National Association (“U.S. Bank”). Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. Under the administration agreement, FAF Advisors is compensated to provide, or compensates other entities to provide, services to the funds. These services include various legal, oversight, administrative, and accounting services. The funds pay FAF Advisors administration fees, which are calculated daily and paid monthly, equal to each fund’s pro rata share of an amount equal, on a annual basis, to 0.25% of the aggregate average daily net assets of all open-end mutual funds in the First American Family of Funds up to $8 billion, 0.235% on the next $17 billion of the aggregate average daily net assets, 0.22% on the next $25 billion of the aggregate average daily net assets, and 0.20% of the aggregate average daily net assets in excess of $50 billion. All fees paid to the sub-administrator are paid from the administration fee. In addition to these fees, the funds may reimburse FAF Advisors and the sub-administrator for any out-of-pocket expenses incurred in providing administration services.

For the six-month period ended April 30, 2007, administration fees paid to FAF Advisors by the funds included in this semiannual report were as follows:

Fund	Amount

Equity Index Fund	$2,270
Mid Cap Index Fund	413
Small Cap Index Fund	166

TRANSFER AGENT FEES – USBFS serves as the funds’ transfer agent pursuant to a transfer agent agreement with FAIF. The funds are charged transfer agent fees on a per shareholder account basis, subject to a minimum fee per share class. These fees are charged to each fund based upon the number of accounts within that fund. In addition to these fees, the funds may reimburse USBFS for out-of-pocket expenses incurred in providing transfer agent services.

For the six-month period ended April 30, 2007, transfer agent fees paid to USBFS by the funds included in this semiannual report were as follows:

Fund	Amount

Equity Index Fund	$188
Mid Cap Index Fund	54
Small Cap Index Fund	54

CUSTODIAN FEES – U.S. Bank serves as the funds’ custodian pursuant to a custodian agreement with FAIF. The custodian fee charged for each fund is equal to an annual rate of 0.005% of average daily net assets. All fees are computed daily and paid monthly.

Under the custodian agreement, interest earned on uninvested cash balances is used to reduce a portion of each fund’s custodian expenses. These credits, if any, are disclosed as “Indirect payments from the custodian” in the Statement of Operations. Conversely, the custodian
First American Funds Semiannual Report 2007       43

Notes to  Financial Statements  continued

charges a fee for any cash overdrafts incurred, which will increase the fund’s custodian expenses. For the six-month period ended April 30, 2007, custodian fees for Equity Index Fund, Mid Cap Index Fund, and Small Cap Index Fund were increased by $0, $0*, and $0* as a result of overdrafts and decreased by $2, $1, and $1 as a result of interest earned, respectively.

* Rounds to zero.

DISTRIBUTION AND SHAREHOLDER SERVICING FEES – Quasar Distributors, LLC (“Quasar”), a subsidiary of U.S. Bancorp, serves as distributor of the funds pursuant to a distribution agreement with FAIF. Under the distribution agreement, and pursuant to a plan adopted by each fund under rule 12b-1 of the Investment Company Act, each fund pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25%, 1.00%, 1.00% and 0.50% of each fund’s average daily net assets attributable to Class A shares, Class B shares, Class C shares and Class R shares, respectively. Class Y shares pay no distribution or shareholder servicing fees. These fees may be used by Quasar to provide compensation for sales support, distribution activities, and/or shareholder servicing activities.

Under these distribution and shareholder servicing agreements, the following amounts were retained by affiliates of FAF Advisors for the six-month period ended April 30, 2007:

Fund	Amount

Equity Index Fund	$238
Mid Cap Index Fund	28
Small Cap Index Fund	17

OTHER FEES AND EXPENSES – In addition to the investment advisory fees, administration fees, transfer agent fees, custodian fees, and distribution and shareholder servicing fees, each fund is responsible for paying most other operating expenses including: legal, auditing, registration fees, postage and printing of shareholder reports, fees and expenses of independent directors, insurance, and other miscellaneous expenses. For the six-month period ended April 30, 2007, legal fees and expenses of $9 were paid to a law firm of which an Assistant Secretary of the funds is a partner.

CONTINGENT DEFERRED SALES CHARGES – A contingent deferred sales charge (“CDSC”) is imposed on redemptions made in Class B shares. The CDSC varies depending on the number of years from time of payment for the purchase of Class B shares until the redemption of such shares. Class B shares automatically convert to Class A shares after eight years.

CDSC as a Percentage
of Dollar Amount
Year Since Purchase	Subject to Charge

First	5.00%
Second	5.00
Third	4.00
Fourth	3.00
Fifth	2.00
Sixth	1.00
Seventh	—
Eighth	—

A CDSC of 1.00% is imposed on redemptions made in Class C shares for the first twelve months.

The CDSC for Class B shares and Class C shares is imposed on the value of the purchased shares or the value at the time of redemption, whichever is less.

For the six-month period ended April 30, 2007, total front-end sales charges and CDSCs retained by affiliates of FAF Advisors for distributing the funds’ shares were as follows:

Fund	Amount

Equity Index Fund	$97
Mid Cap Index Fund	13
Small Cap Index Fund	6

4 >	Investment in Common Stock of Affiliate

As disclosed in the Schedule of Investments, Equity Index Fund owns common stock issued by U.S. Bancorp. For the six-month period ended April 30, 2007, Equity Index Fund recorded a net realized gain from the sale of U.S. Bancorp common stock of $668 and $228 of dividend income from U.S. Bancorp common stock. At April 30, 2007, Equity Index Fund had an unrealized gain of $3,137 with respect to its investment in U.S. Bancorp common stock.
44      First American Funds Semiannual Report 2007

5 >	Capital Share Transactions

FAIF has 324 billion shares of $0.0001 par value capital stock authorized. Capital share transactions for the funds were as follows:

	Equity		Mid Cap		Small Cap
	Index Fund		Index Fund		Index Fund

	Six-Month		Six-Month		Six-Month
	Period	Year	Period	Year	Period	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	4/30/07	10/31/06	4/30/07	10/31/06	4/30/07	10/31/06

Class A:
Shares issued	1,020	1,707	255	338	70	177
Shares issued in lieu of cash distributions	141	111	52	70	84	25
Shares redeemed	(2,168)	(3,323)	(206)	(434)	(95)	(259)

Total Class A transactions	(1,007)	(1,505)	101	(26)	59	(57)

Class B:
Shares issued	30	78	5	16	13	18
Shares issued in lieu of cash distributions	23	14	9	16	11	3
Shares redeemed	(419)	(903)	(45)	(103)	(18)	(45)

Total Class B transactions	(366)	(811)	(31)	(71)	6	(24)

Class C:
Shares issued	38	62	30	139	19	84
Shares issued in lieu of cash distributions	11	6	14	14	21	5
Shares redeemed	(115)	(337)	(25)	(99)	(11)	(71)

Total Class C transactions	(66)	(269)	19	54	29	18

Class R:
Shares issued	73	87	74	283	12	18
Shares issued in lieu of cash distributions	2	1	16	—	3	—
Shares redeemed	(23)	(31)	(36)	(9)	(1)	(3)

Total Class R transactions	52	57	54	274	14	15

Class Y:
Shares issued	6,510	11,626	2,288	3,363	979	1,699
Shares issued in lieu of cash distributions	830	762	689	998	608	208
Shares redeemed	(16,617)	(20,707)	(4,223)	(6,256)	(1,994)	(4,415)

Total Class Y transactions	(9,277)	(8,319)	(1,246)	(1,895)	(407)	(2,508)

Net decrease in capital shares	(10,664)	(10,847)	(1,103)	(1,664)	(299)	(2,556)

Class B shares converted to Class A shares (reflected as Class A shares issued and Class B shares redeemed) during the six-month period ended April 30, 2007 and the fiscal year ended October 31, 2006, as follows:

	Six-Month
	Period Ended	Year Ended
Fund	4/30/07	10/31/06

Equity Index Fund	251	373
Mid Cap Index Fund	30	42
Small Cap Index Fund	2	2

6 >	Investment Security Transactions

During the six-month period ended April 30, 2007, purchases of securities and proceeds from sales of securities other than temporary investments in short-term securities, were as follows:

Fund	Purchases	Sales

Equity Index Fund	$25,657	$336,701
Mid Cap Index Fund	21,094	46,694
Small Cap Index Fund	2,268	25,827

The aggregate gross unrealized appreciation and depreciation of securities held by the funds and the total cost of securities (including cost of securities purchased with proceeds from securities lending) for federal income tax purposes at April 30, 2007, were as follows:

	Aggregate	Aggregate		Federal
	Gross	Gross		Income
Fund	Appreciation	Depreciation	Net	Tax Cost

Equity Index Fund	$943,858	$(99,479)	$844,379	$1,728,631
Mid Cap Index Fund	128,832	(22,763)	106,069	410,990
Small Cap Index Fund	49,928	(7,490)	42,438	149,838

7 >	Indemnifications

The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. However, the funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

8 >	Redemption-in-Kind Transaction

On November 1, 2006, the U.S. Bancorp Pension Plan redeemed $205,549 from the First American Equity Index Fund as a redemption-in-kind transaction. In this transaction, the fund distributed a proportionate amount of securities in the fund’s portfolio to the U.S. Bancorp Pension Plan. Remaining shareholders in the fund did not recognize any additional capital gains from the transactions.
First American Funds Semiannual Report 2007       45

Notes to  Financial Statements  continued

9 >	New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet a more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of that date. Recent Securities and Exchange Commission guidance allows implementing FIN 48 in fund net asset value calculations as late as the funds’ last net asset value calculation in the first required financial state reporting period. As a result, the funds will incorporate FIN 48 in its semiannual report on April 30, 2008.

In September 2006, FASB issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of April 30, 2007, the fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period.
46      First American Funds Semiannual Report 2007

 NOTICE TO SHAREHOLDERS April 30, 2007 (unaudited)
HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge upon request by calling 800.677.FUND; (2) at firstamericanfunds.com; and (3) on the U.S. Securities and Exchange Commission’s website at www.sec.gov.
FORM N-Q HOLDINGS INFORMATION

Each fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The funds’ Forms N-Q are available (1) without charge upon request by calling 800.677.FUND and (2) on the U.S. Securities and Exchange Commission’s website at www.sec.gov. In addition, you may review and copy the funds’ Forms N-Q at the Commission’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.
First American Funds Semiannual Report 2007       47

Board of Directors First American Investment Funds, Inc.

Virginia Stringer

Chairperson of First American Investment Funds, Inc.
Governance Consultant; former Owner and President of Strategic Management
Resources, Inc.

Benjamin Field III

Director of First American Investment Funds, Inc.
Retired; former Senior Financial Advisor, Senior Vice President,
Chief Financial Officer, and Treasurer of Bemis Company, Inc.

Roger Gibson

Director of First American Investment Funds, Inc.
Director of Charterhouse Group, Inc.

Victoria Herget

Director of First American Investment Funds, Inc.
Investment Consultant; former Managing Director of Zurich Scudder Investments

John Kayser

Director of First American Investment Funds, Inc.
Retired; former Principal, Chief Financial Officer, and Chief Administrative Officer of
William Blair & Company, LLC

Leonard Kedrowski

Director of First American Investment Funds, Inc.
Owner and President of Executive and Management Consulting, Inc.

Richard Riederer

Director of First American Investment Funds, Inc.
Owner and CEO of RKR Consultants, Inc.

Joseph Strauss

Director of First American Investment Funds, Inc.
Owner and President of Strauss Management Company

James Wade

Director of First American Investment Funds, Inc.
Owner and President of Jim Wade Homes

First American Investment Funds’ Board of Directors is comprised entirely of independent directors.

Direct fund correspondence to:
First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund’s portfolio.

This report is for the information of shareholders of the First American Investment Funds, Inc. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the funds. Read the prospectus carefully before investing.

The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.
INVESTMENT ADVISOR

FAF Advisors, Inc.
800 Nicollet Mall
Minneapolis, Minnesota 55402
ADMINISTRATOR

FAF Advisors, Inc.
800 Nicollet Mall
Minneapolis, Minnesota 55402
TRANSFER AGENT

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
CUSTODIAN

U.S. Bank National Association
60 Livingston Avenue
St. Paul, Minnesota 55101
DISTRIBUTOR

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
220 South Sixth Street
Suite 1400
Minneapolis, Minnesota 55402
COUNSEL

Dorsey & Whitney LLP
50 South Sixth Street
Suite 1500
Minneapolis, Minnesota 55402

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330
In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.
0042-07 6/2007 SAR-INDEX

First American Funds.

2007 Semiannual Report

EFINING CORPORATIO

Stock Funds

Mutual fund investing involves risk; principal loss is possible.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

First American Funds Online

@ firstamericanfunds.com

Visit the First American Funds website for useful information on each of our funds, including fund prices, performance, fund management bios, dividends, and downloadable fact sheets.

Online features and functionality include:

-	The ability to deepen your understanding of the fund family by learning about the full range of investment choices available to you through First American Funds

-	The ability to educate yourself through market and investment strategy commentaries
We stand behind our commitment to serve you with excellence. For more information, call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.
First American Funds Semiannual Report 2007       1

Holdings Summaries
Real Estate Securities Fund
Top 10 Holdings as of April 30, 20071 (% of net assets)

Simon Property Group	7.5%
Vornado Realty Trust	5.4
Prologis	4.5
Archstone-Smith Trust	4.2
Host Marriott	4.2
Boston Properties	4.0
General Growth Properties	3.7
Public Storage	3.7
Avalonbay Communities	3.6
SL Green Realty	3.1
Sector Allocation as of April 30, 20071 (% of net assets)

Apartments	17.4%
Office	16.3
Malls	14.8
Hotels	11.1
Community Centers	10.4
Industrials	9.9
Healthcare	6.8
Diversified	6.2
Self Storage	4.3
Net Lease	1.5
Real Estate Service Provider	1.0
Manufactured Homes	0.5
Short-Term Investment	0.1
Other Assets & Liabilities, Net[2]	(0.3)

100.0%
International Fund
Top 10 Holdings as of April 30, 20071  (% of net assets)

Total	4.0%
HSBC	3.3
Eni	2.9
UBS	2.7
Tesco	2.3
Vodafone	2.3
GlaxoSmithKline	2.2
Nestle	2.1
Roche	2.0
Axa	1.9
Country Allocation as of April 30, 20071 (% of net assets)

Great Britain	21.1%
Japan	19.0
France	15.9
Switzerland	12.9
Italy	5.6
Germany	4.7
Hong Kong	4.6
Netherlands	4.1
Brazil	2.7
Spain	2.4
Belgium	2.0
Finland	1.6
Australia	1.5
Sweden	1.4
Ireland	0.8
South Korea	0.7
Mexico	0.4
Other Assets & Liabilities, Net[2]	(1.4)

100.0%

[1]	Fund holdings and sector or country allocations are subject to change at any time and are not recommendations to buy or sell any security.

[2]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.
2      First American Funds Semiannual Report 2007

International Select Fund
Top 10 Holdings as of April 30, 20071 (% of net assets)

State Street GA Prime Fund	17.5%
Samsung Electronics, ADR	1.4
Nestle	1.3
Unicredito Italiano	1.1
Kookmin Bank, ADR	1.0
Novartis	1.0
Allianz	0.9
WPP Group	0.9
Vodafone Group, ADR	0.9
Diageo	0.9
Country Allocation as of April 30, 20071 (% of net assets)

Great Britain	13.0%
Japan	11.4
Switzerland	6.1
France	5.6
Italy	4.9
Germany	4.9
South Korea	4.5
Brazil	4.4
Netherlands	2.8
Taiwan	2.2
Canada	1.8
India	1.8
Spain	1.8
South Africa	1.8
Sweden	1.6
China	1.5
Australia	1.5
Mexico	1.4
Israel	1.2
Hong Kong	1.1
Indonesia	0.9
Egypt	0.9
Finland	0.8
Denmark	0.8
Austria	0.7
Singapore	0.7
Luxembourg	0.7
Turkey	0.7
Ireland	0.5
Greece	0.5
Russia	0.5
Thailand	0.5
Norway	0.4
Hungary	0.4
Philippines	0.4
Portugal	0.3
Bahrain	0.1
Short-Term Investments	17.9
Other Assets & Liabilities, Net[2]	(3.0)

100.0%

[1]	Fund holdings and country allocations are subject to change at any time and are not recommendations to buy or sell any security.

[2]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.
First American Funds Semiannual Report 2007       3

Holdings Summaries continued
Small Cap Growth Opportunities Fund
Top 10 Holdings as of April 30, 20071 (% of net assets)

First American Prime Obligations Fund, Class Z	4.0%
Emulex	3.0
Conn’s	2.4
American Medical Systems	2.0
PMC-Sierra	1.9
Quest Software	1.9
Integra LifeSciences	1.9
Avocent	1.7
Texas Roadhouse, Class A	1.6
New York & Company	1.6
Sector Allocation as of April 30, 20071 (% of net assets)

Information Technology	26.0%
Healthcare	19.1
Industrials	18.8
Consumer Discretionary	16.1
Financials	8.2
Energy	6.4
Consumer Staples	2.4
Short-Term Investment	4.0
Other Assets & Liabilities, Net[2]	(1.0)

100.0%
Small Cap Select Fund
Top 10 Holdings as of April 30, 20071 (% of net assets)

First American Prime Obligations Fund, Class Z	4.0%
Pediatrix Medical Group	2.0
Nautilus	1.8
Emulex	1.7
East West Bancorp	1.7
Entegris	1.7
AirTran Holdings	1.7
AMETEK	1.6
WESCO International	1.6
SonoSite	1.5
Sector Allocation as of April 30, 20071 (% of net assets)

Information Technology	19.6%
Financials	17.5
Industrials	16.7
Healthcare	14.8
Consumer Discretionary	14.4
Energy	6.0
Materials	3.5
Consumer Staples	2.8
Investment Company	0.7
Telecommunication Services	0.7
Utilities	0.4
Short-Term Investment	4.0
Other Assets & Liabilities, Net[2]	(1.1)

100.0%
Small Cap Value Fund
Top 10 Holdings as of April 30, 20071 (% of net assets)

First American Prime Obligations Fund, Class Z	2.9%
Emulex	1.5
El Paso Electric	1.5
BISYS Group	1.4
Commercial Metals	1.4
Men’s Wearhouse	1.4
AMETEK	1.4
Sciele Pharma	1.4
Regal-Beloit	1.3
Newcastle Investment	1.3
Sector Allocation as of April 30, 20071 (% of net assets)

Financials	29.6%
Consumer Discretionary	14.4
Information Technology	13.7
Industrials	13.1
Healthcare	8.1
Materials	6.6
Utilities	5.3
Energy	4.4
Consumer Staples	3.0
Short-Term Investment	2.9
Other Assets & Liabilities, Net[2]	(1.1)

100.0%

[1]	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

[2]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.
4      First American Funds Semiannual Report 2007

Small-Mid Cap Core Fund
Top 10 Holdings as of April 30, 20071 (% of net assets)

PMI Group	3.0%
Emulex	2.8
Intersil, Class A	2.7
Albemarle	2.6
NutriSystem	2.5
Republic Services	2.3
AMETEK	2.2
WESCO International	2.2
ESCO Technologies	2.2
Ambac Financial Group	2.0
Sector Allocation as of April 30, 20071 (% of net assets)

Industrials	21.5%
Financials	18.5
Information Technology	16.4
Consumer Discretionary	14.4
Healthcare	9.8
Energy	6.1
Materials	4.4
Utilities	3.6
Consumer Staples	3.1
Short-Term Investment	0.7
Other Assets & Liabilities, Net[2]	1.5

100.0%
Mid Cap Growth Opportunities Fund
Top 10 Holdings as of April 30, 20071 (% of net assets)

Thermo Fisher Scientific	3.4%
American Tower, Class A	2.8
Precision Castparts	2.5
Autodesk	2.3
Scientific Games, Class A	2.1
Abercrombie & Fitch, Class A	2.1
NII Holdings, Class B	2.1
NVIDIA	2.0
Nordstrom	1.9
Paychex	1.8
Sector Allocation as of April 30, 20071 (% of net assets)

Information Technology	22.7%
Consumer Discretionary	18.2
Industrials	16.9
Healthcare	14.7
Financials	10.1
Energy	7.7
Telecommunication Services	5.9
Consumer Staples	1.9
Materials	1.0
Short-Term Investment	0.8
Other Assets & Liabilities, Net[2]	0.1

100.0%
Mid Cap Value Fund
Top 10 Holdings as of April 30, 20071 (% of net assets)

First American Prime Obligations Fund, Class Z	2.6%
CIT Group	2.4
Electronic Data Systems	2.3
Supervalu	2.2
Owens-Illinois	2.2
Corn Products International	2.1
Freeport-McMoRan Copper & Gold, Class B	2.1
Ambac Financial Group	2.1
Entergy	2.0
Marshall & Ilsley	2.0
Sector Allocation as of April 30, 20071 (% of net assets)

Financials	23.8%
Consumer Discretionary	14.1
Industrials	10.7
Utilities	9.9
Materials	9.8
Consumer Staples	9.6
Information Technology	9.5
Energy	6.1
Healthcare	3.0
Telecommunication Services	1.2
Short-Term Investment	2.6
Other Assets & Liabilities, Net[2]	(0.3)

100.0%

[1]	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

[2]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.
First American Funds Semiannual Report 2007       5

Holdings Summaries continued
Large Cap Growth Opportunities Fund
Top 10 Holdings as of April 30, 20071 (% of net assets)

Microsoft	4.1%
Cisco Systems	3.7
Goldman Sachs Group	3.0
Intel	2.8
Target	2.7
First American Prime Obligation Fund, Class Z	2.3
Google, Class A	2.3
Boeing	2.2
Hewlett-Packard	2.2
United Technologies	2.2
Sector Allocation as of April 30, 20071 (% of net assets)

Information Technology	30.6%
Industrials	16.2
Consumer Discretionary	12.9
Healthcare	12.7
Financials	10.8
Consumer Staples	7.3
Energy	4.9
Telecommunication Services	2.2
Materials	1.4
Short-Term Investment	2.3
Other Assets & Liabilities, Net[2]	(1.3)

100.0%
Large Cap Select Fund
Top 10 Holdings as of April 30, 20071 (% of net assets)

American International Group	4.5%
Microsoft	3.8
Citigroup	3.6
Morgan Stanley	3.3
Cisco Systems	3.0
Wyeth Pharmaceuticals	2.7
PMI Group	2.7
Comcast, Class A	2.6
IBM	2.5
Oracle	2.5
Sector Allocation as of April 30, 20071 (% of net assets)

Financials	22.4%
Information Technology	22.3
Energy	10.9
Healthcare	9.5
Consumer Discretionary	8.8
Consumer Staples	8.8
Industrials	8.2
Materials	3.2
Telecommunication Services	3.0
Investment Company	2.4
Other Assets & Liabilities, Net[2]	0.5

100.0%
Large Cap Value Fund
Top 10 Holdings as of April 30, 20071 (% of net assets)

Exxon Mobil	4.6%
J.P. Morgan Chase	3.6
Pfizer	3.6
AT&T	3.5
Texas Instruments	3.1
Alcoa	2.7
Wachovia	2.5
Occidental Petroleum	2.5
Morgan Stanley	2.4
Wal-Mart Stores	2.4
Sector Allocation as of April 30, 20071 (% of net assets)

Financials	28.2%
Energy	13.7
Information Technology	10.4
Consumer Staples	9.5
Materials	7.9
Healthcare	7.5
Consumer Discretionary	7.2
Industrials	6.1
Telecommunication Services	5.3
Utilities	3.4
Short-Term Investment	1.0
Other Assets & Liabilities, Net[2]	(0.2)

100.0%

[1]	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

[2]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.
6      First American Funds Semiannual Report 2007

Balanced Fund
Top 10 Holdings as of April 30, 20071 (% of net assets)

U.S. Treasury Note, 2.625%, 05/15/2008	3.0%
iShares MSCI EAFE Index Fund	3.0
American International Group	2.2
Microsoft	1.9
Citigroup	1.8
Morgan Stanley	1.7
Cisco Systems	1.5
Wyeth Pharmaceuticals	1.4
PMI Group	1.3
Comcast, Class A	1.3
Portfolio Allocation as of April 30, 20071 (% of net assets)

Stocks	53.6%
Bonds	39.7
Investment Companies	4.5
Short-Term Investments	1.2
Other Assets & and Liabilities, Net[2]	1.0

100.0%
Equity Income Fund
Top 10 Holdings as of April 30, 20071 (% of net assets)

Exxon Mobil	3.7%
General Electric	3.6
Bank of America	3.4
AT&T	3.3
Wyeth Pharmaceuticals	3.2
American International Group	3.1
First American Prime Obligations Fund, Class Z	3.1
Citigroup	3.0
BP, ADR	2.9
Intel	2.8
Sector Allocation as of April 30, 20071 (% of net assets)

Financials	21.4%
Energy	12.1
Industrials	11.6
Healthcare	10.5
Information Technology	10.3
Consumer Staples	8.2
Telecommunication Services	8.1
Consumer Discretionary	7.3
Materials	3.7
Utilities	3.3
Convertible Corporate Bonds	0.6
Short-Term Investment	3.1
Other Assets & Liabilities, Net[2]	(0.2)

100.0%

[1]	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

[2]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.
First American Funds Semiannual Report 2007       7

Expense Examples
As a shareholder of one or more of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006, to April 30, 2007.
Actual Expenses
For each class of each fund, two lines are presented in the table below – the first line for each class provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular fund and class, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value in the fund and class divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your fund and class to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
For each class of each fund, the second line for each class provides information about hypothetical account values and hypothetical expenses based on the respective fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the tables for each class of each fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Real Estate Securities Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (11/01/06 to
	Value (11/01/06)	Value (4/30/07)	4/30/07)
Class A Actual[2]	$1,000.00	$1,062.30	$6.19

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,018.79	$6.06

Class B Actual[2]	$1,000.00	$1,058.50	$10.00

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,015.08	$9.79

Class C Actual[2]	$1,000.00	$1,058.60	$10.00

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,015.08	$9.79

Class R Actual[2]	$1,000.00	$1,060.90	$7.46

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.30

Class Y Actual[2]	$1,000.00	$1,063.70	$4.91

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,020.03	$4.81

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 1.21%, 1.96%, 1.96%, 1.46%, and 0.96% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/ 365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended April 30, 2007 of 6.23%, 5.85%, 5.86%, 6.09%, and 6.37% for Class A, Class B, Class C, Class R, and Class Y, respectively.
8      First American Funds Semiannual Report 2007

International Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (11/01/06 to
	Value (11/01/06)	Value (4/30/07)	4/30/07)
Class A Actual[2]	$1,000.00	$1,102.60	$7.77

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,017.41	$7.45

Class B Actual[2]	$1,000.00	$1,098.90	$11.66

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,013.69	$11.18

Class C Actual[2]	$1,000.00	$1,098.60	$11.66

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,013.69	$11.18

Class R Actual[2]	$1,000.00	$1,101.60	$9.07

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,016.17	$8.70

Class Y Actual[2]	$1,000.00	$1,103.80	$6.47

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,018.65	$6.21

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 1.49%, 2.24%, 2.24%, 1.74%, and 1.24% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended April 30, 2007 of 10.26%, 9.89%, 9.86%, 10.16%, and 10.38% for Class A, Class B, Class C, Class R, and Class Y, respectively.
International Select Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[3] (12/22/06 to
	Value (12/22/06)	Value (4/30/07)	4/30/07)
Class A Actual[4]	$1,000.00	$1,083.70	$5.53

Class A Hypothetical (5% return before expenses)	$$1,000.00	$1,012.50	$5.34

Class B Actual[4]	$1,000.00	$1,081.50	$8.30

Class B Hypothetical (5% return before expenses)	$$1,000.00	$1,009.83	$8.02

Class C Actual[4]	$1,000.00	$1,080.50	$8.30

Class C Hypothetical (5% return before expenses)	$$1,000.00	$1,009.83	$8.02

Class R Actual[4]	$1,000.00	$1,082.60	$6.45

Class R Hypothetical (5% return before expenses)	$$1,000.00	$1,011.61	$6.23

Class Y Actual[4]	$1,000.00	$1,084.70	$4.60

Class Y Hypothetical (5% return before expenses)	$$1,000.00	$1,013.39	$4.45

[3]	Expenses are equal to the fund’s annualized expense ratio for the period December 22, 2006 through April 30, 2007 of 1.49%, 2.24%, 2.24%, 1.74%, and 1.24% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days since inception/365 (to reflect the period since inception).

[4]	Based on the actual returns for the period December 22, 2006 through April 30, 2007 of 8.37%, 8.15%, 8.05%, 8.26%, and 8.47% for Class A, Class B, Class C, Class R, and Class Y, respectively.
First American Funds Semiannual Report 2007       9

Expense Examples (continued)
Small Cap Growth Opportunities Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (11/01/06 to
	Value (11/01/06)	Value (4/30/07)	4/30/07)
Class A Actual[2]	$1,000.00	$1,075.50	$7.56

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,017.50	$7.35

Class B Actual[2]	$1,000.00	$1,071.60	$11.40

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,013.79	$11.08

Class C Actual[2]	$1,000.00	$1,071.30	$11.40

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,013.79	$11.08

Class R Actual[2]	$1,000.00	$1,074.30	$8.85

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,016.27	$8.60

Class Y Actual[2]	$1,000.00	$1,077.00	$6.28

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,018.74	$6.11

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 1.47%, 2.22%, 2.22%, 1.72%, and 1.22% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended April 30, 2007 of 7.55%, 7.16%, 7.13%, 7.43%, and 7.70% for Class A, Class B, Class C, Class R, and Class Y, respectively.
Small Cap Select Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[3] (11/01/06 to
	Value (11/01/06)	Value (4/30/07)	4/30/07)
Class A Actual[4]	$1,000.00	$1,058.30	$6.28

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$6.16

Class B Actual[4]	$1,000.00	$1,054.00	$10.08

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,014.98	$9.89

Class C Actual[4]	$1,000.00	$1,053.30	$10.08

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,014.98	$9.89

Class R Actual[4]	$1,000.00	$1,056.00	$7.54

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,017.46	$7.40

Class Y Actual[4]	$1,000.00	$1,058.70	$5.00

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,019.93	$4.91

[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 1.23%, 1.98%, 1.98%, 1.48%, and 0.98% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[4]	Based on the actual returns for the six-month period ended April 30, 2007 of 5.83%, 5.40%, 5.33%, 5.60%, and 5.87% for Class A, Class B, Class C, Class R, and Class Y, respectively.
10      First American Funds Semiannual Report 2007

Small Cap Value Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (11/01/06 to
	Value (11/01/06)	Value (4/30/07)	4/30/07)
Class A Actual[2]	$$1,000.00	$1,046.50	$6.39

Class A Hypothetical (5% return before expenses)	$$1,000.00	$1,018.55	$6.31

Class B Actual[2]	$$1,000.00	$1,042.80	$10.18

Class B Hypothetical (5% return before expenses)	$$1,000.00	$1,014.83	$10.04

Class C Actual[2]	$$1,000.00	$1,042.70	$10.18

Class C Hypothetical (5% return before expenses)	$$1,000.00	$1,014.83	$10.04

Class R Actual[2]	$$1,000.00	$1,045.90	$7.66

Class R Hypothetical (5% return before expenses)	$$1,000.00	$1,017.31	$7.55

Class Y Actual[2]	$$1,000.00	$1,048.30	$5.13

Class Y Hypothetical (5% return before expenses)	$$1,000.00	$1,019.79	$5.06

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 1.26%, 2.01%, 2.01%, 1.51%, and 1.01% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended April 30, 2007 of 4.65%, 4.28%, 4.27%, 4.59%, and 4.83% for Class A, Class B, Class C, Class R, and Class Y, respectively.
Small-Mid Cap Core Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[3] (11/01/06 to
	Value (11/01/06)	Value (4/30/07)	4/30/07)
Class A Actual[4]	$1,000.00	$1,087.80	$7.30

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,017.80	$7.05

Class B Actual[4]	$1,000.00	$1,083.90	$11.16

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,014.08	$10.79

Class C Actual[4]	$1,000.00	$1,084.70	$11.16

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,014.08	$10.79

Class Y Actual[4]	$1,000.00	$1,090.00	$6.01

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,019.04	$5.81

[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 1.41%, 2.16%, 2.16%, and 1.16% for Class A, Class B, Class C, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[4]	Based on the actual returns for the six-month period ended April 30, 2007 of 8.78%, 8.39%, 8.47%, and 9.00% for Class A, Class B, Class C, and Class Y, respectively.
First American Funds Semiannual Report 2007       11

Expense Examples (continued)
Mid Cap Growth Opportunities Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (11/01/06 to
	Value (11/01/06)	Value (4/30/07)	4/30/07)
Class A Actual[2]	$1,000.00	$1,117.90	$6.41

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,018.74	$6.11

Class B Actual[2]	$1,000.00	$1,114.10	$10.33

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,015.03	$9.84

Class C Actual[2]	$1,000.00	$1,113.80	$10.32

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,015.03	$9.84

Class R Actual[2]	$1,000.00	$1,116.70	$7.71

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,017.50	$7.35

Class Y Actual[2]	$1,000.00	$1,119.40	$5.10

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,019.98	$4.86

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 1.22%, 1.97%, 1.97%, 1.47%, and 0.97% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended April 30, 2007 of 11.79%, 11.41%, 11.38%, 11.67%, and 11.94% for Class A, Class B, Class C, Class R, and Class Y, respectively.
Mid Cap Value Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[3] (11/01/06 to
	Value (11/01/06)	Value (4/30/07)	4/30/07)
Class A Actual[4]	$1,000.00	$1,103.50	$6.36

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,018.74	$6.11

Class B Actual[4]	$1,000.00	$1,099.60	$10.26

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,015.03	$9.84

Class C Actual[4]	$1,000.00	$1,099.70	$10.26

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,015.03	$9.84

Class R Actual[4]	$1,000.00	$1,102.30	$7.66

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,017.50	$7.35

Class Y Actual[4]	$1,000.00	$1,105.40	$5.06

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,019.98	$4.86

[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 1.22%, 1.97%, 1.97%, 1.47%, and 0.97% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[4]	Based on the actual returns for the six-month period ended April 30, 2007 of 10.35%, 9.96%, 9.97%, 10.23%, and 10.54% for Class A, Class B, Class C, Class R, and Class Y, respectively.
12      First American Funds Semiannual Report 2007

Large Cap Growth Opportunities Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (11/01/06 to
	Value (11/01/06)	Value (4/30/07)	4/30/07)
Class A Actual[2]	$1,000.00	$1,081.40	$6.14

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,018.89	$5.96

Class B Actual[2]	$1,000.00	$1,077.80	$9.99

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,015.17	$9.69

Class C Actual[2]	$1,000.00	$1,077.30	$9.99

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,015.17	$9.69

Class R Actual[2]	$1,000.00	$1,080.20	$7.43

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,017.65	$7.20

Class Y Actual[2]	$1,000.00	$1,082.80	$4.85

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,020.13	$4.71

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 1.19%, 1.94%, 1.94%, 1.44%, and 0.94% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended April 30, 2007 of 8.14%, 7.78%, 7.73%, 8.02%, and 8.28% for Class A, Class B, Class C, Class R, and Class Y, respectively.
Large Cap Select Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[3] (11/01/06 to
	Value (11/01/06)	Value (4/30/07)	4/30/07)
Class A Actual[4]	$1,000.00	$1,070.60	$6.11

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,018.89	$5.96

Class B Actual[4]	$1,000.00	$1,066.50	$9.94

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,015.17	$9.69

Class C Actual[4]	$1,000.00	$1,065.80	$9.94

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,015.17	$9.69

Class R Actual[4]	$1,000.00	$1,069.00	$7.39

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,017.65	$7.20

Class Y Actual[4]	$1,000.00	$1,071.70	$4.83

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,020.13	$4.71

[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 1.19%, 1.94%, 1.94%, 1.44%, and 0.94% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[4]	Based on the actual returns for the six-month period ended April 30, 2007 of 7.06%, 6.65%, 6.58%, 6.90%, and 7.17% for Class A, Class B, Class C, Class R, and Class Y, respectively.
First American Funds Semiannual Report 2007       13

Expense Examples (continued)
Large Cap Value Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (11/01/06 to
	Value (11/01/06)	Value (4/30/07)	4/30/07)
Class A Actual[2]	$$1,000.00	$$1,075.10	$$6.02

Class A Hypothetical (5% return before expenses)	$$1,000.00	$$1,018.99	$$5.86

Class B Actual[2]	$$1,000.00	$$1,070.80	$$9.86

Class B Hypothetical (5% return before expenses)	$$1,000.00	$$1,015.27	$$9.59

Class C Actual[2]	$$1,000.00	$$1,070.80	$$9.86

Class C Hypothetical (5% return before expenses)	$$1,000.00	$$1,015.27	$$9.59

Class R Actual[2]	$$1,000.00	$$1,073.60	$$7.30

Class R Hypothetical (5% return before expenses)	$$1,000.00	$$1,017.75	$$7.10

Class Y Actual[2]	$$1,000.00	$$1,076.20	$$4.74

Class Y Hypothetical (5% return before expenses)	$$1,000.00	$$1,020.23	$$4.61

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 1.17%, 1.92%, 1.92%, 1.42%, and 0.92% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended April 30, 2007 of 7.51%, 7.08%, 7.08%, 7.36%, and 7.62% for Class A, Class B, Class C, Class R, and Class Y, respectively.
Balanced Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[3] (11/01/06 to
	Value (11/01/06)	Value (4/30/07)	4/30/07)
Class A Actual[4]	$1,000.00	$1,057.20	$5.61

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,019.34	$5.51

Class B Actual[4]	$1,000.00	$1,052.60	$9.42

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,015.62	$9.25

Class C Actual[4]	$1,000.00	$1,053.20	$9.42

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,015.62	$9.25

Class R Actual[4]	$1,000.00	$1,057.30	$6.89

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,018.10	$6.76

Class Y Actual[4]	$1,000.00	$1,058.40	$4.34

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	$4.26

[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 1.10%, 1.85%, 1.85%, 1.35%, and 0.85% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[4]	Based on the actual returns for the six-month period ended April 30, 2007 of 5.72%, 5.26%, 5.32%, 5.73%, and 5.84% for Class A, Class B, Class C, Class R, and Class Y, respectively.
14      First American Funds Semiannual Report 2007

Equity Income Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (11/01/06 to
	Value (11/01/06)	Value (4/30/07)	4/30/07)
Class A Actual[2]	$1,000.00	$1,079.20	$6.03

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,018.99	$5.86

Class B Actual[2]	$1,000.00	$1,075.80	$9.88

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,015.27	$9.59

Class C Actual[2]	$1,000.00	$1,075.60	$9.88

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,015.27	$9.59

Class R Actual[2]	$1,000.00	$1,078.00	$7.32

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,017.75	$7.10

Class Y Actual[2]	$1,000.00	$1,081.20	$4.75

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,020.23	$4.61

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 1.17%, 1.92%, 1.92%, 1.42%, and 0.92% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended April 30, 2007 of 7.92%, 7.58%, 7.56%, 7.80%, and 8.12% for Class A, Class B, Class C, Class R, and Class Y, respectively.
First American Funds Semiannual Report 2007       15

Schedule of  Investments April 30, 2007 (unaudited), all dollars are rounded to thousands (000)

Real Estate Securities Fund
DESCRIPTION	SHARES	VALUE

Real Estate Common Stock (a) – 100.2%
Apartments – 17.4%
American Campus Communities (b) (c)	81,721	$2,502
Apartment Investment & Management (b) (c)	152,165	8,415
Archstone-Smith Trust (b) (c)	856,221	44,618
Avalonbay Communities (b) (c)	310,450	37,956
BRE Properties (b) (c)	260,423	15,636
Camden Property Trust (b) (c)	218,913	15,247
Equity Residential Properties Trust (b) (c)	676,809	31,424
Essex Property Trust (b) (c)	138,759	17,880
Home Properties (b) (c)	69,584	3,876
Mid-America Apartment Communities (b)	122,619	6,615

		184,169

Community Centers – 10.4%
Acadia Realty Trust (b)	77,345	2,079
Developers Diversified Realty (b) (c)	192,456	12,529
Equity One (b) (c)	127,113	3,550
Federal Realty Investment Trust (b) (c)	201,847	18,201
Kimco Realty (b) (c)	644,028	30,958
Kite Realty Group Trust (b)	121,856	2,437
Regency Centers (b)	337,094	27,777
Saul Centers (b) (c)	141,041	7,323
Weingarten Realty Investors (b) (c)	112,850	5,401

		110,255

Diversified – 6.2%
Cousins Properties (b) (c)	119,464	4,010
Florida East Coast Industries (c)	1,560	110
Forest City Enterprises, Class A	1,835	123
Vornado Realty Trust (b) (c)	478,761	56,795
Washington Real Estate Investment Trust (b)	126,178	4,777

		65,815

Healthcare – 6.8%
Brookdale Senior Living (c)	188,880	8,577
Capital Senior Living (c)	353,707	4,107
Cogdell Spencer (b)	498,897	10,322
Five Star Quality Care	355,420	3,913
Health Care Property Investors (b) (c)	543,210	19,224
Health Care REIT (b) (c)	54,922	2,485
Healthcare Realty Trust (b) (c)	9,420	321
Nationwide Health Properties (b) (c)	122,730	3,935
Universal Health Realty Income Trust (b)	27,440	966
Ventas (b) (c)	422,136	17,797

		71,647

Hotels – 11.1%
Ashford Hospitality Trust (b)	972,122	11,665
DiamondRock Hospitality (b) (c)	283,517	5,186
Gaylord Entertainment (c)	26,854	1,472
Highland Hospitality (b) (c)	201,681	3,842
Hilton Hotels (c)	213,862	7,271
Host Marriott (b) (c)	1,736,407	44,521
LaSalle Hotel Properties (b) (c)	141,906	6,589
Marriott International, Class A	633,974	28,662
Starwood Hotels & Resorts Worldwide	102,215	6,850
Strategic Hotels & Resorts (b)	57,507	1,245
Sunstone Hotel Investors (b) (c)	11,209	320

		117,623

Industrials – 9.9%
AMB Property (b)	266,111	16,209
DCT Industrial Trust (b) (c)	140,211	1,575
EastGroup Properties (b) (c)	487,645	24,436
First Potomac Realty Trust (b) (c)	323,971	8,362
Prologis (b) (c)	738,616	47,862
PS Business Parks (b)	92,851	6,397

		104,841

Malls – 14.8%
CBL & Associates Properties (b) (c)	22,971	1,044
General Growth Properties (b) (c)	617,419	39,422
Macerich (b) (c)	319,357	30,377
Simon Property Group (b) (c)	693,111	79,902
Taubman Centers (b)	99,755	5,592

		156,337

Manufactured Homes – 0.5%
American Land Lease (b)	34,792	896
Equity Lifestyle Properties (b) (c)	84,340	4,577

		5,473

Net Lease – 1.5%
National Retail Properties (b) (c)	317,690	7,608
Realty Income (b) (c)	285,836	7,975

		15,583

Office – 16.3%
Alexandria Real Estate Equities (b) (c)	32,211	3,410
BioMed Realty Trust (b) (c)	223,538	6,418
Boston Properties (b) (c)	363,012	42,676
Brookfield Properties (c)	515,957	21,190
Corporate Office Properties Trust (b) (c)	255,392	12,032
Digital Realty Trust (b)	178,495	7,220
Douglas Emmett (b)	240,017	6,252
Duke Realty (b) (c)	61,331	2,644
Highwoods Properties (b) (c)	81,623	3,329
Kilroy Realty (b) (c)	213,254	16,192
Liberty Property Trust (b) (c)	394,466	19,088
SL Green Realty (b) (c)	231,477	32,615

		173,066

Real Estate Service Provider – 1.0%
HFF, Inc. (d)	662,934	10,594

Self Storage – 4.3%
Extra Space Storage (b) (c)	162,230	3,035
Public Storage (b) (c)	415,079	38,735
Sovran Self Storage (b) (c)	28,874	1,596
U-Store-It Trust (b) (c)	144,252	2,656

		46,022

Total Real Estate Common Stock (Cost $827,782)		1,061,425

Private Real Estate Companies – 0.0%
Beacon Capital (d) (e) (f)	33,750	34
Newcastle Investment Holdings (d) (e) (f)	35,000	266

Total Private Real Estate Companies (Cost $588)		300

Short-Term Investment – 0.1%
First American Prime Obligations Fund, Class Z (g)
(Cost $975)	975,471	975

The accompanying notes are an integral part of the financial statements.
16      First American Funds Semiannual Report 2007

Real Estate Securities Fund (concluded)
DESCRIPTION	VALUE

Investment Purchased with Proceeds from Securities Lending – 41.4%
Mount Vernon Securities Lending Prime Portfolio (h)
(Cost $438,666)	$438,666

Total Investments – 141.7% (Cost $1,268,011)	1,501,366

Other Assets and Liabilities, Net – (41.7)%	(442,278)

Total Net Assets – 100.0%	$1,059,088

(a)	The fund is primarily invested in the Real Estate sector and therefore is subject to additional risks. See notes 1 and 6 in Notes to Financial Statements.

(b)	Real Estate Investment Trust. As of April 30, 2007, the market value of these investments was $968,556, or 91.5% of total net assets.

(c)	This security or a portion of this security is out on loan at April 30, 2007. Total loaned securities had a market value of $418,505 at April 30, 2007. See note 2 in Notes to Financial Statements.

(d)	Non-income producing security.

(e)	Security is considered illiquid or restricted. As of April 30, 2007, the value of these investments was $300 or 0.0% of total net assets. See note 2 in Notes to Financial Statements.

(f)	Security is fair valued. As of April 30, 2007, the value of these investments was $300 or 0.0% of total net assets. See note 2 in Notes to Financial Statements.

(g)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

(h)	The fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund receives collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund. See note 2 in Notes to Financial Statements.

REIT –	Real Estate Investment Trust
First American Funds Semiannual Report 2007       17

Statement of  Assets and Liabilities April 30, 2007 (unaudited), all dollars and shares are rounded to thousands (000), except for per share data

Real Estate
Securities Fund

Investments in unaffiliated securities, at cost	$828,370
Investment in affiliated money market fund, at cost	975
Affiliated investment purchased with proceeds from securities lending, at cost (note 2)	438,666

ASSETS:
Investments in unaffiliated securities, at value* (note 2)	$1,061,725
Investment in affiliated money market fund, at value (note 2)	975
Affiliated investment purchased with proceeds from securities lending, at value (note 2)	438,666
Receivable for dividends and interest	964
Receivable for investment securities sold	20,428
Receivable for capital shares sold	2,599
Prepaid expenses and other assets	47

Total assets	1,525,404

LIABILITIES:
Bank overdraft	800
Payable for investment securities purchased	23,297
Payable upon return of securities loaned (note 2)	438,666
Payable for capital shares redeemed	2,600
Payable to affiliates (note 3)	842
Payable for distribution and shareholder servicing fees	89
Accrued expenses and other liabilities	22

Total liabilities	466,316

Net assets	$1,059,088

COMPOSITION OF NET ASSETS:
Portfolio capital	$739,551
Distributions in excess of net investment income	(202)
Accumulated net realized gain on investments	86,384
Net unrealized appreciation of investments	233,355

Net assets	$1,059,088

* Including securities loaned, at value	$418,505

Class A:
Net assets	$259,181
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	10,149
Net asset value and redemption price per share	$25.54
Maximum offering price per share (1)	$27.03
Class B:
Net assets	$9,177
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	366
Net asset value, offering price, and redemption price per share (2)	$25.06
Class C:
Net assets	$23,325
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	927
Net asset value, offering price, and redemption price per share (2)	$25.15
Class R:
Net assets	$18,745
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	728
Net asset value, offering price, and redemption price per share	$25.76
Class Y:
Net assets	$748,660
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	29,076
Net asset value, offering price, and redemption price per share	$25.75

(1)	The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

(2)	Class B and C have a contingent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.
18      First American Funds Semiannual Report 2007

Statement of  Operations For the six-month period ended April 30, 2007 (unaudited), all dollars are rounded to thousands (000)

Real Estate
Securities Fund

INVESTMENT INCOME:
Dividends from affiliated money market fund	$343
Dividends from unaffiliated securities	10,898
Less: Foreign taxes withheld	(32)
Securities lending income	233

Total investment income	11,442

EXPENSES (note 3):
Investment advisory fees	3,722
Administration fees	1,191
Transfer agent fees	84
Custodian fees	28
Professional fees	21
Registration fees	35
Postage and printing fees	27
Directors’ fees	10
Other expenses	10
Distribution and shareholder servicing fees – Class A	320
Distribution and shareholder servicing fees – Class B	43
Distribution and shareholder servicing fees – Class C	90
Distribution and shareholder servicing fees – Class R	36

Total expenses	5,617

Less: Indirect payments from custodian (note 3)	(2)

Total net expenses	5,615

Investment income – net	5,827

REALIZED AND UNREALIZED GAINS ON INVESTMENTS – NET (note 5):
Net realized gain on investments	87,451
Net change in unrealized appreciation or depreciation of investments	(32,248)

Net gain on investments	55,203

Net increase in net assets resulting from operations	$61,030

First American Funds Semiannual Report 2007       19

Statement of  Changes in Net Assets all dollars are rounded to thousands (000)

	Real Estate
	Securities Fund

	Six-Month
	Period Ended
	4/30/07	Year Ended
	(unaudited)	10/31/06

OPERATIONS:
Investment income – net	$5,827	$17,379
Net realized gain on affiliated investments	—	755
Net realized gain on unaffiliated investments	87,451	98,123
Net change in unrealized appreciation or depreciation of investments	(32,248)	169,252

Net increase in net assets resulting from operations	61,030	285,509

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(1,403)	(4,468)
Class B	(31)	(98)
Class C	(81)	(122)
Class R	(86)	(80)
Class Y	(4,428)	(16,193)
Net realized gain on investments:
Class A	(21,330)	(16,449)
Class B	(722)	(526)
Class C	(1,281)	(558)
Class R	(931)	(24)
Class Y	(65,821)	(59,801)

Total distributions	(96,114)	(98,319)

CAPITAL SHARE TRANSACTIONS (note 4):
Class A:
Proceeds from sales	75,426	96,251
Reinvestment of distributions	20,701	20,510
Payments for redemptions	(55,918)	(64,650)

Increase in net assets from Class A transactions	40,209	52,111

Class B:
Proceeds from sales	2,537	2,324
Reinvestment of distributions	691	550
Payments for redemptions (note 3)	(1,006)	(1,261)

Increase in net assets from Class B transactions	2,222	1,613

Class C:
Proceeds from sales	13,021	6,990
Reinvestment of distributions	1,108	634
Payments for redemptions (note 3)	(2,276)	(1,722)

Increase in net assets from Class C transactions	11,853	5,902

Class R:
Proceeds from sales	13,682	9,837
Reinvestment of distributions	1,010	104
Payments for redemptions	(4,731)	(1,736)

Increase in net assets from Class R transactions	9,961	8,205

Class Y:
Proceeds from sales	112,133	184,391
Reinvestment of distributions	39,503	40,096
Payments for redemptions	(135,755)	(112,601)

Increase in net assets from Class Y transactions	15,881	111,886

Increase in net assets from capital share transactions	80,126	179,717

Total increase in net assets	45,042	366,907
Net assets at beginning of period	1,014,046	647,139

Net assets at end of period	$1,059,088	$1,014,046

Undistributed (distributions in excess of) net investment income at end of period	$(202)	$—

The accompanying notes are an integral part of the financial statements.
20      First American Funds Semiannual Report 2007

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Financial Highlights  For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized	Distributions	Distributions	Distributions
	Value	Net	Gains	from Net	from Net	from	Net Asset
	Beginning	Investment	(Losses) on	Investment	Realized	Return of	Value
	of Period	Income	Investments	Income	Gains	Capital	End of Period

Real Estate Securities Fund (1)
Class A
2007 (2)	$26.49	$0.12	$1.43	$(0.13)	$(2.37)	$—	$25.54
2006 (3)	21.42	0.47	7.77	(0.58)	(2.59)	—	26.49
2005 (4)	21.81	0.03	(0.42)	—	—	—	21.42
2005 (5)	18.62	0.69	4.47	(0.55)	(1.42)	—	21.81
2004 (5)	16.00	0.63	3.21	(0.62)	(0.60)	—	18.62
2003 (5)	13.68	0.69	2.65	(0.69)	(0.33)	—	16.00
2002 (5)	13.12	0.71	0.61	(0.69)	—	(0.07)	13.68
Class B
2007 (2)	$26.08	$0.02	$1.42	$(0.09)	$(2.37)	$—	$25.06
2006 (3)	21.14	0.29	7.66	(0.42)	(2.59)	—	26.08
2005 (4)	21.53	0.01	(0.40)	—	—	—	21.14
2005 (5)	18.41	0.54	4.40	(0.40)	(1.42)	—	21.53
2004 (5)	15.85	0.50	3.17	(0.51)	(0.60)	—	18.41
2003 (5)	13.55	0.57	2.64	(0.58)	(0.33)	—	15.85
2002 (5)	13.02	0.59	0.61	(0.60)	—	(0.07)	13.55
Class C
2007 (2)	$26.17	$0.01	$1.43	$(0.09)	$(2.37)	$—	$25.15
2006 (3)	21.21	0.28	7.70	(0.43)	(2.59)	—	26.17
2005 (4)	21.61	0.01	(0.41)	—	—	—	21.21
2005 (5)	18.47	0.54	4.42	(0.40)	(1.42)	—	21.61
2004 (5)	15.89	0.50	3.19	(0.51)	(0.60)	—	18.47
2003 (5)	13.62	0.59	2.62	(0.61)	(0.33)	—	15.89
2002 (5)	13.08	0.62	0.59	(0.60)	—	(0.07)	13.62
Class R(6)
2007 (2)	$26.72	$0.07	$1.46	$(0.12)	$(2.37)	$—	$25.76
2006 (3)	21.61	0.35	7.90	(0.55)	(2.59)	—	26.72
2005 (4)	22.00	0.02	(0.41)	—	—	—	21.61
2005 (5)	18.80	0.72	4.43	(0.53)	(1.42)	—	22.00
2004 (5)	16.00	0.61	3.24	(0.45)	(0.60)	—	18.80
2003 (5)	13.69	0.69	2.64	(0.69)	(0.33)	—	16.00
2002 (5)	13.12	0.70	0.62	(0.68)	—	(0.07)	13.69
Class Y
2007 (2)	$26.67	$0.16	$1.44	$(0.15)	$(2.37)	$—	$25.75
2006 (3)	21.54	0.53	7.82	(0.63)	(2.59)	—	26.67
2005 (4)	21.92	0.03	(0.41)	—	—	—	21.54
2005 (5)	18.71	0.74	4.49	(0.60)	(1.42)	—	21.92
2004 (5)	16.06	0.69	3.22	(0.66)	(0.60)	—	18.71
2003 (5)	13.73	0.73	2.66	(0.73)	(0.33)	—	16.06
2002 (5)	13.15	0.73	0.63	(0.71)	—	(0.07)	13.73

(1)	Per share data calculated using average shares outstanding method.

(2)	For the six-month period ended April 30, 2007 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

(3)	For the period November 1 to October 31 in the year indicated.

(4)	For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund’s fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

(5)	For the period October 1 to September 30 in the year indicated.

(6)	Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

(7)	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
The accompanying notes are an integral part of the financial statements.
22      First American Funds Semiannual Report 2007

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses to	Income to
		Ratio of	Investment	Average	Average
	Net Assets	Expenses to	Income	Net Assets	Net Assets	Portfolio
Total	End of	Average	to Average	(Excluding	(Excluding	Turnover
Return (7)	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

6.23%	$259,181	1.21%	0.94%	1.21%	0.94%	116%
43.25	228,186	1.23	2.06	1.23	2.06	161
(1.79)	133,339	1.23	1.48	1.23	1.48	11
28.99	135,745	1.23	3.43	1.25	3.41	118
24.98	86,996	1.23	3.63	1.26	3.60	127
25.92	35,754	1.23	4.82	1.28	4.77	69
10.07	15,422	1.23	5.06	1.32	4.97	99

5.85%	$9,177	1.96%	0.19%	1.96%	0.19%	116%
42.17	7,288	1.98	1.30	1.98	1.30	161
(1.81)	4,419	1.98	0.74	1.98	0.74	11
27.98	4,700	1.98	2.69	2.00	2.67	118
24.06	4,412	1.98	2.91	2.01	2.88	127
25.03	3,559	1.98	4.10	2.03	4.05	69
9.21	2,577	1.98	4.27	2.07	4.18	99
5.86%	$23,325	1.96%	0.11%	1.96%	0.11%	116%
42.16	12,281	1.98	1.25	1.98	1.25	161
(1.85)	4,669	1.98	0.75	1.98	0.75	11
28.00	4,954	1.98	2.68	2.00	2.66	118
24.12	4,247	1.98	2.92	2.01	2.89	127
24.88	3,229	1.98	4.12	2.03	4.07	69
9.27	986	1.98	4.43	2.07	4.34	99
6.09%	$18,745	1.46%	0.53%	1.46%	0.53%	116%
42.87	9,423	1.48	1.50	1.60	1.38	161
(1.77)	57	1.48	1.23	1.63	1.08	11
28.60	36	1.48	3.37	1.65	3.20	118
24.94	1	1.23	3.57	1.26	3.54	127
25.80	2,524	1.23	4.87	1.28	4.82	69
10.13	1,224	1.23	5.00	1.32	4.91	99
6.37%	$748,660	0.96%	1.19%	0.96%	1.19%	116%
43.58	756,868	0.98	2.31	0.98	2.31	161
(1.73)	504,655	0.98	1.74	0.98	1.74	11
29.25	525,196	0.98	3.66	1.00	3.64	118
25.33	414,544	0.98	3.95	1.01	3.92	127
26.19	194,933	0.98	5.13	1.03	5.08	69
10.40	120,091	0.98	5.27	1.07	5.18	99

First American Funds Semiannual Report 2007       23

Schedule of  Investments April 30, 2007 (unaudited), all dollars are rounded to thousands (000)

International Fund
DESCRIPTION	SHARES	VALUE

Common Stocks – 101.4%
Australia – 1.5%
BHP Billiton	1,052,000	$25,684

Belgium – 2.0%
Dexia (a)	570,000	18,591
Fortis	340,800	15,318

		33,909

Brazil – 2.7%
Companhia Vale do Rio Doce – ADR	691,062	28,064
Petroleo Brasileiro – ADR	178,125	18,032

		46,096

Finland – 1.6%
Nokia Oyj	1,104,770	27,869

France – 15.9%
Accor	182,000	17,143
Axa (a)	735,632	33,776
BNP Paribas (a)	272,089	31,565
Compagnie de Saint-Gobain (a)	307,000	32,781
Imerys (a) (b)	189,400	18,114
Lafarge (a)	166,700	27,063
Pernod-Ricard (a)	87,700	18,675
Sanofi-Aventis	304,700	27,891
Total (a) (b)	940,260	69,314

		276,322

Germany – 4.7%
BASF (a)	92,100	10,992
Deutsche Post	600,000	20,631
Linde	76,442	8,563
SAP (a)	269,000	12,923
Siemens	230,400	27,812

		80,921

Great Britain – 21.1%
Barclays	2,245,000	32,410
BG Group	1,284,965	18,516
British Land	430,000	12,560
Burberry Group	984,600	13,527
Centrica (b)	1,630,542	12,564
GlaxoSmithKline	1,325,000	38,217
ICAP	1,192,695	12,003
Kingfisher	3,210,521	17,384
Man Group (b)	1,141,700	12,784
Morrison Supermarket	2,947,700	17,980
Smith & Nephew	1,505,163	18,781
Standard Chartered	967,000	29,888
Tesco	4,358,800	40,082
Vodafone (b)	13,750,325	39,119
Wolseley	1,150,000	27,667
WPP Group (b)	1,485,503	21,995

		365,477

Hong Kong – 4.6%
Esprit Holdings	1,875,500	22,731
HSBC (a)	3,145,600	57,752

		80,483

Ireland – 0.8%
Bank of Ireland	650,000	13,951

Italy – 5.6%
Banca Intesa (a)	2,208,600	18,506
Eni (a)	1,530,800	50,767
Unicredito Italiano (a)	2,803,900	28,808

		98,081

Japan – 19.0%
Astellas Pharma	446,700	19,541
The Bank of Yokohama	1,783,000	13,053
Canon	393,300	22,066
Daikin Industries (a)	430,000	14,532
Hirose Electric (a)	78,000	9,477
Honda Motor	253,900	8,721
Mitsubishi UFJ Financial Group	2,651	27,576
Mitsubishi	1,083,500	23,096
Mitsui Fudosan	754,000	22,009
Mizuho Financial Group	1,627	9,791
Nidec (a)	248,000	15,646
Nippon Oil	925	7
Nissan Motor (a)	738,500	7,428
Nitto Denko (a)	290,200	12,808
Nomura Holdings	512,800	9,800
Seven & I Holdings (b)	545,600	15,733
Shin-Etsu Chemical	253,000	16,329
SMC	110,400	14,113
Sony	442,500	23,531
Sumitomo Mitsui Financial Group (a)	2,552	22,295
Sumitomo	1,297,200	22,217

		329,769

Mexico – 0.4%
Fomento Economico Mexicano – ADR	63,400	6,828

Netherlands – 4.1%
ING Group (a)	569,500	25,940
Philips Electronics (a)	447,000	18,357
Reed Elsevier (a)	762,124	14,325
Wolters Kluwer (a)	449,700	13,320

		71,942

South Korea – 0.7%
Samsung Electronics	20,830	12,739

Spain – 2.4%
Altadis (a)	270,000	17,629
Banco Bilbano Vizcaya Argentaria (a)	1,031,100	24,654

		42,283

Sweden – 1.4%
Ericsson (a)	6,546,500	25,015

Switzerland – 12.9%
ABB	791,700	15,820
Adecco (a)	247,600	17,025
Holcim (a)	190,000	20,353
Nestle (a)	90,560	35,850
Novartis	550,100	31,958
Roche	183,600	34,573
UBS (a) (b)	721,700	46,903
Zurich Financial Services (a)	71,800	20,834

		223,316

Total Common Stocks (Cost $1,216,502)		1,760,685

The accompanying notes are an integral part of the financial statements.
24      First American Funds Semiannual Report 2007

International Fund (concluded)
DESCRIPTION	SHARES	VALUE

Investment Purchased with Proceeds from Securities Lending (c) – 22.4%
State Street Navigator Prime Fund
(Cost $388,462)	388,462,139	$388,462

Total Investments – 123.8% (Cost $1,604,964)		2,149,147

Other Assets and Liabilities, Net – (23.8)%		(413,323)

Total Net Assets – 100.0%		$1,735,824

(a)	This security or a portion of this security is out on loan at April 30, 2007. Total loaned securities had a market value of $371,467 at April 30, 2007. See note 2 in Notes to Financial Statements.

(b)	Non-income producing security.

(c)	In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund receives collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested as noted in the schedule above. See note 2 in Notes to Financial Statements.

ADR –	American Depository Receipt
At April 30, 2007, sector diversification of the fund was as follows:

	% of
	Net Assets	Value

Financials*	31.2%	$540,767
Industrials	16.4	285,008
Consumer Discretionary	9.9	172,200
Healthcare	9.8	170,961
Materials	9.6	167,970
Consumer Staples	7.9	137,044
Information Technology	7.2	125,735
Energy	5.8	99,886
Telecommunication Services	2.3	39,119
Utilities	1.3	21,995

Total Foreign Common Stock	101.4	1,760,685

Total Investments Purchased with Proceeds from Securities Lending	22.4	388,462

Total Investments	123.8	2,149,147

Other Assets and Liabilities, Net	(23.8)	(413,323)

Net Assets	100.0%	$1,735,824

*	The fund is significantly invested in this sector and therefore is subject to additional risks. See note 6 in Notes to Financial Statements.
First American Funds Semiannual Report 2007       25

Schedule of  Investments April 30, 2007 (unaudited), all dollars are rounded to thousands (000)

International Select Fund
DESCRIPTION	SHARES	VALUE

Common Stocks – 85.1%
Australia – 1.5%
National Australia Bank	15,460	$549
Rio Tinto	18,157	1,240
Woodside Petroleum	30,536	993

		2,782

Austria – 0.7%
Erste Bank der Oesterreichischen Sparkassen	17,870	1,431

Bahrain – 0.1%
Investcorp Bank, ADR (a)	8,200	203

Brazil – 4.4%
AES Tiete	10,078,600	346
Banco Itau Holding Financeira, ADR	19,355	747
Bradespar (a)	9,151	306
Brasil Telecom, ADR	10,400	552
Cia Vale do Rio Doce	34,400	1,191
Companhia de Bebidas das Americas, ADR	13,908	795
CPFL Energia (a)	14,200	220
Iochpe Maxion (a)	20,600	226
JHSF Participacoes (a)	15,900	65
Klabin	143,400	442
Petroleo Brasileiro, ADR	15,532	1,572
Souza Cruz	19,199	424
Tam, ADR	13,500	347
Tele Norte Leste, ADR	26,040	426
Telemar Norte Lest (a)	16,400	385
Ultrapar, ADR	7,500	232

		8,276

Canada – 1.8%
Cameco	24,700	1,152
Manulife Financial	32,219	1,164
Patheon (a)	84,800	375
Suncor Energy	9,868	794

		3,485

China – 1.5%
China Petroleum & Chemical	880,000	767
CNOOC, ADR	4,600	393
Focus Media Holdings, ADR (a)	20,050	742
Foxconn International Holdings (a)	298,000	893

		2,795

Denmark – 0.8%
Vestas Wind System (a)	22,252	1,439

Egypt – 0.9%
Eastern Tobacco	5,511	404
Orascom Construction Industries (a)	13,172	761
Orascom Telecom Holdings (a)	36,100	494

		1,659

Finland – 0.8%
Nokia Oyj	36,250	914
Stora Enso, ADR	35,330	646

		1,560

France – 5.6%
Alcatel-Lucent, ADR	55,870	740
BNP Paribas	6,560	761
Carrefour	5,250	404
Electricite de France (a)	9,397	817
Iliad	9,237	935
L’oreal	9,020	1,079
LVMH Moet Hennessy Louis Vuitton	6,576	766
Sanofi-Aventis	9,850	902
Thales	13,450	817
Total (a)	18,300	1,349
Total, ADR	10,316	760
Vivendi Universal	31,000	1,279

		10,609

Germany – 4.9%
Adidas	13,772	819
Allianz	7,900	1,798
BASF	3,450	412
Deutsche Telekom	32,700	599
Eurocastle Investment (a)	7,430	392
Henkel KGAA	4,940	777
Metro	20,160	1,554
RWE	6,786	717
SAP, ADR	15,531	746
Siemens	6,240	753
Wachker Chemie (a)	3,898	709

		9,276

Great Britain – 13.0%
Arm Holdings	363,253	966
Autonomy (a)	60,475	902
BAE Systems	60,960	552
Barclays	80,664	1,164
BP, ADR	16,030	1,079
British Sky Broadcasting Group	69,392	795
Cadbury Schweppes	114,800	1,518
Carnival	15,212	766
Dawnay Day Treveria (a)	303,450	590
Diageo	79,490	1,676
GlaxoSmithKline	54,740	1,579
Kingfisher	257,280	1,393
Michael Page International	99,294	1,137
Northern Rock	33,425	715
Prudential	98,049	1,457
Reckitt Benckiser	13,793	755
Royal Bank of Scotland	31,625	1,211
Scottish & Southern Energy	17,690	529
Smith & Nephew	70,515	880
Standard Chartered	21,510	665
Tesco	89,705	825
Vodafone Group, ADR	60,050	1,725
WPP Group (a)	118,500	1,754

		24,633

Greece – 0.5%
National Bank of Greece, ADR	86,043	983

Hong Kong – 1.1%
Cheung Kong Holdings	37,590	487
China Netcom Group (a)	107,000	263
Esprit Holdings	113,100	1,371

		2,121

Hungary – 0.4%
Gedeon Richter	1,350	277
Mol Hungarian Oil	4,479	545

		822

India – 1.8%
Grasim Industries, ADR (a)	4,300	256
HDFC Bank, ADR	11,358	825
Infosys Technologies, ADR	18,893	989
Satyam Computer Services, ADR	21,100	525
State Bank of India, ADR	12,780	868

		3,463

The accompanying notes are an integral part of the financial statements.
26      First American Funds Semiannual Report 2007

International Select Fund (continued)
DESCRIPTION	SHARES	VALUE

Indonesia – 0.9%
Astra International	296,500	$466
Bank Mandiri Persero	1,882,000	628
Telekomunikasi Indonesia, ADR	7,900	363
United Tractors	384,500	330

		1,787

Ireland – 0.5%
Anglo Irish Bank (a)	46,170	1,038

Israel – 1.2%
Bank Hapoalim B.M.	134,300	701
Icl-israel Chem	70,596	539
Teva Pharmaceutical Industries, ADR	26,058	998

		2,238

Italy – 4.9%
Alleanza Assicurazioni	62,000	871
Ansaldo STS (a)	59,310	818
Arnoldo Mondadori Editore	70,000	771
Banco Popolare di Verona e Novara	15,010	501
Eni	29,550	980
Mediaset	96,350	1,089
Saipem	38,567	1,207
Telecom Italia	353,760	864
Unicredito Italiano	211,850	2,177

		9,278

Japan – 11.4%
Astellas Pharma	3,501	153
Daiwa House Industry	18,557	291
Daiwa Securities Group	46,030	513
Fuji Television Network	355	832
The Joyo Bank	160,804	986
Kose	31,484	877
Mid REIT (a)	76	424
Mitsui-Soko	72,881	523
New City Residence Investment (a)	62	352
NGK Insulators	63,000	1,375
Nidec	10,000	631
Nippon Commercial Investment (a)	77	391
Nippon Residential	65	418
Nipponkoa Insurance	152,390	1,268
Nitto Denko	19,000	839
Nomura Holdings	14,228	272
ORIX	3,860	1,029
Seven & I Holdings (a)	39,822	1,148
Sharp	37,000	679
SMC	8,500	1,087
Sugi Pharmacy	21,720	430
Sumitomo Bakelite	101,711	720
Sumitomo Forestry	39,475	408
Sumitomo Mitsui Financial Group	97	847
Sumitomo Trust & Banking	109,540	1,070
Suzuki Motor	22,732	646
Takeda Pharmaceutical	13,100	849
Toyota Motor	19,000	1,154
West Japan Railway	133	602
Yamada Denki	7,700	711

		21,525

Luxembourg – 0.7%
Millicom International Cellular, ADR (a)	15,762	1,281

Mexico – 1.4%
Cemex, ADR (a)	21,800	709
Desarrolladora Homex, ADR (a)	6,100	354
Fomento Economico Mexicano, ADR	2,100	226
Grupo Televisa, ADR	14,300	401
Kimberly-Clark de Mexico	56,800	251
Wal Mart de Mexico, ADR	17,743	698

		2,639

Netherlands – 2.8%
Corporate Express	56,283	756
Heineken	18,570	994
ING Group	26,720	1,217
Koninklijke Philips Electronics, ADR	21,584	886
Philips Electronics	15,460	635
Unilever NV CVA (a)	25,920	791

		5,279

Norway – 0.4%
Renewable Energy (a)	30,134	862

Philippines – 0.4%
Philippine Long Distance Telephone, ADR	13,600	726

Portugal – 0.3%
Energias de Portugal, ADR	9,920	555

Russia – 0.5%
Evraz Group (a)	7,200	254
Mobile Telesystems, ADR (a)	12,800	705

		959

Singapore – 0.7%
DBS Group Holdings	27,120	376
Keppel	70,000	979

		1,355

South Africa – 1.8%
Aquarius Platinum	12,100	359
Imperial Holdings (a)	30,648	689
Kumba Iron Ore (a)	27,000	585
Murray & Roberts Holdings (a)	39,300	337
Naspers	10,400	261
Sanlam (a)	73,100	245
Steinhoff International Holdings	140,500	495
Truworths International	67,300	372

		3,343

South Korea – 4.5%
AmorePacific (a)	46	30
Hite Brewery	4,110	578
Hyundai Motor, GDR	45,213	1,205
Kangwon Land	22,810	471
Kookmin Bank, ADR (a)	21,150	1,900
KT, ADR (a)	9,500	215
Lotte Shopping, GDR (a)(b)	22,600	425
Samsung Electronics, GDR (a)	8,372	2,575
Shinhan Financial Group, ADR (a)	8,800	987
Woongjin Coway	3,380	113

		8,499

Spain – 1.8%
Banco Bilbano Vizcaya Argentaria	53,544	1,280
Banco Santander Central Hispano	53,274	959
Telefonica	52,704	1,184

		3,423

Sweden – 1.6%
Ericsson	338,620	1,294
Nordea Bank	48,850	845
Oriflame Cosmetics (a)	17,500	918

		3,057

First American Funds Semiannual Report 2007       27

Schedule of  Investments April 30, 2007 (unaudited), all dollars are rounded to thousands (000)

International Select Fund (continued)
DESCRIPTION	SHARES/PAR	VALUE

Switzerland – 6.1%
ABB	56,198	$1,123
Clariant	37,490	620
Holcim	9,307	997
Nestle	6,409	2,537
Novartis	32,252	1,874
Roche	7,212	1,358
Syngenta	4,749	943
Synthes (a)	5,345	698
UBS (a)	21,522	1,399

		11,549

Taiwan – 2.2%
Advantech	88,000	259
Chinatrust Financial Holdings	764,000	599
Fubon Financial	517,000	449
Hon Hai Precision Industry	92,000	607
Novatek Microelectronics	79,000	388
Taiwan Semiconductor Manufacturing, ADR	306,565	1,266
United Microelectronics, ADR	175,690	576

		4,144

Thailand – 0.5%
Bangkok Bank	115,006	370
Kasikornbank	268,400	542
Thai Union Frozen Products	41,200	26

		938

Turkey – 0.7%
Ford Otomotiv Sanayi (a)	1,500	13
Turkcell Iletisim Hizmet, ADR	70,400	995
Turkiye Is Bankasi (a)	50,500	239

		1,247

Total Common Stocks
(Cost $153,227)		161,259

Short-Term Investments – 17.9%
Money Market Fund – 17.5%
State Street GA Prime Fund	33,008,591	33,009

U.S. Treasury Obligation – 0.4%
U.S. Treasury Bill
4.790%, 08/09/2007 (c)	$800	789

Total Short-Term Investments
(Cost $33,798)		33,798

Total Investments – 103.0%
(Cost $187,025)		195,057

Other Assets and Liabilities, Net – (3.0)%		(5,611)

Total Net Assets – 100.0%		$189,446

(a)	Non-income producing security

(b)	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” This security has been determined to be liquid under the guidelines established by the fund’s board of directors. As of April 30, 2007, the value of this investment was $425 or 0.2% of total net assets. See note 2 in Notes to Financial Statements.

(c)	Security has been deposited as initial margin on open futures contracts. Yield shown is the effective yield as of April 30, 2007. See note 2 in Notes to Financial Statements.

ADR –	American Depository Receipt

GDR –	Global Depository Receipt
Schedule of Open Futures Contracts

	Number of	Notional
	Contracts	Contract	Settlement	Unrealized
Description	Purchased	Value	Month	Appreciation

E-Mini MSCI EAFE Futures	242	$26,954	June 2007	$531
At April 30, 2007, sector diversification of the fund was as follows:

	% of
	Net Assets	Value

Foreign Common Stock
Financials	21.4%	$40,609
Consumer Discretionary	11.8	22,363
Consumer Staples	10.4	19,715
Industrials	8.1	15,316
Information Technology	8.0	15,133
Energy	6.2	11,823
Materials	6.2	11,721
Telecommunication Services	6.2	11,712
Healthcare	5.1	9,683
Utilities	1.7	3,184

Total Foreign Common Stock	85.1	161,259
Total Short-Term Investments	17.9	33,798

Total Investments	103.0	195,057

Other Assets and Liabilities, Net	(3.0)	(5,611)

Net Assets	100.0%	$189,446

The accompanying notes are an integral part of the financial statements.
28      First American Funds Semiannual Report 2007

Statements of  Assets and Liabilities April 30, 2007 (unaudited), all dollars and shares are rounded to thousands (000), except for per share data

			International
	International		Select
	Fund		Fund

Investments in securities, at cost	$1,216,502		$187,025
Investment purchased with proceeds from securities lending, at cost (note 2)	388,462		—
Cash denominated in foreign currencies, at cost	—		487

ASSETS:
Investments in securities, at value* (note 2)	$1,760,685		$195,057
Investment purchased with proceeds from securities lending, at value (note 2)	388,462		—
Cash denominated in foreign currencies, at value (note 2)	—		486
Cash	—		12,072
Receivable for dividends and interest	7,059		510
Receivable for investment securities sold	2,328		1,514
Receivable for capital shares sold	504		484
Receivable for foreign withholding tax reclaim	592		30
Prepaid expenses and other assets	35		82

Total assets	2,159,665		210,235

LIABILITIES:
Bank overdraft	20,683		—
Payable for investment securities purchased	—		20,240
Payable for capital shares redeemed	12,827		75
Payable upon return of securities loaned (note 2)	388,462		—
Payable for variation margin	—		174
Payable to affiliates (note 3)	1,794		133
Payable to custodian	—		156
Payable for distribution and shareholder servicing fees	24		—	(3)
Accrued expenses and other liabilities	51		11

Total liabilities	423,841		20,789

Net assets	$1,735,824		$189,446

COMPOSITION OF NET ASSETS:
Portfolio capital	$1,114,991		$179,384
Undistributed net investment income	5,455		768
Accumulated net realized gain on investments, futures contracts, and foreign currency transactions	71,167		732
Net unrealized appreciation of investments	544,183		8,032
Net unrealized appreciation of futures contracts	—		531
Net unrealized appreciation (depreciation) of foreign currency, and translation of other assets and liabilities in foreign currency (note 2)	28		(1)

Net assets	$1,735,824		$189,446

* Including securities loaned, at value	$371,467		$—

Class A:
Net assets	$56,162		$988
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	3,533		91
Net asset value and redemption price per share	$15.90		$10.83
Maximum offering price per share (1)	$16.83		$11.46
Class B:
Net assets	$7,131		$86
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	485		8
Net asset value, offering price, and redemption price per share (2)	$14.69		$10.81
Class C:
Net assets	$7,624		$71
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	501		7
Net asset value, offering price, and redemption price per share (2)	$15.22		$10.80
Class R:
Net assets	$1		$11
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	—	(3)	1
Net asset value, offering price, and redemption price per share	$15.94		$10.82
Class Y:
Net assets	$1,664,906		$188,290
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	103,472		17,369
Net asset value, offering price, and redemption price per share	$16.09		$10.84

(1)	The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

(2)	Class B and C have a contingent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.

(3)	Due to the presentation of the financial statements in thousands, the number rounds to zero.
First American Funds Semiannual Report 2007       29

Statements of  Operations all dollars are rounded to thousands (000)

	International	International
	Fund	Select Fund

	Six-Month
	Period Ended	12/22/06 (1)
	4/30/07	to 4/30/07
	(unaudited)	(unaudited)

INVESTMENT INCOME:
Interest	$230	$281
Dividends	19,288	1,162
Less: Foreign taxes withheld	(1,435)	(105)
Securities lending income	419	—
Other income	5	—

Total investment income	18,507	1,338

EXPENSES (note 3):
Investment advisory fees	8,807	418
Administration fees	1,974	103
Transfer agent fees	97	41
Custodian fees	305	171
Professional fees	21	20
Registration fees	25	27
Postage and printing fees	38	5
Directors’ fees	9	9
Other expenses	10	9
Distribution and shareholder servicing fees – Class A	68	— (2)
Distribution and shareholder servicing fees – Class B	36	— (2)
Distribution and shareholder servicing fees – Class C	39	— (2)
Distribution and shareholder servicing fees – Class R	— (2)	— (2)

Total expenses	11,429	803

Less: Fee waivers (note 3)	(108)	(267)
Less: Indirect payments from custodian (note 3)	(257)	(15)

Total net expenses	11,064	521

Investment income – net	7,443	817

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS, FUTURES CONTRACTS, AND FOREIGN CURRENCY TRANSACTIONS – NET (note 5):
Net realized gain on investments	80,516	595
Net realized gain on futures contracts	—	231
Net realized loss on foreign currency transactions	(548)	(94)
Net change in unrealized appreciation or depreciation of investments	88,581	8,032
Net change in unrealized appreciation or depreciation of futures contracts	—	531
Net change in unrealized appreciation or depreciation of foreign currency, and translation of other assets and liabilities denominated in foreign currency (note 2)	(12)	(1)

Net gain on investments, futures contracts, and foreign currency transactions	168,537	9,294

Net increase in net assets resulting from operations	$175,980	$10,111

(1)	Commencement of operations.

(2)	Due to the presentation of the financial statements in thousands, the number rounds to zero.
The accompanying notes are an integral part of the financial statements.
30      First American Funds Semiannual Report 2007

Statements of  Changes in Net Assets all dollars are rounded to thousands (000)

	International		International
	Fund		Select Fund

	Six-Month		12/22/06(1)
	Period Ended	Year	to
	4/30/07	Ended	4/30/07
	(unaudited)	10/31/06	(unaudited)

OPERATIONS:
Investment income – net	$7,443	$19,673	$817
Net realized gain on investments	80,516	90,776	595
Net realized gain on futures contracts	—	—	231
Net realized loss on foreign currency transactions	(548)	(677)	(94)
Net change in unrealized appreciation or depreciation of investments	88,581	265,816	8,032
Net change in unrealized appreciation or depreciation of futures contracts	—	—	531
Net change in unrealized appreciation or depreciation of foreign currency, and translation of other assets and liabilities denominated in foreign currency (note 2)	(12)	103	(1)

Net increase in net assets resulting from operations	175,980	375,691	10,111

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(468)	(525)	—	(2)
Class B	(15)	(23)	—	(2)
Class C	(13)	(22)	—	(2)
Class R	— (2)	—	—	(2)
Class Y	(18,658)	(19,388)	(49)
Net realized gain on investments:
Class A	(947)	—	—
Class B	(136)	—	—
Class C	(148)	—	—
Class R	— (2)	—	—
Class Y	(29,781)	—	—

Total distributions	(50,166)	(19,958)	(49)

CAPITAL SHARE TRANSACTIONS (note 4):
Class A:
Proceeds from sales	7,341	12,874	950
Reinvestment of distributions	1,276	475	—	(2)
Payments for redemptions	(8,823)	(19,829)	(9)

Increase (decrease) in net assets from Class A transactions	(206)	(6,480)	941

Class B:
Proceeds from sales	341	1,144	82
Reinvestment of distributions	143	23	—	(2)
Payments for redemptions (note 3)	(1,045)	(2,076)	—

Increase (decrease) in net assets from Class B transactions	(561)	(909)	82

Class C:
Proceeds from sales	641	902	69
Reinvestment of distributions	142	21	—	(2)
Payments for redemptions (note 3)	(1,789)	(2,057)	—

Increase (decrease) in net assets from Class C transactions	(1,006)	(1,134)	69

Class R:
Proceeds from sales	1	1	10
Reinvestment of distributions	— (2)	—	—	(2)
Payments for redemptions	— (2)	(2)	—

Increase (decrease) in net assets from Class R transactions	1	(1)	10

Class Y:
Proceeds from sales	83,374	230,406	188,250
Reinvestment of distributions	29,171	11,130	48
Payments for redemptions	(306,728)	(361,882)	(10,016)

Increase (decrease) in net assets from Class Y transactions	(194,183)	(120,346)	178,282

Increase (decrease) in net assets from capital share transactions	(195,955)	(128,870)	179,384

Total increase (decrease) in net assets	(70,141)	226,863	189,446
Net assets at beginning of period	1,805,965	1,579,102	—

Net assets at end of period	$1,735,824	$1,805,965	$189,446

Undistributed net investment income at end of period	$5,455	$17,166	$768

(1)	Commencement of operations.

(2)	Due to the presentation of the financial statements in thousands, the number rounds to zero.
First American Funds Semiannual Report 2007       31

Financial Highlights  For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized	Distributions	Distributions	Net Asset
	Value	Net	Gains	from Net	from Net	Value
	Beginning	Investment	(Losses) on	Investment	Realized	End of
	of Period	Income (Loss)	Investments	Income	Gains	Period

International Fund (1)
Class A
2007 (2)	$14.80	$0.05	$1.44	$(0.13)	$(0.26)	$15.90
2006 (3)	12.01	0.12	2.80	(0.13)	—	14.80
2005 (4)	12.24	0.01	(0.24)	—	—	12.01
2005 (5)	10.19	0.09	2.02	(0.06)	—	12.24
2004 (5)	8.99	0.03	1.22	(0.05)	—	10.19
2003 (5)	7.33	0.06	1.60	—	—	8.99
2002 (5)	8.96	—	(1.63)	—	—	7.33
Class B
2007 (2)	$13.65	$(0.01)	$1.34	$(0.03)	$(0.26)	$14.69
2006 (3)	11.09	0.02	2.58	(0.04)	—	13.65
2005 (4)	11.31	—	(0.22)	—	—	11.09
2005 (5)	9.43	—	1.88	—	—	11.31
2004 (5)	8.34	(0.05)	1.14	—	—	9.43
2003 (5)	6.85	—	1.49	—	—	8.34
2002 (5)	8.45	(0.06)	(1.54)	—	—	6.85
Class C
2007 (2)	$14.13	$(0.01)	$1.38	$(0.02)	$(0.26)	$15.22
2006 (3)	11.47	0.02	2.67	(0.03)	—	14.13
2005 (4)	11.70	—	(0.23)	—	—	11.47
2005 (5)	9.76	—	1.94	—	—	11.70
2004 (5)	8.63	(0.05)	1.18	—	—	9.76
2003 (5)	7.09	—	1.54	—	—	8.63
2002 (5)	8.75	(0.06)	(1.60)	—	—	7.09
Class R (6)
2007 (2)	$14.81	$0.05	$1.43	$(0.09)	$(0.26)	$15.94
2006 (3)	11.94	0.05	2.82	—	—	14.81
2005 (4)	12.17	(0.02)	(0.21)	—	—	11.94
2005 (5)	10.11	0.09	1.97	—	—	12.17
2004 (5)	8.98	(0.01)	1.19	(0.05)	—	10.11
2003 (5)	7.31	0.04	1.63	—	—	8.98
2002 (5)	8.96	0.01	(1.66)	—	—	7.31
Class Y
2007 (2)	$14.99	$0.07	$1.45	$(0.16)	$(0.26)	$16.09
2006 (3)	12.16	0.16	2.83	(0.16)	—	14.99
2005 (4)	12.39	0.01	(0.24)	—	—	12.16
2005 (5)	10.31	0.12	2.05	(0.09)	—	12.39
2004 (5)	9.10	0.06	1.23	(0.08)	—	10.31
2003 (5)	7.40	0.09	1.61	—	—	9.10
2002 (5)	9.03	0.03	(1.66)	—	—	7.40

(1)	Per share data calculated using average shares outstanding method.

(2)	For the six months ended April 30, 2007 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

(3)	For the period November 1 to October 31 in the year indicated.

(4)	For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund’s fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

(5)	For the period October 1 to September 30 in the year indicated.

(6)	Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

(7)	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

(8)	In 2003, 0.14% of Class R share’s and 0.13% of Class Y share’s total return was a result of the reimbursement by the advisor related to foreign currency principal trades between the International Fund and U.S. Bank. Excluding the reimbursement, total return for Class R and Class Y shares would have been 22.71% and 22.84%, respectively.
The accompanying notes are an integral part of the financial statements.
32      First American Funds Semiannual Report 2007

						Ratio of Net
					Ratio of	Investment
				Ratio of Net	Expenses to	Income (Loss)
			Ratio of	Investment	Average	to Average
		Net Assets	Expenses to	Income (Loss)	Net Assets	Net Assets	Portfolio
Total		End of	Average	to Average	(Excluding	(Excluding	Turnover
Return (7)		Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

10.26%		$56,162	1.49%	0.63%	1.53%	0.59%	7%
24.50		52,489	1.51	0.89	1.54	0.86	17
(1.88)		48,439	1.51	0.58	1.55	0.54	—
20.80		48,851	1.56	0.77	1.61	0.72	74
13.91		44,851	1.60	0.31	1.64	0.27	77
22.65		39,251	1.60	0.77	1.65	0.72	82
(18.19)		37,232	1.60	0.04	1.66	(0.02)	72

9.89%		$7,131	2.24%	(0.14)%	2.28%	(0.18)%	7%
23.50		7,172	2.26	0.15	2.29	0.12	17
(1.95)		6,632	2.26	(0.17)	2.30	(0.21)	—
19.94		6,819	2.31	—	2.36	(0.05)	74
13.12		7,371	2.35	(0.48)	2.39	(0.52)	77
21.75		7,936	2.35	0.02	2.40	(0.03)	82
(18.94)		7,459	2.35	(0.68)	2.41	(0.74)	72

9.86%		$7,624	2.24%	(0.16)%	2.28%	(0.20)%	7%
23.53		8,049	2.26	0.16	2.29	0.13	17
(1.97)		7,520	2.26	(0.17)	2.30	(0.21)	—
19.88		7,915	2.31	(0.01)	2.36	(0.06)	74
13.14		8,542	2.35	(0.52)	2.39	(0.56)	77
21.72		10,439	2.35	(0.01)	2.40	(0.06)	82
(18.97)		11,027	2.35	(0.71)	2.41	(0.77)	72

10.16%		$1	1.74%	0.60%	1.82%	0.52%	7%
24.04		1	1.76	0.39	1.91	0.24	17
(1.89)		1	1.76	0.33	1.95	0.14	—
20.38		163	1.81	0.77	2.01	0.57	74
13.16		1	1.60	(0.11)	1.64	(0.15)	77
22.85	% (8)	8,533	1.60	0.57	1.65	0.52	82
(18.42)		10,817	1.60	0.16	1.66	0.10	72

10.38%		$1,664,906	1.24%	0.86%	1.28%	0.82%	7%
24.81		1,738,254	1.26	1.16	1.29	1.13	17
(1.86)		1,516,510	1.26	0.83	1.30	0.79	—
21.12		1,523,057	1.31	1.07	1.36	1.02	74
14.13		1,145,409	1.35	0.59	1.39	0.55	77
22.97	% (8)	991,027	1.35	1.08	1.40	1.03	82
(18.05)		540,495	1.35	0.36	1.41	0.30	72

First American Funds Semiannual Report 2007       33

Financial Highlights  For a share outstanding throughout the indicated periods

			Realized and
	Net Asset		Unrealized	Distributions	Net Asset
	Value	Net	Gains	from Net	Value
	Beginning	Investment	on	Investment	End of
	of Period	Income	Investments	Income	Period

International Select Fund (1)(2)
Class A
2007	$10.00	$0.09	$0.75	$(0.01)	$10.83
Class B
2007	$10.00	$0.07	$0.74	$—	$10.81
Class C
2007	$10.00	$0.06	$0.74	$—	$10.80
Class R
2007	$10.00	$0.04	$0.79	$(0.01)	$10.82
Class Y
2007	$10.00	$0.07	$0.78	$(0.01)	$10.84

(1)	Per share data calculated using average shares outstanding method.

(2)	Commenced operations on December 22, 2006. All ratios for the period ended April 30, 2007 (unaudited) have been annualized, except total return and portfolio turnover.

(3)	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
The accompanying notes are an integral part of the financial statements.
34      First American Funds Semiannual Report 2007

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses to	Income to
		Ratio of	Investment	Average	Average Net
	Net Assets	Expenses to	Income	Net Assets	Assets	Portfolio
Total	End of	Average	to Average	(Excluding	(Excluding	Turnover
Return (3)	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

8.37%	$988	1.49%	2.32%	2.16%	1.65%	22%
8.15%	$86	2.24%	1.86%	2.91%	1.19%	22%
8.05%	$71	2.24%	1.54%	2.91%	0.87%	22%
8.26%	$11	1.74%	1.14%	2.41%	0.47%	22%
8.47%	$188,290	1.24%	1.94%	1.91%	1.27%	22%

First American Funds Semiannual Report 2007       35

Schedule of  Investments April 30, 2007 (unaudited), all dollars are rounded to thousands (000)

Small Cap Growth Opportunities Fund
DESCRIPTION	SHARES	VALUE

Common Stocks – 97.0%
Consumer Discretionary – 16.1%
Carrols Restaurant Group (a) (b)	307,725	$4,622
Children’s Place Retail Stores (b)	95,252	5,036
Christopher & Banks (a)	243,312	4,212
Citi Trends (a) (b)	76,953	3,050
Conn’s (a) (b)	293,035	7,604
Cosi (a) (b)	702,229	3,644
Dress Barn (a) (b)	227,676	4,533
New York & Company (a) (b)	367,239	5,130
Ruth’s Chris Steak House (b)	237,770	4,720
Scientific Games, Class A (a) (b)	113,789	3,788
Texas Roadhouse, Class A (a) (b)	360,167	5,266

		51,605

Consumer Staples – 2.4%
Central Garden & Pet, Class A (a) (b)	141,216	2,022
Central Garden & Pet (a) (b)	66,565	986
Pantry (b)	100,851	4,537

		7,545

Energy – 6.4%
Arena Resources (a) (b)	69,210	3,249
Atwood Oceanics (a) (b)	40,369	2,539
Ember Resources (b) (c)	1,500,283	3,717
Goodrich Petroleum (a) (b)	75,200	2,642
Oceaneering International (a) (b)	56,867	2,704
Parallel Petroleum (a) (b)	157,947	3,650
Superior Energy Services (a) (b)	56,938	2,069

		20,570

Financials – 8.2%
Corporate Office Properties Trust – REIT (a)	52,360	2,467
First Mercury Financial (b)	113,944	2,359
First Potomac Realty Trust – REIT (a)	121,534	3,137
PennantPark Investment (b)	221,937	3,324
Prosperity Bancshares (a)	92,258	3,200
Sunstone Hotel Investors – REIT (a)	120,817	3,446
SVB Financial (a) (b)	85,928	4,401
Waddell & Reed Financial, Class A	154,889	3,751

		26,085

Healthcare – 19.1%
Amedisys (b)	51,367	1,610
American Medical Systems (a) (b)	354,713	6,289
AngioDynamics (b)	172,456	2,870
ArthroCare (a) (b)	98,904	4,081
BioMarin Pharmaceutical (a) (b)	253,338	4,094
Durect (a) (b)	585,996	2,619
Human Genome Sciences (a) (b)	279,179	3,007
Illumina (a) (b)	124,808	4,072
Integra LifeSciences (a) (b)	130,288	5,937
Keryx Biopharmaceuticals (a) (b)	215,176	2,195
Kyphon (a) (b)	67,792	3,160
Medicis Pharmaceutical, Class A (a)	105,097	3,195
Myriad Genetics (a) (b)	89,837	3,284
Pediatrix Medical Group (a) (b)	69,727	3,978
Salix Pharmaceuticals (a) (b)	289,336	3,767
Techne (a) (b)	40,327	2,378
TriZetto Group (a) (b)	234,885	4,576

		61,112

Industrials – 18.8%
Administaff	120,512	4,000
Advisory Board (a) (b)	65,957	3,132
AMETEK (a)	100,329	3,640
BE Aerospace (a) (b)	133,119	4,879
DRS Technologies (a)	95,143	4,787
ESCO Technologies (a) (b)	90,731	4,134
Forward Air (a)	103,131	3,146
Genlyte Group (a) (b)	33,101	2,582
McGrath Rentcorp	134,461	4,054
Mobile Mini (a) (b)	112,132	3,361
Mueller Water Products, Class A (a)	251,547	3,622
Navigant Consulting (a) (b)	159,248	3,054
PGT (a) (b)	302,964	3,120
RBC Bearings (b)	131,934	5,015
Resources Connection (a) (b)	106,306	3,207
WESCO International (a) (b)	69,382	4,383

		60,116

Information Technology (d) – 26.0%
aQuantive (a) (b)	112,100	3,431
ATMI (a) (b)	106,832	3,304
Avocent (a) (b)	190,454	5,335
Cirrus Logic (b)	400,911	3,320
Emulex (b)	452,145	9,486
Forrester Research (b)	99,602	2,568
Ixia (a) (b)	527,525	4,526
Lawson Software (a) (b)	515,028	4,584
Micrel (b)	388,394	4,874
Microsemi (a) (b)	218,342	5,046
Orbotech (b)	192,512	4,414
PMC-Sierra (a) (b)	778,068	6,014
Quest Software (a) (b)	352,986	6,004
RADVision (b)	217,782	4,815
Semtech (a) (b)	335,525	4,838
Silicon Motion Technology – ADR (b)	124,474	3,020
Sirenza Microdevices (a) (b)	438,624	3,996
Tridium, Class B, Escrow Shares (b) (c) (e)	278,500	23
Varian Semiconductor Equipment Associates (a) (b)	55,136	3,659
VideoPropulsion (b) (c) (e)	784,710	—

		83,257

Total Common Stocks (Cost $283,083)		310,290

Warrants – 0.0%
Hollis-Eden Pharmaceuticals, Warrants (c) (e)	70,545	5
Kuhlman Company, Warrants (c) (e)	281,680	—

Total Warrants (Cost $434)		5

Short-Term Investment – 4.0%
First American Prime Obligations Fund, Class Z (f) (Cost $12,909)	12,909,319	12,909

Investment Purchased with Proceeds from Securities Lending – 47.4%
Mount Vernon Securities Lending Prime Portfolio (g) (Cost $151,481)	151,480,568	151,481

Total Investments – 148.4% (Cost $447,907)		474,685

Other Assets and Liabilities, Net – (48.4)%		(154,822)

Total Net Assets – 100.0%		$319,863

(a)	This security or a portion of this security is out on loan at April 30, 2007. Total loaned securities had a market value of $142,661 at April 30, 2007. See note 2 in Notes to Financial Statements.

(b)	Non-income producing security.
The accompanying notes are an integral part of the financial statements.
36      First American Funds Semiannual Report 2007

Small Cap Growth Opportunities Fund (concluded)

(c)	Security considered illiquid or restricted. As of April 30, 2007, the market value of these investments was $3,745 or 1.2% of total net assets. See Note 2 in Notes to Financial Statements.

(d)	The fund is significantly invested in this sector and therefore is subject to additional risks. See note 6 in Notes to Financial Statements.

(e)	Security is fair valued. As of April 30, 2007, the value of these investments was $28 or 0.0% of total net assets. See Note 2 in Notes to Financial Statements.

(f)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

(g)	The fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund receives collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund. See note 2 in Notes to Financial Statements.

ADR –	American Depository Receipt

REIT –	Real Estate Investment Trust
First American Funds Semiannual Report 2007       37

Schedule of  Investments April 30, 2007 (unaudited), all dollars are rounded to thousands (000)

Small Cap Select Fund
DESCRIPTION	SHARES	VALUE

Common Stocks – 96.4%
Consumer Discretionary – 14.4%
Cato, Class A	306,356	$6,620
Children’s Place Retail Stores (a) (b)	246,651	13,040
Christopher & Banks (b)	626,492	10,844
Cosi (a) (b) (c)	2,673,156	13,874
GSI Commerce (a) (b)	252,311	5,576
Hibbett Sports (a) (b)	331,721	9,670
Interface, Class A	516,971	8,711
Journal Communications, Class A	981,300	13,238
McCormick & Schmick’s Seafood Restaurants (a) (b)	210,679	5,640
Nautilus (b)	1,503,157	20,759
P.F. Chang’s China Bistro (a) (b)	281,367	10,762
Ruth’s Chris Steak House (a)	354,443	7,036
Scientific Games, Class A (a) (b)	435,981	14,514
Texas Roadhouse, Class A (a) (b)	644,946	9,429
Tween Brands (a) (b)	219,379	8,591
WMS Industries (a) (b)	125,083	4,986

		163,290

Consumer Staples – 2.8%
Central Garden & Pet (a) (b)	234,566	3,474
Central Garden & Pet, Class A (a) (b)	469,133	6,718
Pantry (a)	105,008	4,724
Reliv International (b) (d)	571,379	6,085
USANA Health Sciences (a) (b)	281,193	11,203

		32,204

Energy – 6.0%
Arena Resources (a) (b)	152,511	7,160
Atwood Oceanics (a) (b)	49,710	3,127
Brigham Exploration (a)	1,099,753	6,665
Comstock Resources (a) (b)	427,819	12,129
Edge Petroleum (a) (b)	875,457	12,020
Helix Energy Solutions Group (a) (b)	447,054	17,104
St. Mary Land & Exploration (b)	289,238	10,592

		68,797

Financials – 17.5%
Affiliated Managers Group (a) (b)	98,129	11,543
BioMed Realty Trust – REIT (b)	549,322	15,771
Columbia Banking System (b)	214,547	6,512
Cullen/ Frost Bankers	327,963	16,782
Dime Community Bancshares (b)	496,885	6,614
East West Bancorp (b)	483,291	19,264
First Financial Bankshares (b)	88,206	3,414
First Potomac Realty Trust – REIT (b)	482,625	12,457
Independent Bank (b)	197,183	5,856
Investors Financial Services	179,085	11,082
Kite Realty Group Trust – REIT (b)	461,468	9,229
Knight Capital Group, Class A (a) (b)	693,283	11,231
LaSalle Hotel Properties – REIT (b)	157,024	7,291
Nara Bancorp (b)	304,569	5,028
Nelnet, Class A (b)	415,340	11,168
Newcastle Investment – REIT (b)	111,609	3,260
Platinum Underwriters Holdings	494,270	16,914
South Financial Group (b)	290,028	6,563
Thomas Weisel Partners Group (a) (b)	599,668	11,849
Umpqua Holdings (b)	270,905	6,756

		198,584

Healthcare – 14.8%
AngioDynamics (a)	576,178	9,587
Caliper Life Sciences (a)	336,859	1,907
Conceptus (a) (b)	38,199	790
Curis (a)	1,297,908	2,687
Dexcom (a) (b)	695,045	5,540
DJO (a) (b)	295,820	11,555
Exelixis (a) (b)	577,957	6,207
Healthways (a) (b)	154,621	6,559
Human Genome Sciences (a) (b)	423,591	4,562
ICU Medical (a) (b)	329,046	13,738
ImmunoGen (a)	749,671	4,063
K-V Pharmaceutical, Class A (a) (b)	446,024	11,601
LCA-Vision (b)	182,688	7,667
Magellan Health Services (a) (b)	268,925	11,537
Medarex (a) (b)	386,566	5,292
Merge Technologies (a) (b)	550,199	2,756
Pediatrix Medical Group (a) (b)	391,994	22,363
Salix Pharmaceuticals (a) (b)	716,884	9,334
Senomyx (a) (b)	542,624	7,309
SonoSite (a) (b)	603,897	17,501
SurModics (a) (b)	149,157	6,060

		168,615

Industrials – 16.7%
AirTran Holdings (a) (b)	1,715,586	18,888
AMETEK (b)	493,181	17,893
BE Aerospace (a) (b)	206,591	7,571
Columbus McKinnon (a)	183,991	4,556
CRA International (a) (b)	106,147	5,474
Energy Conversion Devices (a) (b)	158,716	5,620
ESCO Technologies (a) (b)	285,946	13,028
Forward Air (b)	451,644	13,780
Genlyte Group (a) (b)	79,531	6,204
Lennox International (b)	314,115	10,620
NCI Building Systems (a) (b)	239,900	11,988
NutriSystem (a) (b)	233,111	14,453
PeopleSupport (a) (b)	955,518	12,011
Power-One (a) (b)	1,639,314	6,983
Steelcase, Class A	319,006	6,227
Timken (b)	500,875	16,519
WESCO International (a) (b)	282,045	17,817

		189,632

Information Technology – 19.6%
ADC Telecommunications (a) (b)	820,646	15,100
Advanced Analogic Technologies (a) (b)	1,193,277	9,678
aQuantive (a) (b)	344,023	10,531
BISYS Group (a)	934,540	10,813
Digital River (a) (b)	80,633	4,719
Emulex (a) (b)	939,508	19,711
Entegris (a) (b)	1,631,655	19,123
F5 Networks (a)	144,428	11,089
Harris Stratex Networks, Class A (a) (b)	511,449	10,198
Hutchinson Technology (a) (b)	247,993	4,712
Ixia (a)	185,188	1,589
Photronics (a) (b)	826,840	12,444
Plexus (a) (b)	648,440	13,591
PMC-Sierra (a) (b)	1,885,671	14,576
Progress Software (a)	441,080	13,290
Rudolph Technologies (a)	442,795	7,647
Silicon Laboratories (a) (b)	296,719	9,735
Stratasys (a) (b)	80,494	3,826
Tessera Technologies (a) (b)	225,081	9,631
TIBCO Software (a) (b)	895,320	8,165
Trident Microsystems (a)	573,002	12,165

		222,333

The accompanying notes are an integral part of the financial statements.
38      First American Funds Semiannual Report 2007

Small Cap Select Fund (concluded)
DESCRIPTION	SHARES	VALUE

Materials – 3.5%
Albemarle	170,820	$7,251
Century Aluminum (a) (b)	142,698	6,751
Headwaters (a) (b)	139,349	3,020
Schnitzer Steel Industries, Class A (b)	217,148	11,272
Terra Industries (a)	408,428	7,205
Texas Industries (b)	49,837	3,796

		39,295

Telecommunication Services – 0.7%
General Communication, Class A (a) (b)	536,366	7,633

Utilities – 0.4%
NSTAR (b)	134,009	4,811

Total Common Stocks (Cost $1,003,301)		1,095,194

Investment Company – 0.7%
iShares Nasdaq Biotechnology Index Fund (a) (b) (Cost $8,057)	99,750	8,171

Short-Term Investment – 4.0%
First American Prime Obligations Fund, Class Z (e) (Cost $45,595)	45,595,155	45,595

Investment Purchased with Proceeds from Securities Lending – 47.5%
Mount Vernon Securities Lending Prime Portfolio (f) (Cost $539,646)	539,646,086	539,646

Total Investments – 148.6% (Cost $1,596,599)		1,688,606

Other Assets and Liabilities, Net – (48.6)%		(552,563)

Total Net Assets – 100.0%		$1,136,043

(a)	Non-income producing security.

(b)	This security or a portion of this security is out on loan at April 30, 2007. Total loaned securities had a market value of $506,031 at April 30, 2007. See note 2 in Notes to Financial Statements.

(c)	A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings of that company represents 5% or more of the outstanding voting securities of the company. Transactions with companies that are or were affiliates during the six-month period ended April 30, 2007 are as follows:

	Beginning	Purchase	Sales	Ending	Dividend
Issuer	Cost	Cost	Cost	Cost	Income	Value

Cosi	$6,496	$7,040	$—	$13,536	$—	$13,874

(d)	Security considered illiquid or restricted. As of April 30, 2007, the market value of this investment was $6,085 or 0.5% of total net assets. See note 2 in Notes to Financial Statements.

(e)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

(f)	The fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund receives collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund. See note 2 in Notes to Financial Statements.

REIT –	Real Estate Investment Trust
First American Funds Semiannual Report 2007       39

Schedule of  Investments April 30, 2007 (unaudited), all dollars are rounded to thousands (000)

Small Cap Value Fund
DESCRIPTION	SHARES	VALUE

Common Stocks – 98.2%
Consumer Discretionary 14.4%
Aaron Rents (a)	194,294	$5,512
Aeropostale (a) (b)	99,608	4,099
Ameristar Casinos	116,337	3,532
Belo, Class A (a)	231,446	4,460
CBRL Group (a)	104,726	4,669
Charming Shoppes (a) (b)	205,854	2,573
Domino’s Pizza	171,046	5,516
Ethan Allen Interiors (a)	115,652	4,083
Interface, Class A	275,834	4,648
Jos. A. Bank Clothiers (a) (b)	140,824	5,441
Men’s Wearhouse (a)	134,644	5,826
Nautilus (a)	373,669	5,160
Wolverine World Wide (a)	190,064	5,432

		60,951

Consumer Staples – 3.0%
Elizabeth Arden (b)	207,260	4,665
Nu Skin Enterprises, Class A	232,724	4,033
Pantry (b)	88,528	3,983

		12,681

Energy – 4.4%
Brigham Exploration (b)	503,537	3,052
Cimarex Energy (a)	126,318	4,977
Global Industries (b)	208,738	4,333
Penn Virginia (a)	28,754	2,302
Swift Energy (a) (b)	96,381	3,918

		18,582

Financials (c) – 29.6%
Alabama National BanCorporation (a)	83,585	5,234
American Equity Investment Life Holding (a)	258,288	3,526
Apollo Investment	58,989	1,296
BioMed Realty Trust – REIT (a)	136,245	3,912
Capitol Bancorp (a)	105,580	3,183
Cathay General Bancorp (a)	123,757	4,058
CBL & Associates Properties – REIT (a)	31,363	1,425
Cowen Group (b)	185,593	3,116
Crescent Real Estate Equities – REIT (a)	112,862	2,315
Delphi Financial Group, Class A (a)	120,845	5,160
First Midwest Bancorp (a)	145,969	5,246
First Niagara Financial Group (a)	76,426	1,039
First Potomac Realty Trust – REIT (a)	173,236	4,471
FPIC Insurance Group (b)	106,683	4,914
Frontier Financial (a)	175,884	4,371
Independent Bank	129,132	3,835
Knight Capital Group, Class A (b)	195,558	3,168
LaSalle Hotel Properties – REIT (a)	71,993	3,343
Mercantile Bank	130,920	3,530
Mid-America Apartment Communities – REIT (a)	80,245	4,329
National Retail Properties – REIT (a)	180,375	4,320
Newcastle Investment – REIT	191,562	5,596
Ohio Casualty (a)	154,354	4,884
PFF Bancorp	133,473	3,756
Piper Jaffray (b)	52,069	3,322
Provident Bankshares (a)	154,101	4,937
PS Business Parks – REIT	58,661	4,042
Redwood Trust – REIT (a)	94,540	4,747
Selective Insurance Group (a)	202,084	5,270
Sterling Bancshares (a)	377,016	4,309
Triad Guaranty (a) (b)	66,423	2,937
Waddell & Reed Financial, Class A (a)	209,958	5,085

		124,676

Healthcare – 8.1%
Horizon Health (a) (b)	134,244	2,601
Pediatrix Medical Group (b)	79,540	4,538
Perrigo (a)	250,621	4,762
Res-Care (b)	195,595	3,501
Sciele Pharma (a) (b)	231,924	5,733
Sierra Health Services (b)	62,109	2,572
STERIS (a)	166,990	4,268
Varian (a) (b)	68,408	3,965
Vital Signs	37,156	2,120

		34,060

Industrials – 13.1%
AMETEK (a)	158,311	5,744
Armor Holdings (a) (b)	60,607	4,333
Brady, Class A (a)	101,350	3,330
Crane (a)	105,351	4,479
Esterline Technologies (a) (b)	112,996	4,715
Forward Air	67,620	2,063
Kforce (a) (b)	160,037	2,197
Moog, Class A (a) (b)	83,924	3,568
NCI Building Systems (a) (b)	22,204	1,110
Nordson	88,591	4,060
Regal-Beloit (a)	122,518	5,651
SkyWest (a)	81,236	2,210
Trinity Industries (a)	74,145	3,440
URS (b)	100,240	4,381
WESCO International (a) (b)	61,287	3,872

		55,153

Information Technology – 13.7%
AMIS Holdings (b)	398,698	4,625
Andrew (a) (b)	354,172	3,867
BISYS Group (b)	525,892	6,085
Emulex (b)	302,959	6,356
Entegris (a) (b)	299,546	3,511
Hutchinson Technology (a) (b)	145,363	2,762
Inter-Tel (a)	168,252	4,243
Komag (a) (b)	80,261	2,208
Palm (a) (b)	115,366	1,947
Plantronics	155,554	3,906
Progress Software (b)	173,595	5,230
Rudolph Technologies (a) (b)	144,878	2,502
Silicon Image (b)	305,781	2,679
TIBCO Software (a) (b)	432,691	3,946
United Online (a)	268,515	3,875

		57,742

Materials – 6.6%
Albemarle	75,831	3,219
AptarGroup	35,703	2,615
Arch Chemicals (a)	141,117	4,265
Commercial Metals (a)	176,678	5,924
Headwaters (a) (b)	118,524	2,569
The accompanying notes are an integral part of the financial statements.
40      First American Funds Semiannual Report 2007

Small Cap Value Fund (concluded)
DESCRIPTION	SHARES	VALUE

Innophos Holdings (a)	198,147	$3,271
Terra Industries (b)	129,709	2,288
Texas Industries (a)	46,544	3,545

		27,696

Utilities – 5.3%
Black Hills (a)	79,202	3,153
El Paso Electric (b)	234,154	6,182
Northwest Natural Gas (a)	56,625	2,877
PNM Resources (a)	82,284	2,678
South Jersey Industries (a)	68,968	2,709
Westar Energy (a)	169,288	4,608

		22,207

Total Common Stocks (Cost $365,199)		413,748

Short-Term Investment – 2.9%
First American Prime Obligations Fund, Class Z (d)
(Cost $12,111)	12,110,867	12,111

Investment Purchased with Proceeds from Securities Lending – 43.1%
Mount Vernon Securities Lending Prime Portfolio (e)
(Cost $181,526)	181,526,328	181,526

Total Investments – 144.2% (Cost $558,836)		607,385

Other Assets and Liabilities, Net – (44.2)%		(186,058)

Total Net Assets – 100.0%		$421,327

(a)	This security or a portion of this security is out on loan at April 30, 2007. Total loaned securities had a market value of $171,928 at April 30, 2007. See note 2 in Notes to Financial Statements.

(b)	Non-income producing security.

(c)	The fund is significantly invested in this sector and therefore is subject to additional risks. See note 6 in Notes to Financial Statements.

(d)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

(e)	The fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund receives collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund. See note 2 in Notes to Financial Statements.

REIT –	Real Estate Investment Trust
First American Funds Semiannual Report 2007       41

Schedule of  Investments April 30, 2007 (unaudited), all dollars are rounded to thousands (000)

Small-Mid Cap Core Fund
DESCRIPTION	SHARES	VALUE

Common Stocks – 97.8%
Consumer Discretionary – 14.4%
Abercrombie & Fitch, Class A (a)	16,025	$1,309
Belo, Class A (a)	59,118	1,139
BorgWarner (a)	15,441	1,203
Children’s Place Retail Stores (a) (b)	17,181	908
Interface, Class A	107,301	1,808
Men’s Wearhouse (a)	40,981	1,773
Nautilus (a)	90,507	1,250
Newell Rubbermaid	31,044	952
NutriSystem (a) (b)	50,471	3,129
Polo Ralph Lauren	13,710	1,263
Stanley Works (a)	22,193	1,294
WMS Industries (a) (b)	44,654	1,780

		17,808

Consumer Staples – 3.1%
Corn Products International	55,245	2,200
Pantry (b)	36,205	1,629

		3,829

Energy – 6.1%
Cameron International (b)	34,095	2,202
Cimarex Energy (a)	60,260	2,374
St. Mary Land & Exploration	23,641	866
Sunoco (a)	27,750	2,096

		7,538

Financials – 18.5%
Affiliated Managers Group (a) (b)	18,909	2,224
Ambac Financial Group (a)	27,275	2,504
Camden Property Trust – REIT	15,459	1,077
CIT Group	31,203	1,861
City National (a)	30,996	2,269
Cullen/ Frost Bankers (a)	21,378	1,094
IndyMac Bancorp (a)	25,275	764
Knight Capital Group, Class A (b)	59,857	970
LaSalle Hotel Properties – REIT (a)	44,230	2,054
PMI Group (a)	75,812	3,675
Triad Guaranty (a) (b)	24,080	1,065
Ventas (a)	30,133	1,270
W.R. Berkley	59,646	1,938

		22,765

Healthcare – 9.8%
Coventry Health Care (b)	28,991	1,677
DENTSPLY International	60,686	2,027
Human Genome Sciences (a) (b)	89,406	963
King Pharmaceuticals (b)	55,341	1,132
LCA-Vision (a)	42,829	1,797
Pediatrix Medical Group (a) (b)	41,106	2,345
Sciele Pharma (a) (b)	88,596	2,190

		12,131

Industrials – 21.5%
AMETEK (a)	75,817	2,751
Armor Holdings (a) (b)	30,390	2,173
Con-way	35,002	1,912
Dun & Bradstreet	22,580	2,039
ESCO Technologies (a) (b)	58,231	2,653
Forward Air (a)	41,992	1,281
Joy Global (a)	28,540	1,445
L-3 Communications Holdings	12,944	1,164
Landstar System	31,424	1,518
Lennox International	30,839	1,043
Navigant Consulting (a) (b)	49,580	951
Republic Services	102,539	2,864
Steelcase, Class A	52,126	1,017
UAL (b)	27,822	929
WESCO International (a) (b)	43,437	2,744

		26,484

Information Technology – 16.4%
Autodesk (b)	59,757	2,466
BISYS Group (b)	70,967	821
Emulex (b)	165,212	3,466
F5 Networks (b)	14,687	1,128
Harris (a)	35,442	1,820
Intersil, Class A	110,361	3,288
MEMC Electronic Materials (a) (b)	29,185	1,602
Plexus (b)	84,613	1,773
TIBCO Software (a) (b)	199,165	1,816
Trident Microsystems (b)	94,112	1,998

		20,178

Materials – 4.4%
Albemarle	74,944	3,181
Headwaters (a) (b)	49,227	1,067
Steel Dynamics (a)	27,066	1,199

		5,447

Utilities – 3.6%
NSTAR (a)	25,286	908
PNM Resources (a)	31,221	1,016
Westar Energy (a)	47,900	1,304
Wisconsin Energy	25,425	1,240

		4,468

Total Common Stocks (Cost $110,371)		120,648

Short-Term Investment – 0.7%
First American Prime Obligations Fund, Class Z (c)
(Cost $825)	825,081	825

Investment Purchased with Proceeds from Securities Lending – 38.9%
Mount Vernon Securities Lending Prime Portfolio (d)
(Cost $47,939)	47,938,976	47,939

Total Investments – 137.4% (Cost $159,135)		169,412

Other Assets and Liabilities, Net – (37.4)%		(46,086)

Total Net Assets – 100.0%		$123,326

(a)	This security or a portion of this security is out on loan at April 30, 2007. Total loaned securities had a market value of $45,624 at April 30, 2007. See note 2 in Notes to Financial Statements.

(b)	Non-income producing security.

(c)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

(d)	The fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund receives collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund. See note 2 in Notes to Financial Statements.

REIT –	Real Estate Investment Trust
The accompanying notes are an integral part of the financial statements.
42      First American Funds Semiannual Report 2007

Statements of  Assets and Liabilities April 30, 2007 (unaudited), all dollars and shares are rounded to thousands (000), except for per share data

	Small Cap
	Growth
	Opportunities	Small Cap	Small Cap	Small-Mid Cap
	Fund	Select Fund	Value Fund	Core Fund

Investments in unaffiliated securities, at cost	$283,517	$997,822	$365,199	$110,371
Investments in affiliated securities, at cost	12,909	59,131	12,111	825
Affiliated investment purchased with proceeds from securities lending, at cost (note 2)	151,481	539,646	181,526	47,939

ASSETS:
Investments in unaffiliated securities, at value* (note 2)	$310,295	$1,089,491	$413,748	$120,648
Investments in affiliated securities, at value (note 2)	12,909	59,469	12,111	825
Affiliated investment purchased with proceeds from securities lending, at value (note 2)	151,481	539,646	181,526	47,939
Receivable for dividends and interest	151	738	386	47
Receivable for investment securities sold	9,780	13,790	165	2,260
Receivable for capital shares sold	448	1,814	130	582
Prepaid expenses and other assets	38	46	34	25

Total assets	485,102	1,704,994	608,100	172,326

LIABILITIES:
Bank overdraft	—	554	—	—
Payable for capital shares redeemed	388	11,619	563	144
Payable upon return of securities loaned (note 2)	151,481	539,646	181,526	47,939
Payable for investment securities purchased	13,007	16,127	4,297	779
Payable to affiliates (note 3)	318	897	346	110
Payable for distribution and shareholder servicing fees	39	102	23	16
Accrued expenses and other liabilities	6	6	18	12

Total liabilities	165,239	568,951	186,773	49,000

Net assets	$319,863	$1,136,043	$421,327	$123,326

COMPOSITION OF NET ASSETS:
Portfolio capital	$283,680	$1,009,864	$344,178	$556,718
Distributions in excess of net investment income	(1,348)	(752)	(193)	(17)
Accumulated net realized gain (loss) on investments	10,753	34,924	28,793	(443,652)
Net unrealized appreciation of investments	26,778	92,007	48,549	10,277

Net assets	$319,863	$1,136,043	$421,327	$123,326

* Including securities loaned, at value	$142,661	$506,031	$171,928	$45,624

Class A:
Net assets	$151,610	$283,088	$59,633	$24,041
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	7,346	20,431	4,390	2,308
Net asset value and redemption price per share	$20.64	$13.86	$13.58	$10.41
Maximum offering price per share (1)	$21.84	$14.67	$14.37	$11.02
Class B:
Net assets	$5,826	$14,911	$7,139	$7,855
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	311	1,304	593	869
Net asset value, offering price, and redemption price per share (2)	$18.71	$11.44	$12.04	$9.04
Class C:
Net assets	$2,534	$27,761	$4,285	$5,409
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	130	2,137	348	549
Net asset value, offering price, and redemption price per share (2)	$19.53	$12.99	$12.29	$9.86
Class R (3):
Net assets	$1,285	$21,242	$3,159	$—
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	63	1,553	235	—
Net asset value, offering price, and redemption price per share	$20.51	$13.68	$13.43	$—
Class Y:
Net assets	$158,608	$789,041	$347,111	$86,021
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	7,234	53,087	24,932	7,941
Net asset value, offering price, and redemption price per share	$21.93	$14.86	$13.92	$10.83

(1)	The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

(2)	Class B and C have a contingent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.

(3)	Class R is not offered by the Small-Mid Cap Core Fund.
First American Funds Semiannual Report 2007       43

Statements of  Operations For the six-month period ended April 30, 2007 (unaudited), all dollars are rounded to thousands (000)

	Small Cap
	Growth
	Opportunities	Small Cap	Small Cap	Small-Mid Cap
	Fund	Select Fund	Value Fund	Core Fund

INVESTMENT INCOME:
Dividends from affiliated securities	$227	$920	$196	$35
Dividends from unaffiliated securities	353	3,174	3,114	681
Less: Foreign taxes withheld	—	1	—	—
Securities lending income	246	890	159	55

Total investment income	826	4,985	3,469	771

EXPENSES (note 3):
Investment advisory fees	1,593	3,728	1,475	406
Administration fees	354	1,191	473	126
Transfer agent fees	80	156	84	114
Custodian fees	8	27	11	3
Professional fees	21	21	21	21
Registration fees	30	33	28	22
Postage and printing fees	9	26	11	3
Directors’ fees	11	10	11	11
Other expenses	10	10	10	10
Distribution and shareholder servicing fees – Class A	179	331	73	31
Distribution and shareholder servicing fees – Class B	30	75	37	41
Distribution and shareholder servicing fees – Class C	13	112	22	26
Distribution and shareholder servicing fees – Class R (1)	3	22	6	—

Total expenses	2,341	5,742	2,262	814

Less: Fee waivers (note 3)	(163)	—	—	(42)
Less: Indirect payments from custodian (note 3)	(4)	(5)	(3)	— (2)

Total net expenses	2,174	5,737	2,259	772

Investment income (loss) – net	(1,348)	(752)	1,210	(1)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS – NET (note 5):
Net realized gain on investments	16,491	70,461	30,400	7,375
Net change in unrealized appreciation or depreciation of investments	8,367	(9,675)	(11,553)	2,523

Net gain on investments	24,858	60,786	18,847	9,898

Net increase in net assets resulting from operations	$23,510	$60,034	$20,057	$9,897

(1)	Class R is not offered by the Small-Mid Cap Core Fund.

(2)	Due to the presentation of the financial statements in thousands, the number rounds to zero.
The accompanying notes are an integral part of the financial statements.
44      First American Funds Semiannual Report 2007

Statements of  Changes in Net Assets all dollars are rounded to thousands (000)

	Small Cap Growth		Small Cap		Small Cap		Small-Mid Cap
	Opportunities Fund		Select Fund		Value Fund		Core Fund

	Six-Month		Six-Month		Six-Month		Six-Month
	Period Ended		Period Ended		Period Ended		Period Ended
	4/30/07	Year Ended	4/30/07	Year Ended	4/30/07	Year Ended	4/30/07	Year Ended
	(unaudited)	10/31/06	(unaudited)	10/31/06	(unaudited)	10/31/06	(unaudited)	10/31/06

OPERATIONS:
Investment income (loss) – net	$(1,348)	$(2,332)	$(752)	$(1,912)	$1,210	$1,680	$(1)	$149
Net realized gain (loss) on affiliated investments	—	(2,847)	—	684	—	—	—	—
Net realized gain on unaffiliated investments	16,491	20,657	70,461	152,452	30,400	77,955	7,375	4,374
Net realized loss on in-kind redemption	—	(247)	—	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	8,367	16,707	(9,675)	23,065	(11,553)	(534)	2,523	10,366

Net increase in net assets resulting from operations	23,510	31,938	60,034	174,289	20,057	79,101	9,897	14,889

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	—	—	—	—	(94)	(145)	—	—
Class B	—	—	—	—	—	—	—	—
Class C	—	—	—	—	—	—	—	—
Class R	—	—	—	—	(3)	(2)	—	—
Class Y	—	—	—	—	(1,306)	(1,819)	(109)	—
Net realized gain on investments:
Class A	(8,975)	(15,190)	(33,807)	(21,746)	(9,082)	(10,660)	—	—
Class B	(443)	(1,681)	(2,398)	(3,108)	(1,323)	(2,162)	—	—
Class C	(178)	(580)	(2,921)	(2,833)	(764)	(1,094)	—	—
Class R	(81)	(1)	(578)	(130,679)	(320)	(75,707)	—	—
Class Y	(10,242)	(38,069)	(94,474)	(82)	(52,686)	(19)	—	—

Total distributions	(19,919)	(55,521)	(134,178)	(158,448)	(65,578)	(91,608)	(109)	—

CAPITAL SHARE TRANSACTIONS (note 4):
Class A:
Proceeds from sales	20,692	80,056	105,445	133,764	5,825	12,626	3,649	11,715
Reinvestment of distributions	8,788	14,824	24,845	21,190	8,932	10,483	—	—
Payments for redemptions	(18,185)	(32,674)	(49,981)	(40,923)	(6,557)	(10,454)	(7,928)	(11,925)

Increase (decrease) in net assets from Class A transactions	11,295	62,206	80,309	114,031	8,200	12,655	(4,279)	(210)

Class B:
Proceeds from sales	138	523	1,365	2,081	126	422	191	416
Reinvestment of distributions	412	1,555	2,264	2,956	1,220	2,072	—	—
Payments for redemptions (note 3)	(1,236)	(2,849)	(2,169)	(3,022)	(1,059)	(2,975)	(1,689)	(3,430)

Increase (decrease) in net assets from Class B transactions	(686)	(771)	1,460	2,015	287	(481)	(1,498)	(3,014)

Class C:
Proceeds from sales	418	999	10,698	7,783	731	825	936	2,029
Reinvestment of distributions	151	576	2,706	2,746	736	1,069	—	—
Payments for redemptions (note 3)	(700)	(1,520)	(2,655)	(5,254)	(1,015)	(1,809)	(937)	(2,015)

Increase (decrease) in net assets from Class C transactions	(131)	55	10,749	5,275	452	85	(1)	14

Class R (1):
Proceeds from sales	326	1,386	19,079	2,537	1,472	1,900	—	—
Reinvestment of distributions	81	1	578	82	323	22	—	—
Payments for redemptions	(453)	(76)	(1,015)	(352)	(261)	(196)	—	—

Increase (decrease) in net assets from Class R transactions	(46)	1,311	18,642	2,267	1,534	1,726	—	—

Class Y:
Proceeds from sales	8,143	40,576	128,102	129,554	29,085	50,760	19,759	49,629
Reinvestment of distributions	7,633	29,517	71,615	103,456	46,881	66,461	38	—
Payments for redemptions	(41,678)	(77,933)	(91,803)	(195,174)	(46,770)	(99,660)	(7,783)	(22,033)

Increase (decrease) in net assets from Class Y transactions	(25,902)	(7,840)	107,914	37,836	29,196	17,561	12,014	27,596

Increase (decrease) in net assets from capital share transactions	(15,470)	54,961	219,074	161,424	39,669	31,546	6,236	24,386

Total increase (decrease) in net assets	(11,879)	31,378	144,930	177,265	(5,852)	19,039	16,024	39,275
Net assets at beginning of period	331,742	300,364	991,113	813,848	427,179	408,140	107,302	68,027

Net assets at end of period	$319,863	$331,742	$1,136,043	$991,113	$421,327	$427,179	$123,326	$107,302

Undistributed (distributions in excess of) net investment income at end of period	$(1,348)	$—	$(752)	$—	$(193)	$—	$(17)	$93

(1)	Class R is not offered by the Small-Mid Cap Core Fund.
First American Funds Semiannual Report 2007       45

Financial Highlights  For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized	Distributions	Distributions	Net Asset
	Value	Net	Gains	from Net	from	Value
	Beginning	Investment	(Losses) on	Realized	Return of	End of
	of Period	Loss	Investments	Gains	Capital	Period

Small Cap Growth Opportunities Fund
Class A
2007 (1)(2)	$20.49	$(0.10)	$1.57	$(1.32)	$—	$20.64
2006 (2)(3)	22.79	(0.18)	2.37	(4.49)	—	20.49
2005 (2)(4)	23.75	(0.02)	(0.94)	—	—	22.79
2005 (2)(5)	21.74	(0.32)	5.28	(2.95)	—	23.75
2004 (2)(5)	21.95	(0.35)	0.27	(0.13)	—	21.74
2003 (2)(5)	13.86	(0.28)	8.37	—	—	21.95
2002 (5)	16.89	(0.26)	(2.74)	—	(0.03)	13.86
Class B
2007 (1)(2)	$18.76	$(0.16)	$1.43	$(1.32)	$—	$18.71
2006 (2)(3)	21.36	(0.31)	2.20	(4.49)	—	18.76
2005 (2)(4)	22.27	(0.03)	(0.88)	—	—	21.36
2005 (2)(5)	20.69	(0.45)	4.98	(2.95)	—	22.27
2004 (2)(5)	21.05	(0.50)	0.27	(0.13)	—	20.69
2003 (2)(5)	13.39	(0.40)	8.06	—	—	21.05
2002 (5)	16.44	(0.39)	(2.63)	—	(0.03)	13.39
Class C
2007 (1)(2)	$19.53	$(0.16)	$1.48	$(1.32)	$—	$19.53
2006 (2)(3)	22.05	(0.32)	2.29	(4.49)	—	19.53
2005 (2)(4)	23.00	(0.04)	(0.91)	—	—	22.05
2005 (2)(5)	21.28	(0.48)	5.15	(2.95)	—	23.00
2004 (2)(5)	21.65	(0.49)	0.25	(0.13)	—	21.28
2003 (2)(5)	13.77	(0.43)	8.31	—	—	21.65
2002 (5)	16.90	(0.19)	(2.91)	—	(0.03)	13.77
Class R (6)
2007 (1)(2)	$20.39	$(0.12)	$1.56	$(1.32)	$—	$20.51
2006 (2)(3)	22.75	(0.23)	2.36	(4.49)	—	20.39
2005 (2)(4)	23.72	(0.03)	(0.94)	—	—	22.75
2005 (2)(5)	21.74	(0.48)	5.41	(2.95)	—	23.72
2004 (2)(5)	21.95	(0.42)	0.34	(0.13)	—	21.74
2003 (2)(5)	13.86	(0.28)	8.37	—	—	21.95
2002 (5)	16.89	(0.26)	(2.74)	—	(0.03)	13.86
Class Y
2007 (1)(2)	$21.66	$(0.08)	$1.67	$(1.32)	$—	$21.93
2006 (2)(3)	23.81	(0.13)	2.47	(4.49)	—	21.66
2005 (2)(4)	24.81	(0.02)	(0.98)	—	—	23.81
2005 (2)(5)	22.55	(0.27)	5.48	(2.95)	—	24.81
2004 (2)(5)	22.70	(0.32)	0.30	(0.13)	—	22.55
2003 (2)(5)	14.30	(0.25)	8.65	—	—	22.70
2002 (5)	17.38	(0.25)	(2.80)	—	(0.03)	14.30

(1)	For the six-month period ended April 30, 2007 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

(2)	Per share data calculated using average shares outstanding method.

(3)	For the period November 1 to October 31 in the year indicated.

(4)	For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund’s fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

(5)	For the period October 1 to September 30 in the year indicated.

(6)	Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

(7)	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
The accompanying notes are an integral part of the financial statements.
46      First American Funds Semiannual Report 2007

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses to	Loss to
		Ratio of	Investment	Average	Average Net
	Net Assets	Expenses to	Loss to	Net Assets	Assets	Portfolio
Total	End of	Average	Average	(Excluding	(Excluding	Turnover
Return (7)	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

7.55%	$151,610	1.47%	(0.95)%	1.58%	(1.06)%	50%
9.91	138,786	1.47	(0.88)	1.58	(0.99)	209
(4.04)	78,357	1.47	(1.17)	1.56	(1.26)	14
24.21	84,567	1.82	(1.42)	1.87	(1.47)	190
(0.39)	101,031	1.93	(1.42)	1.96	(1.45)	178
58.37	81,999	1.93	(1.63)	1.97	(1.67)	137
(17.84)	44,834	1.93	(1.53)	1.97	(1.57)	123
7.16%	$5,826	2.22%	(1.71)%	2.33%	(1.82)%	50%
9.03	6,540	2.22	(1.62)	2.33	(1.73)	209
(4.09)	8,271	2.22	(1.93)	2.31	(2.02)	14
23.27	8,760	2.57	(2.16)	2.62	(2.21)	190
(1.13)	9,063	2.68	(2.16)	2.71	(2.19)	178
57.21	6,441	2.68	(2.38)	2.72	(2.42)	137
(18.45)	3,779	2.68	(2.28)	2.72	(2.32)	123

7.13%	$2,534	2.22%	(1.70)%	2.33%	(1.81)%	50%
9.11	2,664	2.22	(1.63)	2.33	(1.74)	209
(4.13)	2,962	2.22	(1.93)	2.31	(2.02)	14
23.28	3,152	2.57	(2.20)	2.62	(2.25)	190
(1.14)	4,669	2.68	(2.07)	2.71	(2.10)	178
57.23	1,529	2.68	(2.38)	2.72	(2.42)	137
(18.42)	260	2.68	(2.31)	2.72	(2.35)	123

7.43%	$1,285	1.72%	(1.21)%	1.83%	(1.32)%	50%
9.62	1,323	1.72	(1.16)	1.95	(1.39)	209
(4.09)	5	1.72	(1.43)	1.96	(1.67)	14
24.06	5	2.07	(2.14)	2.27	(2.34)	190
(0.39)	1	1.93	(1.67)	1.96	(1.70)	178
58.37	3,694	1.93	(1.62)	1.97	(1.66)	137
(17.84)	2,027	1.93	(1.53)	1.97	(1.57)	123

7.70%	$158,608	1.22%	(0.71)%	1.33%	(0.82)%	50%
10.16	182,429	1.22	(0.63)	1.33	(0.74)	209
(4.03)	210,769	1.22	(0.92)	1.31	(1.01)	14
24.47	220,772	1.57	(1.15)	1.62	(1.20)	190
(0.11)	224,432	1.68	(1.25)	1.71	(1.28)	178
58.74	382,389	1.68	(1.38)	1.72	(1.42)	137
(17.62)	208,439	1.68	(1.28)	1.72	(1.32)	123

First American Funds Semiannual Report 2007       47

Financial Highlights  For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized	Distributions	Net Asset
	Value	Net	Gains	from Net	Value
	Beginning	Investment	(Losses) on	Realized	End of
	of Period	Income (Loss)	Investments	Gains	Period

Small Cap Select Fund (1)
Class A
2007 (2)	$15.12	$(0.02)	$0.84	$(2.08)	$13.86
2006 (3)	15.33	(0.05)	3.05	(3.21)	15.12
2005 (4)	15.82	(0.01)	(0.48)	—	15.33
2005 (5)	15.95	(0.08)	3.10	(3.15)	15.82
2004 (5)	14.52	(0.12)	2.60	(1.05)	15.95
2003 (5)	10.68	(0.09)	3.93	—	14.52
2002 (5)	11.97	(0.10)	(0.30)	(0.89)	10.68
Class B
2007 (2)	$12.88	$(0.06)	$0.70	$(2.08)	$11.44
2006 (3)	13.58	(0.13)	2.64	(3.21)	12.88
2005 (4)	14.02	(0.02)	(0.42)	—	13.58
2005 (5)	14.56	(0.17)	2.78	(3.15)	14.02
2004 (5)	13.42	(0.22)	2.41	(1.05)	14.56
2003 (5)	9.95	(0.17)	3.64	—	13.42
2002 (5)	11.28	(0.19)	(0.25)	(0.89)	9.95
Class C
2007 (2)	$14.36	$(0.07)	$0.78	$(2.08)	$12.99
2006 (3)	14.79	(0.16)	2.94	(3.21)	14.36
2005 (4)	15.28	(0.02)	(0.47)	—	14.79
2005 (5)	15.60	(0.19)	3.02	(3.15)	15.28
2004 (5)	14.32	(0.24)	2.57	(1.05)	15.60
2003 (5)	10.62	(0.18)	3.88	—	14.32
2002 (5)	11.97	(0.20)	(0.26)	(0.89)	10.62
Class R (6)
2007 (2)	$14.98	$(0.04)	$0.82	$(2.08)	$13.68
2006 (3)	15.24	(0.09)	3.04	(3.21)	14.98
2005 (4)	15.73	(0.01)	(0.48)	—	15.24
2005 (5)	15.91	(0.08)	3.05	(3.15)	15.73
2004 (5)	14.49	(0.13)	2.60	(1.05)	15.91
2003 (5)	10.66	(0.09)	3.92	—	14.49
2002 (5)	11.94	(0.10)	(0.29)	(0.89)	10.66
Class Y
2007 (2)	$16.06	$—	$0.88	$(2.08)	$14.86
2006 (3)	16.06	(0.01)	3.22	(3.21)	16.06
2005 (4)	16.57	(0.01)	(0.50)	—	16.06
2005 (5)	16.54	(0.04)	3.22	(3.15)	16.57
2004 (5)	14.98	(0.09)	2.70	(1.05)	16.54
2003 (5)	11.00	(0.06)	4.04	—	14.98
2002 (5)	12.26	(0.07)	(0.30)	(0.89)	11.00

(1)	Per share data calculated using average shares outstanding method.

(2)	For the six-month period ended April 30, 2007 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

(3)	For the fiscal year ended October 31, 2006. All ratios for the period have been annualized, except total return and portfolio turnover.

(4)	For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund’s fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

(5)	For the period October 1 to September 30 in the year indicated.

(6)	Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

(7)	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
The accompanying notes are an integral part of the financial statements.
48      First American Funds Semiannual Report 2007

					Ratio of Net
					Investment
			Ratio of Net	Ratio of	Income
			Investment	Expenses to	(Loss) to
		Ratio of	Income	Average	Average
	Net Assets	Expenses to	(Loss) to	Net Assets	Net Assets	Portfolio
Total	End of	Average	Average	(Excluding	(Excluding	Turnover
Return (7)	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

5.83%	$283,088	1.23%	(0.29)%	1.23%	(0.29)%	44%
22.46	222,293	1.24	(0.38)	1.24	(0.38)	111
(3.10)	104,568	1.25	(0.92)	1.25	(0.92)	14
20.46	107,270	1.22	(0.53)	1.25	(0.56)	122
17.64	97,775	1.21	(0.76)	1.24	(0.79)	116
35.96	73,445	1.21	(0.73)	1.25	(0.77)	145
(4.56)	33,586	1.21	(0.81)	1.25	(0.85)	171

5.40%	$14,911	1.98%	(1.04)%	1.98%	(1.04)%	44%
21.59	15,077	1.99	(1.14)	1.99	(1.14)	111
(3.14)	13,406	2.00	(1.67)	2.00	(1.67)	14
19.45	14,023	1.97	(1.28)	2.00	(1.31)	122
16.88	13,050	1.96	(1.51)	1.99	(1.54)	116
34.88	11,541	1.96	(1.48)	2.00	(1.52)	145
(5.23)	4,613	1.96	(1.56)	2.00	(1.60)	171

5.33%	$27,761	1.98%	(1.04)%	1.98%	(1.04)%	44%
21.64	18,794	1.99	(1.14)	1.99	(1.14)	111
(3.21)	13,453	2.00	(1.67)	2.00	(1.67)	14
19.58	14,418	1.97	(1.28)	2.00	(1.31)	122
16.79	13,841	1.96	(1.50)	1.99	(1.53)	116
34.84	11,128	1.96	(1.47)	2.00	(1.51)	145
(5.09)	3,096	1.96	(1.61)	2.02	(1.67)	171
5.60%	$21,242	1.48%	(0.55)%	1.48%	(0.55)%	44%
22.23	2,697	1.49	(0.59)	1.62	(0.72)	111
(3.11)	333	1.50	(1.14)	1.65	(1.29)	14
20.16	312	1.47	(0.53)	1.65	(0.71)	122
17.60	19	1.21	(0.81)	1.24	(0.84)	116
35.93	11,627	1.21	(0.75)	1.25	(0.79)	145
(4.48)	7,640	1.21	(0.80)	1.25	(0.84)	171
5.87%	$789,041	0.98%	0.04%	0.98%	0.04%	44%
22.81	732,252	0.99	(0.15)	0.99	(0.15)	111
(3.08)	682,088	1.00	(0.67)	1.00	(0.67)	14
20.73	715,496	0.97	(0.28)	1.00	(0.31)	122
17.98	770,981	0.96	(0.52)	0.99	(0.55)	116
36.18	1,024,146	0.96	(0.48)	1.00	(0.52)	145
(4.19)	403,027	0.96	(0.55)	1.00	(0.59)	171

First American Funds Semiannual Report 2007       49

Financial Highlights  For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized	Distributions	Distributions	Net Asset
	Value	Net	Gains	from Net	from Net	Value
	Beginning	Investment	(Losses) on	Investment	Realized	End of
	of Period	Income (Loss)	Investments	Income	Gains	Period

Small Cap Value Fund (1)
Class A
2007 (2)	$15.38	$0.03	$0.63	$(0.02)	$(2.44)	$13.58
2006 (3)	16.34	0.03	2.86	(0.04)	(3.81)	15.38
2005 (4)	16.78	0.01	(0.45)	—	—	16.34
2005 (5)	16.84	0.03	2.63	(0.06)	(2.66)	16.78
2004 (5)	14.28	0.03	3.13	(0.04)	(0.56)	16.84
2003 (5)	11.26	—	3.02	—	—	14.28
2002 (5)	13.40	(0.02)	(0.13)	—	(1.99)	11.26
Class B
2007 (2)	$13.93	$(0.02)	$0.57	$—	$(2.44)	$12.04
2006 (3)	15.19	(0.07)	2.62	—	(3.81)	13.93
2005 (4)	15.61	—	(0.42)	—	—	15.19
2005 (5)	15.92	(0.09)	2.47	(0.03)	(2.66)	15.61
2004 (5)	13.60	(0.08)	2.96	—	(0.56)	15.92
2003 (5)	10.80	(0.08)	2.88	—	—	13.60
2002 (5)	13.01	(0.11)	(0.11)	—	(1.99)	10.80
Class C
2007 (2)	$14.17	$(0.02)	$0.58	$—	$(2.44)	$12.29
2006 (3)	15.39	(0.07)	2.66	—	(3.81)	14.17
2005 (4)	15.82	—	(0.43)	—	—	15.39
2005 (5)	16.10	(0.09)	2.50	(0.03)	(2.66)	15.82
2004 (5)	13.74	(0.08)	3.00	—	(0.56)	16.10
2003 (5)	10.91	(0.09)	2.92	—	—	13.74
2002 (5)	13.13	(0.11)	(0.12)	—	(1.99)	10.91
Class R (6)
2007 (2)	$15.24	$0.01	$0.64	$(0.02)	$(2.44)	$13.43
2006 (3)	16.29	(0.01)	2.84	(0.07)	(3.81)	15.24
2005 (4)	16.74	0.01	(0.46)	—	—	16.29
2005 (5)	16.83	(0.01)	2.64	(0.06)	(2.66)	16.74
2004 (5)	14.27	0.03	3.12	(0.03)	(0.56)	16.83
2003 (5)	11.26	0.01	3.01	(0.01)	—	14.27
2002 (5)	13.40	(0.01)	(0.14)	—	(1.99)	11.26
Class Y
2007 (2)	$15.71	$0.05	$0.65	$(0.05)	$(2.44)	$13.92
2006 (3)	16.62	0.07	2.90	(0.07)	(3.81)	15.71
2005 (4)	17.06	0.01	(0.45)	—	—	16.62
2005 (5)	17.05	0.07	2.67	(0.07)	(2.66)	17.06
2004 (5)	14.44	0.08	3.16	(0.07)	(0.56)	17.05
2003 (5)	11.38	0.03	3.05	(0.02)	—	14.44
2002 (5)	13.48	0.02	(0.12)	(0.01)	(1.99)	11.38

(1)	Per share data calculated using average shares outstanding method.

(2)	For the six-month period ended April 30, 2007 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

(3)	For the period November 1 to October 31 in the year indicated.

(4)	For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund’s fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

(5)	For the period October 1 to September 30 in the year indicated.

(6)	Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

(7)	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
The accompanying notes are an integral part of the financial statements.
50      First American Funds Semiannual Report 2007

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses to	Income (Loss)
		Ratio of	Investment	Average	to Average
	Net Assets	Expenses to	Income (Loss)	Net Assets	Net Assets	Portfolio
Total	End of	Average	to Average	(Excluding	(Excluding	Turnover
Return (7)	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

4.65%	$59,633	1.26%	0.39%	1.26%	0.39%	33%
20.78	57,922	1.26	0.21	1.26	0.21	96
(2.62)	46,467	1.25	0.78	1.25	0.78	15
16.78	48,128	1.24	0.19	1.26	0.17	72
22.70	43,192	1.23	0.21	1.25	0.19	34
26.86	32,416	1.23	0.02	1.25	—	49
(2.19)	27,205	1.23	(0.12)	1.26	(0.15)	37

4.28%	$7,139	2.01%	(0.36)%	2.01%	(0.36)%	33%
19.88	7,855	2.01	(0.53)	2.01	(0.53)	96
(2.69)	8,913	2.00	0.03	2.00	0.03	15
15.90	9,325	1.99	(0.56)	2.01	(0.58)	72
21.76	9,901	1.98	(0.51)	2.00	(0.53)	34
25.93	12,560	1.98	(0.73)	2.00	(0.75)	49
(2.91)	12,008	1.98	(0.87)	2.01	(0.90)	37

4.27%	$4,285	2.01%	(0.36)%	2.01%	(0.36)%	33%
19.89	4,405	2.01	(0.53)	2.01	(0.53)	96
(2.72)	4,590	2.00	0.03	2.00	0.03	15
15.92	4,808	1.99	(0.56)	2.01	(0.58)	72
21.83	4,609	1.98	(0.52)	2.00	(0.54)	34
25.94	4,354	1.98	(0.74)	2.00	(0.76)	49
(2.96)	4,873	1.98	(0.87)	2.01	(0.90)	37

4.59%	$3,159	1.51%	0.12%	1.51%	0.12%	33%
20.44	1,849	1.51	(0.09)	1.63	(0.21)	96
(2.69)	4	1.50	0.59	1.65	0.44	15
16.60	4	1.49	(0.04)	1.66	(0.21)	72
22.69	1	1.23	0.22	1.25	0.20	34
26.79	1,351	1.23	0.04	1.25	0.02	49
(2.19)	424	1.24	(0.11)	1.27	(0.14)	37

4.83%	$347,111	1.01%	0.64%	1.01%	0.64%	33%
21.01	355,148	1.01	0.47	1.01	0.47	96
(2.58)	348,166	1.00	1.03	1.00	1.03	15
17.08	363,261	0.99	0.44	1.01	0.42	72
23.02	367,774	0.98	0.50	1.00	0.48	34
27.10	428,846	0.98	0.27	1.00	0.25	49
(1.83)	368,092	0.98	0.13	1.01	0.10	37

First American Funds Semiannual Report 2007       51

Financial Highlights  For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized	Distributions	Net Asset
	Value	Net	Gains	from Net	Value
	Beginning	Investment	(Losses) on	Investment	End of
	of Period	Income (Loss)	Investments	Income	Period

Small-Mid Cap Core Fund (1)(2)
Class A
2007 (3)	$9.57	$—	$0.84	$—	$10.41
2006 (4)	8.03	0.01	1.53	—	9.57
2005 (5)	8.31	(0.01)	(0.27)	—	8.03
2005 (6)	7.40	(0.07)	0.98	—	8.31
2004 (6)	7.05	(0.07)	0.42	—	7.40
2003 (6)	4.29	(0.03)	2.79	—	7.05
2002 (6)	6.36	(0.07)	(2.00)	—	4.29
Class B
2007 (3)	$8.34	$(0.03)	$0.73	$—	$9.04
2006 (4)	7.06	(0.04)	1.32	—	8.34
2005 (5)	7.31	(0.01)	(0.24)	—	7.06
2005 (6)	6.55	(0.11)	0.87	—	7.31
2004 (6)	6.29	(0.11)	0.37	—	6.55
2003 (6)	3.86	(0.07)	2.50	—	6.29
2002 (6)	5.77	(0.11)	(1.80)	—	3.86
Class C
2007 (3)	$9.09	$(0.04)	$0.81	$—	$9.86
2006 (4)	7.69	(0.05)	1.45	—	9.09
2005 (5)	7.97	(0.01)	(0.27)	—	7.69
2005 (6)	7.14	(0.12)	0.95	—	7.97
2004 (6)	6.86	(0.12)	0.40	—	7.14
2003 (6)	4.20	(0.07)	2.73	—	6.86
2002 (6)	6.28	(0.12)	(1.96)	—	4.20
Class Y
2007 (3)	$9.95	$0.01	$0.88	$(0.01)	$10.83
2006 (4)	8.34	0.04	1.57	—	9.95
2005 (5)	8.63	—	(0.29)	—	8.34
2005 (6)	7.66	(0.05)	1.02	—	8.63
2004 (6)	7.28	(0.05)	0.43	—	7.66
2003 (6)	4.42	(0.01)	2.87	—	7.28
2002 (6)	6.53	(0.05)	(2.06)	—	4.42

(1)	Per share data calculated using average shares outstanding method.

(2)	The financial highlights for Small-Mid Cap Core Fund as set forth herein include the historical financial highlights of the First American Technology Fund. Effective October 3, 2005, the fund’s name and strategy changed.

(3)	For the six-month period ended April 30, 2007 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

(4)	For the period November 1 to October 31 in the year indicated.

(5)	For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund’s fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

(6)	For the period October 1 to September 30 in the year indicated.

(7)	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
The accompanying notes are an integral part of the financial statements.
52      First American Funds Semiannual Report 2007

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses to	Income (Loss)
		Ratio of	Investment	Average	to Average
	Net Assets	Expenses to	Income (Loss)	Net Assets	Net Assets	Portfolio
Total	End of	Average	to Average	(Excluding	(Excluding	Turnover
Return (7)	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

8.78%	$24,041	1.41%	(0.06)%	1.48%	(0.13)%	70%
19.18	26,190	1.39	0.12	1.46	0.05	110
(3.37)	22,339	1.34	(0.86)	1.34	(0.86)	80
12.30	23,016	1.42	(0.83)	1.50	(0.91)	197
4.96	27,356	1.23	(0.86)	1.28	(0.91)	51
64.34	27,936	1.23	(0.52)	1.29	(0.58)	110
(32.55)	18,267	1.23	(0.89)	1.70	(1.36)	288
8.39%	$7,855	2.16%	(0.81)%	2.23%	(0.88)%	70%
18.13	8,689	2.14	(0.58)	2.21	(0.65)	110
(3.42)	10,054	2.09	(1.61)	2.09	(1.61)	80
11.60	10,685	2.17	(1.59)	2.25	(1.67)	197
4.13	13,445	1.98	(1.60)	2.03	(1.65)	51
62.95	16,016	1.98	(1.26)	2.04	(1.32)	110
(33.10)	11,190	1.98	(1.64)	2.45	(2.11)	288
8.47%	$5,409	2.16%	(0.83)%	2.23%	(0.90)%	70%
18.21	4,986	2.14	(0.64)	2.21	(0.71)	110
(3.51)	4,253	2.09	(1.61)	2.09	(1.61)	80
11.62	4,485	2.17	(1.59)	2.25	(1.67)	197
4.08	6,000	1.98	(1.60)	2.03	(1.65)	51
63.33	7,056	1.98	(1.25)	2.04	(1.31)	110
(33.12)	5,064	1.98	(1.64)	2.45	(2.11)	288
9.00%	$86,021	1.16%	0.16%	1.23%	0.09%	70%
19.30	67,437	1.14	0.35	1.21	0.28	110
(3.36)	31,381	1.09	(0.61)	1.09	(0.61)	80
12.66	33,537	1.17	(0.58)	1.25	(0.66)	197
5.22	43,758	0.98	(0.60)	1.03	(0.65)	51
64.71	59,817	0.98	(0.24)	1.04	(0.30)	110
(32.31)	44,134	0.98	(0.64)	1.45	(1.11)	288

First American Funds Semiannual Report 2007       53

Schedule of  Investments April 30, 2007 (unaudited), all dollars are rounded to thousands (000)

Mid Cap Growth Opportunities Fund
DESCRIPTION	SHARES	VALUE

Common Stocks – 99.1%
Consumer Discretionary – 18.2%
Abercrombie & Fitch, Class A (a)	448,726	$36,643
Chico’s FAS (a) (b)	612,503	16,146
Chipolte Mexican Grill, Class A (a) (b)	141,900	9,256
Chipolte Mexican Grill, Class B (a) (b)	71,996	4,314
Dick’s Sporting Goods (a) (b)	403,078	22,609
International Game Technology (a)	376,006	14,341
Newell Rubbermaid	568,635	17,440
Nordstrom (a)	598,934	32,893
NutriSystem (a) (b)	274,091	16,994
Office Depot (b)	870,569	29,269
Omnicom Group (a)	250,078	26,186
Polo Ralph Lauren (a)	337,851	31,119
Scientific Games, Class A (a) (b)	1,123,054	37,386
Texas Roadhouse, Class A (a) (b)	934,239	13,659
WMS Industries (a) (b)	310,743	12,386

		320,641

Consumer Staples – 1.9%
Bare Escentuals (b)	332,588	13,446
Estee Lauder, Class A	398,303	20,481

		33,927

Energy – 7.7%
Cameron International (a) (b)	392,368	25,335
Chesapeake Energy (a)	284,392	9,598
Hess (a)	256,609	14,562
Smith International (a)	443,304	23,247
Weatherford International (a) (b)	427,410	22,435
Williams	485,851	14,333
XTO Energy (a)	501,328	27,207

		136,717

Financials – 10.1%
Affiliated Managers Group (a) (b)	130,017	15,294
AllianceBernstein Holding	173,113	15,746
Ambac Financial Group (a)	251,572	23,094
Bear Stearns (a)	102,046	15,889
CIT Group	285,220	17,013
ICICI Bank – ADR (a)	563,025	23,039
Northern Trust	333,608	21,001
PMI Group (a)	623,527	30,222
W.R. Berkley	514,308	16,710

		178,008

Healthcare – 14.7%
Applied Biosystems Group – Applera	760,383	23,754
Celgene (a) (b)	420,752	25,733
Coventry Health Care (b)	495,068	28,630
DENTSPLY International (a)	620,014	20,715
Healthways (a) (b)	591,675	25,099
Henry Schein (a) (b)	397,024	20,697
Humana (b)	313,372	19,818
Medco Health Solutions (b)	301,185	23,498
Pediatrix Medical Group (a) (b)	206,487	11,780
Thermo Fisher Scientific (a) (b)	1,158,629	60,318

		260,042

Industrials – 16.9%
American Reprographics (a) (b)	410,383	13,625
C.H. Robinson Worldwide (a)	183,408	9,805
Cooper Industries, Class A	368,313	18,327
Cummins	332,874	30,678
Dun & Bradstreet (a)	232,322	20,979
L-3 Communications Holdings	261,128	23,483
Landstar	441,687	21,338
Monster Worldwide (a) (b)	492,422	20,706
MSC Industrial Direct, Class A (a)	467,292	22,776
Precision Castparts (a)	424,146	44,158
Republic Services	1,017,022	28,405
Rockwell Collins (a)	318,205	20,896
Roper Industries (a)	410,859	23,033

		298,209

Information Technology – 22.7%
Alliance Data Systems (a) (b)	381,748	24,302
Amphenol, Class A (a)	505,652	17,753
Autodesk (b)	975,839	40,273
Cognizant Technology Solutions, Class A (a) (b)	205,355	18,359
Cognos (a) (b)	417,394	17,994
F5 Networks (b)	300,964	23,108
Fairchild Semiconductor International, Class A (a) (b)	1,143,109	20,119
Intersil, Class A (a)	1,072,944	31,963
Juniper Networks (a) (b)	1,189,678	26,601
Lam Research (a) (b)	254,870	13,707
Maxim Integrated Products	768,771	24,385
MEMC Electronic Materials (b)	463,951	25,462
Network Appliance (b)	710,990	26,456
NVIDIA (b)	1,053,037	34,634
Paychex (a)	871,422	32,330
SiRF Technology Holdings (a) (b)	460,423	11,170
Trident Microsystems (a) (b)	541,967	11,506

		400,122

Materials – 1.0%
Freeport-McMoRan Copper & Gold, Class B (a)	263,581	17,702

Telecommunication Services – 5.9%
American Tower, Class A (b)	1,315,745	49,998
NeuStar, Class A (a) (b)	615,185	17,693
NII Holdings, Class B (a) (b)	474,088	36,386

		104,077

Total Common Stocks (Cost $1,406,816)		1,749,445

Short-Term Investment – 0.8%
First American Prime Obligations Fund, Class Z (c) (Cost $13,913)	13,912,885	13,913

Investment Purchased with Proceeds from Securities Lending – 38.4%
Mount Vernon Securities Lending Prime Portfolio (d) (Cost $677,628)	677,627,682	677,628

Total Investments – 138.3% (Cost $2,098,357)		2,440,986

Other Assets and Liabilities, Net – (38.3)%		(676,554)

Total Net Assets – 100.0%		$1,764,432

(a)	This security or a portion of this security is out on loan at April 30, 2007. Total loaned securities had a market value of $644,445 at April 30, 2007. See note 2 in Notes to Financial Statements.

(b)	Non-income producing security.

(c)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund. See note 2 in Notes to Financial Statements.

(d)	The fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund receives collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund. See note 2 in Notes to Financial Statements.

ADR –	American Depository Receipt
The accompanying notes are an integral part of the financial statements.
54      First American Funds Semiannual Report 2007

Mid Cap Value Fund
DESCRIPTION	SHARES	VALUE

Common Stocks – 97.7%
Consumer Discretionary – 14.1%
BorgWarner (a)	139,819	$10,893
Ford Motor (a)	1,409,275	11,331
Fortune Brands (a)	138,687	11,109
Gannett (a)	356,997	20,370
Gap	825,537	14,818
Hovnanian Enterprises, Class A (a) (b)	328,253	7,875
Newell Rubbermaid	369,271	11,326
Pulte Homes (a)	201,685	5,425
R.H. Donnelley (a) (b)	213,703	16,688
Sherwin-Williams	122,530	7,814
Standard-Pacific (a)	416,070	8,675
Stanley Works (a)	195,858	11,415
Talbots (a)	575,460	13,523
WMS Industries (a) (b)	200,344	7,986

		159,248

Consumer Staples – 9.6%
ConAgra Foods	478,057	11,751
Corn Products International	601,272	23,943
Pantry (a) (b)	351,755	15,825
Pepsi Bottling	477,002	15,650
Pilgrim’s Pride (a)	261,515	9,548
Supervalu (a)	546,059	25,064
Tyson Foods, Class A (a)	318,358	6,673

		108,454

Energy – 6.1%
GlobalSantaFe	270,705	17,306
Hess (a)	114,508	6,498
National-Oilwell Varco (b)	99,585	8,450
Noble Energy	225,715	13,274
Peabody Energy (a)	233,548	11,206
Sunoco (a)	161,287	12,182

		68,916

Financials – 23.8%
Ambac Financial Group (a)	254,894	23,399
AmeriCredit (b)	225,676	5,694
Amvescap – ADR	244,435	5,796
AON (a)	215,842	8,364
Boston Properties – REIT (a)	104,430	12,277
Brookfield Properties (a)	119,767	4,919
Camden Property Trust – REIT (a)	114,990	8,009
CIT Group	449,434	26,809
City National (a)	172,011	12,595
Comerica (a)	118,821	7,356
Developers Diversified Realty – REIT (a)	125,111	8,145
Health Care Property Investors – REIT (a)	128,923	4,563
IndyMac Bancorp (a)	279,644	8,456
KeyCorp (a)	417,407	14,893
Marshall & Ilsley (a)	464,001	22,281
Northern Trust	349,006	21,970
PMI Group (a)	401,773	19,474
Prologis – REIT (a)	146,873	9,517
StanCorp Financial Group	150,109	7,145
TD Ameritrade (a) (b)	643,992	10,980
Ventas (a)	112,766	4,754
W.R. Berkley	482,761	15,685
Weingarten Realty Investors – REIT (a)	106,426	5,093

		268,174

Healthcare – 3.0%
AmerisourceBergen (a)	106,526	5,325
CIGNA	37,808	5,883
Community Health Systems (b)	298,957	11,002
King Pharmaceuticals (a) (b)	567,638	11,608

		33,818

Industrials – 10.7%
AirTran Holdings (a) (b)	1,445,282	15,913
American Standard	284,899	15,686
Con-way	161,565	8,826
Crane (a)	299,262	12,722
Ingersoll-Rand, Class A	345,783	15,439
J.B. Hunt Transport Services	222,275	6,015
Joy Global (a)	250,564	12,686
Republic Services	656,905	18,347
Werner Enterprises (a)	759,529	14,363

		119,997

Information Technology – 9.5%
Avnet (a) (b)	170,870	6,989
Electronic Data Systems (a)	890,849	26,048
Fairchild Semiconductor International, Class A (a)(b)	851,172	14,981
Harris (a)	399,929	20,536
Intersil, Class A	547,383	16,307
Juniper Networks (b)	278,441	6,226
Sybase (b)	425,458	10,292
Xerox (b)	309,918	5,733

		107,112

Materials – 9.8%
Airgas	397,032	17,688
Bemis	416,042	13,821
Freeport-McMoRan Copper & Gold, Class B	354,345	23,798
Owens-Illinois (b)	821,712	24,725
PPG Industries (a)	129,517	9,530
Rohm & Haas	399,783	20,457

		110,019

Telecommunication Services – 1.2%
Qwest Communications International (a) (b)	642,459	5,705
Time Warner Telecom, Class A (a) (b)	374,948	7,686

		13,391

Utilities – 9.9%
Constellation Energy (a)	199,076	17,742
Edison International	332,603	17,412
Entergy (a)	201,784	22,830
PPL (a)	488,273	21,293
Sempra Energy	329,909	20,942
TECO Energy (a)	612,418	10,993

		111,212

Total Common Stocks (Cost $938,366)		1,100,341

Short-Term Investment – 2.6%
First American Prime Obligations Fund, Class Z (c) (Cost $29,377)	29,376,914	29,377

First American Funds Semiannual Report 2007       55

Schedule of  Investments April 30, 2007 (unaudited), all dollars are rounded to thousands (000)

Mid Cap Value Fund (concluded)
DESCRIPTION	SHARES	VALUE

Investment Purchased with Proceeds from Securities Lending – 33.3%
Mount Vernon Securities Lending Prime Portfolio (d) (Cost $374,614)	374,614,403	$374,614

Total Investments – 133.6% (Cost $1,342,357)		1,504,332

Other Assets and Liabilities, Net – (33.6)%		(378,049)

Total Net Assets – 100.0%		$1,126,283

(a)	This security or a portion of this security is out on loan at April 30, 2007. Total loaned securities had a market value of $355,310 at April 30, 2007. See note 2 in Notes to Financial Statements.

(b)	Non-income producing security.

(c)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

(d)	The fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund receives collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund. See note 2 in Notes to Financial Statements.

ADR –	American Depository Receipt

REIT –	Real Estate Investment Trust
The accompanying notes are an integral part of the financial statements.
56      First American Funds Semiannual Report 2007

Statements of  Assets and Liabilities April 30, 2007 (unaudited), all dollars and shares are rounded to thousands (000), except for per share data

	Mid Cap
	Growth
	Opportunities	Mid Cap
	Fund	Value Fund

Investments in unaffiliated securities, at cost	$1,406,816	$938,366
Investment in affiliated money market fund, at cost	13,913	29,377
Affiliated investment purchased with proceeds from securities lending, at cost (note 2)	677,628	374,614

ASSETS:
Investments in unaffiliated securities, at value* (note 2)	$1,749,445	$1,100,341
Investment in affiliated money market fund, at value (note 2)	13,913	29,377
Affiliated investments purchased with proceeds from securities lending, at value (note 2)	677,628	374,614
Receivable for dividends and interest	450	529
Receivable for investment securities sold	23,297	—
Receivable for capital shares sold	947	1,244
Prepaid expenses and other assets	39	49

Total assets	2,465,719	1,506,154

LIABILITIES:
Payable for investment securities purchased	19,448	3,441
Payable upon return of securities loaned (note 2)	677,628	374,614
Payable for capital shares redeemed	2,690	827
Payable to affiliates (note 3)	1,372	872
Payable for distribution and shareholder servicing fees	118	92
Accrued expenses and other liabilities	31	25

Total liabilities	701,287	379,871

Net assets	$1,764,432	$1,126,283

COMPOSITION OF NET ASSETS:
Portfolio capital	1,319,506	888,765
Distributions in excess of net investment income	(3,273)	(1,444)
Accumulated net realized gain on investments	105,570	76,987
Net unrealized appreciation of investments	342,629	161,975

Net assets	$1,764,432	$1,126,283

*Including securities loaned, at value	$644,445	$355,310

Class A:
Net assets	$382,557	$258,263
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	9,065	9,356
Net asset value and redemption price per share	$42.20	$27.60
Maximum offering price per share (1)	$44.66	$29.21
Class B:
Net assets	$15,425	$8,807
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	402	335
Net asset value, offering price, and redemption price per share (2)	$38.40	$26.31
Class C:
Net assets	$23,212	$24,713
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	579	919
Net asset value, offering price, and redemption price per share (2)	$40.06	$26.88
Class R:
Net assets	$21,728	$32,178
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	519	1,170
Net asset value, offering price, and redemption price per share	$41.84	$27.50
Class Y:
Net assets	$1,321,510	$802,322
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	29,555	28,917
Net asset value, offering price, and redemption price per share	$44.71	$27.75

(1)	The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

(2)	Class B and C have a contingent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.
First American Funds Semiannual Report 2007       57

Statements of  Operations For the six-month period ended April 30, 2007 (unaudited), all dollars are rounded to thousands (000)

	Mid Cap
	Growth
	Opportunities	Mid Cap
	Fund	Value Fund

INVESTMENT INCOME:
Dividends from affiliated money market fund	$622	$766
Dividends from unaffiliated securities	4,218	8,355
Less: Foreign taxes withheld	—	(10)
Securities lending income	567	200

Total investment income	5,407	9,311

EXPENSES (note 3):
Investment advisory fees	5,807	3,627
Administration fees	1,852	1,158
Transfer agent fees	205	130
Custodian fees	41	26
Professional fees	21	20
Registration fees	31	30
Postage and printing fees	44	24
Directors’ fees	9	10
Other expenses	10	10
Distribution and shareholder servicing fees – Class A	438	290
Distribution and shareholder servicing fees – Class B	77	43
Distribution and shareholder servicing fees – Class C	104	106
Distribution and shareholder servicing fees – Class R	47	62

Total expenses	8,686	5,536

Less: Indirect payments from custodian (note 3)	(6)	(7)

Total net expenses	8,680	5,529

Investment income (loss) – net	(3,273)	3,782

REALIZED AND UNREALIZED GAINS ON INVESTMENTS – NET (note 5):
Net realized gain on investments	138,661	78,209
Net change in unrealized appreciation or depreciation of investments	53,368	21,972

Net gain on investments	192,029	100,181

Net increase in net assets resulting from operations	$188,756	$103,963

The accompanying notes are an integral part of the financial statements.
58      First American Funds Semiannual Report 2007

Statements of  Changes in Net Assets all dollars are rounded to thousands (000)

	Mid Cap Growth		Mid Cap
	Opportunities Fund		Value Fund

	Six-Month		Six-Month
	Period Ended	Year	Period Ended	Year
	4/30/07	Ended	4/30/07	Ended
	(unaudited)	10/31/06	(unaudited)	10/31/06

OPERATIONS:
Investment income (loss) – net	$(3,273)	$(1,535)	$3,782	$5,929
Net realized gain on investments	138,661	161,244	78,209	62,972
Net change in unrealized appreciation or depreciation of investments	53,368	34,383	21,972	56,622

Net increase in net assets resulting from operations	188,756	194,092	103,963	125,523

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	—	—	(1,072)	(693)
Class B	—	—	(14)	(14)
Class C	—	—	(40)	(21)
Class R	—	—	(91)	(33)
Class Y	—	—	(4,009)	(5,752)
Net realized gain on investments:
Class A	(30,495)	(31,106)	(12,946)	(3,267)
Class B	(1,524)	(1,639)	(528)	(485)
Class C	(1,884)	(1,741)	(1,174)	(427)
Class R	(1,645)	(1,068)	(1,102)	(81)
Class Y	(106,455)	(121,918)	(42,784)	(31,352)

Total distributions	(142,003)	(157,472)	(63,760)	(42,125)

CAPITAL SHARE TRANSACTIONS (note 4):
Class A:
Proceeds from sales	62,027	138,564	118,562	109,279
Reinvestment of distributions	29,160	30,411	13,622	3,794
Payments for redemptions	(40,089)	(166,778)	(38,961)	(23,533)

Increase in net assets from Class A transactions	51,098	2,197	93,223	89,540

Class B:
Proceeds from sales	668	2,403	725	1,757
Reinvestment of distributions	1,419	1,544	513	483
Payments for redemptions (note 3)	(2,395)	(2,973)	(1,304)	(3,785)

Increase (decrease) in net assets from Class B transactions	(308)	974	(66)	(1,545)

Class C:
Proceeds from sales	4,546	9,430	6,346	11,403
Reinvestment of distributions	1,765	1,697	1,083	424
Payments for redemptions (note 3)	(3,037)	(7,181)	(1,713)	(2,366)

Increase in net assets from Class C transactions	3,274	3,946	5,716	9,461

Class R:
Proceeds from sales	5,515	13,794	14,982	17,551
Reinvestment of distributions	1,645	1,068	1,184	108
Payments for redemptions	(3,761)	(2,657)	(3,023)	(1,395)

Increase in net assets from Class R transactions	3,399	12,205	13,143	16,264

Class Y:
Proceeds from sales	76,823	175,964	66,779	123,981
Reinvestment of distributions	78,118	98,347	33,077	27,701
Payments for redemptions	(113,884)	(300,042)	(54,858)	(91,763)

Increase (decrease) in net assets from Class Y transactions	41,057	(25,731)	44,998	59,919

Increase (decrease) in net assets from capital share transactions	98,520	(6,409)	157,014	173,639

Total increase in net assets	145,273	30,211	197,217	257,037
Net assets at beginning of period	1,619,159	1,588,948	929,066	672,029

Net assets at end of period	$1,764,432	$1,619,159	$1,126,283	$929,066

Undistributed (distributions in excess of) net investment income at end of period	$(3,273)	$—	$(1,444)	$—

First American Funds Semiannual Report 2007       59

Financial Highlights  For a share outstanding throughout the indicated period.

			Realized and
	Net Asset		Unrealized	Distributions	Net Asset
	Value	Net	Gains	from Net	Value
	Beginning	Investment	(Losses) on	Realized	End of
	of Period	Loss	Investments	Gains	Period

Mid Cap Growth Opportunities Fund
Class A
2007 (1)(2)	$41.43	$(0.12)	$4.70	$(3.81)	$42.20
2006 (2)(3)	40.77	(0.11)	5.04	(4.27)	41.43
2005 (2)(4)	41.55	(0.02)	(0.76)	—	40.77
2005 (2)(5)	38.19	(0.24)	9.65	(6.05)	41.55
2004 (2)(5)	33.68	(0.30)	5.88	(1.07)	38.19
2003 (2)(5)	26.45	(0.18)	7.41	—	33.68
2002 (5)	28.33	(0.11)	(1.77)	—	26.45
Class B
2007 (1)(2)	$38.15	$(0.25)	$4.31	$(3.81)	$38.40
2006 (2)(3)	38.12	(0.38)	4.68	(4.27)	38.15
2005 (2)(4)	38.87	(0.05)	(0.70)	—	38.12
2005 (2)(5)	36.31	(0.51)	9.12	(6.05)	38.87
2004 (2)(5)	32.30	(0.55)	5.63	(1.07)	36.31
2003 (2)(5)	25.56	(0.39)	7.13	—	32.30
2002 (5)	27.59	(0.18)	(1.85)	—	25.56
Class C
2007 (1)(2)	$39.65	$(0.26)	$4.48	$(3.81)	$40.06
2006 (2)(3)	39.46	(0.40)	4.86	(4.27)	39.65
2005 (2)(4)	40.23	(0.05)	(0.72)	—	39.46
2005 (2)(5)	37.40	(0.53)	9.41	(6.05)	40.23
2004 (2)(5)	33.24	(0.57)	5.80	(1.07)	37.40
2003 (2)(5)	26.29	(0.40)	7.35	—	33.24
2002 (5)	28.33	(0.10)	(1.94)	—	26.29
Class R (6)
2007 (1)(2)	$41.15	$(0.17)	$4.67	$(3.81)	$41.84
2006 (2)(3)	40.61	(0.23)	5.04	(4.27)	41.15
2005 (2)(4)	41.40	(0.03)	(0.76)	—	40.61
2005 (2)(5)	38.15	(0.31)	9.61	(6.05)	41.40
2004 (2)(5)	33.66	(0.30)	5.86	(1.07)	38.15
2003 (2)(5)	26.43	(0.17)	7.40	—	33.66
2002 (5)	28.29	(0.07)	(1.79)	—	26.43
Class Y
2007 (1)(2)	$43.62	$(0.07)	$4.97	$(3.81)	$44.71
2006 (2)(3)	42.61	(0.01)	5.29	(4.27)	43.62
2005 (2)(4)	43.42	(0.02)	(0.79)	—	42.61
2005 (2)(5)	39.58	(0.16)	10.05	(6.05)	43.42
2004 (2)(5)	34.78	(0.21)	6.08	(1.07)	39.58
2003 (2)(5)	27.25	(0.09)	7.62	—	34.78
2002 (5)	29.11	(0.05)	(1.81)	—	27.25

(1)	For the six-month period ended April 30, 2007 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

(2)	Per share data calculated using average shares outstanding method.

(3)	For the period November 1 to October 31 in the year indicated.

(4)	For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund’s fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

(5)	For the period October 1 to September 30 in the year indicated.

(6)	Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

(7)	Total return does not include sales charges. Total return would have been lower had certain expenses not been waived.
The accompanying notes are an integral part of the financial statements.
60      First American Funds Semiannual Report 2007

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses to	Loss to
		Ratio of	Investment	Average	Average Net
	Net Assets	Expenses to	Loss	Net Assets	Assets	Portfolio
Total	End of	Average	to Average	(Excluding	(Excluding	Turnover
Return (7)	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

11.79%	$382,557	1.22%	(0.57)%	1.22%	(0.57)%	48%
12.69	322,385	1.23	(0.26)	1.23	(0.26)	75
(1.88)	314,830	1.23	(0.72)	1.23	(0.72)	9
26.25	317,906	1.21	(0.62)	1.24	(0.65)	107
16.88	173,436	1.20	(0.79)	1.24	(0.83)	135
27.33	154,499	1.20	(0.58)	1.25	(0.63)	145
(6.64)	75,002	1.20	(0.34)	1.26	(0.40)	162
11.41%	$15,425	1.97%	(1.31)%	1.97%	(1.31)%	48%
11.83	15,605	1.98	(1.02)	1.98	(1.02)	75
(1.93)	14,586	1.98	(1.47)	1.98	(1.47)	9
25.29	14,922	1.96	(1.40)	1.99	(1.43)	107
16.03	10,974	1.95	(1.54)	1.99	(1.58)	135
26.37	9,055	1.95	(1.33)	2.00	(1.38)	145
(7.36)	4,227	1.95	(1.08)	2.01	(1.14)	162
11.38%	$23,212	1.97%	(1.31)%	1.97%	(1.31)%	48%
11.84	19,540	1.98	(1.02)	1.98	(1.02)	75
(1.91)	15,435	1.98	(1.47)	1.98	(1.47)	9
25.27	17,079	1.96	(1.40)	1.99	(1.43)	107
16.03	12,356	1.95	(1.54)	1.99	(1.58)	135
26.43	12,649	1.95	(1.33)	2.00	(1.38)	145
(7.20)	1,136	1.95	(1.07)	2.01	(1.13)	162
11.67%	$21,728	1.47%	(0.82)%	1.47%	(0.82)%	48%
12.41	17,853	1.48	(0.57)	1.61	(0.70)	75
(1.91)	5,502	1.48	(0.97)	1.63	(1.12)	9
25.95	5,501	1.46	(0.77)	1.64	(0.95)	107
16.83	1	1.20	(0.81)	1.24	(0.85)	135
27.36	10,284	1.20	(0.56)	1.25	(0.61)	145
(6.58)	5,869	1.20	(0.33)	1.26	(0.39)	162
11.94%	$1,321,510	0.97%	(0.31)%	0.97%	(0.31)%	48%
12.98	1,243,776	0.98	(0.02)	0.98	(0.02)	75
(1.86)	1,238,595	0.98	(0.47)	0.98	(0.47)	9
26.57	1,273,320	0.96	(0.40)	0.99	(0.43)	107
17.18	1,168,220	0.95	(0.54)	0.99	(0.58)	135
27.68	1,153,657	0.95	(0.30)	1.00	(0.35)	145
(6.39)	477,210	0.95	(0.08)	1.01	(0.14)	162

First American Funds Semiannual Report 2007       61

Financial Highlights  For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized	Distributions	Distributions		Net Asset
	Value	Net	Gains	from Net	from Net	Distributions	Value
	Beginning	Investment	(Losses) on	Investment	Realized	from Return	End of
	of Period	Income (Loss)	Investments	Income	Gains	of Capital	Period

Mid Cap Value Fund (1)
Class A
2007 (2)	$26.65	$0.07	$2.57	$(0.11)	$(1.58)	$—	$27.60
2006 (3)	24.04	0.14	3.89	(0.16)	(1.26)	—	26.65
2005 (4)	24.88	(0.01)	(0.83)	—	—	—	24.04
2005 (5)	20.09	0.13	4.76	(0.10)	—	—	24.88
2004 (5)	16.30	0.08	3.77	(0.06)	—	— (7)	20.09
2003 (5)	13.29	0.18	2.96	(0.12)	—	(0.01)	16.30
2002 (5)	13.74	0.13	(0.44)	(0.10)	—	(0.04)	13.29
Class B
2007 (2)	$25.50	$(0.02)	$2.45	$(0.04)	$(1.58)	$—	$26.31
2006 (3)	23.12	(0.03)	3.71	(0.04)	(1.26)	—	25.50
2005 (4)	23.94	(0.02)	(0.80)	—	—	—	23.12
2005 (5)	19.39	(0.05)	4.60	—	—	—	23.94
2004 (5)	15.81	(0.06)	3.65	(0.01)	—	— (7)	19.39
2003 (5)	12.92	0.07	2.87	(0.04)	—	(0.01)	15.81
2002 (5)	13.37	0.01	(0.41)	(0.01)	—	(0.04)	12.92
Class C
2007 (2)	$26.02	$(0.03)	$2.52	$(0.05)	$(1.58)	$—	$26.88
2006 (3)	23.57	(0.04)	3.80	(0.05)	(1.26)	—	26.02
2005 (4)	24.40	(0.02)	(0.81)	—	—	—	23.57
2005 (5)	19.77	(0.03)	4.66	—	—	—	24.40
2004 (5)	16.12	(0.06)	3.72	(0.01)	—	— (7)	19.77
2003 (5)	13.17	0.07	2.93	(0.04)	—	(0.01)	16.12
2002 (5)	13.63	0.01	(0.43)	—	—	(0.04)	13.17
Class R (6)
2007 (2)	$26.56	$0.03	$2.57	$(0.08)	$(1.58)	$—	$27.50
2006 (3)	24.00	0.05	3.91	(0.14)	(1.26)	—	26.56
2005 (4)	24.83	(0.01)	(0.82)	—	—	—	24.00
2005 (5)	20.09	0.12	4.70	(0.08)	—	—	24.83
2004 (5)	16.31	0.07	3.76	(0.05)	—	— (7)	20.09
2003 (5)	13.29	0.16	2.99	(0.12)	—	(0.01)	16.31
2002 (5)	13.74	0.13	(0.44)	(0.10)	—	(0.04)	13.29
Class Y
2007 (2)	$26.77	$0.11	$2.59	$(0.14)	$(1.58)	$—	$27.75
2006 (3)	24.14	0.22	3.89	(0.22)	(1.26)	—	26.77
2005 (4)	24.98	—	(0.84)	—	—	—	24.14
2005 (5)	20.17	0.18	4.78	(0.15)	—	—	24.98
2004 (5)	16.36	0.12	3.79	(0.10)	—	— (7)	20.17
2003 (5)	13.33	0.21	2.98	(0.15)	—	(0.01)	16.36
2002 (5)	13.77	0.17	(0.44)	(0.13)	—	(0.04)	13.33

(1)	Per share data calculated using average shares outstanding method.

(2)	For the six months ended April 30, 2007 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

(3)	For the period November 1 to October 31 in the year indicated.

(4)	For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund’s fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

(5)	For the period October 1 to September 30 in the year indicated.

(6)	Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

(7)	Includes a tax return of capital less than $0.01.

(8)	Total return does not include sales charges. Total return would have been lower had certain expenses not been waived.
The accompanying notes are an integral part of the financial statements.
62      First American Funds Semiannual Report 2007

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses to	Income (Loss)
		Ratio of	Investment	Average	to Average
	Net Assets	Expenses to	Income (Loss)	Net Assets	Net Assets	Portfolio
Total	End of	Average	to Average	(Excluding	(Excluding	Turnover
Return (8)	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

10.35%	$258,263	1.22%	0.54%	1.22%	0.54%	50%
17.36	156,576	1.24	0.50	1.24	0.50	70
(3.38)	56,125	1.23	(0.48)	1.23	(0.48)	10
24.38	54,360	1.21	0.59	1.25	0.55	101
23.65	28,561	1.20	0.41	1.25	0.36	83
23.71	16,598	1.20	1.21	1.25	1.16	102
(2.41)	13,083	1.20	0.83	1.26	0.77	90

9.96%	$8,807	1.97%	(0.14)%	1.97%	(0.14)%	50%
16.45	8,590	1.99	(0.17)	1.99	(0.17)	70
(3.43)	9,252	1.98	(1.25)	1.98	(1.25)	10
23.47	10,157	1.96	(0.21)	2.00	(0.25)	101
22.69	9,928	1.95	(0.35)	2.00	(0.40)	83
22.84	10,154	1.95	0.50	2.00	0.45	102
(3.07)	10,410	1.95	0.08	2.01	0.02	90

9.97%	$24,713	1.97%	(0.20)%	1.97%	(0.20)%	50%
16.47	18,162	1.99	(0.24)	1.99	(0.24)	70
(3.40)	7,439	1.98	(1.24)	1.98	(1.24)	10
23.43	7,426	1.96	(0.15)	2.00	(0.19)	101
22.69	3,342	1.95	(0.33)	2.00	(0.38)	83
22.84	2,916	1.95	0.51	2.00	0.46	102
(3.09)	3,207	1.95	0.08	2.01	0.02	90

10.23%	$32,178	1.47%	0.21%	1.47%	0.21%	50%
17.06	17,724	1.49	0.15	1.61	0.03	70
(3.34)	785	1.47	(0.69)	1.62	(0.84)	10
24.04	380	1.46	0.52	1.65	0.33	101
23.51	1	1.20	0.37	1.25	0.32	83
23.80	966	1.20	1.07	1.25	1.02	102
(2.40)	158	1.20	0.87	1.26	0.81	90

10.54%	$802,322	0.97%	0.84%	0.97%	0.84%	50%
17.63	728,014	0.99	0.81	0.99	0.81	70
(3.36)	598,428	0.98	(0.24)	0.98	(0.24)	10
24.68	621,172	0.96	0.80	1.00	0.76	101
23.95	433,879	0.95	0.66	1.00	0.61	83
24.06	332,243	0.95	1.45	1.00	1.40	102
(2.12)	259,990	0.95	1.08	1.01	1.02	90

First American Funds Semiannual Report 2007       63

Schedule of  Investments April 30, 2007 (unaudited), all dollars are rounded to thousands (000)

Large Cap Growth Opportunities Fund
DESCRIPTION	SHARES	VALUE

Common Stocks – 99.0%
Consumer Discretionary – 12.9%
Best Buy (a)	212,738	$9,924
International Game Technology (a)	201,438	7,683
Kohl’s (a) (b)	117,472	8,698
Lowe’s (a)	408,641	12,488
McGraw-Hill (a)	172,949	11,333
Nordstrom (a)	184,075	10,109
Omnicom Group (a)	94,552	9,900
Polo Ralph Lauren (a)	60,440	5,567
Starbucks (a) (b)	204,274	6,337
Target (a)	365,516	21,701

		103,740

Consumer Staples – 7.3%
Costco Wholesale (a)	147,614	7,908
CVS	381,585	13,828
PepsiCo	229,260	15,152
Procter & Gamble	116,836	7,514
Walgreen (a)	329,642	14,471

		58,873

Energy – 4.9%
Exxon Mobil	134,937	10,711
Schlumberger (a)	173,275	12,793
Weatherford International (a)(b)	144,663	7,593
XTO Energy (a)	156,768	8,508

		39,605

Financials – 10.8%
Ambac Financial Group (a)	73,228	6,722
American Express	176,263	10,694
American International Group	112,098	7,837
Charles Schwab (a)	529,107	10,116
CIT Group	101,818	6,073
Goldman Sachs Group (a)	111,687	24,416
ICICI Bank, ADR (a)	145,152	5,940
Morgan Stanley	108,777	9,138
PMI Group (a)	123,758	5,999

		86,935

Healthcare – 12.7%
Abbott Laboratories	241,549	13,676
Alcon (a)	48,644	6,564
Baxter International	186,018	10,534
Genentech (b)	92,841	7,426
McKesson (a)	161,996	9,530
Medco Health Solutions (a)(b)	154,558	12,059
Thermo Fisher Scientific (a)(b)	270,224	14,068
UnitedHealth Group (a)	305,176	16,193
Wellpoint (b)	150,420	11,879

		101,929

Industrials – 16.2%
Boeing	193,523	17,998
C.H. Robinson Worldwide (a)	142,104	7,597
Caterpillar	191,067	13,875
Cooper Industries, Class A	170,559	8,487
Cummins	60,652	5,590
Danaher (a)	118,422	8,430
Dun & Bradstreet (a)	72,687	6,564
Fastenal (a)	206,410	8,488
FedEx (a)	99,500	10,491
Precision Castparts (a)	91,836	9,561
Republic Services	250,600	6,999
Rockwell Collins (a)	122,592	8,051
United Technologies (a)	265,164	17,800

		129,931

Information Technology (c) – 30.6%
Amphenol, Class A (a)	186,806	6,559
Apple Computer (b)	86,565	8,639
Autodesk (b)	309,460	12,771
Cisco Systems (b)	1,117,628	29,885
Cognizant Technology Solutions, Class A (a) (b)	79,853	7,139
Corning (a)(b)	503,635	11,946
Google, Class A (a) (b)	38,519	18,157
Hewlett-Packard (a)	422,409	17,800
Intel (a)	1,035,099	22,255
MEMC Electronic Materials (a)(b)	111,946	6,144
Microsoft	1,093,169	32,730
Network Appliance (b)	251,676	9,365
NVIDIA (b)	180,869	5,949
Oracle (a)(b)	801,900	15,076
Paychex (a)	373,267	13,848
QUALCOMM	301,992	13,227
Texas Instruments	430,466	14,795

		246,285

Materials – 1.4%
Rio Tinto PLC, ADR (a)	45,807	11,177

Telecommunication Services – 2.2%
America Movil, Series L, ADR (a)	189,856	9,973
American Tower, Class A (b)	195,513	7,430

		17,403

Total Common Stocks (Cost $669,936)		795,878

Short-Term Investment – 2.3%
First American Prime Obligations Fund, Class Z (d)
(Cost $18,336)	18,335,804	18,336

Investment Purchased with Proceeds from Securities Lending – 36.7%
Mount Vernon Securities Lending Prime Portfolio (e)
(Cost $295,248)	295,248,259	295,248

Total Investments – 138.0% (Cost $983,520)		1,109,462

Other Assets and Liabilities, Net – (38.0)%		(305,319)

Total Net Assets – 100.0%		$804,143

(a)	This security or a portion of this security is out on loan at April 30, 2007. Total loaned securities had a market value of $281,954 at April 30, 2007. See note 2 in Notes to Financial Statements.

(b)	Non-income producing security.

(c)	The fund is significantly invested in this sector and therefore is subject to additional risks. See note 6 in Notes to Financial Statements.

(d)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

(e)	In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund receives collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund. See note 2 in Notes to Financial Statements.
ADR – American Depository Receipt
The accompanying notes are an integral part of the financial statements.
64      First American Funds Semiannual Report 2007

Large Cap Select Fund
DESCRIPTION	SHARES	VALUE

Common Stocks – 97.1%
Consumer Discretionary – 8.8%
Abercrombie & Fitch, Class A (a)	69,458	$5,672
Comcast, Class A (a) (b)	477,658	12,734
Federated Department Stores (a)	143,870	6,319
Gap	292,689	5,254
Omnicom Group (a)	69,225	7,249
Starbucks (a) (b)	174,734	5,420

		42,648

Consumer Staples – 8.8%
Altria Group	160,611	11,069
Estee Lauder, Class A	184,923	9,509
Walgreen (a)	269,441	11,829
Wal-Mart Stores	210,296	10,077

		42,484

Energy – 10.9%
Apache	91,985	6,669
Exxon Mobil	148,449	11,784
Hess (a)	120,967	6,865
National-Oilwell Varco (b)	30,853	2,618
Occidental Petroleum	213,094	10,804
Tesoro (a)	46,758	5,667
Williams	288,050	8,497

		52,904

Financials – 22.4%
Affiliated Managers Group (a) (b)	40,510	4,765
AllianceBernstein Holding	82,982	7,548
Ambac Financial Group (a)	69,167	6,349
American International Group	308,449	21,564
CIT Group	90,211	5,381
Citigroup	324,529	17,401
Countrywide Financial (a)	214,874	7,967
Goldman Sachs Group	40,505	8,855
Morgan Stanley	191,009	16,047
PMI Group (a)	264,754	12,833

		108,710

Healthcare – 9.5%
Coventry Health Care (a) (b)	105,886	6,123
Novartis AG, ADR	166,113	9,650
Pfizer (a)	256,327	6,782
UnitedHealth Group (a)	190,208	10,092
Wyeth Pharmaceuticals	239,476	13,291

		45,938

Industrials – 8.2%
American Standard	143,280	7,889
Boeing	108,243	10,067
General Electric	245,856	9,062
L-3 Communications Holdings	74,489	6,699
UAL (a) (b)	179,053	5,980

		39,697

Information Technology – 22.3%
Cisco Systems (b)	543,296	14,528
Corning (a) (b)	280,079	6,644
Dell (b)	206,282	5,200
EMC (a) (b)	431,539	6,551
IBM	119,287	12,192
Intel	509,015	10,944
MEMC Electronic Materials (a) (b)	40,400	2,217
Microsoft	606,492	18,158
NVIDIA (b)	78,467	2,581
Oracle (a) (b)	636,366	11,964
QUALCOMM	173,427	7,596
Texas Instruments	268,965	9,244

		107,819

Materials – 3.2%
Freeport-McMoRan Copper & Gold, Class B (a)	136,152	9,144
Owens-Illinois (b)	207,869	6,255

		15,399

Telecommunication Services – 3.0%
ALLTEL	87,690	5,497
American Tower, Class A (b)	242,565	9,218

		14,715

Total Common Stocks (Cost $421,870)		470,314

Investment Company – 2.4%
iShares Nasdaq Biotechnology Index Fund (a) (b)
(Cost $10,957)	139,651	11,440

Investment Purchased with Proceeds from Securities Lending – 25.9%
Mount Vernon Securities Lending Prime Portfolio (c)
(Cost $125,442)	125,442,407	125,442

Total Investments – 125.4% (Cost $558,269)		607,196

Other Assets and Liabilities, Net – (25.4)%		(123,103)

Total Net Assets – 100.0%		$484,093

(a)	This security or a portion of this security is out on loan at April 30, 2007. Total loaned securities had a market value of $120,228 at April 30, 2007. See note 2 in Notes to Financial Statements.

(b)	Non-income producing security.

(c)	The fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund receives collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund. See note 2 in Notes to Financial Statements.

ADR –	American Depository Receipt
First American Funds Semiannual Report 2007       65

Schedule of  Investments April 30, 2007 (unaudited), all dollars are rounded to thousands (000)

Large Cap Value Fund
DESCRIPTION	SHARES	VALUE

Common Stocks – 99.2%
Consumer Discretionary – 7.2%
Best Buy	190,982	$8,909
Ford Motor (a)	1,071,946	8,619
Gannett	187,370	10,691
Gap	696,692	12,506
Pulte Homes (a)	213,382	5,740
Time Warner (a)	608,065	12,544
Yum! Brands	84,955	5,255

		64,264

Consumer Staples – 9.5%
Altria Group	154,055	10,617
Archer-Daniels-Midland	389,869	15,088
General Mills	197,008	11,801
Kraft Foods, Class A	146,912	4,917
Procter & Gamble	210,149	13,515
Tyson Foods, Class A (a)	382,056	8,008
Wal-Mart Stores	456,975	21,898

		85,844

Energy – 13.7%
Devon Energy	147,037	10,715
Exxon Mobil	519,440	41,233
GlobalSantaFe	174,805	11,175
Marathon Oil (a)	180,072	18,287
National-Oilwell Varco (a) (b)	79,544	6,749
Occidental Petroleum (a)	437,339	22,173
XTO Energy	237,094	12,867

		123,199

Financials (c) – 28.2%
ACE	320,916	19,082
Ambac Financial Group (a)	210,650	19,338
American International Group	302,566	21,152
Bank of America	327,776	16,684
CIT Group	253,965	15,149
Citigroup	340,406	18,253
Countrywide Financial (a)	332,707	12,337
Goldman Sachs Group (a)	34,966	7,644
J.P. Morgan Chase	620,064	32,305
Marshall & Ilsley (a)	182,647	8,771
Morgan Stanley	261,296	21,951
Northern Trust	270,414	17,022
Wachovia	402,801	22,371
Wells Fargo (a)	594,063	21,321

		253,380

Healthcare – 7.5%
Merck (a)	274,570	14,124
Novartis AG, ADR	157,143	9,128
Pfizer (a)	1,219,947	32,280
Wyeth Pharmaceuticals	220,767	12,253

		67,785

Industrials – 6.1%
American Standard	212,641	11,708
Caterpillar	188,947	13,721
General Electric	142,867	5,266
Ingersoll-Rand, Class A (a)	244,271	10,907
United Technologies	200,096	13,433

		55,035

Information Technology – 10.4%
Corning (a) (b)	593,049	14,067
Electronic Data Systems (a)	623,338	18,227
Hewlett-Packard	197,699	8,331
Intel	792,222	17,033
Juniper Networks (a) (b)	352,645	7,885
Texas Instruments (a)	804,170	27,639

		93,182

Materials – 7.9%
Alcoa	673,116	23,889
Freeport-McMoRan Copper & Gold, Class B (a)	287,041	19,278
Owens-Illinois (b)	401,971	12,095
Rohm & Haas (a)	314,211	16,078

		71,340

Telecommunication Services – 5.3%
AT&T	821,421	31,805
Verizon Communications (a)	415,673	15,870

		47,675

Utilities – 3.4%
Edison International	173,727	9,095
Exelon	125,283	9,448
FirstEnergy (a)	168,911	11,560

		30,103

Total Common Stocks (Cost $753,979)		891,807

Short-Term Investment – 1.0%
First American Prime Obligations Fund, Class Z (d)
(Cost $8,893)	8,892,906	8,893

Investment Purchased with Proceeds from Securities Lending – 20.7%
Mount Vernon Securities Lending Prime Portfolio (e)
(Cost $186,447)	186,446,584	186,447

Total Investments – 120.9% (Cost $949,319)		1,087,147

Other Assets and Liabilities, Net – (20.9)%		(187,739)

Total Net Assets – 100.0%		$899,408

(a)	This security or a portion of this security is out on loan at April 30, 2007. Total loaned securities had a market value of $177,458 at April 30, 2007. See note 2 in Notes to Financial Statements.

(b)	Non-income producing security.

(c)	The fund is significantly invested in this sector and therefore is subject to additional risks. See note 6 in Notes to Financial Statements.

(d)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

(e)	The fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund receives collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund. See note 2 in Notes to Financial Statements.

ADR –	American Depository Receipt
The accompanying notes are an integral part of the financial statements.
66      First American Funds Semiannual Report 2007

Statements of  Assets and Liabilities April 30, 2007 (unaudited), all dollars and shares are rounded to thousands (000), except for per share data

	Large Cap Growth	Large Cap	Large Cap
	Opportunities Fund	Select Fund	Value Fund

Investments in unaffiliated securities, at cost	$669,936	$432,827	$753,979
Investment in affiliated money market fund, at cost	18,336	—	8,893
Affiliated investment purchased with proceeds from securities lending, at cost (note 2)	295,248	125,442	186,447

ASSETS:
Investments in unaffiliated securities, at value* (note 2)	$795,878	$481,754	$891,807
Investment in affiliated money market fund, at value (note 2)	18,336	—	8,893
Affiliated investment purchased with proceeds from securities lending, at value (note 2)	295,248	125,442	186,447
Receivable for dividends and interest	490	132	951
Receivable for investment securities sold	7,418	19,045	9,533
Receivable for capital shares sold	183	59	96
Prepaid expenses and other assets	33	34	33

Total assets	1,117,586	626,466	1,097,760

LIABILITIES:
Bank overdraft	—	2,174	—
Payable for investment securities purchased	16,015	13,511	9,216
Payable upon return of securities loaned (note 2)	295,248	125,442	186,447
Payable for capital shares redeemed	1,489	849	1,936
Payable to affiliates (note 3)	626	371	692
Payable for distribution and shareholder servicing fees	35	2	35
Accrued expenses and other liabilities	30	24	26

Total liabilities	313,443	142,373	198,352

Net assets	$804,143	$484,093	$899,408

COMPOSITION OF NET ASSETS:
Portfolio capital	$700,684	$399,413	$662,381
Undistributed (distributions in excess of) net investment income	217	(186)	(1,220)
Accumulated net realized gain (loss) on investments	(22,700)	35,939	100,419
Net unrealized appreciation of investments	125,942	48,927	137,828

Net assets	$804,143	$484,093	$899,408

* Including securities loaned, at value	$281,954	$120,228	$177,458

Class A:
Net assets	$88,915	$7,584	$117,406
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	2,811	475	5,372
Net asset value and redemption price per share	$31.63	$15.97	$21.86
Maximum offering price per share (1)	$33.47	$16.90	$23.13
Class B:
Net assets	$11,912	$686	$8,929
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	399	44	421
Net asset value, offering price, and redemption price per share (2)	$29.83	$15.68	$21.20
Class C:
Net assets	$7,476	$303	$4,780
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	246	19	223
Net asset value, offering price, and redemption price per share (2)	$30.43	$15.68	$21.49
Class R:
Net assets	$658	$32	$176
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	21	2	8
Net asset value, offering price, and redemption price per share	$31.41	$15.90	$21.83
Class Y:
Net assets	$695,182	$475,488	$768,117
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	21,330	29,699	35,011
Net asset value, offering price, and redemption price per share	$32.59	$16.01	$21.94

(1)	The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

(2)	Class B and C have a contingent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.
First American Funds Semiannual Report 2007       67

Statements of  Operations For the six-month period ended April 30, 2007 (unaudited), all dollars are rounded to thousands (000)

	Large Cap Growth	Large Cap	Large Cap
	Opportunities Fund	Select Fund	Value Fund

INVESTMENT INCOME:
Dividends from affiliated money market fund	$182	$93	$382
Dividends from unaffiliated securities	4,117	3,317	10,276
Less: Foreign taxes withheld	(26)	(28)	(27)
Securities lending income	161	58	90

Total investment income	4,434	3,440	10,721

EXPENSES (note 3):
Investment advisory fees	2,762	1,574	3,015
Administration fees	949	542	1,037
Transfer agent fees	161	60	127
Custodian fees	42	16	24
Professional fees	21	21	21
Registration fees	27	27	25
Postage and printing fees	21	12	23
Directors’ fees	10	11	10
Other expenses	10	10	10
Distribution and shareholder servicing fees – Class A	112	9	145
Distribution and shareholder servicing fees – Class B	64	3	46
Distribution and shareholder servicing fees – Class C	38	1	25
Distribution and shareholder servicing fees – Class R	2	— (1)	— (1)

Total expenses	4,219	2,286	4,508

Less: Indirect payments from custodian (note 3)	(1)	(1)	(2)

Total net expenses	4,218	2,285	4,506

Investment income – net	216	1,155	6,215

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS – NET (note 5):
Net realized gain on investments	50,119	36,630	101,031
Net change in unrealized appreciation or depreciation of investments	17,723	(4,017)	(37,927)

Net gain on investments	67,842	32,613	63,104

Net increase in net assets resulting from operations	$68,058	$33,768	$69,319

(1)	Due to the presentation of the financial statements in thousands, the number rounds to zero.
The accompanying notes are an integral part of the financial statements.
68      First American Funds Semiannual Report 2007

Statements of  Changes in Net Assets all dollars are rounded to thousands (000)

	Large Cap Growth		Large Cap		Large Cap
	Opportunities Fund		Select Fund		Value Fund

	Six-Month		Six-Month		Six-Month
	Period Ended	Year	Period Ended	Year	Period Ended	Year
	4/30/07	Ended	4/30/07	Ended	4/30/07	Ended
	(unaudited)	10/31/06	(unaudited)	10/31/06	(unaudited)	10/31/06

OPERATIONS:
Investment income – net	$216	$1,286	$1,155	$2,823	$6,215	$11,200
Net realized gain on investments	50,119	49,878	36,630	8,397	101,031	79,006
Net change in unrealized appreciation or depreciation of investments	17,723	5,492	(4,017)	34,939	(37,927)	61,680

Net increase in net assets resulting from operations	68,058	56,656	33,768	46,159	69,319	151,886

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	—	—	(13)	(29)	(852)	(1,231)
Class B	—	—	—	— (1)	(49)	(77)
Class C	—	—	—	— (1)	(26)	(32)
Class R	—	—	— (1)	— (1)	(1)	— (1)
Class Y	(1,284)	—	(1,406)	(2,872)	(6,507)	(9,972)
Net realized gain on investments:
Class A	(1,036)	—	(116)	(250)	(8,884)	(3,787)
Class B	(160)	—	(11)	(26)	(738)	(419)
Class C	(93)	—	(4)	(8)	(404)	(170)
Class R	(6)	—	(2)	(1)	(13)	— (1)
Class Y	(8,372)	—	(7,569)	(14,936)	(62,201)	(23,452)

Total distributions	(10,951)	—	(9,121)	(18,122)	(79,675)	(39,140)

CAPITAL SHARE TRANSACTIONS (Note 4):
Class A:
Proceeds from sales	6,661	13,213	864	4,957	5,940	10,688
Reinvestment of distributions	985	—	109	143	9,016	4,696
Payments for redemptions	(15,031)	(33,886)	(914)	(4,049)	(11,658)	(32,648)

Increase (decrease) in net assets from Class A transactions	(7,385)	(20,673)	59	1,051	3,298	(17,264)

Class B:
Proceeds from sales	342	736	46	193	245	627
Reinvestment of distributions	158	—	10	23	765	486
Payments for redemptions (note 3)	(3,358)	(7,250)	(44)	(180)	(1,734)	(6,446)

Increase (decrease) in net assets from Class B transactions	(2,858)	(6,514)	12	36	(724)	(5,333)

Class C:
Proceeds from sales	580	538	53	73	352	540
Reinvestment of distributions	90	—	4	8	386	198
Payments for redemptions (note 3)	(2,107)	(3,347)	(15)	(28)	(1,041)	(1,582)

Increase (decrease) in net assets from Class C transactions	(1,437)	(2,809)	42	53	(303)	(844)

Class R:
Proceeds from sales	65	261	17	133	27	146
Reinvestment of distributions	6	—	2	1	14	1
Payments for redemptions	(12)	(14)	(110)	(30)	(26)	(2)

Increase (decrease) in net assets from Class R transactions	59	247	(91)	104	15	145

Class Y:
Proceeds from sales	31,702	132,441	34,841	173,185	34,317	95,353
Reinvestment of distributions	4,913	—	3,437	7,404	43,739	21,057
Payments for redemptions	(185,068)	(237,022)	(63,169)	(73,053)	(126,802)	(127,822)

Increase (decrease) in net assets from Class Y transactions	(148,453)	(104,581)	(24,891)	107,536	(48,746)	(11,412)

Increase (decrease) in net assets from capital share transactions	(160,074)	(134,330)	(24,869)	108,780	(46,460)	(34,708)

Total increase (decrease) in net assets	(102,967)	(77,674)	(222)	136,817	(56,816)	78,038
Net assets at beginning of period	907,110	984,784	484,315	347,498	956,224	878,186

Net assets at end of period	$804,143	$907,110	$484,093	$484,315	$899,408	$956,224

Undistributed (distributions in excess of) net investment income at end of period	$217	$1,285	$(186)	$78	$(1,220)	$—

(1)	Due to the presentation of the financial statements in thousands, the number rounds to zero.
First American Funds Semiannual Report 2007       69

Financial Highlights  For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized	Distributions	Distributions			Net Asset
	Value	Net	Gains	from Net	from Net	Distributions		Value
	Beginning	Investment	(Losses) on	Investment	Realized	from Return		End of
	of Period	Income (Loss)	Investments	Income	Gains	of Capital		Period

Large Cap Growth Opportunities Fund (1)
Class A
2007 (2)	$29.58	$(0.02)	$2.41	$—	$(0.34)	$—		$31.63
2006 (3)	27.86	(0.02)	1.74	—	—	—		29.58
2005 (4)	28.02	(0.01)	(0.15)	—	—	—		27.86
2005 (5)	25.00	(0.01)	3.08	(0.04)	—	(0.01)		28.02
2004 (5)	22.84	(0.03)	2.20	(0.01)	—	—	(7)	25.00
2003 (5)	19.16	—	3.73	(0.05)	—	—		22.84
2002 (5)	24.44	—	(5.23)	(0.05)	—	—		19.16
Class B
2007 (2)	$28.01	$(0.13)	$2.29	$—	$(0.34)	$—		$29.83
2006 (3)	26.58	(0.22)	1.65	—	—	—		28.01
2005 (4)	26.75	(0.03)	(0.14)	—	—	—		26.58
2005 (5)	24.02	(0.20)	2.96	(0.02)	—	(0.01)		26.75
2004 (5)	22.10	(0.21)	2.13	—	—	—	(7)	24.02
2003 (5)	18.64	(0.18)	3.64	—	—	—		22.10
2002 (5)	23.94	(0.18)	(5.09)	(0.03)	—	—		18.64
Class C
2007 (2)	$28.58	$(0.13)	$2.32	$—	$(0.34)	$—		$30.43
2006 (3)	27.12	(0.23)	1.69	—	—	—		28.58
2005 (4)	27.29	(0.03)	(0.14)	—	—	—		27.12
2005 (5)	24.51	(0.20)	3.00	(0.01)	—	(0.01)		27.29
2004 (5)	22.55	(0.21)	2.17	—	—	—	(7)	24.51
2003 (5)	19.03	(0.18)	3.72	(0.02)	—	—		22.55
2002 (5)	24.44	(0.18)	(5.19)	(0.04)	—	—		19.03
Class R (6)
2007 (2)	$29.41	$(0.06)	$2.40	$—	$(0.34)	$—		$31.41
2006 (3)	27.78	(0.09)	1.72	—	—	—		29.41
2005 (4)	27.94	(0.02)	(0.14)	—	—	—	(7)	27.78
2005 (5)	24.98	(0.16)	3.17	(0.05)	—	—	(7)	27.94
2004 (5)	22.85	(0.02)	2.16	(0.01)	—	—		24.98
2003 (5)	19.17	—	3.73	(0.05)	—	—		22.85
2002 (5)	24.45	—	(5.23)	(0.05)	—	—		19.17
Class Y
2007 (2)	$30.48	$0.02	$2.48	$(0.05)	$(0.34)	$—		$32.59
2006 (3)	28.64	0.05	1.79	—	—	—		30.48
2005 (4)	28.79	(0.01)	(0.14)	—	—	—		28.64
2005 (5)	25.63	0.07	3.15	(0.04)	—	(0.02)		28.79
2004 (5)	23.38	0.03	2.25	(0.02)	—	(0.01)		25.63
2003 (5)	19.59	0.07	3.80	(0.08)	—	—		23.38
2002 (5)	24.93	0.06	(5.33)	(0.07)	—	—		19.59

(1)	Per share data calculated using average shares outstanding method.

(2)	For the six-month period ended April 30, 2007 (unaudited). All ratios for the period have been annualized, except per share data.

(3)	For the period November 1 to October 31 in the year indicated.

(4)	For the period October 1, 2005 to October 31, 2005. Effective in 2005, the fund’s fiscal year-end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

(5)	For the period October 1 to September 30 in the year indicated.

(6)	Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

(7)	Includes a tax return of capital of less than $0.01.

(8)	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
The accompanying notes are an integral part of the financial statements.
70      First American Funds Semiannual Report 2007

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses to	Income (Loss)
		Ratio of	Investment	Average	to Average
	Net Assets	Expenses to	Income (Loss)	Net Assets	Net Assets	Portfolio
Total	End of	Average	to Average	(Excluding	(Excluding	Turnover
Return (8)	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

8.14%	$88,915	1.19%	(0.15)%	1.19%	(0.15)%	51%
6.17	90,285	1.19	(0.07)	1.19	(0.07)	94
(0.57)	104,960	1.21	(0.47)	1.21	(0.47)	6
12.30	107,079	1.17	(0.03)	1.20	(0.06)	103
9.52	112,379	1.15	(0.13)	1.19	(0.17)	113
19.50	93,331	1.15	(0.02)	1.19	(0.06)	83
(21.46)	24,647	1.15	(0.02)	1.22	(0.09)	43

7.78%	$11,912	1.94%	(0.90)%	1.94%	(0.90)%	51%
5.38	13,990	1.94	(0.82)	1.94	(0.82)	94
(0.64)	19,601	1.96	(1.22)	1.96	(1.22)	6
11.47	20,239	1.92	(0.77)	1.95	(0.80)	103
8.69	25,633	1.90	(0.87)	1.94	(0.91)	113
18.58	37,853	1.90	(0.84)	1.94	(0.88)	83
(22.06)	2,928	1.90	(0.75)	1.97	(0.82)	43

7.73%	$7,476	1.94%	(0.90)%	1.94%	(0.90)%	51%
5.38	8,424	1.94	(0.82)	1.94	(0.82)	94
(0.62)	10,739	1.96	(1.22)	1.96	(1.22)	6
11.44	11,147	1.92	(0.78)	1.95	(0.81)	103
8.69	12,811	1.90	(0.87)	1.94	(0.91)	113
18.60	15,365	1.90	(0.81)	1.94	(0.85)	83
(22.03)	476	1.90	(0.73)	1.97	(0.80)	43

8.02%	$658	1.44%	(0.40)%	1.44%	(0.40)%	51%
5.87	558	1.44	(0.32)	1.57	(0.45)	94
(0.57)	290	1.46	(0.72)	1.61	(0.87)	6
12.04	290	1.42	(0.57)	1.60	(0.75)	103
9.38	1	1.15	(0.08)	1.19	(0.12)	113
19.51	15,890	1.15	(0.01)	1.19	(0.05)	83
(21.45)	2,376	1.15	—	1.22	(0.07)	43

8.28%	$695,182	0.94%	0.10%	0.94%	0.10%	51%
6.42	793,853	0.94	0.18	0.94	0.18	94
(0.52)	849,194	0.96	(0.22)	0.96	(0.22)	6
12.58	849,382	0.92	0.26	0.95	0.23	103
9.76	1,188,261	0.90	0.13	0.94	0.09	113
19.78	1,072,174	0.90	0.31	0.94	0.27	83
(21.23)	255,311	0.90	0.24	0.97	0.17	43

First American Funds Semiannual Report 2007       71

Financial Highlights  For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized	Distributions	Distributions	Net Asset
	Value	Net	Gains	from Net	from Net	Value
	Beginning	Investment	(Losses) on	Investment	Realized	End of
	of Period	Income (Loss)	Investments	Income	Gains	Period

Large Cap Select Fund (1)
Class A
2007 (2)	$15.18	$0.02	$1.04	$(0.02)	$(0.25)	$15.97
2006 (3)	14.30	0.06	1.48	(0.06)	(0.60)	15.18
2005 (4)	14.47	—	(0.17)	—	—	14.30
2005 (5)	12.52	0.06	2.15	(0.06)	(0.20)	14.47
2004 (5)	11.45	0.04	1.19	(0.05)	(0.11)	12.52
2003 (7)	10.00	0.03	1.46	(0.04)	—	11.45
Class B
2007 (2)	$14.94	$(0.04)	$1.03	$—	$(0.25)	$15.68
2006 (3)	14.12	(0.05)	1.48	(0.01)	(0.60)	14.94
2005 (4)	14.30	(0.01)	(0.17)	—	—	14.12
2005 (5)	12.41	(0.05)	2.15	(0.01)	(0.20)	14.30
2004 (5)	11.41	(0.06)	1.18	(0.01)	(0.11)	12.41
2003 (7)	10.00	(0.03)	1.45	(0.01)	—	11.41
Class C
2007 (2)	$14.95	$(0.04)	$1.02	$—	$(0.25)	$15.68
2006 (3)	14.13	(0.05)	1.48	(0.01)	(0.60)	14.95
2005 (4)	14.31	(0.01)	(0.17)	—	—	14.13
2005 (5)	12.43	(0.05)	2.14	(0.01)	(0.20)	14.31
2004 (5)	11.42	(0.06)	1.19	(0.01)	(0.11)	12.43
2003 (7)	10.00	(0.02)	1.45	(0.01)	—	11.42
Class R (6)
2007 (2)	$15.12	$0.01	$1.03	$(0.01)	$(0.25)	$15.90
2006 (3)	14.26	0.01	1.49	(0.04)	(0.60)	15.12
2005 (4)	14.43	(0.01)	(0.16)	—	—	14.26
2005 (5)	12.49	0.02	2.15	(0.03)	(0.20)	14.43
2004 (5)	11.44	0.02	1.18	(0.04)	(0.11)	12.49
2003 (7)	10.00	0.03	1.44	(0.03)	—	11.44
Class Y
2007 (2)	$15.22	$0.04	$1.04	$(0.04)	$(0.25)	$16.01
2006 (3)	14.33	0.10	1.49	(0.10)	(0.60)	15.22
2005 (4)	14.49	—	(0.16)	—	—	14.33
2005 (5)	12.53	0.09	2.16	(0.09)	(0.20)	14.49
2004 (5)	11.45	0.07	1.19	(0.07)	(0.11)	12.53
2003 (7)	10.00	0.05	1.45	(0.05)	—	11.45

(1)	Per share data calculated using average shares outstanding method.

(2)	For the six-month period ended April 30, 2007 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

(3)	For the period November 1 to October 31 in the year indicated.

(4)	For the period October 1, 2005 to October 31, 2005. Effective in 2005, the fund’s fiscal year-end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

(5)	For the period October 1 to September 30 in the year indicated.

(6)	Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

(7)	For the period from January 31, 2003, when the class of shares was first offered, to September 30, 2003. All ratios for the period have been annualized, except total return and portfolio turnover.

(8)	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
The accompanying notes are an integral part of the financial statements.
72      First American Funds Semiannual Report 2007

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses to	Income (Loss)
		Ratio of	Investment	Average	to Average
	Net Assets	Expenses to	Income (Loss)	Net Assets	Net Assets	Portfolio
Total	End of	Average	to Average	(Excluding	(Excluding	Turnover
Return(8)	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

7.06%	$7,584	1.19%	0.23%	1.19%	0.23%	64%
11.07	7,152	1.20	0.41	1.20	0.41	112
(1.17)	5,682	1.19	(0.20)	1.19	(0.20)	8
17.83	5,299	1.17	0.41	1.22	0.36	176
10.82	714	1.15	0.30	1.21	0.24	67
14.91	215	1.15	0.42	1.24	0.33	65

6.65%	$686	1.94%	(0.52)%	1.94%	(0.52)%	64%
10.32	643	1.95	(0.34)	1.95	(0.34)	112
(1.26)	573	1.94	(0.95)	1.94	(0.95)	8
17.02	567	1.92	(0.36)	1.97	(0.41)	176
9.89	270	1.90	(0.44)	1.96	(0.50)	67
14.18	113	1.90	(0.35)	1.99	(0.44)	65

6.58%	$303	1.94%	(0.54)%	1.94%	(0.54)%	64%
10.36	248	1.95	(0.35)	1.95	(0.35)	112
(1.26)	180	1.94	(0.95)	1.94	(0.95)	8
16.91	182	1.92	(0.35)	1.97	(0.40)	176
9.98	59	1.90	(0.45)	1.96	(0.51)	67
14.27	26	1.90	(0.32)	1.99	(0.41)	65

6.90%	$32	1.44%	0.07%	1.44%	0.07%	64%
10.79	118	1.45	0.08	1.57	(0.04)	112
(1.18)	2	1.44	(0.45)	1.59	(0.60)	8
17.54	2	1.42	0.14	1.62	(0.06)	176
10.60	1	1.32	0.18	1.38	0.12	67
14.76	1	1.15	0.39	1.24	0.30	65

7.17%	$475,488	0.94%	0.48%	0.94%	0.48%	64%
11.37	476,154	0.95	0.66	0.95	0.66	112
(1.10)	341,061	0.94	0.05	0.94	0.05	8
18.14	329,656	0.92	0.67	0.97	0.62	176
11.10	291,807	0.90	0.57	0.96	0.51	67
15.02	126,391	0.90	0.71	0.99	0.62	65

First American Funds Semiannual Report 2007       73

Financial Highlights  For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized	Distributions	Distributions	Net Asset
	Value	Net	Gains	from Net	from Net	Value
	Beginning	Investment	(Losses) on	Investment	Realized	End of
	of Period	Income (Loss)	Investments	Income	Gains	Period

Large Cap Value Fund (1)
Class A
2007 (2)	$22.12	$0.12	$1.47	$(0.16)	$(1.69)	$21.86
2006 (3)	19.56	0.21	3.19	(0.21)	(0.63)	22.12
2005 (4)	20.06	—	(0.50)	—	—	19.56
2005 (5)	17.21	0.17	2.85	(0.17)	—	20.06
2004 (5)	14.97	0.15	2.24	(0.15)	—	17.21
2003 (5)	12.77	0.18	2.20	(0.18)	—	14.97
2002 (5)	15.98	0.14	(3.21)	(0.14)	—	12.77
Class B
2007 (2)	$21.54	$0.04	$1.42	$(0.11)	$(1.69)	$21.20
2006 (3)	19.12	0.06	3.11	(0.12)	(0.63)	21.54
2005 (4)	19.62	(0.01)	(0.49)	—	—	19.12
2005 (5)	16.87	0.03	2.78	(0.06)	—	19.62
2004 (5)	14.70	0.03	2.20	(0.06)	—	16.87
2003 (5)	12.55	0.08	2.15	(0.08)	—	14.70
2002 (5)	15.71	0.02	(3.15)	(0.03)	—	12.55
Class C
2007 (2)	$21.81	$0.04	$1.44	$(0.11)	$(1.69)	$21.49
2006 (3)	19.35	0.06	3.15	(0.12)	(0.63)	21.81
2005 (4)	19.85	(0.01)	(0.49)	—	—	19.35
2005 (5)	17.07	0.03	2.81	(0.06)	—	19.85
2004 (5)	14.87	0.03	2.23	(0.06)	—	17.07
2003 (5)	12.70	0.08	2.17	(0.08)	—	14.87
2002 (5)	15.90	0.02	(3.19)	(0.03)	—	12.70
Class R (6)
2007 (2)	$22.10	$0.09	$1.46	$(0.13)	$(1.69)	$21.83
2006 (3)	19.55	0.12	3.23	(0.17)	(0.63)	22.10
2005 (4)	20.06	(0.01)	(0.50)	—	—	19.55
2005 (5)	17.22	0.12	2.85	(0.13)	—	20.06
2004 (5)	14.96	0.17	2.23	(0.14)	—	17.22
2003 (5)	12.77	0.18	2.19	(0.18)	—	14.96
2002 (5)	15.97	0.13	(3.18)	(0.15)	—	12.77
Class Y
2007 (2)	$22.19	$0.15	$1.46	$(0.17)	$(1.69)	$21.94
2006 (3)	19.62	0.26	3.21	(0.27)	(0.63)	22.19
2005 (4)	20.12	—	(0.50)	—	—	19.62
2005 (5)	17.26	0.22	2.86	(0.22)	—	20.12
2004 (5)	15.01	0.20	2.24	(0.19)	—	17.26
2003 (5)	12.80	0.22	2.20	(0.21)	—	15.01
2002 (5)	16.02	0.18	(3.22)	(0.18)	—	12.80

(1)	Per share data calculated using average shares outstanding method.

(2)	For the six-month period ended April 30, 2007 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

(3)	For the period November 1 to October 31 in the year indicated.

(4)	For the period October 1, 2005 to October 31, 2005. Effective in 2005, the fund’s fiscal year-end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

(5)	For the period October 1 to September 30 in the year indicated.

(6)	Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

(7)	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
The accompanying notes are an integral part of the financial statements.
74      First American Funds Semiannual Report 2007

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses to	Income (Loss)
		Ratio of	Investment	Average	to Average
	Net Assets	Expenses to	Income (Loss)	Net Assets	Net Assets	Portfolio
Total	End of	Average	to Average	(Excluding	(Excluding	Turnover
Return (7)	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

7.51%	$117,406	1.17%	1.13%	1.17%	1.13%	45%
17.93	115,438	1.19	1.05	1.19	1.05	55
(2.48)	118,443	1.21	(0.17)	1.21	(0.17)	2
17.62	121,809	1.17	0.90	1.20	0.87	61
16.01	113,683	1.15	0.91	1.19	0.87	104
18.71	88,024	1.15	1.30	1.20	1.25	94
(19.37)	85,182	1.15	0.86	1.20	0.81	82

7.08%	$8,929	1.92%	0.40%	1.92%	0.40%	45%
17.04	9,815	1.94	0.32	1.94	0.32	55
(2.55)	13,826	1.96	(0.92)	1.96	(0.92)	2
16.70	14,876	1.92	0.15	1.95	0.12	61
15.19	21,829	1.90	0.19	1.94	0.15	104
17.83	30,987	1.90	0.56	1.95	0.51	94
(19.96)	33,720	1.90	0.11	1.95	0.06	82

7.08%	$4,780	1.92%	0.39%	1.92%	0.39%	45%
17.05	5,174	1.94	0.30	1.94	0.30	55
(2.52)	5,399	1.96	(0.92)	1.96	(0.92)	2
16.75	5,710	1.92	0.15	1.95	0.12	61
15.21	6,344	1.90	0.18	1.94	0.14	104
17.76	6,844	1.90	0.56	1.95	0.51	94
(19.97)	7,524	1.90	0.11	1.95	0.06	82

7.36%	$176	1.42%	0.86%	1.42%	0.86%	45%
17.63	164	1.44	0.58	1.55	0.47	55
(2.54)	7	1.46	(0.42)	1.61	(0.57)	2
17.34	7	1.42	0.61	1.60	0.43	61
16.05	1	1.15	1.00	1.19	0.96	104
18.63	23,845	1.15	1.30	1.20	1.25	94
(19.36)	24,129	1.15	0.90	1.20	0.85	82

7.62%	$768,117	0.92%	1.39%	0.92%	1.39%	45%
18.23	825,633	0.94	1.29	0.94	1.29	55
(2.47)	740,511	0.96	0.08	0.96	0.08	2
17.92	764,679	0.92	1.17	0.95	1.14	61
16.31	1,021,197	0.90	1.17	0.94	1.13	104
19.04	874,267	0.90	1.55	0.95	1.50	94
(19.22)	825,179	0.90	1.11	0.95	1.06	82

First American Funds Semiannual Report 2007       75

Schedule of  Investments April 30, 2007 (unaudited), all dollars are rounded to thousands (000)

Balanced Fund
DESCRIPTION	SHARES	VALUE

Common Stocks – 53.6%
Consumer Discretionary – 5.2%
Abercrombie & Fitch, Class A (a)	25,525	$2,084
Cato, Class A	4,907	106
Children’s Place Retail Stores (a) (b)	3,917	207
Christopher & Banks (a)	10,041	174
Comcast, Class A (a) (b)	175,536	4,680
Cosi (a) (b)	42,849	222
Federated Department Stores	52,871	2,322
Gap	107,561	1,931
GSI Commerce (a) (b)	4,443	98
Hibbett Sports (a) (b)	5,256	153
Interface, Class A	3,415	58
Journal Communications, Class A	15,466	209
McCormick & Schmick’s Seafood Restaurants (a) (b)	3,378	90
Nautilus (a)	23,737	328
NutriSystem (a) (b)	3,688	229
Omnicom Group	25,440	2,664
P.F. Chang’s China Bistro (a) (b)	4,402	168
Ruth’s Chris Steak House (b)	5,749	114
Scientific Games, Class A (a) (b)	6,905	230
Starbucks (a) (b)	64,213	1,992
Texas Roadhouse, Class A (a) (b)	10,182	149
Tween Brands (a) (b)	3,563	139
WMS Industries (a) (b)	1,496	60

		18,407

Consumer Staples – 4.5%
Altria Group	59,023	4,068
Central Garden & Pet, Class A (a) (b)	7,797	111
Central Garden & Pet (a) (b)	3,898	58
Estee Lauder, Class A	67,958	3,494
Pantry (b)	1,705	77
Reliv International (a)	9,571	102
USANA Health Sciences (a) (b)	4,387	175
Walgreen (a)	99,017	4,347
Wal-Mart Stores	77,282	3,703

		16,135

Energy – 5.9%
Apache	33,804	2,451
Arena Resources (a) (b)	2,407	113
Atwood Oceanics (a) (b)	769	48
Baytex Energy Trust	3,220	61
Brigham Exploration (b)	18,178	110
Canadian Oil Sands Trust	3,500	95
Canetic Resources Trust	6,500	87
Comstock Resources (a) (b)	7,130	202
Edge Petroleum (a) (b)	14,096	194
Exxon Mobil	54,554	4,331
Harvest Energy Trust	4,000	111
Helix Energy Solutions Group (a) (b)	6,464	247
Hess	44,454	2,523
NAL Oil & Gas Trust (b)	8,000	89
National-Oilwell Varco (b)	11,339	962
Occidental Petroleum	78,310	3,970
Penn West Energy Trust	2,065	62
St. Mary Land & Exploration	4,809	176
Tesoro (a)	17,183	2,083
Williams	105,856	3,123

		21,038

Financials – 12.1%
Affiliated Managers Group (a) (b)	16,528	1,944
AllianceBernstein Holding	30,495	2,774
Ambac Financial Group (a)	25,418	2,333
American International Group	113,353	7,924
BioMed Realty Trust – REIT	8,694	250
CIT Group	33,152	1,978
Citigroup	119,262	6,395
Columbia Banking System	3,519	107
Countrywide Financial	78,965	2,928
Cullen/ Frost Bankers (a)	5,099	261
Dime Community Bancshares	8,364	111
East West Bancorp	7,514	299
First Financial Bankshares (a)	1,422	55
First Potomac Realty Trust – REIT	8,122	210
Goldman Sachs Group	14,885	3,254
Independent Bank (a)	3,312	98
Investors Financial Services	3,031	188
Kite Realty Group Trust – REIT	7,705	154
Knight Capital Group, Class A (a) (b)	10,780	175
LaSalle Hotel Properties – REIT	2,533	118
Morgan Stanley	70,194	5,897
Nara Bancorp	4,947	82
Nelnet, Class A (a)	6,692	180
Newcastle Investment – REIT (a)	1,890	55
Platinum Underwriters Holdings (a)	8,330	285
PMI Group (a)	97,295	4,716
South Financial Group (a)	4,748	107
Thomas Weisel Partners Group (a) (b)	9,729	192
Umpqua Holdings (a)	4,445	111

		43,181

Healthcare – 5.5%
AngioDynamics (b)	9,111	152
Caliper Life Sciences (b)	5,983	34
Conceptus (a) (b)	604	12
Coventry Health Care (a) (b)	38,912	2,250
Curis (b)	21,324	44
Dexcom (a) (b)	11,286	90
DJ Orthopedics (b)	5,617	219
Exelixis (a) (b)	9,369	101
Healthways (a) (b)	2,582	110
Human Genome Sciences (a) (b)	6,946	75
ICU Medical (a) (b)	5,186	217
ImmunoGen (b)	12,562	68
K-V Pharmaceutical, Class A (a) (b)	5,173	135
LCA-Vision (a)	3,021	127
Magellan Health Services (a) (b)	3,903	167
Medarex (a) (b)	6,495	89
Merge Technologies (a) (b)	6,550	33
Novartis AG, ADR	61,045	3,546
Pediatrix Medical Group (a) (b)	6,318	360
Pfizer	94,198	2,492
Salix Pharmaceuticals (a) (b)	11,870	155
Senomyx (a) (b)	9,092	122
SonoSite (a) (b)	9,808	284
SurModics (a) (b)	2,456	100
UnitedHealth Group (a)	69,900	3,709
Wyeth Pharmaceuticals	88,006	4,884

		19,575

Industrials – 4.9%
AirTran Holdings (a) (b)	28,863	318
American Standard	52,654	2,899
AMETEK (a)	8,270	300
BE Aerospace (a) (b)	3,323	122
Boeing	39,778	3,699
Columbus McKinnon (b)	2,946	73
CRA International (a) (b)	1,747	90
The accompanying notes are an integral part of the financial statements.
76      First American Funds Semiannual Report 2007

Balanced Fund (continued)
DESCRIPTION	SHARES	VALUE

Energy Conversion Devices (a) (b)	2,603	$92
ESCO Technologies (a) (b)	4,513	206
Forward Air (a)	7,704	235
General Electric	90,350	3,330
Genlyte Group (a) (b)	1,276	99
L-3 Communications Holdings	27,374	2,462
Lennox International (a)	5,358	181
NCI Building Systems (a) (b)	3,959	198
PeopleSupport (a) (b)	15,509	195
Power-One (a) (b)	28,937	123
Steelcase, Class A	5,317	104
Timken (a)	8,190	270
UAL (a) (b)	65,801	2,198
WESCO International (a) (b)	4,625	292

		17,486

Information Technology – 12.1%
ADC Telecommunications (a) (b)	13,043	240
Advanced Analogic Technologies (a) (b)	19,532	158
aQuantive (a) (b)	5,422	166
BISYS Group (b)	15,737	182
Cisco Systems (b)	199,657	5,339
Corning (a) (b)	102,927	2,441
Dell (b)	75,807	1,911
Digital River (a) (b)	1,269	74
EMC (b)	158,587	2,407
Emulex (a) (b)	14,751	310
Entegris (a) (b)	28,089	329
F5 Networks (b)	2,387	183
Harris Stratex Networks, Class A (a) (b)	8,530	170
Hutchinson Technology (a) (b)	4,276	81
IBM	43,837	4,481
Intel	187,059	4,022
Ixia (b)	2,956	25
MEMC Electronic Materials (b)	14,847	815
Microsoft	222,881	6,673
NVIDIA (b)	28,836	948
Oracle (b)	233,860	4,397
Photronics (a) (b)	13,307	200
Plexus (a) (b)	10,236	215
PMC-Sierra (a) (b)	29,792	230
Progress Software (b)	7,261	219
QUALCOMM	63,733	2,792
Rudolph Technologies (b)	7,018	121
Silicon Laboratories (a) (b)	4,755	156
Stratasys (b)	1,230	59
Tessera Technologies (a) (b)	3,790	162
Texas Instruments	98,843	3,397
TIBCO Software (a) (b)	15,094	138
Trident Microsystems (b)	8,657	184

		43,225

Materials – 1.8%
Albemarle	2,784	118
Century Aluminum (a) (b)	2,398	114
Freeport-McMoRan Copper & Gold, Class B	50,035	3,360
Headwaters (a) (b)	2,203	48
Owens-Illinois (b)	76,390	2,299
Schnitzer Steel Industries, Class A	3,626	188
Terra Industries (b)	6,540	115
Texas Industries	824	63

		6,305

Telecommunication Services – 1.6%
ALLTEL	32,225	2,020
American Tower, Class A (b)	89,141	3,387
General Communication, Class A (a) (b)	8,975	128

		5,535

Utilities – 0.0%
NSTAR (a)	2,157	78

Total Common Stocks (Cost $167,851)		190,965

Investment Companies – 4.5%
iShares MSCI EAFE Index Fund	133,900	10,599
iShares MSCI Emerging Markets Index Fund (a)	9,600	1,160
iShares Nasdaq Biotechnology Index Fund (a) (b)	52,938	4,337

Total Investment Companies (Cost $12,253)		16,096

U.S. Government Agency Mortgage-Backed Securities – 11.2%
Adjustable Rate (c) – 0.8%
Federal Home Loan Mortgage Corporation Pool
7.168%, 01/01/2028, #786281	$174	176
5.784%, 07/01/2036, #1K1238 (a)	1,016	1,023
Federal National Mortgage Association Pool
6.676%, 04/01/2018, #070009	40	40
7.003%, 09/01/2033, #725553 (a)	656	668
5.276%, 11/01/2034, #735054 (a)	804	795

		2,702

Fixed Rate – 10.4%
Federal Home Loan Mortgage Corporation Pool
4.000%, 04/01/2008, #M90808	507	502
6.500%, 04/01/2008, #E00225	5	5
7.000%, 04/01/2008, #E46044	1	1
4.000%, 10/01/2010, #M80855	792	771
5.500%, 03/01/2013, #E00546	99	100
4.500%, 05/01/2018, #P10032 (a)	396	390
6.500%, 11/01/2028, #C00676	462	477
7.000%, 12/01/2029, #G01091	86	89
6.500%, 07/01/2031, #A17212 (a)	314	324
6.000%, 05/01/2032, #C01361	109	111
Federal National Mortgage Association Pool
3.790%, 07/01/2013, #386314 (a)	1,315	1,237
6.000%, 09/01/2017, #653368	218	222
5.000%, 07/01/2018, #555621 (a)	1,088	1,076
5.000%, 12/01/2018, #725012	898	888
4.500%, 06/01/2019, #045181	326	316
5.000%, 11/01/2019, #725934	265	262
5.500%, 01/01/2020, #735386 (a)	486	488
5.500%, 06/01/2020, #735792	417	418
5.000%, 02/01/2021, #745279	587	579
5.000%, 02/01/2022, #912554 (a)	1,592	1,569
6.000%, 10/01/2022, #254513 (a)	425	433
5.500%, 10/01/2024, #255456 (a)	885	882
5.500%, 12/01/2024, #357662	797	794
5.500%, 02/01/2025, #255628 (a)	878	875
5.500%, 10/01/2025, #255956 (a)	1,412	1,405
7.000%, 04/01/2029, #323681	86	90
6.500%, 12/01/2031, #254169 (a)	327	333
6.000%, 04/01/2032, #745101	900	921
6.500%, 05/01/2032, #640032	695	716
7.000%, 07/01/2032, #545815 (a)	173	180
6.000%, 09/01/2032, #254447	349	353
6.000%, 01/01/2033, #676647	592	600
First American Funds Semiannual Report 2007       77

Schedule of  Investments April 30, 2007 (unaudited), all dollars are rounded to thousands (000)

Balanced Fund (continued)
DESCRIPTION	PAR	VALUE

5.500%, 04/01/2033, #694605 (a)	$977	$968
5.500%, 06/01/2033, #843435 (a)	459	455
5.500%, 07/01/2033, #728667 (a)	491	487
5.500%, 08/01/2033, #733380 (a)	1,110	1,101
5.000%, 10/01/2033, #741897 (a)	779	755
5.500%, 10/01/2033, #555800 (a)	1,136	1,127
6.000%, 11/01/2033, #772130	179	181
6.000%, 11/01/2033, #772256	203	206
5.500%, 12/01/2033, #756202	690	685
5.000%, 03/01/2034, #725205 (a)	869	842
5.000%, 03/01/2034, #725250 (a)	780	756
5.500%, 04/01/2034, #725424 (a)	411	407
5.500%, 05/01/2034 (d)	3,000	2,966
5.500%, 05/01/2034, #357571	753	746
5.000%, 06/01/2034, #782909 (a)	377	365
6.500%, 06/01/2034, #735273 (a)	727	749
5.500%, 03/01/2036, #745354 (a)	1,265	1,253
6.500%, 04/01/2036, #852909 (a)	680	694
6.500%, 07/01/2036, #831683 (a)	641	655
6.000%, 08/01/2036, #885536 (a)	1,540	1,552
6.500%, 08/01/2036, #893318	545	557
6.000%, 11/01/2036, #902786	1,151	1,160
5.500%, 01/01/2037, #906059 (a)	993	982
Government National Mortgage Association Pool
6.500%, 10/20/2010, #002108	9	9
7.500%, 06/15/2027, #447728	9	9
7.500%, 09/15/2027, #455516	9	9
7.000%, 04/15/2029, #506639	165	173

		37,256

Total U.S. Government Agency Mortgage-Backed Securities
(Cost $40,274)		39,958

U.S. Government & Agency Securities – 8.8%
U.S. Agency Debentures – 0.5%
Federal National Mortgage Association
5.250%, 08/01/2012 (a)	1,745	1,767

U.S. Treasuries – 8.3%
U.S. Treasury Bond (STRIPS)
0.000%, 02/15/2023 (a) (e)	1,795	826
U.S. Treasury Bonds
8.125%, 08/15/2021 (a)	385	514
7.625%, 02/15/2025 (a)	400	529
6.875%, 08/15/2025 (a)	1,600	1,981
4.500%, 02/15/2036 (a)	1,205	1,143
4.750%, 02/15/2037 (a)	100	99
U.S. Treasury Notes
2.625%, 05/15/2008	11,000	10,750
4.750%, 02/15/2010 (a)	4,075	4,098
4.625%, 12/31/2011 (a)	60	60
4.750%, 01/31/2012 (a)	1,935	1,954
2.000%, 04/15/2012 (f)	1,218	1,215
3.000%, 07/15/2012 (a) (f)	1,216	1,276
2.500%, 07/15/2016 (a) (f)	2,317	2,379
4.625%, 11/15/2016 (a)	1,005	1,004
4.625%, 02/15/2017 (a)	1,705	1,704

		29,532

Total U.S. Government & Agency Securities
(Cost $31,245)		31,299

Asset-Backed Securities – 7.4%
Automotive – 0.7%
Harley-Davidson Motorcycle Trust Series 2005-4, Class A2
4.850%, 06/15/2012	$470	468
Hertz Vehicle Financing Series 2005-2A, Class A6
5.080%, 11/25/2011 (g)	935	934
Volkswagen Auto Loan Enhanced Trust Series 2005-1, Class A4
4.860%, 04/20/2012	1,170	1,166

		2,568

Commercial – 6.0%
Bank of America Commercial Mortgage Series 2004-5, Class A3
4.561%, 11/10/2041	710	693
Series 2006-2, Class A4
5.930%, 05/10/2045	340	351
Bear Stearns Commercial Mortgage Securities Series 2005-PW10, Class A4
5.405%, 12/11/2040 (a)	635	638
Commercial Mortgage Pass-Through Certificates Series 2006-CN2A, Class A2FX
5.449%, 02/05/2019 (g)	585	590
Series 2004-RS1, Class A
4.018%, 03/03/2041 (g)	664	655
Series 2005-LP5, Class A2
4.630%, 05/10/2043	925	913
Series 2006-C8, Class A2B
5.248%, 12/10/2046	2,535	2,538
Deutsche Mortgage and Asset Receiving Series 1998-C1, Class A2
6.538%, 06/15/2031	232	233
GE Capital Commercial Mortgage Corporation Series 2005-C3, Class A2
4.853%, 07/10/2045	725	719
GMAC Commercial Mortgage Securities Series 2004-C2, Class A1
3.896%, 08/10/2038	457	449
Series 2005-C1, Class A2
4.471%, 05/10/2043	1,195	1,174
Greenwich Capital Commercial Funding Series 2003-C1, Class A2
3.285%, 07/05/2035	1,761	1,699
Series 2005-GG5, Class A2
5.117%, 04/10/2037	1,600	1,599
Series 2005-GG5, Class A5
5.224%, 04/10/2037	750	745
GS Mortgage Securities II Series 2006-GG8, Class A2
5.479%, 11/10/2039	3,500	3,536
Series 2006-RR2, Class A1
5.812%, 06/23/2046 (c) (g)	985	1,002
Series 2006-RR3, Class A1S
5.760%, 07/18/2056 (g)	1,065	1,075
J.P. Morgan Chase Commercial Mortgage Securities Series 2005-LDP5, Class A4
5.354%, 12/15/2044 (c)	540	538
The accompanying notes are an integral part of the financial statements.
78      First American Funds Semiannual Report 2007

Balanced Fund (continued)
DESCRIPTION	PAR	VALUE

LB-UBS Commercial Mortgage Trust Series 2003-C3, Class A2
3.086%, 05/15/2027	$1,280	$1,251
Series 2005-C7, Class A2
5.103%, 11/15/2030	800	799

		21,197

Credit Cards – 0.2%
Citibank Credit Card Issuance Trust Series 2006-A4, Class A4
5.450%, 05/10/2013	805	819

Home Equity – 0.0%
Saxon Asset Securities Trust Series 2004-1, Class A
5.590%, 03/25/2035 (c)	4	4

Other – 0.5%
Global Signal Trust Series 2004-2A, Class A
4.232%, 12/15/2014 (g)	750	730
GRP/ AG Real Estate Asset Trust Series 2005-1, Class A
4.850%, 01/25/2035 (g)	42	42
Small Business Administration Series 2006-P10B, Class 1
5.681%, 08/10/2016	1,141	1,155

		1,927

Total Asset-Backed Securities
(Cost $26,459)		26,515

Corporate Bonds – 5.8%
Banking – 0.2%
J.P. Morgan Chase
5.150%, 10/01/2015	550	541
Wells Fargo Capital X
5.950%, 12/15/2036	230	225

		766

Basic Industry – 1.1%
Celulosa Arauco y Constitucion
5.625%, 04/20/2015	345	341
Evraz Group
8.250%, 11/10/2015 (g)	190	197
Falconbridge
7.350%, 06/05/2012	435	477
FMG Finance
10.000%, 09/01/2013 (g)	195	213
Freeport-McMoRan Copper & Gold
8.375%, 04/01/2017 (a)	350	383
Griffin Coal Mining
9.500%, 12/01/2016 (g)	200	214
Ineos Group Holdings
8.500%, 02/15/2016 (a) (g)	410	397
LPG International
7.250%, 12/20/2015	290	301
Noble Group Limited
6.625%, 03/17/2015 (g)	255	244
Sino Forest
9.125%, 08/17/2011 (g)	195	212
Southern Copper
7.500%, 07/27/2035	190	210
Teck Cominco Limited
6.125%, 10/01/2035	280	273
Vale Overseas
6.250%, 01/11/2016	$175	179
6.875%, 11/21/2036	380	403

		4,044

Brokerage – 0.5%
Goldman Sachs Group
5.625%, 01/15/2017	395	393
Merrill Lynch
6.050%, 05/16/2016 (a)	790	814
Morgan Stanley
5.375%, 10/15/2015	440	435

		1,642

Capital Goods – 0.2%
Chart Industries
9.125%, 10/15/2015	195	207
Owens-Illinois
8.100%, 05/15/2007 (a)	325	325
Siemens Financiering
6.125%, 08/17/2026 (g)	225	229

		761

Communications – 0.2%
C & M Finance
8.100%, 02/01/2016 (a) (g)	180	191
Telecom Italia Capital
7.200%, 07/18/2036 (a)	320	342
Vimpelcom
8.250%, 05/23/2016 (g)	230	247

		780

Consumer Cyclical – 0.6%
DaimlerChrysler
6.500%, 11/15/2013	385	405
Duty Free International
7.000%, 01/15/2004 (h) (i)	588	118
Galaxy Entertainment
9.875%, 12/15/2012 (a) (g)	175	192
Home Depot
5.875%, 12/16/2036	590	572
Lippo Karwaci Finance
8.875%, 03/09/2011	175	175
MGM Mirage
6.625%, 07/15/2015	290	281
Shimao Property Holdings
8.000%, 12/01/2016 (g)	205	212

		1,955

Consumer Non Cyclical – 0.1%
Fisher Scientific International
6.750%, 08/15/2014	220	228
JBS
10.500%, 08/04/2016 (g)	140	160

		388

Electric – 0.6%
Edison Mission Energy
7.500%, 06/15/2013	175	182
Florida Power & Light
5.650%, 02/01/2037	415	409
ISA Capital Brasil
8.800%, 01/30/2017 (a) (g)	180	194
MidAmerican Energy Holdings
6.125%, 04/01/2036	465	473
Ohio Power, Series K
6.000%, 06/01/2016	275	285
First American Funds Semiannual Report 2007       79

Schedule of  Investments April 30, 2007 (unaudited), all dollars are rounded to thousands (000)

Balanced Fund (continued)
DESCRIPTION	PAR	VALUE

Oncor Electric Delivery
7.000%, 05/01/2032	$225	$247
Pacific Gas & Electric
6.050%, 03/01/2034	230	235

		2,025

Energy – 0.6%
Bluewater Finance
10.250%, 02/15/2012	300	313
Gaz Capital
6.212%, 11/22/2016 (g)	320	324
Gazprom International
7.201%, 02/01/2020 (g)	215	227
Petro-Canada
5.350%, 07/15/2033	190	168
Tengizcheveroil Finance
6.124%, 11/15/2014 (g)	370	369
Tesoro
6.625%, 11/01/2015 (a)	375	383
TNK-BP Finance
6.625%, 03/20/2017 (a) (g)	150	149
XTO Energy
6.100%, 04/01/2036	345	339

		2,272

Finance – 0.5%
Capital One Financial
6.150%, 09/01/2016	400	406
Gazprombank
6.500%, 09/23/2015	240	241
SLM, Series MTN
5.400%, 10/25/2011	350	336
Transcapit
5.670%, 03/05/2014 (g)	640	632

		1,615

Insurance – 0.2%
Allied World Assurance
7.500%, 08/01/2016	410	443
Unumprovident
5.997%, 05/15/2008	335	336

		779

Natural Gas – 0.1%
Enterprise Products
8.375%, 08/01/2066	180	199
Southern Union
7.200%, 11/01/2066 (c)	155	158

		357

Real Estate – 0.3%
China Properties Group
9.125%, 05/04/2014 (g)	145	145
Health Care Properties Series MTN
6.300%, 09/15/2016	460	472
Prologis 2006
5.750%, 04/01/2016	600	611

		1,228

Sovereigns – 0.1%
United Mexican States
5.625%, 01/15/2017 (a)	305	310

Technology – 0.5%
Chartered Semiconductor
6.375%, 08/03/2015 (a)	$250	258
Ciena
3.750%, 02/01/2008	120	118
Jabil Circuit
5.875%, 07/15/2010	680	677
LG Electronics
5.000%, 06/17/2010 (g)	340	336
Seagate Technology
6.375%, 10/01/2011	450	448

		1,837

Total Corporate Bonds
(Cost $20,947)		20,759

Collateralized Mortgage Obligation – Private Mortgage-Backed Securities – 5.4%
Adjustable Rate (c) – 2.6%
Citigroup Mortgage Loan Trust Series 2004-HYB4, Class HAII
5.342%, 10/25/2034	2,238	2,245
Series 2005-7, Class 2A1A
4.861%, 09/25/2035	729	723
GMAC Mortgage Corporation Loan Trust Series 2003-AR2, Class 4A1
4.733%, 12/19/2033	764	747
J.P. Morgan Trust Series 2004-A1, Class 3A1
4.973%, 02/25/2034	1,309	1,293
Residential Funding Mortgage Securities I Series 2006-SA2, Class 4A1
5.873%, 08/25/2036	991	991
Structured Mortgage Loan Trust Series 2004-11, Class A
7.371%, 08/25/2034	60	61
Wachovia Mortgage Loan Trust Series 2005-B, Class 1A1
4.963%, 10/20/2035	544	548
Washington Mutual Series 2004-AR7, Class A6
3.942%, 07/25/2034	775	757
Wells Fargo Mortgage Backed Securities Trust Series 2003-D, Class A1
4.788%, 02/25/2033	361	365
Series 2004-N, Class A3
4.099%, 08/25/2034	636	631
Series 2006-AR1, Class 2A2
5.556%, 03/25/2036	1,024	1,015

		9,376

Fixed Rate – 2.8%
ABN AMRO Mortgage Series 2003-7, Class A1
4.750%, 07/25/2018	790	771
Bank of America Mortgage Securities Series 2003-6, Class 1A30
4.750%, 08/25/2033	585	577
Countrywide Alternative Loan Trust Series 2004-12CB, Class 1A1
5.000%, 07/25/2019	441	433
Series 2004-2CB, Class 1A1
4.250%, 03/25/2034	347	341
Series 2004-24CB, Class 1A1
6.000%, 11/25/2034	342	342
The accompanying notes are an integral part of the financial statements.
80      First American Funds Semiannual Report 2007

Balanced Fund (continued)
DESCRIPTION	PAR	VALUE

Credit Suisse First Boston Mortgage Securities Series 2005-3, Class 5A1
5.500%, 07/25/2020	$574	$576
GMAC Mortgage Corporation Loan Trust Series 2004-J5, Class A7
6.500%, 01/25/2035	532	540
GSMPS Mortgage Loan Trust Series 2003-1, Class B1
6.954%, 03/25/2043	867	897
GSR Mortgage Loan Trust Series 2004-10F, Class 3A1
5.500%, 08/25/2019	411	414
Master Alternative Loans Trust Series 2005-2, Class 1A3
6.500%, 03/25/2035	299	303
Master Asset Securitization Trust Series 2003-6, Class 3A1
5.000%, 07/25/2018	667	662
Morgan Stanley Mortgage Loan Trust Series 2004-9, Class 1A
6.158%, 11/25/2034	374	377
Residential Asset Mortgage Products Series 2004-SL4, Class A3
6.500%, 07/25/2032	295	301
Residential Funding Mortgage Securities I Series 2004-S9, Class 2A1
4.750%, 12/25/2019	856	836
Washington Mutual Series 2004-CB1, Class 1A
5.250%, 06/25/2019	674	673
Wells Fargo Mortgage Backed Securities Trust Series 2003-14, Class A1
4.750%, 12/25/2018	549	533
Series 2004-7, Class 2A2
5.000%, 07/25/2019	1,465	1,439
Westam Mortgage Financial Series 11, Class A
6.360%, 08/26/2020	1	1

		10,016

Total Collateralized Mortgage Obligation – Private Mortgage-Backed Securities
(Cost $19,401)		19,392

Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities – 1.1%
Fixed Rate – 1.1%
Federal Home Loan Mortgage Corporation Series 2763, Class TA
4.000%, 03/15/2011 (a)	571	562
Series 85, Class C
8.600%, 01/15/2021	83	87
Series 1136, Class H
6.000%, 09/15/2021	57	57
Federal National Mortgage Association Series 1989-2, Class D
8.800%, 01/25/2019	5	6
Series 1989-37, Class G
8.000%, 07/25/2019	79	85
Series 1990-30, Class E
6.500%, 03/25/2020	34	35
Series 1990-63, Class H
9.500%, 06/25/2020	17	18
Series 1990-89, Class K
6.500%, 07/25/2020	4	4
Series 1990-105, Class J
6.500%, 09/25/2020	$55	56
Series 2005-44, Class PC
5.000%, 11/25/2027 (a)	1,139	1,129
Series 2003-81, Class MB
5.000%, 05/25/2029 (a)	960	953
Series 2005-62, Class JE
5.000%, 06/25/2035 (a)	806	798
Government National Mortgage Association Series 3, Class F
6.500%, 06/17/2020	7	7

Total Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities
(Cost $3,795)		3,797

Options Purchased – 0.0%
Call Options Purchased – 0.0%
U.S. Treasury 10 Year Note Futures, May 2007
Futures Call Expires 05/25/2007 Exercise Price: $109.00	55	10

Total Options Purchased
(Cost $12)
Short-Term Investments – 1.2%
Money Market Fund – 1.0%
First American Prime Obligations Fund, Class Z (j)	3,694,345	3,694

U.S. Treasury Obligations – 0.2%
U.S. Treasury Bills
4.847%, 06/28/2007 (k)	$360	357
4.789%, 08/09/2007 (k)	250	247

		604

Total Short-Term Investments
(Cost $4,298)		4,298

Investment Purchased with Proceeds from Securities Lending – 26.9%
Mount Vernon Securities Lending Prime Portfolio (l)
(Cost $95,849)	95,848,718	95,849

Total Investments – 125.9%
(Cost $422,384)		448,938

Other Assets and Liabilities, Net – (25.9)%		(92,489)

Total Net Assets – 100.0%		$356,449

(a)	This security or a portion of this security is out on loan at April 30, 2007. Total loaned securities had a value of $92,975 at April 30, 2007. See note 2 in Notes to Financial Statements.

(b)	Non-Income Producing security.

(c)	Variable Rate Security – The rate shown is the rate in effect at April 30, 2007.

(d)	Security purchased on a when-issued basis. On April 30, 2007, the total cost of investments purchased on a when-issued basis was $2,962 or 0.8% of total net assets. See note 2 in Notes to Financial Statements.

(e)	Principal Only.

(f)	U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(g)	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” These securities have been determined to be liquid under
First American Funds Semiannual Report 2007       81

Schedule of  Investments April 30, 2007 (unaudited), all dollars are rounded to thousands (000)

Balanced Fund (continued)

the guidelines established by the fund’s board of directors. As of April 30, 2007, the value of these investments was $10,112 or 2.8% of total net assets. See note 2 in Notes to Financial Statements.

(h)	Security is fair valued and illiquid. As of April 30, 2007, the value of this investment was $118 or 0.0% of total net assets. See note 2 in Notes to Financial Statements.

(i)	Security is in default at April 30, 2007.

(j)	Investment in affiliated security. This money market fund is advised by FAF Advisors Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

(k)	Security has been deposited as initial margin on open futures contracts and swap agreements. Yield shown is effective yield as of April 30, 2007. See note 2 in Notes to Financial Statements.

(l)	The fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund receives collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund. See note 2 in Notes to Financial Statements.
ADR – American Depository Receipt
REIT – Real Estate Investment Trust
STRIPS – Separate Trading of Registered Interest and Principal Securities
Schedule of Open Futures Contracts

	Number of
	Contracts	Notional		Unrealized
	Purchased	Contract	Settlement	Appreciation
Description	(Sold)	Value	Month	(Depreciation)

British Pounds Currency Futures	11	$1,374	June 2007	$(3)
Euro Bund Futures	13	2,025	June 2007	(1)
Euro Currency Futures	15	2,564	June 2007	58
Eurodollar 90 Day Futures	52	49,496	March 2008	(14)
Japanese Yen Currency Futures	23	2,420	June 2007	(25)
Swiss Franc Currency Futures	9	935	June 2007	3
S&P 500 Futures	9	3,349	June 2007	217
U.S. Treasury 2 Year Note Futures	(22)	(4,504)	June 2007	(6)
U.S. Treasury 5 Year Note Futures	259	27,409	June 2007	34
U.S. Treasury 10 Year Note Futures	(157)	(17,008)	June 2007	41
U.S. Treasury Long Bond Futures	15	1,676	June 2007	5

				$309

Credit Default Swap Agreements

			Pay/			Unrealized
	Reference	Buy/Sell	Receive	Expiration	Notional	Appreciation
Counterparty	Entity	Protection	Fixed Rate	Date	Amount	(Depreciation)

Citigroup	Constellation Energy Group, Inc.	Buy	0.240%	06/20/2012	$375	$(1)
Deutsche Bank	Countrywide Home Loan	Buy	0.700%	03/20/2017	300	4
Deutsche Bank	Dow Jones CDX HVOL8 Index	Buy	0.750%	06/20/2012	1,300	(2)
J.P. Morgan	Bear Stearns Companies, Inc.	Buy	0.300%	03/20/2012	480	—
J.P. Morgan	Dow Jones CDX HVOL7 Index	Buy	0.750%	12/20/2011	650	3
J.P. Morgan	Dow Jones CDX HVOL8 Index	Buy	0.750%	06/20/2012	1,500	1
J.P. Morgan	Dow Jones CDX HY7 Index	Buy	3.250%	12/20/2011	3,000	(56)
UBS	AmerisourceBergen Corp.	Buy	0.470%	06/20/2012	500	1
UBS	Cardinal Health, Inc.	Buy	0.270%	06/20/2012	500	1
UBS	Constellation Energy Group, Inc.	Buy	0.230%	06/20/2012	375	—
UBS	Home Depot	Buy	0.250%	6/20/2012	1,500	(3)
UBS	McKesson Corp.	Buy	0.350%	6/20/2012	500	—
UBS	Dow Jones CDX EM6 Index	Buy	1.400%	12/20/2011	2,000	(9)
UBS	Dow Jones CDX HVOL7 Index	Buy	0.750%	12/20/2011	750	2

						$(59)

Interest Rate Swap Agreements

Pay/
	Floating	Receive
	Rate	Floating	Fixed	Expiration	Notional	Unrealized
Counterparty	Index	Rate	Rate	Date	Amount	Appreciation

Citigroup	3-Month LIBOR	Pay	5.360%	10/26/2016	$4,000	$63

Schedule of Open Written Put Options

	Exercise	Premium	Expiration	Number of	Market
Options	Price	Received	Date	Contracts	Value

Euro Bund Futures – May 2007	$113.00	$6	05/24/2007	32	$3
Euro Bund Futures – May 2007	114.00	18	05/24/2007	29	14
U.S. Treasury 10 Year Note Futures – May 2007	107.00	18	05/25/2007	100	8
U.S. Treasury 10 Year Note Futures – May 2007	108.00	22	05/25/2007	39	12

		$64			$37

The accompanying notes are an integral part of the financial statements.
82      First American Funds Semiannual Report 2007

Equity Income Fund
DESCRIPTION	SHARES	VALUE

Common Stocks – 96.5%
Consumer Discretionary – 7.3%
Brunswick (a)	191,173	$6,263
Domino’s Pizza	342,096	11,033
Gap	743,214	13,341
Harrah’s Entertainment	124,576	10,626
McDonald’s	360,427	17,401
Talbots (a)	354,532	8,332
Time Warner (a)	786,059	16,216
Yum! Brands	215,446	13,327

		96,539

Consumer Staples – 8.2%
Altria Group	336,922	23,221
Avon Products	222,726	8,865
Coca-Cola	287,969	15,029
General Mills (a)	300,087	17,975
Kraft Foods, Class A	233,158	7,804
PepsiCo	208,125	13,755
Wal-Mart Stores	447,313	21,435

		108,084

Energy – 12.1%
Atlas Energy Resources	17,274	502
BP, ADR	567,791	38,224
Chevron (a)	357,297	27,794
ConocoPhillips	455,915	31,618
Enterra Energy Trust	448,218	2,326
Exxon Mobil	615,232	48,837
Halliburton (a)	322,919	10,259

		159,560

Financials – 21.4%
AllianceBernstein Holding	379,959	34,561
American International Group	580,286	40,568
Apartment Investment & Management – REIT (a)	313,525	17,338
Bank of America	867,969	44,179
Citigroup	732,432	39,273
Duke Realty – REIT (a)	176,842	7,624
Goldman Sachs Group (a)	82,795	18,100
ICICI Bank, ADR (a)	333,383	13,642
Merrill Lynch	201,121	18,147
Northern Trust	156,946	9,880
Wachovia (a)	575,411	31,958
Wells Fargo	181,442	6,512

		281,782

Healthcare – 10.5%
Abbott Laboratories (a)	552,851	31,302
Eli Lilly (a)	243,354	14,390
Johnson & Johnson	443,382	28,474
Pfizer	832,567	22,030
Wyeth Pharmaceuticals	759,702	42,163

		138,359

Industrials – 11.6%
3M (a)	165,929	13,734
Avery Dennison	150,912	9,387
Emerson Electric (a)	456,801	21,465
General Dynamics (a)	182,224	14,304
General Electric	1,286,917	47,436
Honeywell International (a)	514,110	27,854
United Parcel Service, Class B (a)	265,637	18,709

		152,889

Information Technology – 10.3%
Hewlett-Packard (a)	716,972	30,213
Intel	1,686,111	36,251
Microsoft	783,334	23,453
Motorola (a)	768,401	13,317
QUALCOMM (a)	331,326	14,512
Texas Instruments	523,297	17,986

		135,732

Materials – 3.7%
Dow Chemical (a)	208,450	9,299
E.I. Du Pont de Nemours (a)	466,652	22,945
Praxair (a)	260,064	16,787

		49,031

Telecommunication Services – 8.1%
ALLTEL (a)	192,991	12,099
AT&T	1,139,761	44,131
FairPoint Communications	332,194	6,232
Verizon Communications (a)	652,847	24,926
Vodafone Group, ADR (a)	499,120	14,340
Windstream (a)	361,216	5,281

		107,009

Utilities – 3.3%
Duke Energy	531,490	10,906
TECO Energy (a)	1,082,434	19,430
Xcel Energy (a)	518,402	12,488

		42,824

Total Common Stocks (Cost $882,480)		1,271,809

Convertible Corporate Bonds – 0.6%
Invitrogen
2.000%, 08/01/2023	$3,095	3,389
Medarex
2.250%, 05/15/2011	3,934	4,839

Total Convertible Bonds (Cost $6,966)		8,228

Short-Term Investment – 3.1%
First American Prime Obligations Fund, Class Z (b)
(Cost $40,310)	40,309,689	40,310

Investment Purchased with Proceeds from Securities Lending – 17.9%
Mount Vernon Securities Lending Prime Portfolio (c)
(Cost $235,716)	235,716,459	235,716

Total Investments – 118.1% (Cost $1,165,472)		1,556,063

Other Assets and Liabilities, Net – (18.1)%		(238,619)

Total Net Assets – 100.0%		$1,317,444

(a)	This security or a portion of this security is out on loan at April 30, 2007. Total loaned securities had a value of $225,233 at April 30, 2007. See note 2 in Notes to Financial Statements.

(b)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

(c)	The fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund receives collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund. See note 2 in Notes to Financial Statements.

ADR –	American Depository Receipt

REIT –	Real Estate Investment Trust
First American Funds Semiannual Report 2007       83

Statements of  Assets and Liabilities April 30, 2007 (unaudited), all dollars and shares are rounded to thousands (000), except per share data

	Balanced		Equity
	Fund		Income Fund

Investments in unaffiliated securities, at cost	$322,841		$889,446
Investment in affiliated money market fund, at cost	3,694		40,310
Affiliated investment purchased with proceeds from securities lending, at cost (note 2)	95,849		235,716
Premiums received on options written, at cost (note 6)	64		—
Cash denominated in foreign currencies, at cost	13		—

ASSETS:
Investments in unaffiliated securities, at value* (note 2)	$349,395		$1,280,037
Investment in affiliated money market fund, at value (note 2 )	3,694		40,310
Affiliated investment purchased with proceeds from securities lending, at value (note 2)	95,849		235,716
Cash denominated in foreign currencies, at value	13		—
Cash	69		—
Receivable for dividends and interest	1,178		1,390
Receivable for investment securities sold	28,934		—
Receivable for capital shares sold	216		306
Receivable for variation margin	44		—
Prepaid expenses and other assets	33		34

Total assets	479,425		1,557,793

LIABILITIES:
Liabilities for options written, at value	37		—
Bank overdraft	—		1,100
Payable for investment securities purchased	21,763		1,156
Payable for investment securities purchased on a when-issued basis	2,962		—
Payable upon return of securities loaned (note 2)	95,849		235,716
Payable for capital shares redeemed	1,976		1,310
Payable for swap agreements	87		—
Payable to affiliates (note 3)	249		971
Payable for distribution and shareholder servicing fees	33		59
Accrued expenses and other liabilities	20		37

Total liabilities	122,976		240,349

Net assets	$356,449		$1,317,444

COMPOSITION OF NET ASSETS:
Portfolio capital	$305,142		$869,254
Undistributed (distributions in excess of) net investment income	419		(1,080)
Accumulated net realized gain on investments, futures contracts, and swap agreements	23,994		58,679
Net unrealized appreciation of investments	26,554		390,591
Net unrealized appreciation of futures contracts	309		—
Net unrealized appreciation of forward foreign currency contracts, foreign currency, and translation of other assets and liabilities denominated in foreign currency (note 2)	—	(1)	—
Net unrealized appreciation on options written	27		—
Net unrealized appreciation of swap agreements	4		—

Net assets	$356,449		$1,317,444

* Including securities loaned, at value	$92,975		$225,233

Class A:
Net assets	$105,619		$175,800
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	8,839		11,303
Net asset value and redemption price per share	$11.95		$15.55
Maximum offering price per share (2)	$12.65		$16.46
Class B:
Net assets	$10,545		$18,411
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	890		1,197
Net asset value, offering price, and redemption price per share (3)	$11.85		$15.38
Class C:
Net assets	$2,690		$9,728
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	225		631
Net asset value, offering price, and redemption price per share (3)	$11.93		$15.41
Class R:
Net assets	$24		$492
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	2		32
Net asset value, offering price, and redemption price per share	$12.05		$15.53
Class Y:
Net assets	$237,571		$1,113,013
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	19,825		71,025
Net asset value, offering price, and redemption price per share	$11.98		$15.67

(1)	Due to the presentation of the financial statements in thousands, the number rounds to zero.

(2)	The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

(3)	Class B and C have a contingent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.
84      First American Funds Semiannual Report 2007

Statements of  Operations For the six-month period ended April 30, 2007 (unaudited), all dollars are rounded to thousands (000)

	Balanced	Equity
	Fund	Income Fund

INVESTMENT INCOME:
Interest from unaffiliated securities	$3,498	$91
Dividends from affiliated money market fund	4	388
Dividends from unaffiliated securities	1,680	16,193
Less: Foreign taxes withheld	(15)	(12)
Securities lending income	76	112

Total investment income	5,243	16,772

EXPENSES (note 3):
Investment advisory fees	1,172	4,224
Administration fees	416	1,451
Transfer agent fees	106	145
Custodian fees	9	34
Professional fees	22	21
Registration fees	25	25
Postage and printing fees	9	33
Directors’ fees	11	9
Other expenses	10	10
Distribution and shareholder servicing fees – Class A	131	213
Distribution and shareholder servicing fees – Class B	60	96
Distribution and shareholder servicing fees – Class C	14	52
Distribution and shareholder servicing fees – Class R	— (1)	1

Total expenses	1,985	6,314

Less: Fee waivers (note 3)	(242)	—
Less: Indirect payments from custodian (note 3)	(1)	—	(1)

Total net expenses	1,742	6,314

Investment income – net	3,501	10,458

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS, FUTURES CONTRACTS, OPTIONS WRITTEN, FOREIGN CURRENCY TRANSACTIONS, AND SWAP AGREEMENTS – NET (note 5):
Net realized gain on investments	24,993	59,553
Net realized loss on futures contracts	(264)	—
Net realized loss on swap agreements	(271)	—
Net realized loss on forward foreign currency contracts, foreign currency, and translation of other assets and liabilities denominated in foreign currency	— (1)	—
Net change in unrealized appreciation or depreciation of investments	(7,846)	32,593
Net change in unrealized appreciation or depreciation of futures contracts	244	—
Net change in unrealized appreciation or depreciation of options written	27	—
Net change in unrealized appreciation or depreciation of forward foreign currency contracts, foreign currency, and translation of other assets and liabilities denominated in foreign currency	— (1)	—
Net change in unrealized appreciation or depreciation of swap agreements	— (1)	—

Net gain on investments, futures contracts, options written, foreign currency transactions, and swap agreements	16,883	92,146

Net increase in net assets resulting from operations	$20,384	$102,604

(1)	Due to the presentation of the financial statements in thousands, the number rounds to zero.
First American Funds Semiannual Report 2007       85

Statements of  Changes in Net Assets all dollars are rounded to thousands (000)

	Balanced		Equity
	Fund		Income Fund

	Six-Month		Six-Month
	Period Ended		Period Ended
	4/30/07	Year Ended	4/30/07	Year Ended
	(unaudited)	10/31/06	(unaudited)	10/31/06

OPERATIONS:
Investment income – net	$3,501	$6,826	$10,458	$21,407
Net realized gain on investments	24,993	26,905	59,553	141,083
Net realized gain (loss) on futures contracts	(264)	115	—	—
Net realized gain (loss) on swap agreements	(271)	128	—	—
Net realized loss on forward foreign currency contracts, foreign currency, and translation of other assets and liabilities denominated in foreign currency	— (1)	—	—	—
Net change in unrealized appreciation or depreciation of investments	(7,846)	5,427	32,593	68,753
Net change in unrealized appreciation or depreciation of futures contracts	244	(32)	—	—
Net change in unrealized appreciation or depreciation of options written	27	—	—	—
Net change in unrealized appreciation of forward foreign currency contracts, foreign currency, and translation of other assets and liabilities denominated in foreign currency (note 2)	— (1)	—	—	—
Net change in unrealized appreciation or depreciation of swap agreements	— (1)	43	—	—

Net increase in net assets resulting from operations	20,384	39,412	102,604	231,243

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(1,022)	(1,852)	(1,345)	(2,470)
Class B	(67)	(146)	(104)	(183)
Class C	(16)	(23)	(56)	(119)
Class R	— (1)	— (1)	(3)	(6)
Class Y	(2,657)	(4,891)	(10,030)	(19,051)
Net realized gain on investments:
Class A	(7,413)	—	(15,113)	(975)
Class B	(926)	—	(1,748)	(119)
Class C	(207)	—	(982)	(83)
Class R	(2)	—	(47)	(2)
Class Y	(17,359)	—	(99,232)	(6,504)

Total distributions	(29,669)	(6,912)	(128,660)	(29,512)

CAPITAL SHARE TRANSACTIONS (note 4):
Class A:
Proceeds from sales	4,503	10,315	8,357	12,754
Reinvestment of distributions	8,175	1,798	15,312	3,190
Payments for redemptions	(11,082)	(27,468)	(16,502)	(41,866)

Increase (decrease) in net assets from Class A transactions	1,596	(15,355)	7,167	(25,922)

Class B:
Proceeds from sales	162	406	644	971
Reinvestment of distributions	956	138	1,750	285
Payments for redemptions (note 3)	(3,990)	(7,579)	(3,349)	(5,425)

Decrease in net assets from Class B transactions	(2,872)	(7,035)	(955)	(4,169)

Class C:
Proceeds from sales	221	518	370	918
Reinvestment of distributions	213	23	961	199
Payments for redemptions (note 3)	(695)	(2,678)	(2,547)	(7,112)

Decrease in net assets from Class C transactions	(261)	(2,137)	(1,216)	(5,995)

Class R:
Proceeds from sales	19	31	43	113
Reinvestment of distributions	2	— (1)	50	8
Payments for redemptions	(18)	(11)	(101)	(100)

Increase (decrease) in net assets from Class R transactions	3	20	(8)	21

Class Y:
Proceeds from sales	14,030	39,369	55,573	79,417
Reinvestment of distributions	19,019	4,616	53,452	9,238
Payments for redemptions	(36,573)	(72,474)	(103,879)	(298,954)

Increase (decrease) in net assets from Class Y transactions	(3,524)	(28,489)	5,146	(210,299)

Increase (decrease) in net assets from capital share transactions	(5,058)	(52,996)	10,134	(246,364)

Total decrease in net assets	(14,343)	(20,496)	(15,922)	(44,633)
Net assets at beginning of period	370,792	391,288	1,333,366	1,377,999

Net assets at end of period	$356,449	$370,792	$1,317,444	$1,333,366

Undistributed (distributions in excess of) net investment income at end of period	$419	$680	$(1,080)	$—

(1)	Due to the presentation of the financial statements in thousands, the number rounds to zero.
The accompanying notes are an integral part of the financial statements.
86      First American Funds Semiannual Report 2007

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Financial Highlights  For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized	Distributions	Distributions	Net Asset
	Value	Net	Gains	from Net	from Net	Value
	Beginning	Investment	(Losses) on	Investment	Realized	End of
	of Period	Income	Investments	Income	Gains	Period

Balanced Fund
Class A
2007 (1)(2)	$12.27	$0.11	$0.56	$(0.11)	$(0.88)	$11.95
2006 (2)(3)	11.27	0.20	1.00	(0.20)	—	12.27
2005 (2)(4)	11.43	0.01	(0.17)	—	—	11.27
2005 (2)(5)	10.12	0.15	1.31	(0.15)	—	11.43
2004 (2)(5)	9.47	0.13	0.66	(0.14)	—	10.12
2003 (5)	8.38	0.17	1.08	(0.16)	—	9.47
2002 (2)(5)	9.50	0.20	(1.12)	(0.20)	—	8.38
Class B
2007 (1)(2)	$12.18	$0.06	$0.55	$(0.06)	$(0.88)	$11.85
2006 (2)(3)	11.18	0.11	1.00	(0.11)	—	12.18
2005 (2)(4)	11.34	—	(0.16)	—	—	11.18
2005 (2)(5)	10.04	0.07	1.30	(0.07)	—	11.34
2004 (2)(5)	9.41	0.05	0.65	(0.07)	—	10.04
2003 (5)	8.32	0.10	1.08	(0.09)	—	9.41
2002 (2)(5)	9.44	0.13	(1.12)	(0.13)	—	8.32
Class C
2007 (1)(2)	$12.25	$0.06	$0.56	$(0.06)	$(0.88)	$11.93
2006 (2)(3)	11.22	0.11	0.99	(0.07)	—	12.25
2005 (2)(4)	11.38	—	(0.16)	—	—	11.22
2005 (2)(5)	10.08	0.07	1.30	(0.07)	—	11.38
2004 (2)(5)	9.44	0.05	0.66	(0.07)	—	10.08
2003 (5)	8.35	0.09	1.10	(0.10)	—	9.44
2002 (2)(5)	9.49	0.13	(1.14)	(0.13)	—	8.35
Class R (6)
2007 (1)(2)	$12.35	$0.09	$0.59	$(0.10)	$(0.88)	$12.05
2006 (2)(3)	11.29	0.17	1.01	(0.12)	—	12.35
2005 (2)(4)	11.45	0.01	(0.17)	—	—	11.29
2005 (2)(5)	10.14	0.11	1.32	(0.12)	—	11.45
2004 (2)(5)	9.49	0.14	0.64	(0.13)	—	10.14
2003 (5)	8.39	0.15	1.10	(0.15)	—	9.49
2002 (2)(5)	9.50	0.20	(1.12)	(0.19)	—	8.39
Class Y
2007 (1)(2)	$12.30	$0.12	$0.57	$(0.13)	$(0.88)	$11.98
2006 (2)(3)	11.31	0.23	0.99	(0.23)	—	12.30
2005 (2)(4)	11.46	0.01	(0.16)	—	—	11.31
2005 (2)(5)	10.15	0.17	1.32	(0.18)	—	11.46
2004 (2)(5)	9.50	0.16	0.66	(0.17)	—	10.15
2003 (5)	8.40	0.19	1.09	(0.18)	—	9.50
2002 (2)(5)	9.53	0.23	(1.13)	(0.23)	—	8.40

(1)	For the six-month period ended April 30, 2007 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

(2)	Per share data calculated using average shares outstanding method.

(3)	For the period November 1 to October 31 in the year indicated.

(4)	For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund’s fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

(5)	For the period October 1 to September 30 in year indicated.

(6)	Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

(7)	Total return does not include sales charges. Total return would have been lower had certain expenses not been waived.
The accompanying notes are an integral part of the financial statements.
88      First American Funds Semiannual Report 2007

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses to	Income to
		Ratio of	Investment	Average	Average Net
	Net Assets	Expenses to	Income	Net Assets	Assets	Portfolio
Total	End of	Average	to Average	(Excluding	(Excluding	Turnover
Return (7)	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

5.72%	$105,619	1.10%	1.80%	1.24%	1.66%	72%
10.73	106,565	1.10	1.67	1.23	1.54	143
(1.40)	112,557	1.10	0.90	1.21	0.79	12
14.51	114,388	1.06	1.35	1.21	1.20	147
8.39	119,292	1.05	1.27	1.19	1.13	110
14.98	98,016	1.05	1.75	1.23	1.57	156
(9.90)	98,557	1.05	2.07	1.23	1.89	79

5.26%	$10,545	1.85%	1.07%	1.99%	0.93%	72%
9.93	13,809	1.85	0.92	1.98	0.79	143
(1.41)	19,409	1.85	0.15	1.96	0.04	12
13.64	20,657	1.81	0.60	1.96	0.45	147
7.46	28,101	1.80	0.54	1.94	0.40	110
14.25	33,015	1.80	1.00	1.98	0.82	156
(10.64)	35,641	1.80	1.32	1.98	1.14	79

5.32%	$2,690	1.85%	1.06%	1.99%	0.92%	72%
9.86	3,030	1.85	0.92	1.98	0.79	143
(1.41)	4,787	1.85	0.15	1.96	0.04	12
13.61	5,528	1.81	0.60	1.96	0.45	147
7.53	5,890	1.80	0.55	1.94	0.41	110
14.24	7,089	1.80	0.99	1.98	0.81	156
(10.77)	2,233	1.80	1.32	1.98	1.14	79

5.73%	$24	1.35%	1.57%	1.49%	1.43%	72%
10.49	23	1.35	1.38	1.61	1.12	143
(1.40)	1	1.35	0.65	1.61	0.39	12
14.16	1	1.31	1.06	1.61	0.76	147
8.22	1	1.05	1.39	1.19	1.25	110
15.08	23,844	1.05	1.76	1.23	1.58	156
(9.90)	36,194	1.05	2.07	1.23	1.89	79

5.84%	$237,571	0.85%	2.06%	0.99%	1.92%	72%
10.92	247,365	0.85	1.92	0.98	1.79	143
(1.31)	254,534	0.85	1.15	0.96	1.04	12
14.76	262,557	0.81	1.60	0.96	1.45	147
8.62	283,005	0.80	1.55	0.94	1.41	110
15.35	363,157	0.80	2.00	0.98	1.82	156
(9.74)	290,288	0.80	2.32	0.98	2.14	79

First American Funds Semiannual Report 2007       89

Financial Highlights  For a share outstanding throughout the indicated periods

			Realized and
	Net Asset		Unrealized	Distributions	Distributions	Net Asset
	Value	Net	Gains	from Net	from Net	Value
	Beginning	Investment	(Losses) on	Investment	Realized	End of
	of Period	Income	Investments	Income	Gains	Period

Equity Income Fund (1)
Class A
2007 (2)	$15.90	$0.11	$1.09	$(0.12)	$(1.43)	$15.55
2006 (3)	13.67	0.20	2.32	(0.21)	(0.08)	15.90
2005 (4)	13.89	0.01	(0.22)	(0.01)	—	13.67
2005 (5)	12.77	0.20	1.15	(0.22)	(0.01)	13.89
2004 (5)	11.56	0.18	1.23	(0.20)	—	12.77
2003 (5)	9.58	0.18	1.99	(0.19)	—	11.56
2002 (5)	12.13	0.16	(2.48)	(0.19)	(0.04)	9.58
Class B
2007 (2)	$15.75	$0.05	$1.09	$(0.08)	$(1.43)	$15.38
2006 (3)	13.57	0.09	2.30	(0.13)	(0.08)	15.75
2005 (4)	13.79	—	(0.22)	—	—	13.57
2005 (5)	12.68	0.10	1.14	(0.12)	(0.01)	13.79
2004 (5)	11.49	0.08	1.22	(0.11)	—	12.68
2003 (5)	9.52	0.10	1.98	(0.11)	—	11.49
2002 (5)	12.07	0.09	(2.49)	(0.11)	(0.04)	9.52
Class C
2007 (2)	$15.78	$0.05	$1.09	$(0.08)	$(1.43)	$15.41
2006 (3)	13.59	0.10	2.30	(0.13)	(0.08)	15.78
2005 (4)	13.81	—	(0.22)	—	—	13.59
2005 (5)	12.70	0.11	1.13	(0.12)	(0.01)	13.81
2004 (5)	11.51	0.08	1.22	(0.11)	—	12.70
2003 (5)	9.54	0.10	1.98	(0.11)	—	11.51
2002 (5)	12.09	0.10	(2.50)	(0.11)	(0.04)	9.54
Class R (6)
2007 (2)	$15.88	$0.09	$1.09	$(0.10)	$(1.43)	$15.53
2006 (3)	13.66	0.17	2.31	(0.18)	(0.08)	15.88
2005 (4)	13.88	0.01	(0.23)	—	—	13.66
2005 (5)	12.78	0.11	1.20	(0.20)	(0.01)	13.88
2004 (5)	11.56	0.19	1.22	(0.19)	—	12.78
2003 (5)	9.57	0.19	1.99	(0.19)	—	11.56
2002 (5)	12.12	0.15	(2.47)	(0.19)	(0.04)	9.57
Class Y
2007 (2)	$16.00	$0.13	$1.11	$(0.14)	$(1.43)	$15.67
2006 (3)	13.76	0.24	2.33	(0.25)	(0.08)	16.00
2005 (4)	13.98	0.01	(0.21)	(0.01)	(0.01)	13.76
2005 (5)	12.85	0.24	1.15	(0.25)	(0.01)	13.98
2004 (5)	11.63	0.21	1.24	(0.23)	—	12.85
2003 (5)	9.63	0.21	2.00	(0.21)	—	11.63
2002 (5)	12.20	0.21	(2.52)	(0.22)	(0.04)	9.63

(1)	Per share data calculated using average shares outstanding method.

(2)	For the six-month period ended April 30, 2007 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

(3)	For the period November 1 to October 31 in the year indicated.

(4)	For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund’s fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

(5)	For the period October 1 to September 30 in the year indicated.

(6)	Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

(7)	Total return does not include sales charges. Total return would have been lower had certain expenses not been waived.
The accompanying notes are an integral part of the financial statements.
90      First American Funds Semiannual Report 2007

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses to	Income (Loss)
		Ratio of	Investment	Average	to Average Net
	Net Assets	Expenses to	Income (Loss)	Net Assets	Assets	Portfolio
Total	End of	Average	to Average	(Excluding	(Excluding	Turnover
Return (7)	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

7.92%	$175,800	1.17%	1.40%	1.17%	1.40%	9%
18.66	171,814	1.18	1.40	1.18	1.40	23
(1.53)	171,998	1.20	0.70	1.20	0.70	—
10.65	176,878	1.16	1.51	1.19	1.48	27
12.26	184,381	1.15	1.39	1.19	1.35	12
22.81	144,282	1.15	1.70	1.20	1.65	43
(19.51)	128,142	1.15	1.43	1.20	1.38	38

7.58%	$18,411	1.92%	0.68%	1.92%	0.68%	9%
17.76	19,845	1.93	0.65	1.93	0.65	23
(1.60)	21,003	1.95	(0.05)	1.95	(0.05)	—
9.86	21,639	1.91	0.78	1.94	0.75	27
11.37	23,869	1.90	0.65	1.94	0.61	12
21.97	22,156	1.90	0.95	1.95	0.90	43
(20.10)	18,699	1.90	0.80	1.95	0.75	38

7.56%	$9,728	1.92%	0.69%	1.92%	0.69%	9%
17.80	11,225	1.93	0.68	1.93	0.68	23
(1.59)	15,313	1.95	(0.05)	1.95	(0.05)	—
9.84	16,128	1.91	0.79	1.94	0.76	27
11.34	19,300	1.90	0.66	1.94	0.62	12
21.95	19,386	1.90	0.95	1.95	0.90	43
(20.08)	11,171	1.90	0.86	1.95	0.81	38

7.80%	$492	1.42%	1.16%	1.42%	1.16%	9%
18.33	511	1.43	1.14	1.57	1.00	23
(1.55)	418	1.45	0.45	1.60	0.30	—
10.33	415	1.41	0.83	1.59	0.65	27
12.18	1	1.15	1.52	1.19	1.48	12
22.91	17,170	1.15	1.80	1.20	1.75	43
(19.47)	36,522	1.15	1.34	1.20	1.29	38

8.12%	$1,113,013	0.92%	1.67%	0.92%	1.67%	9%
18.89	1,129,971	0.93	1.65	0.93	1.65	23
(1.50)	1,169,267	0.95	0.95	0.95	0.95	—
10.94	1,206,483	0.91	1.80	0.94	1.77	27
12.54	1,404,431	0.90	1.65	0.94	1.61	12
23.20	1,278,470	0.90	1.95	0.95	1.90	43
(19.30)	678,352	0.90	1.80	0.95	1.75	38

First American Funds Semiannual Report 2007       91

Notes to  Financial Statements   (unaudited as of April 30, 2007), all dollars and shares are rounded to thousands (000)

1 >	Organization

The Real Estate Securities Fund, International Fund, International Select Fund, Small Cap Growth Opportunities Fund, Small Cap Select Fund, Small Cap Value Fund, Small-Mid Cap Core Fund, Mid Cap Growth Opportunities Fund, Mid Cap Value Fund, Large Cap Growth Opportunities Fund, Large Cap Select Fund, Large Cap Value Fund, Balanced Fund, and Equity Income Fund (each a “fund” and collectively, the “funds”) are mutual funds offered by First American Investment Funds, Inc. (“FAIF”), which is a member of the First American Family of Funds. As of April 30, 2007, FAIF offered 39 funds, including the funds listed above. FAIF is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. FAIF’s articles of incorporation permit the funds’ board of directors to create additional funds in the future. Each fund other than Real Estate Securities Fund is a diversified open-end management investment company. The Real Estate Securities Fund is a non-diversified, open-end management investment company. Prior to October 3, 2005, Small-Mid Cap Core Fund had different investment strategies, was named Technology Fund, and also was non-diversified. Non-diversified funds may invest a large component of their net assets in securities of relatively few issuers.

FAIF offers Class A, Class B, Class C, Class R, and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares are subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Class C shares may be subject to a contingent deferred sales charge for 12 months, and will not convert to Class A shares. Class R shares have no sales charge and are offered only through certain tax-deferred retirement plans. Class Y shares have no sales charge and are offered only to qualifying institutional investors and certain other qualifying accounts. Class R shares are not offered by the Small-Mid Cap Core Fund.

The funds’ prospectus provides descriptions of each fund’s investment objective, principal investment strategies, and principal risks. All classes of shares of a fund have identical voting, dividend, liquidation, and other rights, and the same terms and conditions, except that certain fees and expenses, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to that class’ servicing or distribution arrangements.

2 >	Summary of Significant Accounting Policies

The significant accounting policies followed by the funds are as follows:

SECURITY VALUATIONS – Security valuations for the funds’ investments are furnished by an independent pricing service that has been approved by the funds’ board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the funds utilize the Nasdaq Official Closing Price which compares the last trade to the bid/ask range of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the funds’ board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. As of April 30, 2007, Real Estate Securities Fund, Small Cap Growth Opportunities Fund, and Balanced Fund held fair valued securities with a total value of $300, $28, and $118, respectively, or 0.0%, 0.0%, and 0.0% of total net assets, respectively. The fair values of securities held by International Fund and International Select Fund are determined on each business day by an independent third party based on factors such as price changes for futures contracts, sector indices, American Depository Receipts, and currency exchange rates that occur between the close of the local market and the close of the New York Stock Exchange. The use of daily fair value pricing by the International Fund and International Select Fund may cause the net asset value of
92      First American Funds Semiannual Report 2007

their shares to differ significantly from the net asset value that would be determined without fair value pricing. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Foreign securities are valued at the closing prices on the principal exchange on which they trade unless they are fair valued as described above. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents. Investments in open-end mutual funds are valued at their respective net asset values on the valuation date.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the funds record security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income-tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS – The Equity Income Fund and Large Cap Value Fund declare and pay income dividends monthly. The Balanced Fund, Large Cap Select Fund, Mid Cap Value Fund, and Real Estate Securities Fund declare and pay income dividends quarterly. The Large Cap Growth Opportunities Fund, Mid Cap Growth Opportunities Fund, Small Cap Growth Opportunities Fund, Small Cap Select Fund, Small Cap Value Fund, Small-Mid Cap Core Fund, International Fund, and International Select Fund declare and pay income dividends annually. Distributions are payable in cash or reinvested in additional shares of the funds. Any net realized capital gains on sales of a fund’s securities are distributed to shareholders at least annually.

The Real Estate Securities Fund receives substantial distributions from holdings in real estate investment trusts (“REITs”). Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the REIT shareholder. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, Real Estate Securities Fund must use estimates in reporting the character of its income and distributions for financial statement purposes. The actual character of distributions to fund shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a fund shareholder may represent a return of capital.

FEDERAL TAXES – Each fund is treated as a separate taxable entity. Each fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to deferred wash sale and straddle losses, foreign currency gains and losses, investments in limited partnerships and REITs, and the “mark-to-market” of certain passive foreign investment companies (“PFICs”) for tax purposes. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the fiscal period that the differences arise.
First American Funds Semiannual Report 2007       93

Notes to  Financial Statements  continued

The character of distributions made during the six-month period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period or year that the income or realized gains (losses) were recorded by the fund. The distributions paid during the six-month period ended April 30, 2007 (estimated), and the year ended October 31, 2006, were as follows:

	April 30, 2007

	Ordinary	Long Term
Fund	Income	Gain	Total

Real Estate Securities Fund	$6,029	$90,085	$96,114
International Fund	19,154	31,012	50,166
International Select Fund	49	—	49
Small Cap Growth Opportunities Fund	—	19,919	19,919
Small Cap Select Fund	—	134,178	134,178
Small Cap Value Fund	1,403	64,175	65,578
Small-Mid Cap Core Fund	109	—	109
Mid Cap Growth Opportunities Fund	—	142,003	142,003
Mid Cap Value Fund	5,226	58,534	63,760
Large Cap Growth Opportunities Fund	1,284	9,667	10,951
Large Cap Select Fund	1,419	7,702	9,121
Large Cap Value Fund	7,435	72,240	79,675
Balanced Fund	3,762	25,907	29,669
Equity Income Fund	11,538	117,122	128,660

	October 31, 2006

	Ordinary	Long Term
Fund	Income	Gain	Total

Real Estate Securities Fund	$46,095	$52,224	$98,319
International Fund	19,958	—	19,958
Small Cap Growth Opportunities Fund	47,284	8,237	55,521
Small Cap Select Fund	50,757	107,691	158,448
Small Cap Value Fund	11,597	80,011	91,608
Mid Cap Growth Opportunities Fund	52,862	104,610	157,472
Mid Cap Value Fund	6,572	35,553	42,125
Large Cap Select Fund	10,875	7,247	18,122
Large Cap Value Fund	12,164	26,976	39,140
Balanced Fund	6,912	—	6,912
Equity Income Fund	21,829	7,683	29,512

As of October 31, 2006, the funds’ most recently completed year-end, components of accumulated earnings (deficit) on a tax-basis were as follows:

			Accumulated			Total
	Undistributed	Undistributed	Capital and	Unrealized	Other	Accumulated
	Ordinary	Long Term	Post-October	Appreciation	Accumulated	Earnings
Fund	Income	Capital Gains	Losses	(Depreciation)	Losses	(Deficit)

Real Estate Securities Fund	$58,865	$31,220	$—	$264,536	$—	$354,621
International Fund	17,437	31,015	(6,331)	452,898	—	495,019
Small Cap Growth Opportunities Fund	17,478	2,440	—	12,757	(83)	32,592
Small Cap Select Fund	58,724	75,288	(29,163)	95,718	(244)	200,323
Small Cap Value Fund	20,581	43,594	—	58,495	—	122,670
Small-Mid Cap Core Fund	93	—	(451,025)	7,752	—	(443,180)
Mid Cap Growth Opportunities Fund	—	142,003	(30,252)	286,422	—	398,173
Mid Cap Value Fund	20,199	38,335	—	139,018	(237)	197,315
Large Cap Growth Opportunities Fund	1,285	9,668	(70,958)	106,357	—	46,352
Large Cap Select Fund	78	7,702	—	52,253	—	60,033
Large Cap Value Fund	18,830	53,409	—	175,144	—	247,383
Balanced Fund	2,871	23,715	—	34,091	(85)	60,592
Equity Income Fund	3,900	113,225	—	357,121	—	474,246

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are primarily due to the tax deferral of losses on wash sales and investments in limited partnerships, the amount of gain (loss) recognized for tax
94      First American Funds Semiannual Report 2007

purposes due to mark-to-market adjustments on open futures contracts, and the mark-to-market for certain PFICs for tax purposes.

As of October 31, 2006, the following funds had capital loss carryforwards, which, if not offset by subsequent capital gains, will expire on the funds’ fiscal year-ends as follows:

	Expiration Year

Fund	2007	2008	2009	2010	2011	2012	2013	Total

International Fund	$1,762	$—	$4,569	$—	$—	$—	$—	$6,331
Small Cap Select Fund	—	—	29,163	—	—	—	—	29,163
Small-Mid Cap Core Fund	—	5,595	339,005	102,106	4,320	—	—	451,025
Mid Cap Growth Opportunities Fund	—	—	30,252	—	—	—	—	30,252
Large Cap Growth Opportunities Fund	—	—	70,958	—	—	—	—	70,958

In accordance with Section 382 of the Internal Revenue Code, utilization of all or a portion of the above capital loss carryovers is limited on an annual basis for International Fund, Small Cap Select Fund, Small-Mid Cap Core Fund, Mid Cap Growth Opportunities Fund, and Large Cap Growth Opportunities Fund to $4,046, $9,721, $1,524, $10,084, and $23,652, respectively.

FUTURES TRANSACTIONS – In order to gain exposure to or protect against changes in the market and to maintain sufficient liquidity to meet redemption requests, certain funds may enter into S&P stock index futures contracts and other stock index futures contracts. The Balanced Fund may also enter into interest rate index futures contracts.

Upon entering into a futures contract, the fund is required to deposit cash or pledge U.S. government securities. The margin required for a futures contract is set by the exchange on which the contract is traded. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the fund each day (daily variation margin) and are recorded as unrealized gains (losses) until the contract is closed. When the contract is closed, the fund records a realized gain (loss) equal to the difference between the proceeds from (or cost of) the closing transaction and the fund’s basis in the contract.

Risks of entering into futures contracts, in general, include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a fund could lose more than the original margin deposit required to initiate a futures transaction. These contracts involve market risk in excess of the amount reflected in the fund’s Statement of Assets and Liabilities. Unrealized gains (losses) on outstanding positions in futures contracts held at the close of the year will be recognized as capital gains (losses) for federal income tax purposes.

At April 30, 2007, International Select Fund and Balanced Fund had outstanding futures contracts as disclosed in their Schedules of Investments.

OPTIONS TRANSACTIONS – The funds may utilize options in an attempt to manage market or business risk or enhance returns. When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current market value of the option written. When a written option expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon exercise of the option. As of April 30, 2007, the Balanced Fund held written options as disclosed in its Schedule of Investments.

Purchased options are recorded as investments and marked-to-market daily to reflect the current market value of the option contract. If a purchased option expires, a loss is realized in the amount of the cost of the option. If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option. If a put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid. As of April 30, 2007, the Balanced Fund held options purchased as disclosed in its Schedule of Investments.

SWAP AGREEMENTS – The Balanced Fund may invest in swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The fund may enter into interest rate and credit default swap agreements to manage its exposure to interest rates and credit risk.
First American Funds Semiannual Report 2007       95

Notes to  Financial Statements  continued

Interest rate swap agreements involve the exchange by the fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). As of April 30, 2007, Balanced Fund had outstanding interest rate swaps as disclosed in its Schedule of Investments.

In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a specified reference entity on its obligation (typically a corporate issue or sovereign issue of an emerging country). The fund may use credit default swaps to provide a measure of protection against defaults of particular issuers (i.e., to reduce risk where the fund owns an issuance of or otherwise has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As of April 30, 2007, Balanced Fund had outstanding credit default swaps as disclosed in its Schedule of Investments.

Swaps are marked-to-market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss on the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap agreement is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received by the fund are included as part of miscellaneous income on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market, and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to an agreement may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreement, and that there may be unfavorable changes in interest rates.

FOREIGN CURRENCY TRANSLATION – The books and records of International Fund and International Select Fund relating to the funds’ non-U.S. dollar denominated investments are maintained in U.S. dollars on the following bases:

•	market value of investment securities, assets, and liabilities are translated at the current rate of exchange; and

•	purchases and sales of investment securities, income, and expenses are translated at the relevant rates of exchange prevailing on the respective dates of such transactions.

The International Fund and International Select Fund do not isolate the portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The International Fund and International Select Fund report certain foreign currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes. At April 30, 2007, International Fund did not have foreign currency holdings. The International Select Fund had foreign currency holdings consisting of multiple denominations.

FORWARD FOREIGN CURRENCY CONTRACTS – The International Fund and International Select Fund may enter into forward foreign currency contracts as hedges against either specific transactions or fund positions. The aggregate principal amount of the contracts are not recorded because the funds intend to settle the contracts prior to delivery. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The funds realize gains or losses at the time the forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for federal income tax purposes.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit a potential gain that might result should the value of the currency increase. These contracts involve market risk in excess of the amount reflected in the fund’s Statement of Assets and Liabilities. The face or contract amount in U.S. dollars reflects the total exposure the fund has in that particular currency contract. In addition, there could be exposure to risks (limited to the amount of unrealized gains) if the counterparties to the contracts are unable to meet the terms of their contracts. At April 30, 2007, the funds had no outstanding forward currency contracts.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS – Delivery and payment for securities that have been purchased by a fund on a when-issued or forward-commitment basis can take place up to a month or more after the transaction. Such securities do not earn interest, are subject to market fluctuations, and may increase or decrease in value prior to their delivery. Each fund segregates assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the fund’s net asset value if the fund makes such purchases while remaining substantially fully invested. At April 30, 2007, Balanced Fund had when-
96      First American Funds Semiannual Report 2007

issued or forward-commitment securities outstanding with a total cost of $2,962.

In connection with the ability to purchase securities on a when-issued basis, each fund may also enter into dollar rolls in which the fund sells securities purchased on a forward-commitment basis and simultaneously contracts with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical, securities on a specified future date. As an inducement for the fund to “roll over” its purchase commitments, the fund receives negotiated amounts in the form of reductions of the purchase price of the commitment. Dollar rolls are considered a form of leverage. As of and for the six-month period ended April 30, 2007, the funds had no dollar rolls.

ILLIQUID OR RESTRICTED SECURITIES – A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the fund. Illiquid securities may be valued under methods approved by the funds’ board of directors as reflecting fair value. Each fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, and may have contractual restrictions on resale. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on a fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the funds’ board of directors. At April 30, 2007, Real Estate Securities Fund, Small Cap Growth Opportunities Fund, Small Cap Select Fund, and Balanced Fund had investments in illiquid securities with a total value of $300, $3,745, $6,085, and $118, respectively, or 0.0%, 1.2%, 0.5%, and 0.0%, respectively, of total net assets.

Information concerning illiquid securities, including restricted securities considered to be illiquid, is as follows:

		Dates
Real Estate Securities Fund	Shares	Acquired	Cost Basis

Beacon Capital	34	3/98	$435
Newcastle Investment Holdings	35	6/98	153

		Dates
Small Cap Growth Opportunities Fund	Shares	Acquired	Cost Basis

Ember Resources	1,500	1/06-3/07	$8,287
Hollis-Eden Pharmaceuticals Warrants	71	2/06	161
Kuhlman Company Warrants	282	1/06	273
Tridium, Class B, Escrow Shares	279	1/06	—	*
VideoPropulsion	785	12/99	—	*

* Rounds to zero.

		Dates
Small Cap Select Fund	Shares	Acquired	Cost Basis

Reliv International	571	4/06-2/07	$5,940

		Dates
Balanced Fund	Par	Acquired	Cost Basis

Duty Free International	$588	1/99-11/02	$588

SECURITIES LENDING – In order to generate additional income, a fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. Each fund’s policy is to receive collateral from the borrower in the form of cash, U.S. government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned. If the value of the securities on loan increases, additional collateral is received from the borrower. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially.

FAF Advisors, Inc. (“FAF Advisors”) serves as the securities lending agent for the funds in transactions involving the lending of portfolio securities on behalf of the funds. FAF Advisors acts as the securities lending agent pursuant to, and subject to compliance with conditions contained in, an exemptive order issued by the Securities and Exchange Commission (“SEC”). FAF Advisors receives fees as a percentage of each fund’s net income from securities lending transactions. With respect to International Fund and International Select Fund, a portion of this amount is paid to State Street Bank and Trust for acting as sub-lending agent. Effective January 23, 2007, for each fund other than International Fund and International Select Fund, collateral for securities on loan is invested in a money market fund administered by FAF Advisors, and FAF Advisors will receive an administration fee equal to 0.02% of such fund’s average daily net assets. For International Fund and International Select Fund, State Street Bank and Trust will continue to act as sub-lending agent and will receive a portion of FAF Advisors’ fee. Securities lending fees
First American Funds Semiannual Report 2007       97

Notes to  Financial Statements  continued

paid to FAF Advisors by the funds during the six-month period ended April 30, 2007, were as follows:

Fund

Real Estate Securities Fund	$138
Small Cap Growth Opportunities Fund	113
Small Cap Select Fund	509
Small Cap Value Fund	96
Small-Mid Cap Core Fund	26
Mid Cap Growth Opportunities Fund	246
Mid Cap Value Fund	108
Large Cap Growth Opportunities Fund	60
Large Cap Select Fund	28
Large Cap Value Fund	40
Balanced Fund	31
Equity Income Fund	45

Income from securities lending is recorded on the Statement of Operations as securities lending income net of fees paid to FAF Advisors.

SECURITY LITIGATION SETTLEMENTS – Income from settlement proceeds related to portfolio securities is recorded as an adjustment to realized or unrealized gains or losses. For the six-month period ended April 30, 2007, Small Cap Growth Opportunities Fund, Small Cap Select Fund, Small Cap Value Fund, Small-Mid Cap Core Fund, Mid Cap Growth Opportunities Fund, Mid Cap Value Fund, Large Cap Growth Opportunities Fund, Large Cap Value Fund, Balanced Fund, and Equity Income Fund received settlement proceeds of $158, $314, $0 (due to rounding), $92, $161, $10, $250, $40, $629, and $371, respectively, as an adjustment to realized gains or losses for settlement proceeds related to securities no longer included in the portfolio.

EXPENSES – Expenses that are directly related to one of the funds are charged directly to that fund. Other operating expenses are allocated to the funds on several bases, including evenly across all funds, allocated based on relative net assets of all funds within the First American Family of Funds, or a combination of both methods. Class specific expenses, such as distribution fees and shareholder servicing fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a fund are allocated to each respective class in proportion to the relative net assets of each class.

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the SEC, the funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. The funds did not have any interfund lending transactions during the six-month period ended April 30, 2007.

DEFERRED COMPENSATION PLAN – Under a Deferred Compensation Plan (the “Plan”), non-interested directors of the First American Family of Funds may participate and elect to defer receipt of part or all of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of selected open-end First American Funds, preselected by each Director. All amounts in the Plan are 100% vested, and accounts under the Plan are obligations of the funds. Deferred amounts remain in the funds until distributed in accordance with the Plan.

USE OF ESTIMATES IN PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3 >	Fees and Expenses

INVESTMENT ADVISORY FEES – Pursuant to an investment advisory agreement (the “Agreement”), FAF Advisors manages each fund’s assets and furnishes related office facilities, equipment, research, and personnel. The Agreement requires each fund to pay FAF Advisors a monthly fee based upon average daily net assets. The annual fee for each fund is as follows:

Advisory Fee
as a % of Average
Fund	Daily Net Assets

Real Estate Securities Fund	0.70%
International Fund	1.00
International Select Fund	1.00
Small Cap Growth Opportunities Fund	1.00
Small Cap Select Fund	0.70
Small Cap Value Fund	0.70
Small-Mid Cap Core Fund	0.70
Mid Cap Growth Opportunities Fund	0.70
Mid Cap Value Fund	0.70
Large Cap Growth Opportunities Fund*	0.65
Large Cap Select Fund*	0.65
Large Cap Value Fund*	0.65
Balanced Fund*	0.65
Equity Income Fund*	0.65

*	The advisory fees for Large Cap Growth Opportunities Fund, Large Cap Select Fund, Large Cap Value Fund, Balanced Fund, and Equity Income Fund are equal to an annual rate of 0.65% of the average daily net assets up to $3 billion, 0.625% of the average daily net assets on the next $2 billion, and 0.60% of the average daily net assets in excess of $5 billion.

FAF Advisors has agreed to waive fees and reimburse other fund expenses for the following funds at least through February 29, 2008 (June 30, 2008 for Balanced Fund), so that total fund operating expenses, as a
98      First American Funds Semiannual Report 2007

percentage of average daily net assets, do not exceed the following amounts:

	Share Class

Fund	A	B	C	R	Y

International Fund	1.49%	2.24%	2.24%	1.74%	1.24%
International Select Fund	1.49	2.24	2.24	1.74	1.24
Small Cap Growth Opportunities Fund	1.47	2.22	2.22	1.72	1.22
Small-Mid Cap Core Fund	1.41	2.16	2.16	N/A	1.16
Balanced Fund	1.10	1.85	1.85	1.35	0.85

N/A = Not Applicable

The funds may invest in related money market funds that are series of First American Funds, Inc., subject to certain limitations. In order to avoid the payment of duplicative investment advisory fees to FAF Advisors, which acts as the investment advisor to both the investing funds and the related money market funds, FAF Advisors will reimburse each investing fund an amount equal to that portion of FAF Advisor’s investment advisory fee received from the related money market funds that is attributable to the assets of the investing fund. For financial statement purposes these reimbursements are recorded as investment income.

ADMINISTRATION FEES – FAF Advisors serves as the funds’ administrator pursuant to an administration agreement between FAF Advisors and the funds. U.S. Bancorp Fund Services, LLC (“USBFS”) serves as sub-administrator pursuant to a sub-administration agreement between USBFS and FAF Advisors. FAF Advisors is a subsidiary of U.S. Bank National Association (“U.S. Bank”). Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. Under the administration agreement, FAF Advisors provides, or engages other entities to provide, services to the funds. These services include various legal, oversight, and administrative services and accounting services. The funds pay FAF Advisors administration fees, which are calculated daily and paid monthly, equal to each fund’s pro rata share of an amount equal, on an annual basis, to 0.25% of the aggregate average daily net assets of all open-end mutual funds in the First American Family of Funds up to $8 billion, 0.235% on the next $17 billion of the aggregate average daily net assets, 0.22% on the next $25 billion of the aggregate average daily net assets, and 0.20% of the aggregate average daily net assets in excess of $50 billion. All fees paid to the sub-administrator are paid from the administration fee. In addition to these fees, the funds may reimburse FAF Advisors and the sub-administrator for any out-of-pocket expenses incurred in providing administration services.

For the six-month period ended April 30, 2007, administration fees paid to FAF Advisors by the funds included in this report were as follows:

Fund

Real Estate Securities Fund	$1,184
International Fund	1,961
International Select Fund	93
Small Cap Growth Opportunities Fund	355
Small Cap Select Fund	1,186
Small Cap Value Fund	469
Small-Mid Cap Core Fund	129
Mid Cap Growth Opportunities Fund	1,848
Mid Cap Value Fund	1,154
Large Cap Growth Opportunities Fund	946
Large Cap Select Fund	539
Large Cap Value Fund	1,033
Balanced Fund	402
Equity Income Fund	1,447

SUB-ADVISORY FEES – J.P. Morgan Investment Management Inc. (“JPMorgan”) serves as investment sub-advisor to the International Fund pursuant to a sub-advisory agreement with FAF Advisors. For the services under its sub-advisory agreement with FAF Advisors, JPMorgan is paid a monthly fee by FAF Advisors equal, on an annual basis, to 0.34% of the first $100 million of the fund’s average daily net assets, 0.30% of the next $250 million of the fund’s average daily net assets, 0.24% of the next $1.25 billion of the fund’s average daily net assets, and 0.22% of the fund’s average daily net assets in excess of $1.60 billion.

Altrinsic Global Advisors, LLC (“Altrinsic”), Hansberger Global Investors, Inc. (“HGI”), and Lazard Asset Management LLC (“Lazard”) each serve as investment sub-advisor to the International Select Fund pursuant to separate sub-advisory agreements with FAF Advisors. Each sub-advisor has discretion to select portfolio securities for its portion of the fund. For the services provided under their respective sub-advisory agreements with FAF Advisors, Altrinsic, HGI, and Lazard are paid monthly fees by FAF Advisors.

TRANSFER AGENT FEES – USBFS serves as the funds’ transfer agent pursuant to a transfer agent agreement with FAIF. The funds are charged transfer agent fees based on a per shareholder account basis, subject to a minimum fee per share class. These fees are charged to each fund based on the number of accounts within that fund. In addition to these fees, the funds may reimburse USBFS for out-of-pocket expenses incurred in providing transfer agent services.
First American Funds Semiannual Report 2007       99

Notes to  Financial Statements  continued

For the six-month period ended April 30, 2007, transfer agent fees paid to USBFS by the funds included in this report were as follows:

Fund

Real Estate Securities Fund	$81
International Fund	85
International Select Fund	36
Small Cap Growth Opportunities Fund	75
Small Cap Select Fund	155
Small Cap Value Fund	79
Small-Mid Cap Core Fund	108
Mid Cap Growth Opportunities Fund	195
Mid Cap Value Fund	126
Large Cap Growth Opportunities Fund	151
Large Cap Select Fund	54
Large Cap Value Fund	118
Balanced Fund	100
Equity Income Fund	135

CUSTODIAN FEES – U.S. Bank serves as the custodian for each fund other than International Fund and International Select Fund pursuant to a custodian agreement with FAIF. The fee for each fund (except International Fund and International Select Fund) is equal to an annual rate of 0.005% of average daily net assets. State Street Bank (“SSB”) serves as the custodian for International Fund and International Select Fund pursuant to a custodian agreement with FAIF. The International Fund and International Select Fund pay SSB various asset-based fees and transaction charges based on the issuer’s country. All fees are computed daily and paid monthly.

Under the custodian agreements, interest earned on uninvested cash balances is used to reduce a portion of each fund’s custodian expenses. The International Fund and International Select Fund have also entered into agreements with SSB to receive certain credits to reduce the amount of custody fees incurred. These credits, if any, are disclosed as “Indirect payments from custodian” in the Statement of Operations. Conversely, the custodian charges a fee for any cash overdrafts incurred, which increases the fund’s custodian expenses.

For the six-month period ended April 30, 2007, custodian fees were increased as a result of overdrafts, and decreased as a result of interest earned (and, for International Fund and International Select Fund, as a result of other custodian credits) as follows:

Fund	Increased		Decreased

Real Estate Securities Fund	$2		$2
International Fund	—		257
International Select Fund	—		15
Small Cap Growth Opportunities Fund	—		4
Small Cap Select Fund	—		5
Small Cap Value Fund	1		3
Small-Mid Cap Core Fund	—	*	—	*
Mid Cap Growth Opportunities Fund	—		6
Mid Cap Value Fund	—	*	7
Large Cap Growth Opportunities Fund	21		1
Large Cap Select Fund	4		1
Large Cap Value Fund	1		2
Balanced Fund	—	*	1
Equity Income Fund	1		—	*

*	Rounds to zero.

DISTRIBUTION AND SHAREHOLDER SERVICING FEES – Quasar Distributors, LLC (“Quasar”), a subsidiary of U.S. Bancorp, serves as the distributor of the funds pursuant to a distribution agreement with FAIF. Under the distribution agreement, and pursuant to a plan adopted by each fund under rule 12b-1 of the Investment Company Act, each fund pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25%, 1.00%, 1.00%, and 0.50% of each fund’s average daily net assets attributable to Class A shares, Class B shares, Class C shares, and Class R shares, respectively. No distribution or shareholder servicing fees are paid by Class Y shares. These fees may be used by Quasar to provide compensation for sales support, distribution activities, and/or shareholder servicing activities.

Under these distribution and shareholder servicing agreements, the following amounts were retained by affiliates of FAF Advisors for the six-month period ended April 30, 2007:

Fund

Real Estate Securities Fund	$182
International Fund	45
International Select Fund	—	*
Small Cap Growth Opportunities Fund	61
Small Cap Select Fund	178
Small Cap Value Fund	53
Small-Mid Cap Core Fund	29
Mid Cap Growth Opportunities Fund	258
Mid Cap Value Fund	125
Large Cap Growth Opportunities Fund	96
Large Cap Select Fund	7
Large Cap Value Fund	103
Balanced Fund	128
Equity Income Fund	212

*	Rounds to zero

OTHER FEES AND EXPENSES – In addition to investment advisory fees, custodian fees, distribution and shareholder servicing fees, transfer agent fees, and administration fees, each fund is responsible for paying other operating
100      First American Funds Semiannual Report 2007

expenses, including: legal, auditing, registration fees, postage and printing of shareholder reports, fees and expenses of independent directors, insurance, and other miscellaneous expenses. For the six-month period ended April 30, 2007, legal fees and expenses of $42 were paid to a law firm of which an Assistant Secretary of the funds is a partner.

CONTINGENT DEFERRED SALES CHARGES – A contingent deferred sales charge (“CDSC”) is imposed on redemptions made in the Class B shares. The CDSC varies depending on the number of years from time of payment for the purchase of Class B shares until the redemption of such shares. Class B shares automatically convert to Class A shares after eight years.

CDSC as a Percentage
of Dollar Amount
Year Since Purchase	Subject to Charge

First	5.00%
Second	5.00
Third	4.00
Fourth	3.00
Fifth	2.00
Sixth	1.00
Seventh	—
Eighth	—

A CDSC of 1.00% is imposed on redemptions made in Class C shares for the first 12 months.

The CDSC for Class B shares and Class C shares is imposed on the value of the purchased shares or the value at the time of redemption, whichever is less.

For the six-month period ended April 30, 2007, total front-end sales charges and CDSCs retained by affiliates of FAF Advisors for distributing the funds’ shares were as follows:

Fund

Real Estate Securities Fund	$264
International Fund	54
International Select Fund	6
Small Cap Growth Opportunities Fund	20
Small Cap Select Fund	188
Small Cap Value Fund	29
Small-Mid Cap Core Fund	17
Mid Cap Growth Opportunities Fund	110
Mid Cap Value Fund	105
Large Cap Growth Opportunities Fund	38
Large Cap Select Fund	11
Large Cap Value Fund	43
Balanced Fund	40
Equity Income Fund	106

4 >	Capital Share Transactions

FAIF has 324 billion shares of $0.0001 par value capital stock authorized. Capital share transactions for the funds were as follows:

	Real Estate		International		International
	Securities Fund		Fund		Select Fund

	Six-Month	Year	Six-Month	Year	12/22/2006*
	Period Ended	Ended	Period Ended	Ended	to
	4/30/2007	10/31/2006	4/30/2007	10/31/2006	4/30/2007

Class A:
Shares issued	2,864	4,130	481	944	92
Shares issued in lieu of cash distributions	837	997	85	37	—
Shares redeemed	(2,167)	(2,737)	(580)	(1,467)	(1)

Total Class A transactions	1,534	2,390	(14)	(486)	91

Class B:
Shares issued	97	100	24	90	8
Shares issued in lieu of cash distributions	29	27	10	2	—
Shares redeemed	(39)	(57)	(74)	(165)	—

Total Class B transactions	87	70	(40)	(73)	8

Class C:
Shares issued	501	295	44	69	7
Shares issued in lieu of cash distributions	45	31	11	2	—
Shares redeemed	(88)	(77)	(123)	(157)	—

Total Class C transactions	458	249	(68)	(86)	7

Class R:
Shares issued	517	421	—	—	1
Shares issued in lieu of cash distributions	40	5	—	—	—
Shares redeemed	(182)	(76)	—	—	—

Total Class R transactions	375	350	—	—	1

Class Y:
Shares issued	4,256	7,940	5,427	16,815	18,329
Shares issued in lieu of cash distributions	1,584	1,946	1,920	865	5
Shares redeemed	(5,141)	(4,939)	(19,855)	(26,402)	(965)

Total Class Y transactions	699	4,947	(12,508)	(8,722)	17,369

Net increase (decrease) in capital shares	3,153	8,006	(12,630)	(9,367)	17,476

*	Commencement of operations.
First American Funds Semiannual Report 2007       101

Notes to  Financial Statements  continued

	Small Cap Growth		Small Cap		Small Cap
	Opportunities Fund		Select Fund		Value Fund

	Six-Month	Year	Six-Month	Year	Six-Month	Year
	Period Ended	Ended	Period Ended	Ended	Period Ended	Ended
	4/30/2007	10/31/2006	4/30/2007	10/31/2006	4/30/2007	10/31/2006

Class A:
Shares issued	1,020	4,199	7,474	9,110	418	865
Shares issued in lieu of cash distributions	449	735	1,842	1,595	671	769
Shares redeemed	(897)	(1,598)	(3,584)	(2,829)	(466)	(711)

Total Class A transactions	572	3,336	5,732	7,876	623	923

Class B:
Shares issued	7	27	117	169	10	32
Shares issued in lieu of cash distributions	23	84	203	260	103	167
Shares redeemed	(68)	(149)	(187)	(245)	(84)	(222)

Total Class B transactions	(38)	(38)	133	184	29	(23)

Class C:
Shares issued	22	50	814	568	57	61
Shares issued in lieu of cash distributions	8	30	213	217	61	85
Shares redeemed	(36)	(78)	(199)	(385)	(81)	(133)

Total Class C transactions	(6)	2	828	400	37	13

Class R:
Shares issued	16	68	1,405	176	109	133
Shares issued in lieu of cash distributions	4	—	43	6	24	1
Shares redeemed	(22)	(3)	(75)	(24)	(19)	(13)

Total Class R transactions	(2)	65	1,373	158	114	121

Class Y:
Shares issued	379	1,850	8,622	8,486	2,082	3,416
Shares issued in lieu of cash distributions	368	1,388	4,956	7,353	3,430	4,769
Shares redeemed	(1,935)	(3,669)	(6,090)	(12,717)	(3,182)	(6,538)

Total Class Y transactions	(1,188)	(431)	7,488	3,122	2,330	1,647

Net increase (decrease) in capital shares	(662)	2,934	15,554	11,740	3,133	2,681

	Small-Mid Cap		Mid Cap Growth		Mid Cap
	Core Fund		Opportunities Fund		Value Fund

	Six-Month	Year	Six-Month	Year	Six-Month	Year
	Period Ended	Ended	Period Ended	Ended	Period Ended	Ended
	4/30/2007	10/31/2006	4/30/2007	10/31/2006	4/30/2007	10/31/2006

Class A:
Shares issued	367	1,273	1,522	3,381	4,423	4,315
Shares issued in lieu of cash distributions	—	—	747	775	525	155
Shares redeemed	(797)	(1,315)	(986)	(4,096)	(1,467)	(929)

Total Class A transactions	(430)	(42)	1,283	60	3,481	3,541

Class B:
Shares issued	22	52	18	63	29	73
Shares issued in lieu of cash distributions	—	—	40	42	21	21
Shares redeemed	(195)	(435)	(65)	(79)	(52)	(157)

Total Class B transactions	(173)	(383)	(7)	26	(2)	(63)

Class C:
Shares issued	99	231	118	240	244	460
Shares issued in lieu of cash distributions	—	—	47	45	43	17
Shares redeemed	(99)	(235)	(79)	(183)	(66)	(95)

Total Class C transactions	—	(4)	86	102	221	382

Class R:(1)
Shares issued	—	—	137	338	571	685
Shares issued in lieu of cash distributions	—	—	42	27	46	4
Shares redeemed	—	—	(94)	(66)	(114)	(55)

Total Class R transactions	—	—	85	299	503	634

Class Y:
Shares issued	1,911	5,352	1,791	4,107	2,507	4,891
Shares issued in lieu of cash distributions	4	—	1,890	2,385	1,268	1,130
Shares redeemed	(750)	(2,340)	(2,638)	(7,045)	(2,050)	(3,614)

Total Class Y transactions	1,165	3,012	1,043	(553)	1,725	2,407

Net increase (decrease) in capital shares	562	2,583	2,490	(66)	5,928	6,901

(1)	Class R is not offered by the Small-Mid Cap Core Fund.
102      First American Funds Semiannual Report 2007

	Large Cap Growth		Large Cap		Large Cap
	Opportunities Fund		Select Fund		Value Fund

	Six-Month	Year	Six-Month	Year	Six-Month	Year
	Period Ended	Ended	Period Ended	Ended	Period Ended	Ended
	4/30/2007	10/31/2006	4/30/2007	10/31/2006	4/30/2007	10/31/2006

Class A:
Shares issued	220	459	56	345	273	522
Shares issued in lieu of cash distributions	33	—	7	10	426	237
Shares redeemed	(494)	(1,174)	(59)	(281)	(545)	(1,595)

Total Class A transactions	(241)	(715)	4	74	154	(836)

Class B:
Shares issued	12	27	3	14	12	31
Shares issued in lieu of cash distributions	5	—	1	1	37	25
Shares redeemed	(117)	(265)	(3)	(13)	(84)	(323)

Total Class B transactions	(100)	(238)	1	2	(35)	(267)

Class C:
Shares issued	20	19	3	5	16	26
Shares issued in lieu of cash distributions	3	—	—	1	19	10
Shares redeemed	(72)	(120)	(1)	(2)	(49)	(78)

Total Class C transactions	(49)	(101)	2	4	(14)	(42)

Class R:
Shares issued	2	9	1	10	1	7
Shares issued in lieu of cash distributions	—	—	—	—	1	—
Shares redeemed	—	(1)	(7)	(2)	(1)	—

Total Class R transactions	2	8	(6)	8	1	7

Class Y:
Shares issued	1,012	4,473	2,253	12,008	1,605	4,621
Shares issued in lieu of cash distributions	159	—	222	515	2,058	1,056
Shares redeemed	(5,885)	(8,081)	(4,056)	(5,046)	(5,859)	(6,211)

Total Class Y transactions	(4,714)	(3,608)	(1,581)	7,477	(2,196)	(534)

Net increase (decrease) in capital shares	(5,102)	(4,654)	(1,580)	7,565	(2,090)	(1,672)

	Balanced		Equity
	Fund		Income Fund

	Six-Month	Year	Six-Month	Year
	Period Ended	Ended	Period Ended	Ended
	4/30/2007	10/31/2006	4/30/2007	10/31/2006

Class A:
Shares issued	382	877	548	876
Shares issued in lieu of cash distributions	700	154	1,015	220
Shares redeemed	(927)	(2,330)	(1,068)	(2,869)

Total Class A transactions	155	(1,299)	495	(1,773)

Class B:
Shares issued	14	34	42	67
Shares issued in lieu of cash distributions	83	12	117	20
Shares redeemed	(341)	(648)	(222)	(375)

Total Class B transactions	(244)	(602)	(63)	(288)

Class C:
Shares issued	19	44	24	63
Shares issued in lieu of cash distributions	18	2	64	14
Shares redeemed	(59)	(226)	(168)	(492)

Total Class C transactions	(22)	(180)	(80)	(415)

Class R:
Shares issued	2	3	3	8
Shares issued in lieu of cash distributions	—	—	4	—
Shares redeemed	(2)	(1)	(7)	(7)

Total Class R transactions	—	2	—	1

Class Y:
Shares issued	1,179	3,312	3,590	5,379
Shares issued in lieu of cash distributions	1,624	393	3,520	637
Shares redeemed	(3,082)	(6,111)	(6,688)	(20,386)

Total Class Y transactions	(279)	(2,406)	422	(14,370)

Net increase (decrease) in capital shares	(390)	(4,485)	774	(16,845)

First American Funds Semiannual Report 2007       103

Notes to  Financial Statements  continued

Class B shares converted to Class A shares (reflected above as Class A shares issued and Class B shares redeemed) during the six-month period ended April 30, 2007, and the fiscal year ended October 31, 2006, were as follows:

	Six-Month
	Period		Year
	Ended		Ended
Fund	4/30/07		10/31/06

Real Estate Securities Fund	7		13
International Fund	29		41
International Select Fund	—		—
Small Cap Growth Opportunities Fund	43		43
Small Cap Select Fund	86		66
Small Cap Value Fund	24		88
Small-Mid Cap Core Fund	64		143
Mid Cap Growth Opportunities Fund	42		19
Mid Cap Value Fund	24		78
Large Cap Growth Opportunities Fund	70		125
Large Cap Select Fund	—	*	1
Large Cap Value Fund	46		185
Balanced Fund	274		331
Equity Income Fund	150		110

*	The number rounds to zero.

5 >	Investment Security Transactions

During the six-month period ended April 30, 2007, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows:

	U.S. Government		Other Investment
	Securities		Securities

Fund	Purchases	Sales	Purchases	Sales

Real Estate Securities Fund	$—	$—	$1,247,896	$1,228,834
International Fund	—	—	117,587	313,269
International Select Fund			223,301	19,470
Small Cap Growth Opportunities Fund	—	—	155,799	194,138
Small Cap Select Fund	—	—	546,919	458,377
Small Cap Value Fund	—	—	136,191	155,098
Small-Mid Cap Core Fund	—	—	84,554	80,470
Mid Cap Growth Opportunities Fund	—	—	785,989	835,113
Mid Cap Value Fund	—	—	600,579	507,494
Large Cap Growth Opportunities Fund	—	—	433,767	611,341
Large Cap Select Fund	—	—	309,466	342,477
Large Cap Value Fund	—	—	412,623	515,649
Balanced Fund	97,467	86,509	161,257	209,878
Equity Income Fund	—	—	114,582	246,000

The aggregate gross unrealized appreciation and depreciation of securities held by the funds and the total cost of securities (including cost of securities purchased with proceeds from securities lending) for federal tax purposes at April 30, 2007, were as follows:

				Federal
	Aggregate	Aggregate		Income
	Gross	Gross		Tax
Fund	Appreciation	Depreciation	Net	Cost

Real Estate Securities Fund	$247,642	$(14,287)	$233,355	$1,268,011
International Fund	565,045	(20,862)	544,183	1,604,964
International Select Fund	10,449	(2,417)	8,032	187,025
Small Cap Growth Opportunities Fund	38,294	(11,516)	26,778	447,907
Small Cap Select Fund	136,633	(44,626)	92,007	1,596,599
Small Cap Value Fund	58,822	(10,273)	48,549	558,836
Small-Mid Cap Core Fund	12,717	(2,440)	10,277	159,135
Mid Cap Growth Opportunities Fund	363,645	(21,016)	342,629	2,098,357
Mid Cap Value Fund	178,128	(16,153)	161,975	1,342,357
Large Cap Growth Opportunities Fund	131,359	(5,417)	125,942	983,520
Large Cap Select Fund	51,659	(2,732)	48,927	558,269
Large Cap Value Fund	144,268	(6,440)	137,828	949,319
Balanced Fund	29,541	(2,987)	26,554	422,384
Equity Income Fund	393,939	(3,348)	390,591	1,165,472

The difference between cost for financial statement purposes and federal tax purposes is primarily due to losses deferred from wash sales, investments in limited partnerships and REITs, the amount of gain (loss) recognized for tax purposes due to mark-to-market adjustments on open futures contracts, and the mark-to-market of certain PFICs for tax purposes.

6 >	Sector Risk

Portfolios that primarily invest in a particular sector may experience greater volatility than portfolios investing in a broad range of industry sectors. Real Estate Securities Fund primarily invests in income-producing common stocks of publicly traded companies engaged in the real estate industry. The real estate industry has been subject to substantial fluctuations and declines on a local, regional, and national basis in the past and that may continue in the future. As of April 30, 2007, Small Cap Growth Opportunities Fund and Large Cap Growth Opportunities Fund each had a significant portion of their assets invested in the information technology sector, which could be more sensitive to short product cycles and aggressive pricing than the technology industry as a whole. As of the same date, International Fund, Small Cap Value Fund, and Large Cap Value Fund had significant portions of their assets invested in the financials sector. The financials sector may be more greatly impacted by the performance of the overall economy, interest rates, competition, and consumer confidence and spending.
104      First American Funds Semiannual Report 2007

7 >	Indemnifications

The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. However, the funds have not had prior claims of losses pursuant to these contracts and expect the risk of loss to be remote.

8 >	New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of that date. Recent Securities and Exchange Commission guidance allows implementing FIN 48 in fund net asset value calculations as late as the funds’ last net asset value calculation in the first required financial statement reporting period. As a result, the funds will incorporate FIN 48 in their semiannual report on April 30, 2008.

In September 2006, the FASB issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of April 30, 2007, the funds do not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period.

9 >	Subsequent Event – Results of the Special Meeting

A special meeting of the shareholders of International Select Fund was held on May 17, 2007, for shareholders of record as of April 4, 2007. The shareholders of the fund voted on whether to approve a new investment sub-advisory agreement between HGI and FAF Advisors. Shareholders also voted on whether to approve a proposal to authorize a “manager-of-managers” structure for the fund. The results of the vote at the shareholder meeting held May 17, 2007, were as follows:

To approve an investment sub-advisory agreement between FAF Advisors and HGI with respect to the fund (not rounded):

For	Against	Abstain

12,275,877	6,255	6,978

To authorize a “manager-of-managers” structure for the fund, whereby FAF Advisors, under certain circumstances, will be able to hire and replace sub-advisors to the fund without obtaining shareholder approval (not rounded):

For	Against	Abstain

12,144,738	131,259	13,113
First American Funds Semiannual Report 2007       105

 NOTICE TO SHAREHOLDERS April 30, 2007 (unaudited)
HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (1) without charge upon request by calling 800.677.FUND; (2) at www.firstamericanfunds.com; and (3) on the U.S. Securities and Exchange Commission’s website at www.sec.gov.
FORM N-Q HOLDINGS INFORMATION

Each fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The funds’ Forms N-Q are available (1) without charge upon request by calling 800.677.FUND and (2) on the Securities and Exchange Commission’s website at www.sec.gov. In addition, you may review and copy the funds’ Forms N-Q at the Commission’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.
QUARTERLY PORTFOLIO HOLDINGS

Each fund will make portfolio holdings information publicly available by posting the information at www.firstamericanfunds.com on a quarterly basis. The funds will attempt to post such information within 10 days of the calendar quarter-end.
106      First American Funds Semiannual Report 2007

Board of Directors First American Investment Funds, Inc.

Virginia Stringer

Chairperson of First American Investment Funds, Inc.
Governance Consultant; former Owner and President of Strategic Management
Resources, Inc.

Benjamin Field III

Director of First American Investment Funds, Inc.
Retired; former Senior Financial Advisor, Senior Vice President,
Chief Financial Officer, and Treasurer of Bemis Company, Inc.

Roger Gibson

Director of First American Investment Funds, Inc.
Director of Charterhouse Group, Inc.

Victoria Herget

Director of First American Investment Funds, Inc.
Investment Consultant; former Managing Director of Zurich Scudder Investments

John Kayser

Director of First American Investment Funds, Inc.
Retired; former Principal, Chief Financial Officer, and Chief Administrative Officer of
William Blair & Company, LLC

Leonard Kedrowski

Director of First American Investment Funds, Inc.
Owner and President of Executive and Management Consulting, Inc.

Richard Riederer

Director of First American Investment Funds, Inc.
Owner and Chief Executive Officer of RKR Consultants, Inc.

Joseph Strauss

Director of First American Investment Funds, Inc.
Owner and President of Strauss Management Company

James Wade

Director of First American Investment Funds, Inc.
Owner and President of Jim Wade Homes

First American Investment Funds’ Board of Directors is comprised entirely of independent directors.

Direct fund correspondence to:
First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund’s portfolio.

This report is for the information of shareholders of the First American Investment Funds, Inc. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the funds. Read the prospectus carefully before investing.

The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.
INVESTMENT ADVISOR

FAF Advisors, Inc.
800 Nicollet Mall
Minneapolis, Minnesota 55402
ADMINISTRATOR

FAF Advisors, Inc.
800 Nicollet Mall
Minneapolis, Minnesota 55402
TRANSFER AGENT

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
CUSTODIANS

U.S. Bank National Association
60 Livingston Avenue
St. Paul, Minnesota 55101

State Street Bank and Trust Company
2 Avenue de Lafayette
Boston, Massachusetts 02111
DISTRIBUTOR

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
220 South Sixth Street
Suite 1400
Minneapolis, Minnesota 55402
COUNSEL

Dorsey & Whitney LLP
50 South Sixth Street
Suite 1500
Minneapolis, Minnesota 55402

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330
In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.FUND or visit www.firstamericanfunds.com
0042-07 6/2007 SAR-EQUITY

Item 2—Code of Ethics
Not applicable to the semi-annual report.
Item 3—Audit Committee Financial Expert
Not applicable to the semi-annual report.
Item 4—Principal Accountant Fees and Services
Not applicable to the semi-annual report.
Item 5—Audit Committee of Listed Registrants
Not applicable.
Item 6—Schedule of Investments
The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8—Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10—Submission of Matters to a Vote of Security Holders
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this item.
Item 11—Controls and Procedures
(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12—Exhibits
(a)(1)	Not applicable.

(a)(2)	Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

(a)(3)	Not applicable.

(b)	Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act are filed as exhibits hereto.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Investment Funds, Inc.
By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: June 29, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: June 29, 2007

By:	/s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date: June 29, 2007